Federated Investors
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--17.2%
	Banking--17.2%
$50,000,000	Abbey National Bank PLC, London, 2.350%, 4/4/2002	$50,002,553
75,300,000	BNP Paribas, 1.830% - 2.220%, 10/17/2002 - 2/18/2003	75,302,088
173,000,000	Comerica Bank, 3.832% - 5.225%, 2/19/2002 - 7/26/2002	172,997,159
200,000,000	Credit Agricole Indosuez, 1.800%, 2/5/2002	200,000,000
90,500,000	Societe Generale, Paris, 1.895% - 3.865%, 2/13/2002 - 7/29/2002	90,492,070
60,000,000	Svenska Handelsbanken, Stockholm, 3.880%, 7/23/2002 - 7/24/2002	59,994,490
150,000,000	UBS AG, 1.790% - 4.630%, 2/12/2002 - 10/29/2002	149,999,271

	TOTAL CERTIFICATES OF DEPOSIT	798,787,631

	COLLATERALIZED LOAN AGREEMENTS--4.8%
	Brokerage--4.8%
75,000,000	Goldman Sachs & Co., 1.915%, 2/1/2002	75,000,000
150,000,000	Salomon Brothers, Inc., 1.970%, 2/1/2002	150,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	225,000,000

	COMMERCIAL PAPER--31.6%[1]
	Banking--9.6%
59,000,000	ANZ (Delaware), Inc. (Australia & New Zealand Banking Group, Melbourne GTD), 1.790%, 3/12/2002	58,885,589
25,000,000	Banco Santander Central Hispano, SA, 2.290%, 2/19/2002	24,971,375
22,000,000	Canadian Imperial Holdings, Inc. (Canadian Imperial Bank of Commerce GTD), 1.762%, 3/13/2002	21,956,929
30,000,000	Danske Bank A/S, 1.800%, 6/13/2002	29,802,000
85,000,000	Danske Corp., Inc. (Danske Bank A/S GTD), 2.970% - 3.630%, 3/7/2002 - 4/16/2002	84,690,258
75,000,000	Halifax PLC, 2.265%, 4/2/2002	74,716,875
30,000,000	KBC Financial Products International Ltd. (KBC Bank N.V. GTD), 1.620%, 4/16/2002	29,900,100
15,235,000	Los Angeles County, CA Metropolitan Transportation Authority (Series A) (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.800%, 3/6/2002	15,235,000
26,000,000	Santander Central Hispano Finance (Delaware), Inc. (Banco Santander Central Hispano, SA GTD), 3.390%, 2/20/2002	25,953,482
79,357,000	Stellar Funding Group Inc., 1.700% - 1.870%, 2/15/2002 - 4/1/2002	79,252,944

	TOTAL	445,364,552

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Brokerage--1.1%
$50,000,000	Goldman Sachs Group, Inc., 2.025% - 4.030%, 2/1/2002 -- 3/4/2002	$50,000,000

	Finance - Automotive--2.5%
25,000,000	FCAR Auto Loan Trust (Series A1+/P1), 1.820%, 3/19/2002	24,941,861
14,000,000	New Center Asset Trust (Series A1/P1), 1.810%, 3/15/2002	13,970,437
76,800,000	New Center Asset Trust (Series A1+/P1), 3.390% - 3,400%, 2/19/2002 - 3/4/2002	76,608,185

	TOTAL	115,520,483

	Finance - Commercial--12.0%
66,275,000	Amsterdam Funding Corp., 1.680%, 2/12/2002 - 2/15/2002	66,235,060
65,000,000	Eureka Securitization Inc., 2.120% - 2.250%, 2/5/2002 - 2/11/2002	64,969,111
137,000,000	GE Capital International Funding, Inc., (General Electric Capital Corp. GTD), 1.730% -2.150%, 2/22/2002 - 4/23/2002	136,696,263
42,000,000	General Electric Capital Services, Inc., 2.120%, 10/25/2002	41,342,093
226,117,000	Jupiter Securitization Corp., 1.700% - 3.450%, 2/6/2002 -- 6/18/2002	225,886,779
25,000,000	Tyco Capital Corp., 2.290%, 2/6/2002	24,992,049

	TOTAL	560,121,355

	Finance - Equipment--0.4%
18,000,000	John Deere Credit Ltd., (John Deere Capital Corp. GTD), 1.820%, 3/12/2002	17,964,510

	Finance - Retail--1.0%
25,000,000	American General Finance Corp., 2.315%, 3/1/2002	24,954,986
6,000,000	Commoloco Inc. (American General Finance Corp. GTD), 2.300%, 2/12/2002	5,995,783
16,700,000	Edison Asset Securitization LLC, 1.800%, 3/12/2002	16,667,435

	TOTAL	47,618,204

	Finance - Securities--3.1%
142,000,000	Galaxy Funding, Inc., 1.820% - 2.210%, 2/8/2002 - 4/15/2002	141,688,354

	Insurance--1.9%
15,000,000	Aspen Funding Corp. (MBIA INS) 2.240%, 2/25/2002	14,977,600
50,000,000	CXC, Inc., 2.210%, 2/12/2002	49,966,236
25,000,000	Paradigm Funding LLC, 1.850%, 2/15/2002	24,982,014

	TOTAL	89,925,850

	TOTAL COMMERCIAL PAPER	1,468,203,308

Principal Amount		Value
	SHORT-TERM NOTES--8.2%
	Banking--2.1%
$100,000,000	Bank of America N.A., 2.320%, 4/1/2002	$100,000,000

	Finance - Automotive--1.2%
4,152,890	ANRC Auto Owner Trust 2001-A, Class A, 2.578%, 10/15/2002	4,152,890
1,476,606	Chase Manhattan Auto Owner Trust 2001-A, Class A1, 3.660%, 8/15/2002	1,476,606
7,570,890	Chase Manhattan Auto Owner Trust 2001-B, Class A1, 2.180%, 11/15/2002	7,570,890
8,558,045	Ford Credit Auto Owner Trust 2001-E, Class A1, 2.583%, 6/15/2002	8,558,045
4,954,700	MMCA Auto Owner Trust 2001-4, Class A1, 2.010%, 12/16/2002	4,954,700
16,491,594	Nissan Auto Lease Trust 2001-A, Class A1, 1.995%, 11/15/2002	16,491,594
12,433,223	World Omni Auto Receivables Trust 2001-B, Class A1, 1.971%, 10/21/2002	12,433,223

	TOTAL	55,637,948

	Finance - Commercial--0.1%
4,500,000	General Electric Capital Corp., 5.180%, 2/1/2002	4,500,000

	Finance - Equipment--0.3%
12,972,878	John Deere Owner Trust 2001-A, Class A1, 2.190%, 11/15/2002	12,972,878

	Finance - Securities--3.7%
59,000,000	Beta Finance, Inc., (Beta Finance Corp. GTD), 2.420% - 5.100%, 2/7/2002 - 2/7/2003	58,999,555
20,000,000	K2 (USA) LLC (K2 Corp. GTD), 2.080% - 2.380%, 12/2/2002 - 1/28/2003	19,990,124
92,500,000	Sigma Finance, Inc. (Sigma Finance Corp. GTD), 2.900% - 5.270%, 2/20/2002 - 9/24/2002	92,499,969

	TOTAL	171,489,648

	Insurance--0.8%
2,626,519	Americredit Automobile Receivables Trust 2001-B, Class A1, (FSA INS), 3.760%, 8/6/2002	2,626,519
24,210,834	Americredit Automobile Receivables Trust 2001-C, Class A1, (FSA INS), 3.500%, 9/12/2002	24,210,834
8,551,481	Americredit Automobile Receivables Trust 2001-D, Class A1, (FSA INS), 2.391%, 11/12/2002	8,551,481
2,712,604	WFS Financial 2001-C Owner Trust, Class A1, (FSA GTD), 3.640%, 6/20/2002	2,712,604

	TOTAL	38,101,438

	TOTAL SHORT-TERM NOTES	382,701,912

Principal Amount		Value
	LOAN PARTICIPATION--0.3%
	Electrical Equipment--0.3%
$13,000,000	Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 1.760%, 5/17/2002	$13,000,000

	NOTES - VARIABLE--24.4%[2]
	Banking--8.6%
5,440,000	AGE, Inc. (Series 2000) (Regions Bank, Alabama LOC), 1.930%, 2/7/2002	5,440,000
3,360,000	Abbott Foods, Inc. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	3,360,000
6,000,000	Acton Assisited Living LLC (Series 2000) (Federal Home Loan Bank of Pittsburgh LOC), 1.880%, 2/7/2002	6,000,000
4,640,000	C. J. Krehbiel Co. (Series 2000) (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	4,640,000
6,815,000	CNOS Building LLC (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	6,815,000
6,792,000	Capital One Funding Corp. (Series 1999-B) (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	6,792,000
3,900,000	David Lipscomb University (Series 1999) (SunTrust Bank LOC), 1.950%, 2/6/2002	3,900,000
8,975,000	E & J Investments LLC, Bradner Village Health Care (Series 1999) (Lasalle Bank, N.A. LOC), 1.930%, 02/7/2002	8,975,000
4,800,000	Economic Development Partnership of Alabama, Inc. (Series 1998) (AmSouth Bank N.A., Birmingham LOC), 1.860%, 2/7/2002	4,800,000
8,410,000	Elsinore Properties LP (Series 1999) (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	8,410,000
9,600,000	Erwin Marine Sales, Inc. (Series 2000) (Amsouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	9,600,000
2,910,000	Gainesville and Hall County, GA Development Authority, Woozer Project (Series 2000) (SunTrust Bank LOC), 1.950%, 2/6/2002	2,910,000
6,700,000	Grand Chute, WI (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	6,700,000
3,000,000	HYCO Alabama LLC (Series 2000) (Regions Bank, Alabama LOC), 1.910%, 2/7/2002	3,000,000
8,300,000	Infirmary Health Systems, Inc. (Regions Bank, Alabama LOC), 1.900%, 2/7/2002	8,300,000
2,460,000	Joe A. Waggoner (Series 2000) (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,460,000
5,200,000	K & K Management Co. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	5,200,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$5,600,000	K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc. (Series 1998) (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	$5,600,000
7,601,290	Katie Realty LLC (Series 2000) (Allfirst Bank LOC), 1.810%, 2/1/2002	7,601,290
6,220,000	Kent Capital LLC (Series 1999) (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	6,220,000
3,555,000	L. B. Industries Inc. (Series 2000) (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	3,555,000
3,385,000	Lincoln Park (Bank One, N.A. (Chicago) LOC), 1.930%, 2/7/2002	3,385,000
60,000,000	Liquid Asset Backed Securities Trust (Series 1996-3) (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.840%, 2/15/2002	60,000,000
10,909,641	Liquid Asset Backed Securities Trust (Series 1997-1) (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.738%, 2/19/2002	10,909,641
5,000,000	Los Angeles, CA, MERLOTS (Series 2000A) (H&H Theatre) (First Union National Bank, Charlotte, NC LOC), 1.930%, 2/6/2002	5,000,000
4,000,000	MBE Investment Co. LLC, EH Investment Co. (Series 2000A) (Michigan National Bank, Farmington Hills LOC), 2.050%, 2/7/2002	4,000,000
25,000,000	MONET Trust (Series 2000-1) (Dresdner Bank AG, Frankfurt Swap Agreement), 1.970%, 3/27/2002	25,000,000
1,700,000	Manatee County, FL, CFI Manufacturing, Inc. Project (Series 1998B) (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,700,000
6,500,000	Maryland Economic Development Corp., Atlantic Pharmaceutical Services (Series 2000A) (Allfirst Bank LOC), 1.810%, 2/1/2002	6,500,000
16,000,000	Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1999) (Bank One, Louisiana LOC), 1.860%, 2/7/2002	16,000,000
13,100,000	New Keibler-Thompson Co. (Series 2000) (Allfirst Bank LOC), 1.810%, 2/1/2002	13,100,000
4,065,000	Oceana County Freezer Storage, Inc. (Series 1999) (Huntington National Bank, Columbus, OH LOC), 1.980%, 2/7/2002	4,065,000
12,080,000	Racetrac Capital LLC (Series 2000) (Regions Bank, Alabama LOC), 1.900%, 2/7/2002	12,080,000
6,315,000	Rollins College (Series 1998) (SunTrust Bank LOC), 1.950%, 2/6/2002	6,315,000
10,000,000	SMM Trust (Series 2000-M) (Morgan Guarantee Trust Co., New York Swap Agreement), 1.900%, 3/15/2002	10,000,000
6,261,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 2.000%, 2/7/2002	6,261,000
5,000,000	Seven Hills School (Series 2000) (Fifth Third Bank, Cincinnati LOC), 1.980%, 2/7/2002	5,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$5,500,000	South Pittsburg, TN IDB, Lodge Manufacturing Co. Project (Series 1999) (SunTrust Bank LOC), 1.950%, 2/6/2002	$5,500,000
2,780,000	Swiger Coil Systems, Inc. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	2,780,000
15,000,000	URI Trust (Series 2000-1) (UBS AG Swap Agreement), 1.945%, 3/18/2002	15,000,000
9,772,500	WCN Properties, Inc. (Series 2000) (Allfirst Bank LOC), 1.810%, 2/1/2002	9,772,500
35,000,000	Wells Fargo & Co., 1.830%, 2/14/2002	35,000,000
10,000,000	West Memphis IDRB, S-B Power Tool Project (Series 2000A) (Chase Manhattan Bank, New York LOC), 1.910%, 2/7/2002	10,000,000
9,000,000	White Hydraulics, Inc. (Series 1999) (Amsouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	9,000,000
370,000	York County, PA IDA, UL Holdings LLC (Series 2000B) (Allfirst Bank LOC), 1.810%, 2/1/2002	370,000

	TOTAL	397,016,431

	Brokerage--2.3%
40,000,000	Goldman Sachs Group, Inc., 1.780%, 2/22/2002	40,000,000
25,000,000	Goldman Sachs Group, Inc., 1.830%, 2/12/2002	25,000,000
40,000,000	Goldman Sachs Group, Inc., 1.942%, 3/21/2002	40,000,000

	TOTAL	105,000,000

	Electrical Equipment--0.4%
20,181,046	Northwest Airlines, Inc. (General Electric Co. GTD), 2.000%, 2/4/2002	20,181,046

	Finance - Commercial--3.4%
159,000,000	Compass Securitization LLC, 1.785% - 2.330%, 2/9/2002 -- 2/14/2002	158,949,358

	Finance - Retail--0.3%
15,000,000	Bishop's Gate Residential Mortgage Trust 2001-1, Class A-1, 1.950%, 2/28/2002	15,000,000

	Finance - Securities--3.0%
25,000,000	K2 (USA) LLC (K2 Corp. GTD), 1.800%, 2/15/2002	24,997,329
115,000,000	Sigma Finance, Inc. (Sigma Finance Corp. GTD), 1.810% - 3.520%, 2/1/2002 -- 2/28/2002	114,996,408

	TOTAL	139,993,737

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Government Agency--0.2%
$1,080,000	Alabama HFA, Turtle Lake Project (Series 2000-B) (FNMA LOC), 1.860%, 2/7/2002	$1,080,000
7,000,000	Direct One Funding Corp. (FNMA INS), 1.900%, 2/7/2002	7,000,000

	TOTAL	8,080,000

	Insurance--4.5%
25,000,000	Allstate Life Insurance Co., 2.304%, 3/1/2002	25,000,000
12,000,000	GE Life and Annuity Assurance Co., 2.182%, 3/1/2002	12,000,000
30,000,000	Jackson National Life Insurance Co., 2.011%, 4/1/2002	30,000,000
53,000,000	Monumental Life Insurance Co., 2.040% - 2.236%, 2/1/2002 -- 2/28/2002	53,000,000
35,000,000	New York Life Insurance Co., 2.181%, 2/28/2002	35,000,000
10,000,000	Security Life of Denver Insurance Co., 1.900%, 4/24/2002	10,000,000
44,000,000	Travelers Insurance Co., 1.981%, 4/01/2002	44,000,000

	TOTAL	209,000,000

	Telecommunications--1.7%
50,000,000	BellSouth Telecommunications, Inc., 2.011%, 3/4/2002	50,000,000
30,000,000	Verizon Global Funding, 1.860%, 3/20/2002	29,998,116

	TOTAL	79,998,116

	TOTAL NOTES -- VARIABLE	1,133,218,688

	TIME DEPOSITS--2.2%[1]
	Banking--2.2%
55,000,000	Toronto Dominion Bank, 1.875%, 2/1/2002	55,000,000
45,000,000	Westdeutsche Landesbank Girozentrale, 1.875%, 2/1/2002	45,000,000

	TOTAL TIME DEPOSITS	100,000,000

Principal Amount		Value
	REPURCHASE AGREEMENTS--11.3%[3]
$100,000,000	Bank of America LLC, 1.940%, dated 1/31/2002, due 2/1/2002	$100,000,000
100,000,000	Goldman Sachs & Co., 1.940%, dated 1/31/2002, due 2/1/2002	100,000,000
20,000,000	J.P. Morgan Securities, Inc., 1.750%, dated 1/31/2002, due 2/1/2002	20,000,000
100,000,000	J.P. Morgan Securities, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	100,000,000
155,185,000	Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	155,185,000
50,000,000	State Street Bank and Trust Co., 1.880%, dated 1/31/2002, due 2/1/2002	50,000,000

	TOTAL REPURCHASE AGREEMENTS	525,185,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$4,646,096,539

1 Each issue shows the rate of discount at the time of purchase.

2 Variable rate securities with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,644,574,856) at January 31, 2002.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$525,185,000
Investments in securities	4,120,911,539

Total investments in securities, at amortized cost and value		$4,646,096,539
Cash		371,924
Income receivable		18,824,837
Receivable for shares sold		350,927
Other assets		3,095

TOTAL ASSETS		4,665,647,322

Liabilities:
Payable for investments purchased	15,000,000
Income distribution payable	4,623,110
Accrued expenses	1,449,356

TOTAL LIABILITIES		21,072,466

Net assets for 4,644,574,856 shares outstanding		$4,644,574,856

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$2,428,181,930 ÷ 2,428,181,930 shares outstanding		$1.00

Cash II Shares:
$2,216,392,926 ÷ 2,216,392,926 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest			$72,617,138

Expenses:
Investment adviser fee		$11,916,862
Administrative personnel and services fee		1,793,483
Custodian fees		138,176
Transfer and dividend disbursing agent fees and expenses		1,193,999
Directors'/Trustees' fees		15,882
Auditing fees		6,349
Legal fees		15,882
Portfolio accounting fees		88,966
Distribution services fee--Cash II Shares		2,821,279
Shareholder services fee--Institutional Service Shares		3,137,152
Shareholder services fee--Cash II Shares		2,821,279
Share registration costs		97,718
Printing and postage		87,364
Insurance premiums		5,326
Miscellaneous		8,732

TOTAL EXPENSES		24,148,449

Waivers:
Waiver of investment adviser fee	$(5,791,214)
Waiver of distribution services fee--Cash II Shares	(981,805)
Waiver of shareholder services fee--Institutional Service Shares	(87,840)

TOTAL WAIVERS		(6,860,859)

Net expenses			17,287,590

Net investment income			$55,329,548

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$55,329,548	$233,166,574

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(30,179,834)	(127,565,087)
Cash II Shares	(25,149,714)	(105,601,487)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(55,329,548)	(233,166,574)

Share Transactions:
Proceeds from sale of shares	9,173,815,773	23,181,284,270
Proceeds from shares issued in connection with the tax-free acquisition of assets from the IAI Money Market Fund	--	15,239,805
Net asset value of shares issued to shareholders in payment of distributions declared	44,454,420	190,224,079
Cost of shares redeemed	(9,067,619,199)	(22,674,629,819)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	150,650,994	712,118,335

Change in net assets	150,650,994	712,118,335

Net Assets:
Beginning of period	4,493,923,862	3,781,805,527

End of period	$4,644,574,856	$4,493,923,862

See Notes which are an integral part of the Financial Statements

Financial Highlights --Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.22%	5.38%	5.50%	4.76%	5.25%	5.09%

Ratios to Average Net Assets:

Expenses	0.64%[3]	0.60%	0.59%	0.59%	0.59%	0.58%

Net investment income	2.41%[3]	5.24%	5.40%	4.66%	5.13%	4.97%

Expense waiver/reimbursement[4]	0.25%[3]	0.30%	0.30%	0.32%	0.30%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,428,182	$2,393,247	$2,330,894	$1,623,816	$1,734,061	$1,378,982

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash ii Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,				Period Ended
	1/31/2002	2001	2000 [1]	1999	1998	7/31/1997 [2]
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.05	0.05	0.04
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	1.13%	5.20%	5.32%	4.58%	5.07%	4.14%

Ratios to Average Net Assets:

Expenses	0.81%[4]	0.77%	0.76%	0.76%	0.76%	0.75%[4]

Net investment income	2.23%[4]	5.04%	5.32%	4.49%	4.94%	4.84%[4]

Expense waiver/reimbursement[5]	0.33%[4]	0.38%	0.38%	0.40%	0.38%	0.41%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,216,393	$2,100,677	$1,450,912	$698,119	$703,755	$725,267

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from September 27, 1996 (date of initial public investment) to July 31, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

On September 15, 2000, the Fund acquired all the net assets of Investment Advisers, Inc. ("IAI") Money Market Fund in a tax-free reorganization as follows:

Institutional Service Shares of the Fund Issued		IAI Money Market Fund Net Assets Received
15,239,805		$15,239,805

Net Assets of the Fund Prior to Combination	Net Assets of IAI Money Market Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$4,058,504,416	$15,239,805	$4,073,744,221

SIGNIFICANT ACOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2002, capital paid in aggregated $4,644,574,856.

Transactions in shares were as follows:

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Service Shares:
Shares sold	3,767,652,691	11,854,564,839
Shares issued in connection with the tax-free acquisition of assets from IAI Money Market Fund	--	15,239,805
Shares issued to shareholders in payment of distributions declared	19,986,185	92,454,412
Shares redeemed	(3,752,703,903)	(11,899,905,955)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	34,934,973	62,353,101

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Cash II Shares:
Shares sold	5,406,163,082	11,326,719,431
Shares issued to shareholders in payment of distributions declared	24,468,235	97,769,667
Shares redeemed	(5,314,915,296)	(10,774,723,864)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	115,716,021	649,765,234

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	150,650,994	712,118,335

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8112802 (3/02)

Federated Investors
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount			Value
		U.S. TREASURY--34.6%
		U.S. Treasury Bills--17.3%
$71,000,000	[1]	United States Treasury Bills, 1.531% - 1.575%, 4/18/2002	$70,768,074
25,000,000	[1]	United States Treasury Bills, 1.700%, 3/14/2002	24,951,597
34,000,000	[1]	United States Treasury Bills, 1.700%, 7/11/2002	33,743,111
74,000,000	[1]	United States Treasury Bills, 1.720% - 1.750%, 3/7/2002	73,878,880
46,000,000	[1]	United States Treasury Bills, 1.721%, 3/28/2002	45,879,060
56,000,000	[1]	United States Treasury Bills, 1.729%, 3/21/2002	55,870,917

		TOTAL	305,091,639

		U.S. Treasury Bonds--0.5%
7,700,000		United States Treasury Bonds, 10.750%, 2/15/2003	8,380,318

		U.S. Treasury Notes--16.8%
8,000,000		United States Treasury Notes, 4.625%, 2/28/2003	8,193,519
24,000,000		United States Treasury Notes, 4.750% - 5.500%, 1/31/2003	24,741,991
21,000,000		United States Treasury Notes, 5.750%, 10/31/2002	21,524,135
11,000,000		United States Treasury Notes, 6.000%, 9/30/2002	11,182,021
105,000,000		United States Treasury Notes, 6.125% - 6.250%, 8/31/2002	106,613,994
5,500,000		United States Treasury Notes, 6.250%, 2/15/2003	5,730,810
34,500,000		United States Treasury Notes, 6.250%, 7/31/2002	35,014,444
29,500,000		United States Treasury Notes, 6.375%, 6/30/2002	29,804,319
20,000,000		United States Treasury Notes, 6.375%, 8/15/2002	20,283,892
22,500,000		United States Treasury Notes, 6.500%, 2/28/2002	22,535,869
10,500,000		United States Treasury Notes, 6.625%, 4/30/2002	10,614,879

		TOTAL	296,239,873

		TOTAL U.S. TREASURY	609,711,830

Principal Amount			Value
		REPURCHASE AGREEMENTS--64.0%[2]
$51,000,000	[3]	ABN AMRO Bank, NV, New York, 1.680%, dated 1/10/2002, due 2/7/2002	$51,000,000
80,000,000		BNP Paribas Securities Corp., 1.900%, dated 1/31/2002, due 2/1/2002	80,000,000
80,000,000		Barclays Capital, Inc., 1.900%, dated 1/31/2002, due 2/1/2002	80,000,000
80,000,000		Bear Stearns Cos., Inc., 1.910%, dated 1/31/2002, due 2/1/2002	80,000,000
80,000,000		CIBC Wood Gundy Securities Corp., 1.900%, dated 1/31/2002, due 2/1/2002	80,000,000
80,000,000		Credit Suisse First Boston Corp., 1.900%, dated 1/31/2002, due 2/1/2002	80,000,000
80,000,000		Deutsche Bank Alex Brown, Inc., 1.900%, dated 1/31/2002, due 2/1/2002	80,000,000
80,000,000		J.P. Morgan and Co., 1.900%, dated 1/31/2002, due 2/1/2002	80,000,000
80,000,000		Morgan Stanley and Co., Inc., 1.900%, dated 1/31/2002, due 2/1/2002	80,000,000
23,000,000	[3]	Morgan Stanley and Co., Inc., 2.090%, dated 10/25/2001, due 2/25/2002	23,000,000
80,000,000		Salomon Brothers, Inc., 1.900%, dated 1/31/2002, due 2/1/2002	80,000,000
80,000,000		Societe Generale, New York, 1.900%, dated 1/31/2002, due 2/1/2002	80,000,000
15,000,000		State Street Bank and Trust Co., 1.880%, dated 1/31/2002, due 2/1/2002	15,000,000
80,000,000		Toronto Dominion Securities (USA), Inc., 1.900%, dated 1/31/2002, due 2/1/2002	80,000,000
157,282,000		Warburg Dillon Reed LLC, 1.900%, dated 1/31/2002, due 2/1/2002	157,282,000

		TOTAL REPURCHASE AGREEMENTS	1,126,282,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$1,735,993,830

1 The issue shows the rate of discount at time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,760,024,576) at January 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$1,126,282,000
Investments in securities	609,711,830

Total investments in securities, at amortized cost and value		$1,735,993,830
Cash		615,326
Income receivable		5,787,481
Receivable for investments sold		20,481,012
Receivable for shares sold		689

TOTAL ASSETS		1,762,878,338

Liabilities:
Income distribution payable	2,466,769
Accrued expenses	386,993

TOTAL LIABILITIES		2,853,762

Net assets for 1,760,024,576 shares outstanding		$1,760,024,576

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,760,024,576 ÷ 1,760,024,576 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest			$24,406,173

Expenses:
Investment adviser fee		$4,543,898
Administrative personnel and services fee		683,864
Custodian fees		60,592
Transfer and dividend disbursing agent fees and expenses		110,370
Directors'/Trustees' fees		6,362
Auditing fees		6,060
Legal fees		5,453
Portfolio accounting fees		70,583
Shareholder services fee		2,271,949
Share registration costs		11,814
Printing and postage		9,394
Insurance premiums		2,119
Miscellaneous		11,207

TOTAL EXPENSES		7,793,665

Waivers:
Waiver of investment adviser fee	$(2,296,966)
Waiver of shareholder services fee	(90,878)

TOTAL WAIVERS		(2,387,844)

Net expenses			5,405,821

Net investment income			$19,000,352

Net realized gain on investments			566,948

Change in net assets resulting from operations			$19,567,300

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,000,352	$91,993,115
Net realized gain on investments	566,948	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,567,300	91,993,115

Distributions to Shareholders:
Distributions from net investment income	(19,000,352)	(91,993,115)
Distributions from net realized gain on investments	(566,948)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,567,300)	(91,993,115)

Share Transactions:
Proceeds from sale of shares	4,701,129,144	10,131,347,194
Net asset value of shares issued to shareholders in payment of distributions declared	7,234,815	38,874,033
Cost of shares redeemed	(4,774,749,164)	(10,357,485,271)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(66,385,205)	(187,264,044)

Change in net assets	(66,385,205)	(187,264,044)

Net Assets:
Beginning of period	1,826,409,781	2,013,673,825

End of period	$1,760,024,576	$1,826,409,781

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.04	0.05	0.05
Net realized and unrealized gain on investments	0.00 [2]	--	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.05	0.05	0.04	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.04)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[2]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.05)	(0.05)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	1.08%	5.07%	5.17%	4.50%	5.13%	4.97%

Ratios to Average Net Assets:

Expenses	0.59%[4]	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	2.15%[4]	4.97%	5.07%	4.41%	5.00%	4.86%

Expense waiver/reimbursement[5]	0.27%[4]	0.26%	0.26%	0.26%	0.26%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,760,025	$1,826,410	$2,013,674	2,053,372	$2,367,313	$2,412,656

1 Beginning with the year ended July 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Amount less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2002, capital paid-in aggregated $1,760,024,576. Transactions in shares were as follows:

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Shares sold	4,701,129,144	10,131,347,194
Shares issued to shareholders in payment of distributions declared	7,234,815	38,874,033
Shares redeemed	(4,774,749,164)	(10,357,485,271)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(66,385,205)	(187,264,044)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N815

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8022501 (3/02)

Federated Investors
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--9.6%
	Banking--9.6%
$2,000,000	BNP Paribas, 2.220%, 2/18/2003	$2,000,104
3,000,000	Bayerische Hypotheken-und Vereinsbank AG, 1.950%, 2/14/2002	3,000,000
7,500,000	Comerica Bank, 3.832% - 5.210%, 2/19/2002 - 7/26/2002	7,500,008
2,000,000	Royal Bank of Canada, Montreal, 3.890%, 7/19/2002	1,999,910
3,000,000	Societe Generale, Paris, 3.865%, 7/29/2002	2,999,502
12,000,000	UBS AG, 2.150% - 4.630%, 3/28/2002 - 10/29/2002	11,999,708

	TOTAL CERTIFICATES OF DEPOSIT	29,499,232

	COMMERCIAL PAPER--29.2%[1]
	Banking--6.7%
2,000,000	Canadian Imperial Holdings, Inc. (Guaranteed by Canadian Imperial Bank of Commerce), 1.762%, 3/13/2002	1,996,084
9,022,000	Fountain Square Commercial Funding Corp. (Fifth Third Bank, Cincinnati Support Agreement), 1.810% - 2.140%, 3/15/2002 - 10/22/2002	8,934,188
5,000,000	KBC Financial Products International Ltd. (Guaranteed by KBC Bank N.V.), 1.620%, 4/16/2002	4,983,350
4,619,000	Stellar Funding Group Inc., 2.110%, 2/19/2002	4,614,127

	TOTAL	20,527,749

	Finance - Automotive--2.1%
6,500,000	New Center Asset Trust (Series A1/P1), 3.390% - 3.400%, 2/15/2002 - 3/4/2002	6,486,654

	Finance - Commercial--10.4%
8,000,000	Amsterdam Funding Corp., 1.800%, 3/14/2002	7,983,600
2,000,000	Jupiter Securitization Corp., 3.450%, 2/14/2002	1,997,508
7,800,000	Tyco Capital Corp., 2.040%, 3/28/2002	7,775,690
14,000,000	Windmill Funding Corp., 1.910%, 2/12/2002	13,991,829

	TOTAL	31,748,627

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Retail--6.4%
$11,000,000	American Express Credit Corp., 1.614%, 4/12/2002	$10,965,478
2,000,000	American General Finance Corp., 2.315%, 3/1/2002	1,996,399
3,500,000	Edison Asset Securitization LLC, 1.800%, 3/12/2002	3,493,175
3,000,000	Wells Fargo Financial, Inc., 2.730%, 6/14/2002	2,969,743

	TOTAL	19,424,795

	Insurance--3.6%
11,000,000	Galaxy Funding, Inc., 1.770%, 3/19/2002	10,975,122

	TOTAL COMMERCIAL PAPER	89,162,947

	SHORT-TERM NOTES--10.4%
	Brokerage--2.6%
8,000,000	Merrill Lynch & Co., Inc., 4.180% - 4.500%, 4/16/2002 - 6/5/2002	8,000,000

	Finance - Automotive--0.2%
626,198	Ford Credit Auto Owner Trust 2001-E, Class A1, 2.583%, 6/15/2002	626,198

	Finance - Securities--3.0%
5,000,000	Beta Finance, Inc. (Guaranteed by Beta Finance Corp.), 4.350%, 5/7/2002	5,000,000
4,000,000	Sigma Finance, Inc. (Guaranteed by Sigma Finance Corp.), 2.900% - 3.650%, 9/10/2002 - 9/24/2002	4,000,000

	TOTAL	9,000,000

	Insurance--2.6%
8,070,278	Americredit Automobile Receivables Trust 2001-C, Class A1 (FSA INS), 3.500%, 9/12/2002	8,070,278

	Telecommunications--2.0%
6,000,000	BellSouth Telecommunications Corp., 4.287%, 4/26/2002	6,010,288

	TOTAL SHORT-TERM NOTES	31,706,764

	LOAN PARTICIPATION--1.0%
	Electrical Equipment--1.0%
3,100,000	Mt. Vernon Phenol Plant Partnership (General Electric Co. LOC), 1.760%, 5/17/2002	3,100,000

Principal Amount		Value
	NOTES - VARIABLE--37.8%[2]
	Banking--11.7%
$580,000	Dave White Chevrolet, Inc. (Series 1996) (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	$580,000
25,000,000	Liquid Asset Backed Securities Trust (Series 1996-3) (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.840%, 2/15/2002	25,000,000
1,000,000	URI Trust (Series 2000-1) (UBS AG Swap Agreement), 1.945%, 3/18/2002	1,000,000
4,000,000	USA Education, Inc., 1.810%, 4/29/2002	3,999,234
3,000,000	Wells Fargo & Co., 1.830%, 2/14/2002	3,000,000
1,345,000	White Brothers Properties (Series 1996) (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,345,000
865,000	Winona Lake, IN (Series 1999 B), Grace Village (Firstar Bank, N.A. LOC), 1.960%, 2/7/2002	865,000

	TOTAL	35,789,234

	Brokerage--4.6%
14,000,000	Goldman Sachs Group, Inc., 1.780% - 1.942%, 2/22/2002 -- 3/21/2002	14,000,000

	Chemicals--2.8%
8,500,000	Bayer Corp., 4.750%, 3/19/2002	8,511,903

	Consumer Products--0.2%
500,000	Unilever N.V., 1.920%, 4/24/2002	500,479

	Finance - Securities--2.9%
9,000,000	Sigma Finance, Inc. (Guaranteed by Sigma Finance Corp.), 1.910%, 2/1/2002	9,000,000

	Government Agency--4.8%
14,825,000	Direct One Funding Corp. (Series 2000) (Sexton Properties) (Federal National Mortgage Association LOC), 1.900%, 2/7/2002	14,825,000

	Insurance--8.5%
4,000,000	Compass Securitization LLC, 1.785%, 2/14/2002	3,999,972
2,000,000	GE Life and Annuity Assurance Co., 2.182%, 3/1/2002	2,000,000
2,907,791	Liquid Asset Backed Securities Trust (Series 1997-3), Senior Notes (AMBAC INS), 1.870%, 3/28/2002	2,907,792
15,000,000	Monumental Life Insurance Co., 3.000%, 2/1/2002	15,000,000
2,000,000	Travelers Insurance Co., 2.181%, 3/4/2002	2,000,000

	TOTAL	25,907,764

	Telecommunications--2.3%
3,000,000	BellSouth Telecommunications, Inc., 2.011%, 3/3/2002	3,000,000
4,000,000	Verizon Global Funding, 1.860%, 3/20/2002	3,999,749

	TOTAL	6,999,749

	TOTAL NOTES - VARIABLE	115,534,129

Principal Amount		Value
	REPURCHASE AGREEMENTS--11.7%[3]
	Banking--3.3%
$5,000,000	Bank of America LLC, 1.940%, dated 1/31/2002, due 2/1/2002	$5,000,000
5,000,000	J.P. Morgan Securities, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	5,000,000

	TOTAL	10,000,000

	Brokerage--8.4%
5,000,000	Goldman Sachs & Co., 1.940%, dated 1/31/2002, due 2/1/2002	5,000,000
5,000,000	Merrill Lynch Government Securities, 1.900%, dated 1/31/2002, due 2/1/2002	5,000,000
15,640,000	Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	15,640,000

	TOTAL	25,640,000

	TOTAL REPURCHASE AGREEMENTS	35,640,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$304,643,072

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in a joint account with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($305,732,301) at January 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$35,640,000
Investments in securities	269,003,072

Total investments in securities, at amortized cost and value		$304,643,072
Cash		2,220
Income receivable		2,098,000
Receivable for shares sold		6,857

TOTAL ASSETS		306,750,149

Liabilities:
Payable for investments purchased	500,772
Income distribution payable	506,473
Accrued expenses	10,603

TOTAL LIABILITIES		1,017,848

Net assets for 305,732,301 shares outstanding		$305,732,301

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$305,732,301 ÷ 305,732,301 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest			$5,431,361

Expenses:
Investment adviser fee		$669,741
Administrative personnel and services fee		126,004
Custodian fees		11,622
Transfer and dividend disbursing agent fees and expenses		29,657
Directors'/Trustees' fees		1,339
Auditing fees		5,141
Legal fees		6,313
Portfolio accounting fees		36,353
Shareholder services fee		418,588
Share registration costs		17,482
Printing and postage		10,126
Insurance premiums		1,381
Miscellaneous		955

TOTAL EXPENSES		1,334,702

Waivers:
Waiver of investment adviser fee	$(228,892)
Waiver of shareholder services fee	(334,871)

TOTAL WAIVERS		(563,763)

Net expenses			770,939

Net investment income			$4,660,422

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,660,422	$21,544,119

Distributions to Shareholders:
Distributions from net investment income	(4,660,422)	(21,544,119)

Share Transactions:
Proceeds from sale of shares	586,282,663	1,944,697,812
Net asset value of shares issued to shareholders in payment of distributions declared	1,847,744	7,816,365
Cost of shares redeemed	(672,303,715)	(1,977,167,546)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(84,173,308)	(24,653,369)

Change in net assets	(84,173,308)	(24,653,369)

Net Assets:
Beginning of period	389,905,609	414,558,978

End of period	$305,732,301	$389,905,609

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended November 30,
	1/31/2002	7/31/2001	7/31/2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.04	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.38%	5.55%	3.90%	4.86%	5.33%	5.27%	5.18%

Ratios to Average Net Assets:

Expenses	0.46%[3]	0.46%	0.46%[3]	0.45%	0.45%	0.45%	0.45%

Net investment income	2.78%[3]	5.42%	5.76%[3]	4.73%	5.22%	5.16%	5.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$305,732	$389,906	$414,559	$358,670	$465,134	$494,399	$626,764

1 The Fund changed its fiscal year-end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2002, capital paid-in aggregated $305,732,301.

Transactions in shares were as follows:

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Shares sold	586,282,663	1,944,697,812
Shares issued to shareholders in payment of distributions declared	1,847,744	7,816,365
Shares redeemed	(672,303,715)	(1,977,167,546)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(84,173,308)	(24,653,369)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its Adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N740

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8070106 (3/02)

Federated Investors
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM OBLIGATIONS--40.2%
$14,500,000	[1]	Federal Home Loan Bank, Floating Rate Notes, 1.570% - 1.720%, 2/15/2002 - 4/21/2002	$14,491,424
11,500,000		Federal Home Loan Bank, Notes, 2.200% - 6.750%, 2/1/2002 - 1/14/2003	11,502,827
14,214,000	[2]	Federal Home Loan Mortgage Corp., Discount Notes, 1.889% - 4.310%, 2/14/2002 - 7/18/2002	14,167,542
5,500,000		Federal Home Loan Mortgage Corp., Notes, 2.500% - 6.625%, 8/15/2002 - 12/27/2002	5,554,357
14,500,000	[2]	Federal National Mortgage Association, Discount Notes, 1.820% - 4.380%, 4/5/2002 - 11/15/2002	14,369,285
32,000,000	[1]	Federal National Mortgage Association, Floating Rate Notes, 1.620% - 2.168%, 2/1/2002 - 4/27/2002	31,979,957
13,075,000		Federal National Mortgage Association, Notes, 2.250% - 6.750%, 3/15/2002 - 2/14/2003	13,191,721
2,000,000	[2]	Student Loan Marketing Association, Discount Notes, 1.820%, 7/1/2002	1,984,833
1,000,000		Student Loan Marketing Association, Note, 3.760%, 7/16/2002	999,796

		TOTAL SHORT-TERM OBLIGATIONS	108,241,742

		REPURCHASE AGREEMENTS-62.1%[3]
11,000,000		BNP Paribas Securities Corp., 1.940%, dated 1/31/2002, due 2/1/2002	11,000,000
11,000,000		Barclays Capital, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	11,000,000
6,000,000	[4]	Bear Stearns Cos., Inc., 1.770%, dated 12/21/2001, due 2/19/2002	6,000,000
11,000,000		Countrywide Securities Corp., 1.940%, dated 1/31/2002, due 2/1/2002	11,000,000
7,000,000	[4]	Credit Suisse First Boston Corp., 1.650%, dated 1/16/2002, due 2/19/2002	7,000,000
11,000,000		Deutsche Bank Alex Brown, Inc., 1.930%, dated 1/31/2002, due 2/1/2002	11,000,000
45,000,000		Fuji Government Securities, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	45,000,000
11,000,000		Goldman Sachs & Co., 1.940%, dated 1/31/2002, due 2/1/2002	11,000,000
11,000,000		Greenwich Capital Markets, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	11,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$11,000,000		J.P. Morgan Chase & Co., 1.940%, dated 1/31/2002, due 2/1/2002	$11,000,000
11,000,000		Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	11,000,000
2,000,000	[4]	State Street Corp., 1.650%, dated 1/16/2002, due 2/15/2002	2,000,000
2,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/7/2002	2,000,000
6,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/14/2002	6,000,000
3,000,000	[4]	Warburg Dillon Reed LLC, 1.790%, dated 12/19/2001, due 3/19/2002	3,000,000
4,000,000	[4]	Warburg Dillon Reed LLC, 1.875%, dated 11/13/2001, due 2/12/2002	4,000,000
4,084,000		Warburg Dillon Reed LLC, 1.900%, dated 1/31/2002, due 2/1/2002	4,084,000

		TOTAL REPURCHASE AGREEMENTS	167,084,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$275,325,742

1 Floating rate note with current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($269,016,322) at January 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$167,084,000
Investments in securities	108,241,742

Total investments in securities, at amortized cost and value		$275,325,742
Cash		251
Income receivable		571,023

TOTAL ASSETS		275,897,016

Liabilities:
Payable for investments purchased	6,495,035
Income distribution payable	366,365
Accrued expenses	19,294

TOTAL LIABILITIES		6,880,694

Net assets for 269,016,322 shares outstanding		$269,016,322

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$269,016,322 ÷ 269,016,322 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest			$3,574,837

Expenses:
Investment adviser fee		$508,264
Administrative personnel and services fee		95,615
Custodian fees		18,458
Transfer and dividend disbursing agent fees and expenses		39,623
Directors'/Trustees' fees		1,143
Auditing fees		5,680
Legal fees		2,205
Portfolio accounting fees		30,973
Shareholder services fee		317,665
Share registration costs		10,290
Printing and postage		7,888
Insurance premiums		807
Miscellaneous		1,737

TOTAL EXPENSES		1,040,348

Waivers:
Waiver of investment adviser fee	$(195,554)
Waiver of shareholder services fee	(254,132)

TOTAL WAIVERS		(449,686)

Net expenses			590,662

Net investment income			$2,984,175

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended July 31, 20011

Investment Income:
Interest			$7,464,340

Expenses:
Investment adviser fee		$586,682
Administrative personnel and services fee		110,443
Custodian fees		20,996
Transfer and dividend disbursing agent fees and expenses		11,620
Directors'/Trustees' fees		1,333
Auditing fees		11,627
Legal fees		3,246
Portfolio accounting fees		35,914
Shareholder services fee		366,676
Share registration costs		16,594
Printing and postage		5,455
Insurance premiums		34
Miscellaneous		1,341

TOTAL EXPENSES		1,171,961

Waivers:
Waiver of investment adviser fee	$(197,482)
Waiver of shareholder services fee	(293,341)

TOTAL WAIVERS		(490,823)

Net expenses			681,138

Net investment income			$6,783,202

1 The Fund has changed its fiscal year end from December 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Period Ended 7/31/2001 [1]	Year Ended 12/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,984,175	$6,783,202	$16,630,352

Distributions to Shareholders:
Distributions from net investment income	(2,984,175)	(6,783,202)	(16,630,352)

Share Transactions:
Proceeds from sale of shares	304,884,406	359,361,484	804,948,928
Net asset value of shares issued to shareholders in payment of distributions declared	1,139,253	2,748,325	5,317,882
Cost of shares redeemed	(278,683,040)	(405,693,528)	(814,129,972)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,340,619	(43,583,719)	(3,863,162)

Change in net assets	27,340,619	(43,583,719)	(3,863,162)

Net Assets:
Beginning of period	241,675,703	285,259,422	289,122,584

End of period	$269,016,322	$241,675,703	$285,259,422

1 The Fund has changed its fiscal year end from December 31 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended December 31,
	1/31/2002	7/31/2001 [1]	2000	1999 [2]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.06	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.20%	2.71%	6.03%	4.77%	5.16%	5.24%	5.10%

Ratios to Average Net Assets:

Expenses	0.46%[4]	0.46%[4]	0.46%	0.46%	0.46%	0.46%	0.46%

Net investment income	2.35%[4]	4.62%[4]	5.87%	4.64%	5.04%	5.10%	4.99%

Expense waiver/reimbursement[5]	0.36%[4]	0.33%[4]	0.34%	0.34%	0.33%	0.33%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$269,016	$241,676	$285,259	$289,123	$350,019	$489,292	$609,589

1 The Fund has changed its fiscal year end from December 31 to July 31.

2 Beginning with the year ended December 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2002 capital paid-in aggregated $269,016,322.

Transactions in shares were as follows:

	Six Months Ended 1/31/2002	Period Ended 7/31/2001 [1]	Year Ended 12/31/2000
Shares sold	304,884,406	359,361,484	804,948,928
Shares issued to shareholders in payment of distributions declared	1,139,253	2,748,325	5,317,882
Shares redeemed	(278,683,040)	(405,693,528)	(814,129,972)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	27,340,619	(43,583,719)	(3,863,162)

1 The Fund has changed its fiscal year end from December 31 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N765

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8080106 (3/02)

Federated Investors
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS[1]--100.1%
$10,000,000		BNP Paribas Securities Corp., 1.940%, dated 1/31/2002, due 2/1/2002	$10,000,000
10,000,000		Banc One Capital Markets, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Bank of America LLC, 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Bank of Nova Scotia, Toronto, 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Barclays Capital, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Bear Stearns Cos., Inc., 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		CIBC Wood Gundy Securities Corp., 1.900%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Countrywide Securities Corp., 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Credit Suisse First Boston Corp., 1.900%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Deutsche Bank Alex Brown, Inc., 1.930%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Fuji Government Securities, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Goldman Sachs & Co., 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Greenwich Capital Markets, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		J.P. Morgan Securities, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Morgan Stanley and Co., Inc., 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
50,000,000		Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	50,000,000
10,000,000		Societe Generale, New York, 1.900%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		State Street Bank and Trust Co., 1.880%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000		Toronto Dominion Bank, NY, 1.900%, dated 1/31/2002, due 2/1/2002	10,000,000
4,000,000	[2]	Warburg Dillon Reed LLC, 1.875%, dated 11/13/2001, due 2/12/2002	4,000,000
33,260,000		Warburg Dillon Reed LLC, 1.900%, dated 1/31/2002, due 2/1/2002	33,260,000
10,000,000		Westdeutsche Landesbank Girozentrale, 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$277,260,000

1 The repurchase agreements are fully collateralized by U.S. Treasury and government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($276,963,555) at January 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$277,260,000
Cash		98,543
Income receivable		31,083

TOTAL ASSETS		277,389,626

Liabilities:
Income distribution payable	$426,071

TOTAL LIABILITIES		426,071

Net assets for 276,963,555 shares outstanding		$276,963,555

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$276,963,555 ÷ 276,963,555 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest		$5,405,753

Expenses:
Investment adviser fee	$818,960
Administrative personnel and services fee	154,078
Custodian fees	16,745
Transfer and dividend disbursing agent fees and expenses	9,423
Directors'/Trustees' fees	1,083
Auditing fees	5,328
Legal fees	1,961
Portfolio accounting fees	41,227
Share registration costs	12,414
Printing and postage	4,973
Insurance premiums	673
Miscellaneous	3,454

TOTAL EXPENSES	1,070,319

Waiver:
Waiver of investment adviser fee	(750,796)

Net expenses		319,523

Net investment income		$5,086,230

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended July 31, 20011

Investment Income:
Interest		$6,209,885

Expenses:
Investment adviser fee	$580,286
Administrative personnel and services fee	109,239
Custodian fees	8,628
Transfer and dividend disbursing agent fees and expenses	1,388
Directors'/Trustees' fees	329
Auditing fees	11,363
Legal fees	664
Portfolio accounting fees	28,133
Share registration costs	8,414
Printing and postage	3,812
Insurance premiums	35
Miscellaneous	85

TOTAL EXPENSES	752,376

Waiver of investment adviser fee	(526,355)

Net expenses		226,021

Net investment income		$5,983,864

1 The Fund has changed its fiscal year end from March 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Period Ended 7/31/2001 [1]	Year Ended 3/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,086,230	$5,983,864	$15,115,043

Distributions to Shareholders:
Distributions from net investment income	(5,086,230)	(5,983,864)	(15,115,043)

Share Transactions:
Proceeds from sale of shares	1,274,621,976	965,341,471	2,883,534,718
Net asset value of shares issued to shareholders in payment of distributions declared	2,639,496	3,696,207	11,148,183
Cost of shares redeemed	(1,466,507,171)	(906,407,446)	(2,716,353,529)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(189,245,699)	62,630,232	178,329,372

Change in net assets	(189,245,699)	62,630,232	178,329,372

Net Assets:
Beginning of period	466,209,254	403,579,022	225,249,650

End of period	$276,963,555	$466,209,254	$403,579,022

1 The Fund has changed its fiscal year end from March 31 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended March 31,
	1/31/2002	7/31/2001 [1]	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.01	0.06	0.05	0.05	0.06	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.06)	(0.05)	(0.05)	(0.06)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.22%	1.38%	6.30%	5.25%	5.25%	5.59%	5.35%

Ratios to Average Net Assets:

Expenses	0.16%[3]	0.16%[3]	0.16%	0.16%	0.15%	0.15%	0.15%

Net investment income	2.48%[3]	4.12%[3]	6.16%	5.11%	5.19%	5.48%	5.27%

Expense waiver/reimbursement[4]	0.37%[3]	0.30%[3]	0.30%	0.30%	0.30%	0.30%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$276,964	$466,209	$403,579	$225,250	$441,168	$508,795	$489,363

1 The Fund has changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Change in Fiscal Year

The Fund has changed its fiscal year end from March 31 to July 31.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2002, capital paid-in aggregated $276,963,555.

	Six Months Ended 1/31/2002	Period Ended 7/31/2001	[1]	Year Ended 3/31/2001
Shares sold	1,274,621,976	965,341,471		2,883,534,718
Shares issued to shareholders in payment of distributions declared	2,639,496	3,696,207		11,148,183
Shares redeemed	(1,466,507,171)	(906,407,446)		(2,716,353,529)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(189,245,699)	62,630,232		178,329,372

1 The Fund changed its fiscal year end from March 31 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the adviser fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceeds 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended January 31, 2002, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N757

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8110112 (3/02)

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

Liberty U.S. Government Money Market Trust was created in 1980, and I am pleased to present its 22nd Semi-Annual Report. This report covers the six-month reporting period from July 31, 2001 through January 31, 2002.

This report includes a discussion with Portfolio Manager Joseph M. Natoli, Vice President, who co-manages the fund with Susan R. Hill, Vice President, both of Federated Investment Management Company. It also features a complete list of the fund's holdings and financial statements.

Since its inception, the fund has maintained a stable net asset value of $1.00 per share.1 Today, the fund provides approximately 50,000 shareholder accounts with daily competitive rates of interest from short-term U.S. government securities.

Over the six-month reporting period, the fund paid Class A and Class B shareholders dividends totaling $0.010 per share and $0.005 per share, respectively. It also delivered returns of 0.96% and 0.51% for A and B shares, respectively.2 The seven-day net yield as of January 31, 2002 was 1.13% for Class A Shares and 0.23% for Class B Shares. At the end of the reporting period, the fund's portfolio of $662.6 million was invested across 25 high-quality securities.

Thank you for selecting Liberty U.S. Government Money Market Trust, which is managed to keep the value of your principal stable while giving you daily access to your invested cash. We will continue to update you on your investment and, as always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2002

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

2 Past performance is no guarantee of future performance. Yield will vary. Yield quoted for money market funds most closely reflects the fund's current earnings. The total return reflecting the maximum contingent deferred sales charge of 5.5% for Class B Shares as of January 31, 2002 was (4.99)%. Current performance information is available by calling 1-800-341-7400.

Investment Review

What is your analysis of economic activity during the six month reporting period?

Despite aggressive Federal Reserve Board (the "Fed") interest rate reductions and fiscal stimulus, economic activity in the reporting period was weaker than expected. As this reporting period began, we watched tentative signs of a bottoming in economic activity. Then, following the tragic events of September 11, the economy was propelled on another leg down and set in motion another set of interest rate reductions.

Gross domestic product (GDP) decelerated from 4.1% growth in 2000 to 1.3% and 0.3% in the first and second quarters of 2001. Then, in the third quarter of 2001, activity turned negative and GDP contracted by 1.3%. The industrial sector appeared to be the weakest during this period. The National Association of Purchasing Manager's Index, an important indicator of industrial sector trends, has been below 50% for 17 consecutive months. A reading below 50% is indicative of a contracting industrial sector. Likewise, capacity utilization--the use of available resources among factories, utilities, and mines--began declining in June 2001 and continued to decline through year-end. The employment situation continued to deteriorate, as well. Non-farm payrolls contracted by an average of 189,000 during the reporting period and the unemployment rate increased to 5.6% from 4.6%.

At least two economic bright spots were evident during the reporting period and acted to reduce the severity of the downturn. Despite the weak job market and falling confidence measures, the consumer did its part by spending money. Retail sales posted a 4.1% year-over-year gain in 2001. Similarly, the housing market remained surprisingly strong as consumers took advantage of low mortgage rates to refinance existing mortgage debt or purchase new homes. Finally, inflation remained quite low during the reporting period as both the Consumer and Producer Price Indices declined in 2001.

How did the Fed react to this economic weakness?

2001 was a year of unprecedented interest rate moves. Eleven rate decreases were enacted. Three of the 11 decreases were inter-meeting moves, a relatively rare action for Fed policy makers. Eight of the 11 decreases were 50 basis point reductions, each a very aggressive monetary policy response. We moved from a federal funds target rate of 6.50% on January 1, 2001 to 1.75% at year-end, the lowest federal funds target rate in 40 years.

The Fed's rate reduction program may be coming to an end. At this period's end--on January 30, 2002--the Federal Open Market Committee left the target rate unchanged at 1.75%. The official Fed statement noted that "signs of weakness in demand is abating and economic activity is beginning to firm and become more prevalent."

Were short-term interest rates affected in a similar fashion?

Absolutely. Much like the rapid decline in the federal funds target rate, yields on short-term treasury and agency securities declined sharply as well. For example, the one-year agency discount note began the reporting period yielding 3.62% and ended the period yielding 2.27%, a decline of 135 basis points.

Yields declined sharply following September 11. In fact, from September 11 to September 18, the yield on the one-year agency discount note dropped by 61 basis points. From October through the end of the reporting period, the yield on this security generally traded between 2.00% and 2.30%.

How was the fund managed during the reporting period?

The fund was managed within a 40-50 day average maturity target range throughout the reporting period. We moved within that range based on relative value opportunities in the markets. The fund remained barbelled in structure by combining significant holdings in repurchase agreements and floating rate securities, which have shorter term maturities, with securities maturing in 8 to 12 months.

At period end, for example, 62% of the fund was invested in overnight and term repurchase agreements with an average maturity of 45 days. 18% of the fund was invested in floating rate securities tied to indices such as one- and three-month LIBOR, three-month Treasury Bills, and Federal Funds. The remainder of the fund was invested in various agency discount notes and debentures.

What is your outlook for the economy in 2002?

The monetary stimulus put in place in 2001, coupled with the various fiscal stimulus initiatives crafted by the Federal government, may well act to stop the decline in economic activity in the first half of 2002. Businesses have dramatically reduced inventories in recent quarters. This inventory liquidation cannot be sustained and a restocking should result in an immediate boost to economic growth. Recent employment data gives indications of a stabilizing job market and recent measures of consumer confidence have turned up. A continuation of these trends would bode well for stronger consumer spending.

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--40.4%
$7,000,000	[1]	Federal Home Loan Bank System, Discount Notes, 2.374% - 4.170%, 3/27/2002 - 3/28/2002	$6,969,453
35,500,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 1.570% - 1.720%, 2/15/2002 -- 4/21/2002	35,481,630
30,400,000		Federal Home Loan Bank System, Notes, 2.200% - 6.750%, 2/1/2002 - 1/14/2003	30,407,898
20,000,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 1.889% - 4.310%, 2/14/2002 - 7/18/2002	19,905,293
14,500,000		Federal Home Loan Mortgage Corp., Notes, 2.500% - 6.625%, 8/15/2002 - 12/27/2002	14,659,968
34,500,000	[1]	Federal National Mortgage Association, Discount Notes, 1.820% - 4.380%, 2/14/2002 - 11/15/2002	34,241,819
79,500,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 1.620% - 2.168%, 2/1/2002 -- 4/30/2002	79,459,779
36,365,000		Federal National Mortgage Association, Notes, 2.250% - 6.750%, 3/15/2002 - 2/14/2003	36,692,063
1,500,000	[1]	Student Loan Marketing Association, Discount Note, 1.820%, 7/1/2002	1,488,625
3,000,000		Student Loan Marketing Association, Note, 3.760%, 7/16/2002	2,999,388

		TOTAL GOVERNMENT AGENCIES	262,305,916

		REPURCHASE AGREEMENTS--61.7%[3]
30,000,000		BNP Paribas Securities Corp., 1.940%, dated 1/31/2002, due 2/1/2002	30,000,000
14,000,000	[4]	Bear Stearns Cos., Inc., 1.770%, dated 12/21/2001, due 2/19/2002	14,000,000
25,000,000		Countrywide Securities Corp., 1.940%, dated 1/31/2002, due 2/1/2002	25,000,000
17,000,000	[4]	Credit Suisse First Boston Corp., 1.650%, dated 1/16/2002, due 2/19/2002	17,000,000
25,000,000		Deutsche Bank Alex Brown, Inc., 1.930%, dated 1/31/2002, due 2/1/2002	25,000,000
135,000,000		Fuji Government Securities, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	135,000,000
30,000,000		Goldman Sachs & Co., 1.940%, dated 1/31/2002, due 2/1/2002	30,000,000
30,000,000		J.P. Morgan & Co., Inc., 1.940%, dated 1/31/2002, due 2/1/2002	30,000,000
30,000,000		Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	30,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$6,000,000	[4]	State Street Bank and Trust Co., 1.650%, dated 1/16/2002, due 2/15/2002	$6,000,000
10,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/14/2002	10,000,000
7,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/7/2002	7,000,000
9,000,000	[4]	Warburg Dillon Reed LLC, 1.790%, dated 12/19/2001, due 3/19/2002	9,000,000
7,000,000	[4]	Warburg Dillon Reed LLC, 1.875%, dated 11/13/2001, due 2/12/2002	7,000,000
25,280,000		Warburg Dillon Reed LLC, 1.900%, dated 1/31/2002, due 2/1/2002	25,280,000

		TOTAL REPURCHASE AGREEMENTS	400,280,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$662,585,916

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($649,212,137) at January 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$400,280,000
Investments in securities	262,305,916

Total investments in securities, at amortized cost and value		$662,585,916
Cash		3,173
Income receivable		1,520,829
Receivable for shares sold		7,000

TOTAL ASSETS		664,116,918

Liabilities:
Payable for investments purchased	13,993,254
Income distribution payable	532,381
Accrued expenses	379,146

TOTAL LIABILITIES		14,904,781

Net assets for 649,212,137 shares outstanding		$649,212,137

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$529,507,487 ÷ 529,507,487 shares outstanding		$1.00

Class B Shares:
$119,704,650 ÷ 119,704,650 shares outstanding		$1.00

Redemption Proceeds Per Share:
Class A Shares		$1.00

Class B Shares (94.50/100 of $1.00)[1]		$0.95

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest		$9,152,670

Expenses:
Investment adviser fee	$1,591,731
Administrative personnel and services fee	242,180
Custodian fees	31,191
Transfer and dividend disbursing agent fees and expenses	716,996
Directors'/Trustees' fees	2,524
Auditing fees	5,702
Legal fees	2,905
Portfolio accounting fees	55,909
Distribution services fee--Class B Shares	422,498
Shareholder services fee--Class A Shares	663,755
Shareholder services fee--Class B Shares	140,833
Share registration costs	38,895
Printing and postage	50,737
Insurance premiums	1,178
Miscellaneous	1,711

TOTAL EXPENSES	3,968,745

Waiver:
Waiver of shareholder services fee--Class A Shares	(398,253)

Net expenses		3,570,492

Net investment income		$5,582,178

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended July 31, 20011

Investment Income:
Interest		$10,020,593

Expenses:
Investment adviser fee	$1,103,206
Administrative personnel and services fee	168,264
Custodian fees	22,789
Transfer and dividend disbursing agent fees and expenses	368,270
Directors'/Trustees' fees	450
Auditing fees	11,692
Legal fees	1,858
Portfolio accounting fees	38,421
Distribution services fee--Class B Shares	253,380
Shareholder services fee--Class A Shares	474,185
Shareholder services fee--Class B Shares	84,460
Share registration costs	49,454
Printing and postage	6,634
Insurance premiums	45
Miscellaneous	298

TOTAL EXPENSES	2,583,406

Waiver:
Waiver of shareholder services fee--Class A Shares	(284,511)

Net expenses		2,298,895

Net investment income		$7,721,698

1 The Fund has changed its fiscal year-end from March 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Period Ended 7/31/2001 [1]	Year Ended 3/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,582,178	$7,721,698	$39,645,237

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,044,887)	(6,808,415)	(36,178,843)
Class B Shares	(537,291)	(913,283)	(3,466,394)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,582,178)	(7,721,698)	(39,645,237)

Share Transactions:
Proceeds from sale of shares	622,314,089	590,862,177	6,027,748,021
Net asset value of shares issued to shareholders in payment of distributions declared	4,512,369	6,523,502	31,855,389
Cost of shares redeemed	(592,837,818)	(703,990,918)	(6,030,542,377)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,988,640	(106,605,239)	29,061,033

Change in net assets	33,988,640	(106,605,239)	29,061,033

Net Assets:
Beginning of period	615,223,497	721,828,736	692,767,703

End of period	$649,212,137	615,223,497	$721,828,736

1 The Fund has changed its fiscal year-end from March 31 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended March 31,
	1/31/2002	7/31/2001 [1]	2001	2000 [2]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.01	0.05	0.04	0.04	0.05	0.04
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.05)	(0.04)	(0.04)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.96%	1.21%	5.55%	4.43%	4.40%	4.67%	4.43%

Ratios to Average Net Assets:

Expenses	0.95%[4]	0.89%[4]	0.95%	1.02%	1.02%	1.06%	1.06%

Net investment income	1.90%[4]	3.59%[4]	5.41%	4.33%	4.31%	4.57%	4.33%

Expense waiver/ reimbursement[5]	0.15%[4]	0.15%[4]	0.15%	0.15%	0.16%	0.22%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$529,507	$525,484	$614,276	$609,340	$598,859	$611,630	$658,731

1 The Fund has changed its fiscal year end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended March 31,
	1/31/2002	7/31/2001 [1]	2001	2000 [2]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.01	0.05	0.03	0.03	0.04	0.04
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.05)	(0.03)	(0.03)	(0.04)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.51%	0.90%	4.60%	3.50%	3.45%	3.71%	3.59%

Ratios to Average Net Assets:

Expenses	1.85%[4]	1.79%[4]	1.85%	1.92%	1.93%	1.98%	1.87%

Net investment income	0.95%[4]	2.69%[4]	4.51%	3.52%	3.36%	3.65%	3.58%

Expense waiver/ reimbursement[5]	--	--	--	--	--	0.05%	0.23%

Supplemental Data:

Net assets, end of period (000 omitted)	$119,705	$89,739	$107,553	$83,428	$51,267	$19,146	$28,337

1 The Fund has changed its fiscal year end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act, which approximates market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Change in Fiscal Year

The Fund has changed its fiscal year-end from March 31 to July 31.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2002, paid-in aggregated $649,212,137.

Transactions in shares were as follows:

	Six Months Ended	Period Ended	Year Ended
	1/31/2002	7/31/2001 [1]	3/31/2001
Class A Shares:
Shares sold	513,381,806	552,318,233	5,836,555,246
Shares issued to shareholders in payment of distributions declared	4,104,394	5,838,660	29,298,149
Shares redeemed	(513,462,780)	(646,948,786)	(5,860,917,283)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,023,420	(88,791,893)	4,936,112

	Six Months Ended	Period Ended	Year Ended
	1/31/2002	7/31/2001 [1]	3/31/2001
Class B Shares:
Shares sold	108,932,283	38,543,944	191,192,775
Shares issued to shareholders in payment of distributions declared	407,975	684,842	2,557,240
Shares redeemed	(79,375,038)	(57,042,132)	(169,625,094)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	29,965,220	(17,813,346)	24,124,921

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	33,988,640	(106,605,239)	29,061,033

1 The Fund has changed its fiscal year-end from March 31 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.50% on the first $500 million, 0.475% on the second $500 million, 0.45% on the third $500 million, 0.425% on the fourth $500 million, and 0.40% over $2 billion.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares annually, to compensate FSC.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8110106 (3/02)

Federated Investors
World-Class Investment Manager

Money Market Management

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--10.8%
$500,000		BNP Paribas, 2.400%, 4/4/2002	$500,077
2,000,000		Bank of America N.A., 2.320%, 4/1/2002	2,000,000
500,000		Bayerische Hypotheken und Vereinsbank AG, 1.950%, 2/14/2002	500,000
1,500,000		Comerica Bank, 3.832% - 5.210%, 2/19/2002 - 7/26/2002	1,499,921
500,000		Svenska Handelsbanken, Stockholm, 3.880%, 7/23/2002	499,954
3,500,000		UBS AG, 2.150% -- 5.220%, 2/20/2002 - 10/29/2002	3,499,971

		TOTAL CERTIFICATES OF DEPOSIT	8,499,923

		COMMERCIAL PAPER--47.0%[1]
		Banking--16.3%
200,000		Benedictine Health System (Harris Trust & Savings Bank, Chicago LOC), 1.950%, 3/4/2002	199,664
1,000,000		Canadian Imperial Holdings, Inc. (Guaranteed by Canadian Imperial Bank of Commerce), 1.762%, 3/13/2002	998,042
1,005,000		Fountain Square Commercial Funding Corp. (Fifth Third Bank, Cincinnati Support Agreement), 2.070%, 2/11/2002	1,004,422
3,500,000		KBC Financial Products International Ltd. (Guaranteed by KBC Bank N.V.), 1.620%, 4/16/2002	3,488,345
3,000,000		Santander Central Hispano Finance (Delaware), Inc. (Guaranteed by Banco Santander Central Hispano, S.A.), 1.800%, 3/27/2002	2,991,900
4,117,000		Stellar Funding Group Inc., 1.840% - 2.110%, 2/15/2002 - 3/19/2002	4,111,938

		TOTAL	12,794,311

		Entertainment--1.1%
852,000		Walt Disney Co., 2.400%, 2/11/2002	851,432

		Finance - Automotive--2.3%
1,000,000		FCAR Auto Loan Trust (Series II), 1.820%, 4/25/2002	995,804
800,000		Ford Motor Credit Co., 2.250%, 4/8/2002	796,700

		TOTAL	1,792,504

		Finance - Commercial--10.5%
4,000,000		Amsterdam Funding Corp., 1.800%, 3/14/2002	3,991,800
2,500,000		GE Capital International Funding, Inc. (Guaranteed by General Electric Capital Corp.), 1.730%, 4/23/2002	2,490,269
1,800,000		Tyco Capital Corp., 2.040%, 3/28/2002	1,794,390

		TOTAL	8,276,459

		Finance - Equipment--2.6%
2,100,000		John Deere Credit Ltd. (Guaranteed by John Deere Capital Corp.), 1.820%, 3/19/2002	2,095,116

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Retail--9.5%
$2,000,000		American General Finance Corp., 2.315%, 3/1/2002	$1,996,399
2,000,000		Edison Asset Securitization LLC, 1.800%, 3/12/2002	1,996,100
2,500,000		New Center Asset Trust, 3.390% - 3.400%, 2/15/2002 -- 3/4/2002	2,494,102
1,000,000		Wells Fargo Financial, Inc., 2.730%, 6/14/2002	989,914

		TOTAL	7,476,515

		Finance - Securities--1.3%
1,000,000		Beta Finance, Inc. (Guaranteed by Beta Finance Corp.), 3.680%, 3/11/2002	996,116

		Food & Beverage--0.9%
700,000		General Mills, Inc., 2.650%, 2/8/2002	699,639

		Insurance--2.5%
2,000,000		Galaxy Funding, Inc., 1.770%, 3/19/2002	1,995,477

		TOTAL COMMERCIAL PAPER	36,977,569

		CORPORATE BONDS--3.6%
		Finance - Commercial--1.3%
1,000,000		General Electric Capital Corp., 7.000%, 2/3/2003	1,047,932

		Telecommunications--2.3%
1,800,000		BellSouth Telecommunications, Inc., 6.000%, 6/15/2002	1,811,660

		TOTAL CORPORATE BONDS	2,859,592

		SHORT--TERM NOTES--4.6%
		Finance - Automotive--2.3%
104,366		Ford Credit Auto Owner Trust 2001-E, Class A1, 2.583%, 6/15/2002	104,366
915,167		Honda Auto Receivables Owner Trust 2001-3, Class A1, 2.388%, 11/8/2002	915,167
828,882		World Omni Auto Receivables Trust 2001-B, Class A1, 1.971%, 10/21/2002	828,881

		TOTAL	1,848,414

		Finance - Equipment--0.5%
384,777		CNH Equipment Trust 2001-B, Class A1, 2.112%, 12/16/2002	384,777

		Finance - Securities--1.8%
925,000		Beta Finance, Inc. (Guaranteed by Beta Finance Corp.), 4.770% - 5.100%, 2/7/2002 - 4/26/2002	924,989
500,000		Sigma Finance, Inc. (Guaranteed by Sigma Finance Corp.), 5.270%, 2/25/2002	500,000

		TOTAL	1,424,989

		TOTAL SHORT-TERM NOTES	3,658,180

		LOAN PARTICIPATION--2.5%
		Electrical Equipment--0.6%
500,000		Mt. Vernon Phenol Plant Partnership (General Electric Co. LOC), 1.760%, 5/17/2002	500,000

Principal Amount			Value
		LOAN PARTICIPATION--continued
		Finance - Retail--1.9%
$1,500,000		Countrywide Home Loans, Inc., 1.750%, 3/25/2002	$1,500,000

		TOTAL LOAN PARTICIPATION	2,000,000

		NOTES - VARIABLE--26.4%[2]
		Banking--13.2%
890,000		J.W. Harris (Series 1999 & 2000) (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	890,000
2,000,000		Liquid Asset Backed Securities Trust (Series 1996-3), Sr. Notes (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.840%, 2/15/2002	2,000,000
1,000,000	[3]	MONET Trust (Series 2000-1) (Dresdner Bank AG, Frankfurt Swap Agreement), 1.970%, 3/27/2002	1,000,000
3,500,000		Maryland Economic Development Corp., CWI Limited Partnership (Allfirst Bank LOC), 1.810%, 2/1/2002	3,500,000
1,000,000		Strategic Money Market Trust (Series 2001-M) (J.P. Morgan Chase & Co. Swap Agreement), 1.900%, 3/13/2002	1,000,000
2,000,000		Trevecca Nazarene University (SunTrust Bank LOC), 1.950%, 2/6/2002	2,000,000

		TOTAL	10,390,000

		Brokerage--5.0%
3,900,000		Goldman Sachs Group, Inc., 1.780%, 2/25/2002	3,900,000

		Consumer Products--0.4%
300,000		Unilever N.V., 1.920%, 4/24/2002	300,287

		Finance - Retail--1.3%
1,000,000		American Financial Services Insurance Premium Receivables Trust (Series 1994-A), 2.376%, 2/15/2002	1,000,000

		Finance - Securities--3.8%
1,000,000		K2 (USA) LLC (Guaranteed by K2 Corp.), 1.800%, 2/15/2002	999,893
2,000,000		Sigma Finance, Inc. (Guaranteed by Sigma Finance Corp.), 1.856%, 2/5/2002	2,000,000

		TOTAL	2,999,893

		Insurance--1.4%
1,000,000		First Allmerica Financial Life Insurance Co., 2.355%, 2/4/2002	1,000,000
145,390		Liquid Asset Backed Securities Trust (Series 1997-3), Sr. Notes (AMBAC INS), 1.870%, 3/27/2002	145,390

		TOTAL	1,145,390

		Telecommunications--1.3%
500,000		BellSouth Telecommunications, Inc., 2.035%, 3/4/2002	500,000
500,000		Verizon Global Funding, 1.860%, 3/20/2002	499,969

		TOTAL	999,969

		TOTAL NOTES - VARIABLE	20,735,539

Principal Amount			Value
		REPURCHASE AGREEMENTS--5.2%[4]
$2,000,000		Bank of America LLC, 1.940%, dated 1/31/2002, due 2/1/2002	$2,000,000
2,052,000		Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	2,052,000

		TOTAL REPURCHASE AGREEMENTS	4,052,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$78,782,803

1 Each issue shows the rate of discount at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At January 31, 2002, this security amounted to $1,000,000 which represents 1.3% of net assets.

4 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($78,669,819) at January 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$78,782,803
Cash		12,728
Income receivable		300,575

TOTAL ASSETS		79,096,106

Liabilities:
Payable for investments purchased	$300,463
Income distribution payable	78,054
Accrued expenses	47,770

TOTAL LIABILITIES		426,287

Net assets for 78,758,125 shares outstanding		$78,669,819

Net Assets Consist of:
Paid in capital		$78,758,125
Accumulated net realized loss on investments		(88,306)

TOTAL NET ASSETS		$78,669,819

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$78,669,819 ÷ 78,758,125 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest		$1,222,981

Expenses:
Investment adviser fee	$196,402
Administrative personnel and services fee	63,014
Custodian fees	5,882
Transfer and dividend disbursing agent fees and expenses	87,572
Directors'/Trustees' fees	407
Auditing fees	7,638
Legal fees	5,161
Portfolio accounting fees	21,612
Shareholder services fee	98,201
Share registration costs	10,158
Printing and postage	12,920
Insurance premiums	2,410
Miscellaneous	1,099

TOTAL EXPENSES	512,476

Waiver of shareholder services fee	(51,065)

Net expenses		461,411

Net investment income		761,570

Net realized gain on investments		384

Change in net assets resulting from operations		$761,954

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended July 31, 20011

Investment Income:
Interest		$2,510,640

Expenses:
Investment adviser fee	$235,983
Administrative personnel and services fee	72,602
Custodian fees	7,158
Transfer and dividend disbursing agent fees and expenses	90,581
Directors'/Trustees' fees	400
Auditing fees	11,573
Legal fees	3,989
Portfolio accounting fees	24,432
Shareholder services fee	117,992
Share registration costs	13,140
Printing and postage	7,621
Insurance premiums	3,280
Miscellaneous	1,208

TOTAL EXPENSES	589,959

Waiver of shareholder services fee	(61,356)

Net expenses		528,603

Net investment income		1,982,037

Net realized gain on investments		645

Change in net assets resulting from operations		$1,982,682

1 The Fund has changed its fiscal year end from December 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Period Ended 7/31/2001 [1]	Year Ended 12/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$761,570	$1,982,037	$4,664,505
Net realized gain (loss) on investments	384	645	(88,289)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	761,954	1,982,682	4,576,216

Distributions to Shareholders:
Distributions from net investment income	(761,570)	(1,982,037)	(4,664,505)

Share Transactions:
Proceeds from sale of shares	56,036,730	66,656,286	209,661,373
Net asset value of shares issued to shareholders in payment of distributions declared	649,830	1,868,457	4,328,310
Cost of shares redeemed	(54,768,795)	(75,001,642)	(207,523,730)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,917,765	(6,476,899)	6,465,953

Change in net assets	1,918,149	(6,476,254)	6,377,664

Net Assets:
Beginning of period	76,751,670	83,227,924	76,850,260

End of period	$78,669,819	$76,751,670	$83,227,924

1 The Fund has changed its fiscal year end from December 31 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended December 31,
	1/31/2002	7/31/2001 [1]	2000	1999 [2]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.04	0.05	0.05	0.05
Net realized gain (loss) on investments	0.00 [3]	0.00 [3]	(0.00)[3]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.05	0.04	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.99%	2.45%	5.46%	4.23%	4.64%	4.69%	4.56%

Ratios to Average Net Assets:

Expenses	1.17%[5]	1.12%[5]	1.14%	1.12%	1.11%	1.10%	1.06%

Net investment income	1.94%[5]	4.20%[5]	5.33%	4.15%	4.54%	4.58%	4.46%

Expense waiver/reimbursement[6]	0.13%[5]	0.13%[5]	0.13%	0.20%	0.18%	0.15%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$78,670	$76,752	$83,228	$76,850	$83,459	$81,308	$87,380

1 The Fund changed its fiscal year end from December 31 to July 31.

2 Beginning with the year ended December 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Represents less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At July 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $88,690, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 401

2008	$88,289

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full fractional shares of beneficial interest (without par value). At January 31, 2002, capital paid-in aggregated $78,758,125.

Transactions in capital stock were as follows:

	Six Months Ended 1/31/2002	Period Ended 7/31/2001 [1]	Year Ended 12/31/2000
Shares sold	56,036,730	66,656,286	209,661,373
Shares issued to shareholders in payment of distributions declared	649,830	1,868,457	4,328,310
Shares redeemed	(54,768,795)	(75,001,642)	(207,523,730)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,917,765	(6,476,899)	6,465,953

1 The Fund has changed its fiscal year end from December 31 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million; and 0.400% thereafter.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N211

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8080103 (3/02)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Portfolio of Investments
Government Obligations Fund

January 31, 2002 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--43.6%
$147,000,000	[2]	Federal Farm Credit System, Floating Rate Notes, 1.720%, 3/13/2002	$146,964,997
62,000,000		Federal Farm Credit System, Note, 6.625%, 2/1/2002	62,000,000
83,976,000	[1]	Federal Home Loan Bank System, Discount Notes, 2.374% - 4.300%, 3/18/2002 - 3/28/2002	83,587,647
790,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 1.570% - 1.71%, 2/15/2002 - 4/30/2002	789,499,545
489,650,000		Federal Home Loan Bank System, Note, 2.200% - 6.750%, 2/1/2002 - 1/28/2003	489,944,288
358,024,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 1.889% - 4.310%, 2/14/2002 - 7/18/2002	356,189,158
301,750,000		Federal Home Loan Mortgage Corp., Notes, 2.500% - 6.625%, 8/15/2002 - 12/27/2002	304,310,719
690,000,000	[1]	Federal National Mortgage Association, Discount Notes, 1.820% - 4.380%, 2/14/2002 - 11/15/2002	685,183,686
1,327,500,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 1.620% - 2.168%, 2/1/2002 -- 4/30/2003	1,326,853,266
462,500,000		Federal National Mortgage Association, Notes, 2.250% - 6.750%, 7/5/2002 - 2/14/2003	467,710,467
177,164,000	[2]	Housing and Urban Development, Floating Rate Note, 2.081%, 2/1/2002	177,164,000
100,000,000	[1]	Student Loan Marketing Association, Discount Note, 1.820%, 7/1/2002	99,241,667
47,000,000		Student Loan Marketing Association, Note, 3.760%, 7/16/2002	46,990,419

		TOTAL GOVERNMENT AGENCIES	5,035,639,859

		REPURCHASE AGREEMENTS--58.5%[3]
500,000,000		BNP Paribas Securities Corp., 1.940%, dated 1/31/2002, due 2/1/2002	500,000,000
490,000,000		Banc One Capital Markets, 1.940%, dated 1/31/2002, due 2/1/2002	490,000,000
490,000,000		Bank of America LLC, 1.940%, dated 1/31/2002, due 2/1/2002	490,000,000
390,000,000		Bank of Nova Scotia, Toronto, 1.940%, dated 1/31/2002, due 2/1/2002	390,000,000
100,000,000		Barclays Capital, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	100,000,000
200,000,000	[4]	Bear Stearns Cos., Inc., 1.770%, dated 12/21/2001, due 2/19/2002	200,000,000
250,000,000		Bear Stearns Cos., Inc., 1.940%, dated 1/31/2002, due 2/1/2002	250,000,000
200,000,000		Countrywide Securities Corp., 1.940%, dated 1/31/2002, due 2/1/2002	200,000,000
245,000,000	[4]	Credit Suisse First Boston Inc., 1.650%, dated 1/16/2002, due 2/19/2002	245,000,000
199,000,000		Deutsche Bank AG, 1.930%, dated 1/31/2002, due 2/1/2002	199,000,000
300,000,000		Goldman Sachs Group, LP, 1.940%, dated 1/31/2002, due 2/1/2002	300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$279,000,000		Greenwich Capital Markets, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	$279,000,000
100,000,000		J.P. Morgan Chase & Co. Inc., 1.750%, dated 1/31/2002, due 2/1/2002	100,000,000
500,000,000		J.P. Morgan Chase & Co. Inc., 1.940%, dated 1/31/2002, due 2/1/2002	500,000,000
240,000,000		Morgan Stanley and Co., Inc., 1.940%, dated 1/31/2002, due 2/1/2002	240,000,000
200,000,000		Salomon Brothers, Inc., 1.930%, dated 1/31/2002, due 2/1/2002	200,000,000
800,000,000		Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	800,000,000
94,632,000		Societe Generale, New York, 1.900%, dated 1/31/2002, due 2/1/2002	94,632,000
114,000,000	[4]	State Street Bank and Trust Co., 1.650%, dated 1/16/2002, due 2/15/2002	114,000,000
169,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/14/2002	169,000,000
130,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/7/2002	130,000,000
109,000,000	[4]	Warburg Dillon Reed LLC, 1.790%, dated 12/19/2001, due 3/19/2002	109,000,000
50,000,000		Warburg Dillon Reed LLC, 1.850%, dated 1/31/2002, due 2/1/2002	50,000,000
126,000,000	[4]	Warburg Dillon Reed LLC, 1.875%, dated 11/13/2001, due 2/12/2002	126,000,000
68,642,000		Warburg Dillon Reed LLC, 1.900%, dated 1/31/2002, due 2/1/2002	68,642,000
225,000,000		Warburg Dillon Reed LLC, 1.940%, dated 1/31/2002, due 2/1/2002	225,000,000
190,000,000		Westdeutsche Landesbank Girozentrale, 1.940%, dated 1/31/2002, due 2/1/2002	190,000,000

		TOTAL REPURCHASE AGREEMENTS	6,759,274,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$11,794,913,859

1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,552,969,467) at January 31, 2002.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Government Obligations Tax--Managed Fund

January 31, 2002 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--102.9%
$701,383,000	[1]	Federal Farm Credit System, Discount Notes, 1.640% - 4.340%, 2/1/2002 - 6/20/2002	$700,265,051
166,000,000	[2]	Federal Farm Credit System, Floating Rate Notes, 1.650% - 1.714%, 2/1/2002 - 4/27/2002	165,966,624
547,671,000		Federal Farm Credit System, Notes, 1.720% - 6.875%, 2/1/2002 - 7/2/2002	548,089,510
1,484,483,000	[1]	Federal Home Loan Bank System, Discount Notes, 1.580% - 4.650%, 2/1/2002 - 7/26/2002	1,480,577,786
1,119,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 1.570% - 1.950%, 2/1/2002 - 4/22/2002	1,118,537,467
383,390,000		Federal Home Loan Bank System, Notes, 2.200% - 7.250%, 2/1/2002 - 1/28/2003	386,771,640
129,000,000	[1]	Student Loan Marketing Association, Discount Notes, 1.710% - 3.690%, 3/18/2002 - 7/15/2002	128,030,243
109,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 1.74% - 2.198%, 2/5/2002 -- 2/6/2002	108,987,629
86,000,000		Student Loan Marketing Association Master, Notes, 1.748%, 10/8/2002	86,000,000
383,000,000	[1]	Tennessee Valley Authority, Discount Notes, 1.560% - 1.680%, 2/1/2002 - 3/22/2002	382,559,294
15,000,000		Tennessee Valley Authority, Notes, 6.000%, 9/24/2002	15,330,697

		TOTAL GOVERNMENT AGENCIES	5,121,115,941

		U.S. TREASURY--1.6%
80,000,000		United States Treasury Bills, 1.570%, 4/11/2002	79,759,267

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$5,200,875,208

1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,974,730,316) at January 31, 2002.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Municipal Obligations Fund

January 31, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3%[1]
		Alabama--2.3%
$3,350,000		Alabama State IDA, IDRBs, Weekly VRDNs (Kappler USA, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$3,350,000
3,500,000		Birmingham, AL, IDB, IDRB, (Series 1997), Weekly VRDNs (Millcraft Alabama, Inc.)/(Regions Bank, Alabama LOC)	3,500,000
2,445,000		Calhoun County, AL, Economic Development Council, Variable/Fixed Rate IDRBs, Weekly VRDNs (Fabarc Steel Company)/(Regions Bank, Alabama LOC)	2,445,000
4,130,000		Geneva County, AL, IDRB, Adjustable Fixed Rate IDRBs (Series 1996), Weekly VRDNs (Brooks AG Company, Inc.)/(Regions Bank, Alabama LOC)	4,130,000
6,500,000		Port City Medical Clinic Board Mobile, AL, (Series 1998-A), Weekly VRDNs (Infirmary Health Systems, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	6,500,000
2,315,000		Shelby County, AL, EDA, (Series 1999), Weekly VRDNs (Alabama Dry Felt LLC)/(Regions Bank, Alabama LOC)	2,315,000

		TOTAL	22,240,000

		Alaska--0.7%
7,000,000		Valdez, AK Marine Terminal, (Series 1994-B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Company GTD), Mandatory Tender 1/1/2003	7,000,000

		Arizona--0.2%
2,000,000		Maricopa County, AZ IDA, (Series 2001), 2.282% TOBs (San Martin Apts. Project)/(Bayerische Landesbank Girozentrale), Optional Tender 7/1/2002	2,000,000

		Arkansas--4.4%
1,000,000		Arkadelphia, AR, IDRB, (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Den Danske Bank A/S LOC)	1,000,000
5,435,000		Arkansas Development Finance Authority, (PT-1310), Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Company, Inc. LIQ)/(Merrill Lynch & Company, Inc. LOC)	5,435,000
4,000,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corporation)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,000,000
14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc., Project)/(Wachovia Bank of NC, N.A. LOC)	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--continued
$11,700,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	$11,700,000
7,100,000		Siloam Springs, AR, IDRB, (Series 1994), Weekly VRDNs (La-Z Boy Chair Company Project)/(Bank One, Michigan LOC)	7,100,000

		TOTAL	43,235,000

		California--3.4%
20,000,000		California State, CA, (Series 2001-02), 3.25% RANs, 6/28/2002	20,081,593
3,340,000		California Statewide Communities Development Corporation, Revenue Bond, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	3,340,000
3,000,000		California Statewide Communities Development Authority, (Series 2001-B), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 7/1/2002	3,000,000
2,095,000		Los Angeles County, CA, IDA, IDRB, (Series 1991), Weekly VRDNs (Caitec & Jae Company, Inc. Project)/(Union Bank of California LOC)	2,095,000
5,340,589		PBCC LeaseTOPS Trust (California Non-AMT), (Series 1998-1), 2.40% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	5,340,589

		TOTAL	33,857,182

		Colorado--2.0%
6,095,000		Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	6,095,000
7,500,000		Denver, CO City & County Airport Authority, PT-491 Weekly VRDNs (AMBAC INS)/(Banco Santander Central Hispano, SA LIQ)	7,500,000
5,900,000		El Paso County, CO Single Family Mortgage Revenue, (Series 2001-C), 2.85% BANs, 7/15/2002	5,900,000

		TOTAL	19,495,000

		Connecticut--0.6%
3,000,000		Meriden, CT, 3.25% BANs, 8/8/2002	3,006,753
3,070,000		Seymour, CT, 3.25% BANs, 9/19/2002	3,082,628

		TOTAL	6,089,381

		District of Columbia--1.3%
9,070,000		District of Columbia Housing Finance Agency, Roaring Forks Certificates (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	9,070,000
4,000,000		District of Columbia Enterprise, (Series 2001), Weekly VRDNs (KMart Corp.)/(Bank of New York LOC)	4,000,000

		TOTAL	13,070,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--2.3%
$3,380,000		Florida HFA, Trust Receipts, (Series 1998 FR/RI-12), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	$3,380,000
4,000,000		Greater Orlando Aviation Authority, FL, Weekly VRDNs (Cessna Aircraft Company)/(Textron, Inc. GTD)	4,000,000
15,000,000		Miami-Dade County, FL IDA, Revenue Bonds, (Series 1999-A), Weekly VRDNs (Airis Miami LLC Project)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	15,000,000

		TOTAL	22,380,000

		Georgia--3.3%
3,500,000	[2]	Atlanta, GA, Airport Revenue, PA 926P, 2.25% TOBs (FGIC INS)/(Merrill Lynch & Company, Inc. LIQ), Optional Tender 7/11/2002	3,500,000
1,500,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds, (Series 1995), Weekly VRDNs (West End Housing Development Project)/(First Union National Bank, Charlotte, NC LOC)	1,500,000
9,500,000		Clayton County, GA Development Authority, (Series 1994), Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank, New York LOC)	9,500,000
7,005,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,005,000
6,000,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank, Credit Suisse First Boston, Morgan Guaranty Trust and Wachovia Bank of NC, N.A. LOCs)	6,000,000
1,500,000		Hart County, GA IDA, Revenue Bonds (Series 1996), Weekly VRDNs (Rock-Tenn Converting Company Project)/(SunTrust Bank, Atlanta LOC)	1,500,000
1,150,000		Municipal Electric Authority of Georgia, (Series 1994-D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)/(ABN AMRO Bank, N.V. LOC)	1,150,000
2,000,000		Savannah, GA EDA, Solid Waste Disposal Revenue Bonds, (Series 2000), Weekly VRDNs (Republic Services of Georgia LP)/(SunTrust Bank, Atlanta LOC)	2,000,000

		TOTAL	32,155,000

		Hawaii--0.2%
2,355,000		Hawaii Finance and Development Corp., MERLOTS, (Series 2001-A15), Weekly VRDNs (FNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	2,355,000

		Illinois--4.9%
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds, (Series 1998), 2.00% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	10,500,000
2,000,000		Chicago, IL, Gas Supply Revenue Bonds, (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Company)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$4,700,000		Chicago, IL O'Hare International Airport, Trust Receipts, (Series 2000 FR/RI-L28), Weekly VRDNs (MBIA INS)/(Lehman Brothers, Inc. LIQ)	$4,700,000
11,140,000		Chicago, IL Single Family Mortgage, Revenue Bonds, PT-290 Weekly VRDNs (GNMA/FNMA/FHLMC COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	11,140,000
2,875,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Company, Chicago LOC)	2,875,000
2,405,000		Chicago, IL IDR, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc. Project)/(Firstar Bank, N.A. LOC)	2,405,000
1,075,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,075,000
4,400,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	4,400,000
1,150,000		Illinois Development Finance Authority, EDRB, (Series 1989) Weekly VRDNs (Addison 450 LP Project)/(American National Bank & Trust Company, Chicago LOC)	1,150,000
1,900,000		Illinois Development Finance Authority, IDRB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,900,000
3,000,000		Illinois Development Finance Authority, IDRB, (Series 2000-A), Weekly VRDNs (Processing Technologies, Inc.)/(Firstar Bank, N.A. LOC)	3,000,000
1,330,000		Martinsville, IL, IDRB, (Series 1995), Weekly VRDNs (PAP-R Products Company)/(Bank One, Illinois, N.A. LOC)	1,330,000
1,960,000		Rockford, IL, EDRB, 2.65% TOBs (Independence Village of Rockford)/(U.S. Bank N.A., Minneapolis LOC), Optional Tender 12/1/2002	1,960,000

		TOTAL	48,435,000

		Indiana--4.6%
3,500,000		Avon, IN, Community School Corp., 2.90% TAWs, 12/31/2002	3,515,597
1,500,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,500,000
3,005,000		Elkhart County, IN, (Series 1997), Weekly VRDNs (Hart Housing Group, Inc.)/(KeyBank, N.A. LOC)	3,005,000
1,425,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,425,000
12,105,000	[2]	Indiana Bond Bank, MERLOTS, (Series 2001 A119), 2.00% TOBs (Indiana State Revolving Fund Program)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 11/15/2002	12,105,000
3,400,000		Indianapolis, IN, EDRB, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(PNC Bank, Delaware LOC)	3,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$1,955,000		Kendallville, IN, IDRB (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	$1,955,000
6,300,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	6,300,000
750,000		Richmond, IN Community Schools, 2.50% TANs, 6/28/2002	751,748
4,750,000		Richmond, IN Community Schools, 2.50% TANs, 12/31/2002	4,775,222
985,000		Richmond, IN, EDRB (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc. Project)/(Bank One, Indiana, N.A. LOC)	985,000
2,195,000		Westfield, IN, IDRB, (Series 1998), Weekly VRDNs (Standard Locknut, Inc.)/(Bank One, Indiana, N.A. LOC)	2,195,000
3,000,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000

		TOTAL	44,912,567

		Kansas--2.1%
4,000,000		Burlington, KS Environmental Improvement, Revenue Bonds, (Series B), 3.25% TOBs (Kansas City Power And Light Company), Optional Tender 8/30/2002	4,000,000
2,000,000		Burlington, KS Environmental Improvement, Revenue Bonds, (Series D), 3.25% TOBs (Kansas City Power And Light Company), Mandatory Tender 8/30/2002	2,000,000
1,900,000		Olathe, KS, IDRB, (Series 1995), Weekly VRDNs (Garmin International, Inc.)/(Bank of America N.A. LOC)	1,900,000
9,155,000		Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	9,155,000
4,000,000		Wyandotte County, KS, (Series 2002-I), 1.85% BANs, Optional Tender 2/1/2003	4,000,000

		TOTAL	21,055,000

		Kentucky--2.7%
6,000,000		Graves County, KY, School Building Revenue Bonds, (Series 1988), Weekly VRDNs (Seaboard Farms Project)/(Bank of New York LOC)	6,000,000
1,485,000		Jefferson County, KY, Industrial Building Revenue Bonds, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,485,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts, (Series 1998F-1), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	11,995,000
4,000,000	[2]	Kentucky Housing Corp., Variable Rate Certificates, (Series 1998-O), 2.80% TOBs (Bank of America, N.A. LIQ), Optional Tender 7/18/2002	4,000,000
3,490,000		Paris, KY, Weekly VRDNs (Monessen Holdings, LLC)/(Fifth Third Bank, Cincinnati LOC)	3,490,000

		TOTAL	26,970,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--2.0%
$5,000,000		Lake Charles, LA Harbor & Terminal District, Revenue Bonds, (Series 1995-A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	$5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, Revenue Bonds, (Series 2000), Weekly VRDNs (Conoco, Inc.)/(Bank One, N.A. (Chicago) LOC)	10,100,000
3,400,000		Louisiana HFA, Trust Receipts, (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,400,000
1,600,000		Ouachita Parish, LA, IDB, (Series 1998), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)	1,600,000

		TOTAL	20,100,000

		Maine--1.1%
4,200,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Fleet National Bank LOC)	4,200,000
2,800,000		Biddeford, ME (Series 2000), Weekly VRDNs (Volk Packaging)/(Fleet National Bank LOC)	2,800,000
1,680,000		Trenton, ME, (Series 1998), Weekly VRDNs (Hinckley Company)/(Key Bank, N.A. LOC)	1,680,000
2,240,000		Westbrook, ME, Revenue Refunding Bonds, Weekly VRDNs (D & G Group Project)/(Fleet National Bank LOC)	2,240,000

		TOTAL	10,920,000

		Maryland--1.4%
1,386,000		Harford County, MD, Variable Rate Demand/Fixed Rate Refunding Bond (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	1,386,000
4,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 2.00% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	4,375,000
2,480,000		Maryland State Community Development Administration, (Series 1990 A), Weekly VRDNs (College Estates)/(Allfirst LOC)	2,480,000
5,000,000		Maryland State Community Development Administration, (Series 1990 B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	5,000,000

		TOTAL	13,241,000

		Michigan--0.9%
8,625,000		Wayne County, MI, Airport Revenue Refunding Bonds, (Series 1996-A), Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(Bayerische Landesbank Girozentrale LOC)	8,625,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--4.7%
$10,000,000		Becker, MN, PCR, (Series 1993-A), 1.40% CP (Northern States Power Company, Minnesota), Mandatory Tender 4/9/2002	$10,000,000
9,000,000		Becker, MN, PCR, (Series 1993-B), 1.45% CP (Northern States Power Company, Minnesota), Mandatory Tender 4/8/2002	9,000,000
1,200,000		Blaine, MN, (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,200,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower, (Series 1999), 2.900% TOBs (Bank of America N.A.), Mandatory Tender 5/1/2002	3,600,000
3,600,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Company, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,600,000
10,940,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS, (Series J), 2.97% TOBs (United States Treasury COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	10,940,000
2,400,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,400,000
2,365,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,365,000
1,110,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Company)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,110,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000

		TOTAL	46,465,000

		Mississippi--1.4%
4,000,000	[2]	Mississippi Home Corp., Roaring Forks Certificates, (Series 2001-14), 2.00% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 6/1/2002	4,000,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 2.50% TOBs (Bradford Park Apartments)/(AmSouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2002	9,790,000

		TOTAL	13,790,000

		Missouri--1.6%
1,460,000		Kansas City, MO, IDA (Series 1999), Weekly VRDNs (B&B Investments, LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,460,000
7,660,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001 A28), Weekly VRDNs (GNMA/FNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	7,660,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Missouri--continued
$5,545,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001 A81), Weekly VRDNs (GNMA/FNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	$5,545,000
1,000,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000

		TOTAL	15,665,000

		Montana--0.4%
3,890,000		Montana State Board of Investments, Resource Recovery Revenue Bonds, (Series 1989), 3.25% TOBs (Colstrip Energy LP)/(Dexia Public Finance Bank LOC), Optional Tender 3/1/2002	3,890,000

		Multi State--5.9%
49,687,461		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Company LIQ)	49,687,461
2,748,144	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) Series 1998-2, 2.50% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	2,748,144
3,590,989	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) Series 1999-2, 2.50% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/2/2002	3,590,989
2,015,000		Palm Beach County, FL HFA, MERLOTS, (Series 2001 A-71), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	2,015,000

		TOTAL	58,041,594

		Nebraska--3.2%
2,700,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,700,000
4,150,000		Douglas County, NE, IDRB, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,150,000
10,000,000		Nebraska Investment Finance Authority, Single Family Housing Revenue, Revenue Refunding Bonds, (Series 2001-E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	10,000,000
4,875,000		Nebraska Investment Finance Authority, Single Family Housing Revenue, Revenue Refunding Bonds, (Series 2001-F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	4,875,000
3,755,000		Nebraska Investment Finance Authority, MERLOTS, (Series 2000-O), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	3,755,000
5,700,000		Stanton County, NE IDR, (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000

		TOTAL	31,180,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nevada--0.8%
$7,535,000		Clark County, NV, (Series 1998), 2.00% TOBs (Signature Flight Support Corp. Project)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	$7,535,000
800,000		Sparks, NV, IDRB, (Series 1996), Weekly VRDNs (The Antioch Publishing Company)/(National City Bank, Ohio LOC)	800,000

		TOTAL	8,335,000

		New Hampshire--0.9%
2,500,000		Dover, NH, 3.25% TANs, 6/19/2002	2,504,632
2,827,000		New Hampshire Business Finance Authority, IDRB, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	2,827,000
3,295,000		New Hampshire State HFA, MERLOTS, (Series 2001 A82), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	3,295,000

		TOTAL	8,626,632

		New Jersey--1.1%
4,000,000		Trenton, NJ, 3.35% BANs, 5/16/2002	4,003,863
7,000,000		Willingboro Township, NJ, 3.00% BANs, 7/26/2002	7,006,511

		TOTAL	11,010,374

		New Mexico--1.4%
3,535,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,535,000
4,275,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Michigan National Bank, Farmington Hills LOC)	4,275,000
6,385,000		New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A66), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	6,385,000

		TOTAL	14,195,000

		New York--0.5%
4,700,000		Southold, NY Union Free School District, 2.90% TANs, 6/28/2002	4,703,685

		North Carolina--2.0%
2,000,000		Hertford County, NC Industrial Facilities & PCFA Industrial Development, IDRB, (Series 2000 A), Weekly VRDNs (Nucor Corp.)	2,000,000
7,400,000		Martin County, NC, Industrial Facilities & PCFA, (Series 1993), Weekly VRDNs (Weyerhaeuser Company)	7,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, IDRB, (Series 2001), Weekly VRDNs (Srefano Foods, Inc. Project)/(Wachovia Bank of NC, N.A. LOC)	$4,800,000
5,000,000	[2]	North Carolina State, (PT-413), 2.80% TOBs (Merrill Lynch & Company, Inc. LIQ), Optional Tender 6/13/2002	5,000,000

		TOTAL	19,200,000

		Ohio--2.7%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 1998-18), 3.00% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/22/2002	4,000,000
5,000,000		Huber Heights, OH, IDR, Revenue Bonds, (Series 1999), Weekly VRDNs (Paxar Corp. Project)/(SunTrust Bank, Atlanta LOC)	5,000,000
4,365,000		Mahoning County, OH, Multifamily HFA, Revenue Refunding Bonds, Weekly VRDNs (Youngstown International Tower Company)/(J.P. Morgan Chase Bank, N.A. LOC)	4,365,000
2,000,000		Mason City, OH, 3.30% BANs, 5/30/2002	2,001,569
6,360,000		Ohio Housing Finance Agency, MERLOTS, (Series 2000 AA), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	6,360,000
1,500,000		Summit County, OH, IDR (Series 1999), Weekly VRDN (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	1,500,000
3,500,000		Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC)	3,500,000

		TOTAL	26,726,569

		Oklahoma--1.1%
6,000,000		Broken Arrow, OK EDA, Weekly VRDNs (Blue Bell Creameries)/(Chase Manhattan Bank, New York LOC)	6,000,000
4,640,000		Tulsa County, OK HFA, CDC Municipal Products, Inc. Class A Certificates, (Series 1996-E), Weekly VRDNs (GNMA COL)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	4,640,000

		TOTAL	10,640,000

		Oregon--1.9%
165,000		Oregon State, EDRBs (Series 1988-B), Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/(Wells Fargo Bank, N.A. LOC)	165,000
8,500,000		Port of Morrow, OR, (Series 2001 A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001 C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000

		TOTAL	18,665,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--0.6%
$6,100,000		Allentown, PA Commercial and IDA, (Series 1999), Daily VRDNs (Diocese of Allentown)/(First Union National Bank, Charlotte, NC LOC)	$6,100,000

		Rhode Island--1.5%
2,990,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS, (Series 2001 A31), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	2,990,000
5,100,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS, (Series 2001 A80), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	5,100,000
4,250,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(KeyBank, N.A. LOC)	4,250,000
2,300,000		Warwick, RI, Housing Authority, Revenue Refunding Bonds, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,300,000

		TOTAL	14,640,000

		South Carolina--4.6%
13,000,000		Berkeley County, SC, IDRB, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
1,175,000		Berkeley County, SC, IDRB, (Series 1989), Weekly VRDNs (W.W. Williams Co. Project)/(Bank One, N.A. (Ohio) LOC)	1,175,000
20,000,000		Berkeley County, SC, IDRB, Weekly VRDNs (Nucor Corp.)	20,000,000
400,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank of NC, N.A. LOC)	400,000
650,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank of NC, N.A. LOC)	650,000
400,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank of NC, N.A. LOC)	400,000
3,700,000		South Carolina Job Development Authority, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
3,070,000		South Carolina Jobs EDA, EDR, Weekly VRDNs (Boozer Lumber Company)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,070,000
3,200,000		York County, SC, IDA, (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas LOC)	3,200,000

		TOTAL	45,595,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Dakota--0.3%
$2,500,000		South Dakota Housing Development Authority, (Series 2001-C), 3.25% Bonds, 4/3/2002	$2,500,000

		Tennessee--2.2%
1,500,000		Cheatham County, TN, IDB, (Series 1997 B), Weekly VRDNs (Triton Boat Company)/(AmSouth Bank N.A., Birmingham LOC)	1,500,000
2,000,000		Covington, TN, IDRB, (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
1,700,000		Dickson County, TN, IDRB, (Series 1996), Weekly VRDNs (Tennessee Bun Company, LLC Project)/(PNC Bank, N.A. LOC)	1,700,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds, (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
1,550,000		Knox County, TN, IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,550,000
7,490,000		Memphis, TN Center City Revenue Finance Corp., (PT-1335), Weekly VRDNs (Riverset Apartments)/(Merrill Lynch & Company, Inc. LIQ)/(Merrill Lynch & Company, Inc. LOC)	7,490,000
600,000		South Pittsburg, TN, IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Company)/(SunTrust Bank LOC)	600,000
4,000,000		Tullahoma, TN, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Company)/(SunTrust Bank LOC)	4,000,000

		TOTAL	21,840,000

		Texas--11.3%
12,000,000		Austin, TX Airport System, MERLOTS (Series 2000 J), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
14,990,000		Austin, TX, Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Company, Inc. LIQ)/(Merrill Lynch & Company, Inc. LOC)	14,990,000
3,500,000		Brazos River Authority, TX PCR, (Series 1999 C), Weekly VRDNs (TXU Electric Company)/(Bank of New York LOC)	3,500,000
6,000,000		Brazos River Authority, TX PCR, Trust Receipts (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Electric Company)/(Bank of New York)	6,000,000
7,000,000		Colorado County, TX, IDC, (Series 2000), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPAL--continued[1]
		Texas--continued
$7,555,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corporation, (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	$7,555,000
9,610,000		Houston, TX Airport System, (Series 2001-B4), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	9,610,000
15,100,000		Midlothian, TX, IDC (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America N.A. LOC)	15,100,000
4,040,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners, Ltd.)/(Bank One, Texas N.A. LOC)	4,040,000
5,500,000		Tarrant County, TX, IDC (Series 1997), Weekly VRDNs (Lear Operations Corp.)/(Chase Manhattan Bank, New York LOC)	5,500,000
13,000,000		Texas State, (Series A), 3.75% TRANs, 8/29/2002	13,092,496
3,825,000		Texas State Department of Housing & Community Affairs, Variable Certificates, (Series 2001 A), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	3,825,000
5,000,000		Trinity River Authority of Texas, Solid Waste Disposal Revenue Bonds, (Series 2001), Weekly VRDNs (Community Waste Disposal, Inc.)/(Wells Fargo Bank, Texas, N.A. LOC)	5,000,000
3,850,000		Waxahachie, TX, IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Company)/(SunTrust Bank LOC)	3,850,000

		TOTAL	111,062,496

		Virginia--2.1%
10,000,000		Campbell County, VA, IDA, Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	10,000,000
1,000,000		Halifax, VA, IDA, MMMs, PCR, 1.55% CP (Virginia Electric Power Company), Mandatory Tender 2/12/2002	1,000,000
6,000,000		Halifax, VA, IDA, MMMs, PCR, 2.75% CP (Virginia Electric Power Company), Mandatory Tender 2/12/2002	6,000,000
3,300,000		Winchester, VA, IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank of NC, N.A. LOC)	3,300,000

		TOTAL	20,300,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--3.7%
$7,000,000		Chelan County, WA Public Utility District No. 1, MERLOTS, (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	$7,000,000
7,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Company)/(Bank of America N.A. LOC)	7,000,000
11,920,000		Spokane, WA Public Facilities District, MERLOTS, (Series 2001 A111), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	11,920,000
3,175,000		Washington State Housing Finance Commission, (Series 2001 2A-S), 3.25% BANs, 4/1/2002	3,175,000
7,000,000		Yakima County, WA Public Corp., (Series 1999), Weekly VRDNs (John I. Haas, Inc.)/(Bayerische Hypotheken-und Vereinsbank AG and Deutsche Bank AG LOCs)	7,000,000

		TOTAL	36,095,000

		West Virginia--1.6%
1,940,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	1,940,000
12,500,000		West Virginia Public Energy Authority, (Series 1989 A), 1.30% CP (Morgantown Associates Project)/(Dexia Public Finance Bank SA LOC), Mandatory Tender 3/1/2002	12,500,000
1,750,000		West Virginia Public Energy Authority, (Series 1989 A), 1.40% CP (Morgantown Associates Project)/(Dexia Public Finance Bank SA LOC), Mandatory Tender 2/1/2002	1,750,000

		TOTAL	16,190,000

		Wisconsin--2.4%
1,000,000		Grand Chute, WI (Series 2000 A), Weekly VRDNs (Pacon Corp.)/(Firstar Bank, N.A. LOC)	1,000,000
3,300,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,300,000
2,735,000		La Crosse, WI, IDA (Series 2000), Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,735,000
2,300,000		Milwaukee, WI (Series 1997), 2.00% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	2,300,000
1,000,000		New Berlin, WI (Series 1997 A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$1,700,000		Prescott, WI School District, 3.25% TRANs, 8/23/2002	$1,705,243
3,880,000		Sussex, WI, IDB (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,880,000
7,360,000		Wisconsin Housing & Economic Development Authority, Trust Receipts, (Series 1997), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	7,360,000

		TOTAL	23,280,243

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$986,871,723

Securities that are subject to alternative minimum tax represent 82.1% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
97.63%	2.37%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At January 31, 2002, these securities amounted to $49,884,133 which represents 5.1% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($984,192,856) at January 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDR	--Economic Development Revenue
EDRB(s)	--Economic Development Revenue Bond(s)
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Board
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Insurance Association
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
RANs	--Revenue Anticipation Notes
SA	--Support Agreement
TANs	--Tax Anticipation Notes
TAWs	--Tax Anticipation Warrants
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Prime Cash Obligations Fund

January 31, 2002 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--12.0%
	Banking--12.0%
$230,000,000	Abbey National Bank PLC, London, 2.400% - 5.240%, 2/20/2002 - 12/18/2002	$229,999,008
22,000,000	BNP Paribas, 3.880%, 7/24/2002	21,997,972
350,000,000	Bayerische Hypotheken-und Vereinsbank AG, 1.630% - 1.930%, 2/14/2002 - 10/31/2002	350,000,000
144,000,000	Comerica Bank, 3.832% - 5.225%, 2/19/2002 - 7/26/2002	144,000,136
250,000,000	Credit Agricole Indosuez, 1.800% - 1.880%, 2/5/2002 - 10/31/2002	250,000,000
50,000,000	Den Danske Bank A/S, 3.630%, 9/9/2002	49,997,054
12,000,000	Lloyds TSB Bank PLC, London, 1.900%, 2/13/2002	11,999,801
175,000,000	Royal Bank of Canada, Montreal, 2.200% - 4.215%, 6/19/2002 - 2/18/2003	174,995,472
90,000,000	Societe Generale, Paris, 3.865%, 7/29/2002	89,985,064
203,000,000	Svenska Handelsbanken, Stockholm, 1.900% - 3.880%, 6/10/2002 - 7/24/2002	202,985,936
100,000,000	UBS AG, 1.790%, 2/12/2002	100,000,000

	TOTAL CERTIFICATES OF DEPOSIT	1,625,960,443

	COLLATERALIZED LOAN AGREEMENTS--15.6%
	Banking--7.0%
250,000,000	ABN AMRO, Inc., 1.935%, 2/1/2002	250,000,000
450,000,000	Deutsche Bank Alex Brown, Inc., 1.925% - 1.935%, 2/1/2002	450,000,000
250,000,000	J.P. Morgan & Co., Inc., 1.945%, 2/1/2002	250,000,000

	TOTAL	950,000,000

	Brokerage--8.6%
125,000,000	Goldman Sachs Group, Inc., 1.915%, 2/1/2002	125,000,000
550,000,000	Merrill Lynch & Co., Inc., 1.905% - 1.915%, 2/1/2002	550,000,000
50,000,000	Morgan Stanley and Co., Inc., 1.965%, 2/1/2002	50,000,000
450,000,000	Salomon Brothers, Inc., 1.925% - 2.015%, 2/1/2002	450,000,000

	TOTAL	1,175,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	2,125,000,000

Principal Amount		Value
	COMMERCIAL PAPER--34.0%[1]
	Banking--11.1%
$180,000,000	Banco Santander Central Hispano, S.A., 1.760% - 2.290%, 2/19/2002 - 4/16/2002	$179,592,939
150,000,000	Barton Capital Corp., 1.690% - 1.800%, 2/5/2002 - 2/13/2002	149,930,611
90,000,000	Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.650%, 4/15/2002	89,698,875
55,000,000	Canadian Imperial Holdings, Inc., (Canadian Imperial Bank of Commerce GTD), 1.802%, 6/11/2002	54,642,103
50,000,000	Den Danske Bank A/S, 1.800%, 3/19/2002	49,885,000
75,000,000	Den Danske Corp., Inc., (Den Danske Bank A/S GTD), 2.120% - 3.630%, 4/16/2002 - 10/28/2002	74,021,403
40,521,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 1.700%, 2/14/2002	40,496,125
225,000,000	KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 1.900% - 2.290%, 2/8/2002 - 2/19/2002	224,819,931
301,493,000	Park Avenue Receivables Corp., 1.690% - 1.750%, 2/14/2002 - 2/15/2002	301,299,916
94,000,000	Santander Central Hispano Finance (Delaware), Inc., (Banco Santander Central Hispano, S.A. GTD), 1.800% - 3.390%, 2/20/2002 - 3/27/2002	93,799,939
201,401,000	Stellar Funding Group Inc., 1.700% - 1.830%, 2/15/2002 - 2/28/2002	201,183,852
45,000,000	Westdeutsche Landesbank Girozentrale, 1.800%, 6/3/2002	44,725,500

	TOTAL	1,504,096,194

	Consumer Products--0.4%
50,000,000	Diageo Capital PLC, (Diageo PLC GTD), 2.010%, 1/14/2003	49,031,292

	Finance -- Automotive--3.2%
100,000,000	FCAR Auto Loan Trust, (Series A1/P1), 1.800%, 3/13/2002	99,800,000
203,000,000	New Center Asset Trust (Series A1+/P1), 1.920%-3.400%, 2/19/2002 - 6/21/2002	202,249,721
135,000,000	New Center Asset Trust, (Series A1/P1), 2.295%, 4/1/2002	134,492,231

	TOTAL	436,541,952

	Finance - Commercial--12.3%
150,000,000	Amsterdam Funding Corp., 1.680% - 1.760%, 2/12/2002 - 3/15/2002	149,769,000
326,646,000	Clipper Receivables Corp., 1.710% - 1.800%, 2/6/2002 - 2/8/2002	326,546,738
304,000,000	Compass Securitization LLC, 1.830% - 2.330%, 2/4/2002 - 2/25/2002	303,740,246
60,000,000	Eureka Securitization Inc., 2.120% - 2.260%, 2/1/2002 - 2/5/2002	59,997,644
50,525,000	Falcon Asset Securitization Corp., 1.680%, 2/8/2002	50,508,495
Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Commercial--continued
$100,000,000	General Electric Capital International Funding, Inc., (General Electric Capital Corp. GTD), 1.730%, 4/23/2002	$99,610,750
120,000,000	General Electric Capital Corp., 2.120%, 10/25/2002	118,120,267
474,707,000	Jupiter Securitization Corp., 1.680% - 1.900%, 2/11/2002 - 6/18/2002	474,159,707
50,000,000	Tyco Capital Corp., 2.290% - 2.310%, 2/6/2002 - 3/1/2002	49,947,132
50,000,000	Windmill Funding Corp., 1.680%, 2/11/2002	49,976,667

	TOTAL	1,682,376,646

	Finance - Equipment--0.2%
25,000,000	John Deere Credit Ltd., (John Deere Capital Corp. GTD), 1.720%, 4/23/2002	24,903,250

	Finance - Retail--1.5%
200,000,000	Edison Asset Securitization LLC, 1.790% - 1.800%, 3/12/2002 - 3/13/2002	199,604,167

	Insurance--5.3%
100,000,000	American General Corp., 2.310%, 3/1/2002	99,820,333
100,000,000	CXC, Inc., 2.020%, 2/11/2002	99,943,889
320,000,000	Galaxy Funding, Inc., 1.680% - 2.360%, 2/12/2002 - 5/6/2002	319,169,597
205,000,000	Paradigm Funding LLC, 1.690% - 1.920%, 2/13/2002 - 4/23/2002	204,552,550

	TOTAL	723,486,369

	TOTAL COMMERCIAL PAPER	4,620,039,870

	BANK NOTES--1.1%
	Banking--1.1%
150,645,000	Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.800%, 2/26/2002	150,456,694

	SHORT-TERM NOTES--9.2%
	Banking--0.3%
25,000,000	Comerica Bank, 1.940%, 8/8/2002	25,014,208
10,000,000	Huntington National Bank, Columbus, OH, 2.350%, 2/4/2002	10,000,047

	TOTAL	35,014,255

	Brokerage--2.7%
305,000,000	Goldman Sachs Group, Inc., 2.025% - 4.030%, 2/1/2002 - 3/8/2002	305,000,000
60,000,000	Merrill Lynch & Co., Inc., 4.180% - 4.500%, 4/16/2002 - 6/5/2002	60,000,000

	TOTAL	365,000,000

Principal Amount		Value
	SHORT-TERM NOTES--continued
	Finance - Automotive--2.3%
$7,475,202	ANRC Auto Owner Trust 2001-A, Class A1, 2.578%, 10/15/2002	$7,475,202
3,691,515	Chase Manhattan Auto Owner Trust 2001-A, Class A1, 3.660%, 8/15/2002	3,691,515
17,324,823	Ford Credit Auto Owner Trust 2001-E, Class A1, 2.583%, 6/15/2002	17,324,823
64,000,000	Ford Credit Auto Owner Trust 2002-A, Class A1, 1.820%, 1/15/2003	64,000,000
86,635,779	Honda Auto Receivables 2001-1 Owner Trust, Class A1, 2.388%, 11/8/2002	86,635,779
19,054,864	Household Automotive Trust 2001-3, Class A-1, 2.382%, 11/18/2002	19,054,864
33,160,072	MMCA Auto Trust 2001-3, Class A1, 2.470%, 10/15/2002	33,160,072
55,000,000	Nissan Auto Receivables Owner Trust 2002-A, Class A1, 1.843%, 2/10/2003	55,000,000
30,668,617	World Omni Auto Receivables Trust 2001-B, Class A1, 1.950%, 10/21/2002	30,668,617

	TOTAL	317,010,872

	Finance - Equipment--0.3%
15,391,073	CNH Equipment Trust 2001-B, Class A1, 2.112%, 12/16/2002	15,391,073
30,000,000	John Deere Capital Corp., 2.145%, 2/8/2002	29,999,807

	TOTAL	45,390,880

	Finance - Securities--2.7%
119,075,000	Beta Finance, Inc., (Beta Finance Corp. GTD), 2.420% - 5.100%, 2/7/2002 - 2/7/2003	119,074,726
30,000,000	K2 (USA) LLC, (K2 Corp. GTD), 2.080%, 1/28/2003	30,000,000
215,600,000	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 2.510% - 5.270%, 2/20/2002 - 2/26/2003	215,599,919

	TOTAL	364,674,645

	Insurance--0.3%
5,253,038	Americredit Automobile Receivables Trust 2001-B, Class A1, 3.760%, 8/6/2002	5,253,038
25,654,444	Americredit Automobile Receivables Trust 2001-D, Class A1, (FSA INS), 2.391%, 11/12/2002	25,654,444
8,409,868	Franklin Auto Trust 2001-2, Class A1, (MBIA Insurance Corp. INS), 2.103%, 12/20/2002	8,409,867

	TOTAL	39,317,349

	Retail--0.1%
7,500,000	Wal-Mart Stores, Inc., 6.875%, 8/1/2002	7,651,445

Principal Amount		Value
	SHORT-TERM NOTES--continued
	Telecommunications--0.5%
$71,000,000	BellSouth Corp., 4.287%, 4/26/2002	$71,121,737

	TOTAL SHORT-TERM NOTES	1,245,181,183

	LOAN PARTICIPATION--0.1%
	Electrical Equipment--0.1%
16,700,000	Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 1.760%, 5/17/2002	16,700,000

	MUTUAL FUND--3.8%
	Asset Management--3.8%
515,000,000	Nations Money Market Reserves, 1.981%, 2/1/2002	515,000,000

	NOTES - VARIABLE--16.8%[2]
	Banking--6.5%
2,925,000	6380 Brackbill Associates, LP, (Series 2000), (Allfirst LOC), 1.810%, 2/1/2002	2,925,000
5,983,000	Aaron Oil Co., Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	5,983,000
7,050,000	Acton Realty Investors LLP, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	7,050,000
3,715,000	Alabama State IDA, (Regions Bank, Alabama LOC), 1.890%, 2/7/2002	3,715,000
2,000,000	Albuquerque, NM, (Series 1997), El Canto, Inc., (Norwest Bank Minnesota, N.A. LOC), 2.110%, 2/7/2002	2,000,000
4,950,000	American Custom Yachts, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	4,950,000
11,500,000	Badger Mining Corp., (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	11,500,000
50,000,000	Bank of America N.A., 2.081%, 2/19/2002	50,007,500
6,600,000	Barton Healthcare LLC, (American National Bank & Trust Co., Chicago LOC), 2.000%, 2/7/2002	6,600,000
950,000	Beech Grove, IN, (Series 1997), Poster Display Co. Project, (Bank One, Indiana, N.A. LOC), 2.050%, 2/7/2002	950,000
5,700,000	Bing Steel Management, Inc., (Series 2000), (Michigan National Bank, Farmington Hills LOC), 1.930%, 2/6/2002	5,700,000
2,300,000	Birmingham Fastener and Supply, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,300,000
3,440,000	Boyd-Plott LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,440,000
6,270,000	Brownsburg Christian Church, Inc., (Series 2000), (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	6,270,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$3,290,000	Brumfield Properties, Inc., (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 1.900%, 2/7/2002	$3,290,000
1,550,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,550,000
7,750,000	California Statewide Communities Development Authority, Revenue Bonds, (U.S. Bank N.A., MN LOC), 1.900%, 2/1/2002	7,750,000
2,600,000	CAM International LP, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,600,000
2,585,000	Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.890%, 2/7/2002	2,585,000
5,447,000	Capital One Funding Corp., (Series 1993-A), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	5,447,000
7,486,000	Capital One Funding Corp., (Series 1994-E), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	7,486,000
6,757,000	Capital One Funding Corp., (Series 1996-G), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	6,757,000
11,889,000	Capital One Funding Corp., (Series 2001-B), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	11,889,000
13,800,000	Capital One Funding Corp., (Series 2001-C), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	13,800,000
3,614,000	Capital One Funding Corp., (Series 1997-F), (Bank One, Texas, N.A. LOC), 1.950%, 2/7/2002	3,614,000
4,562,000	Capital One Funding Corp., (Series 1995-C), (Bank One, Wisconsin, N.A. LOC), 1.950%, 2/7/2002	4,562,000
2,735,000	Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	2,735,000
8,610,000	Cedarville College Ohio, (Series 1998), (KeyBank, N.A. LOC), 2.050%, 2/7/2002	8,610,000
8,000,000	Central Penn, Inc., (Allfirst Bank LOC), 1.810%, 2/1/2002	8,000,000
4,200,000	Charapp Family LP, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	4,200,000
7,985,000	Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.860%, 2/7/2002	7,985,000
10,100,000	Charlotte Christian School, (Series 1999), (Wachovia Bank of NC, N.A. LOC), 1.850%, 2/6/2002	10,100,000
1,380,000	Children's Defense Fund, (Allfirst LOC), 1.910%, 2/5/2002	1,380,000
3,450,000	Cleveland Country Club, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,450,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$6,500,000	Cleveland, TN IDB, Revenue Bonds, (Wachovia Bank of NC, N.A. LOC), 1.950%, 2/6/2002	$6,500,000
8,750,000	Coilplus-Alabama, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.940%, 2/7/2002	8,750,000
12,170,000	Community Centre Group of Cos., (Comerica Bank LOC), 1.930%, 2/7/2002	12,170,000
5,300,000	Davis Industries, Inc., (Comerica Bank LOC), 1.950%, 2/7/2002	5,300,000
5,000,000	Destin Water Users, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	5,000,000
5,750,000	Dick Corp. Headquarters LP, (Series 2001), (National City Bank, Pennsylvania LOC), 2.050%, 2/7/2002	5,750,000
6,100,000	Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	6,100,000
1,900,000	Elliott Aviation, Inc., (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	1,900,000
5,460,000	Elmira Downtown Arena, LLC, (KeyBank, N.A. LOC), 2.050%, 2/7/2002	5,460,000
995,000	Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	995,000
4,000,000	Engle Printing & Publishing, (Series 2001), (Allfirst LOC), 1.810%, 2/1/2002	4,000,000
4,000,000	Excel Mining Systems, Inc., (Series 2001), (Australia & New Zealand Banking Group, Melbourne LOC), 1.970%, 2/7/2002	4,000,000
680,000	Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	680,000
2,500,000	Frank Nelson Building of Birmingham LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,500,000
3,572,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst LOC), 1.810%, 2/1/2002	3,572,000
6,130,000	Franklin County, OH, Edison Welding, (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.980%, 2/7/2002	6,130,000
1,200,000	Fredricksburg, VA IDA, (SunTrust Bank LOC), 2.000%, 2/6/2002	1,200,000
6,170,000	Freeport, IL, (Firstar Bank, N.A. LOC), 1.860%, 2/7/2002	6,170,000
1,685,000	Galasso Materials, LLC and Galasso Holdings, LLC, (Series 1998), (KeyBank, N.A. LOC), 2.050%, 2/7/2002	1,685,000
3,780,000	Galliano Marine Service, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.900%, 2/7/2002	3,780,000
7,695,000	Gannett Fleming, Inc., (Series 2001), (Allfirst LOC), 1.810%, 2/1/2002	7,695,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$6,500,000	Gary, IN, Redevelopment District, (American National Bank & Trust Co., Chicago LOC), 1.960%, 2/7/2002	$6,500,000
3,630,000	Georgia Ports Authority, Colonel's Island Terminal Project, (Series 1996-A), Revenue Bonds, (SunTrust Bank, Atlanta LOC), 1.950%, 2/6/2002	3,630,000
1,310,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.980%, 2/7/2002	1,310,000
1,220,000	Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Allfirst LOC), 1.810%, 2/6/2002	1,220,000
2,050,000	Graywood Farms LLC, (Allfirst LOC), 1.810%, 2/1/2002	2,050,000
3,325,000	Harvey A. Tolson, (Firstar Bank, N.A. LOC), 2.030%, 2/7/2002	3,325,000
10,110,000	Home City Ice Co. & H.C. Transport, (Series 2000), (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	10,110,000
6,500,000	Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.900%, 2/7/2002	6,500,000
6,300,000	IT Spring Wire, LLC, (Series 1997), (Fifth Third Bank, Cincinnati LOC), 2.050%, 2/7/2002	6,300,000
8,000,000	Ilsco Corp., (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	8,000,000
1,780,000	J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	1,780,000
8,500,000	KinderCare Learning Centers, Inc., (Series B), (Chase Manhattan Bank N.A., New York LOC), 2.000%, 2/6/2002	8,500,000
1,815,000	Kit Carson County, CO, Midwest Farms LLC Project, (Norwest Bank Minnesota, N.A. LOC), 1.950%, 2/6/2002	1,815,000
2,000,000	Kraft Automotive/Properties Group, Inc., (Michigan National Bank, Farmington Hills LOC), 1.980%, 2/6/2002	2,000,000
4,500,000	LCO Ventures & Realty, (Fleet National Bank LOC), 2.000%, 2/6/2002	4,500,000
6,000,000	La Vern, CA, IDA, Mobile Tool International, Inc. Project, (Series 1998-B), (Fleet Bank N.A. LOC), 2.030%, 2/7/2002	6,000,000
3,090,000	Life Church Birmingham, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,090,000
3,920,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 1.930%, 2/7/2002	3,920,000
37,236,257	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.739%, 2/19/2002	37,236,217
5,000,000	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Guaranteed by First Union National Bank, Charlotte, NC), 1.930%, 2/6/2002	5,000,000
31,585,000	M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 2.000%, 2/7/2002	31,585,000
4,000,000	MBE Investment Co. LLC, EH Investment Company, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 2.050%, 2/7/2002	4,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$11,120,000	MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 1.950%, 2/7/2002	$11,120,000
30,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.970%, 3/27/2002	30,000,000
2,150,000	MacDonald & Associates LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,150,000
4,315,000	Maryland EDC, Human Genome Sciences, (Series 1999A), (Allfirst LOC), 1.810%, 2/5/2002	4,315,000
50,000,000	Maryland EDC, Human Genome Sciences, (Series 2001A), (Allfirst LOC), 1.810%, 2/5/2002	50,000,000
8,700,000	Medical Arts Capital LLC, (Series 2001), (Regions Bank, Alabama LOC), 1.930%, 2/7/2002	8,700,000
1,280,000	Michigan State Housing Development Authority, (Series 1999B), Lexington Place Apartments, (Bank of America N.A. LOC), 1.940%, 2/7/2002	1,280,000
4,300,000	Mile Bluff Clinic Building Partnership, (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	4,300,000
1,400,000	Mississippi Business Finance Corp., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	1,400,000
3,060,000	Mississippi Business Finance Corp., MS IDR, (Bank One, Illinois, N.A. LOC), 1.900%, 2/7/2002	3,060,000
1,600,000	Multicraft International LP, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	1,600,000
2,740,000	New Berlin, WI, Sunraider LLC, (Series 1997B), (Bank One, Wisconsin, N.A. LOC), 2.050%, 2/7/2002	2,740,000
3,600,000	New Jersey EDA, Morey Organization, Inc. Project (Series 1997), (First Union National Bank, Charlotte, NC LOC), 1.920%, 2/6/2002	3,600,000
2,565,000	New Jersey EDA, Pheonix Realty Partners, (First Union National Bank, Charlotte, NC LOC), 1.990%, 2/6/2002	2,565,000
5,650,000	Norcross Investment Group, LLC, (Regions Bank, Alabama LOC), 1.930%, 2/7/2002	5,650,000
40,000,000	Novant Health, Inc., (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.850%, 2/6/2002	40,000,000
7,630,000	O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	7,630,000
3,230,000	Oakwoods Master LP, (Series 1997), (AmSouth Bank N.A., Birmingham LOC), 1.860%, 2/7/2002	3,230,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$4,385,000	P.C.I. Paper Conversions, Inc., (Series 2000), (KeyBank, N.A. LOC), 2.050%, 2/7/2002	$4,385,000
10,900,000	PVF Finance LLC, (Allfirst Bank LOC), 1.810%, 2/1/2002	10,900,000
3,000,000	Parker Towing Co., Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,000,000
7,910,000	Pepin Distributing Co., (First Union National Bank, Charlotte, NC LOC), 1.890%, 2/7/2002	7,910,000
845,000	Poseyville, IN, North American Green, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.860%, 2/7/2002	845,000
9,023,000	Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 1.950%, 2/7/2002	9,023,000
6,775,000	R & J Investment Co., (Bank One, N.A. (Ohio) LOC), 1.930%, 2/7/2002	6,775,000
3,300,000	Riverchase Country Club, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,300,000
20,000,000	SMM Trust, (Series 2001-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 1.900%, 3/15/2002	20,000,000
1,529,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 2.000%, 2/7/2002	1,529,000
7,000,000	Santa Rosa, CA, (Westdeutsche Landesbank Girozentrale LOC), 1.950%, 2/7/2002	7,000,000
18,500,000	Seeber USA, LLP, (Series 2000), (Commerzbank AG, Frankfurt LOC), 1.850%, 2/6/2002	18,500,000
5,850,000	Sioux-Preme Packing Co., (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	5,850,000
3,440,000	Solon Properties, LLC, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	3,440,000
10,025,000	Stow-Glen Properties LLC, (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	10,025,000
2,735,000	Sussex County, DE, IDB, Revenue Bonds, Rehoboth Mall Project, (Allfirst Bank LOC), 1.810%, 2/1/2002	2,735,000
985,000	TDB Realty, Ltd., (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	985,000
1,405,000	Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 1.950%, 2/6/2002	1,405,000
4,000,000	Tarrant Hydraulics Services LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	4,000,000
3,100,000	Team Rahal of Pittsburgh, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	3,100,000
1,670,000	Trap Rock Industries, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 1.940%, 2/6/2002	1,670,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$845,000	Triple O, LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.970%, 2/7/2002	$845,000
2,795,000	University Ltd. Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,795,000
4,220,000	VLF, LLC, The Village of Lovejoy, Fountain Project, (KeyBank, N.A. LOC), 2.000%, 2/7/2002	4,220,000
1,982,000	Valleydale Baptist Church, (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	1,982,000
2,000,000	Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	2,000,000
5,575,000	Vista Grande Villa, MI Revenue Bonds, (Lasalle Bank, N.A. LOC), 1.930%, 2/7/2002	5,575,000
9,772,500	WCN Properties, Inc., (Series 2000), (Allfirst LOC), 1.810%, 2/1/2002	9,772,500
6,500,000	WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.930%, 2/7/2002	6,500,000
4,500,000	Watson St. Louis Property LLC, (Series 2001), (U.S. Bank N.A., MN LOC), 1.980%, 2/7/2002	4,500,000
3,840,000	Weaver Rentals LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,840,000
6,400,000	Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.930%, 2/7/2002	6,400,000
25,000,000	Wells Fargo & Co., 1.830%, 2/14/2002	25,000,000
11,345,000	Wildcat Management Ltd., Inc., (Series 1999), (Firstar Bank Cincinnati, N.A. LOC), 1.980%, 2/7/2002	11,345,000

	TOTAL	883,380,217

	Brokerage--0.8%
82,000,000	Goldman Sachs Group, Inc., 1.780% - 1.942%, 2/12/2002 - 3/21/2002	82,000,000
20,000,000	Salomon Smith Barney Holdings, Inc., 2.101%, 4/1/2002	20,007,862

	TOTAL	102,007,862

	Chemicals--0.3%
35,000,000	Bayer Corp., 4.750%, 3/19/2002	35,046,210

	Consumer Products--0.5%
70,000,000	Unilever N.V., 1.920%, 4/24/2002	70,067,060

	Finance - Commercial--0.4%
50,000,000	Compass Securitization LLC, 1.813%, 2/9/2002	50,000,000

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Finance - Retail--0.7%
$25,000,000	Bishop's Gate Residential Mortgage Trust 2001-1, (Class A-1), 1.950%, 2/28/2002	$25,000,000
75,000,000	USA Education, Inc., 1.810%, 4/29/2002	74,985,638

	TOTAL	99,985,638

	Finance - Securities--3.6%
237,000,000	K2 (USA) LLC, (K2 Corp. GTD), 1.760% - 1.830%, 2/11/2002 - 2/22/2002	236,990,530
253,000,000	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.800% - 3.520%, 2/1/2002 - 2/21/2002	252,997,685

	TOTAL	489,988,215

	Government Agency--0.0%
985,000	Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA INS), 1.900%, 2/7/2002	985,000
5,600,000	Direct One Funding Corp., (Series 2001), (FNMA LOC), 1.900%, 2/7/2002	5,600,000

	TOTAL	6,585,000

	Insurance--3.1%
24,000,000	Allstate Life Insurance Co., 2.013% - 2.075%, 2/1/2002	24,000,000
100,000,000	Compass Securitization LLC, 1.785%, 2/14/2002	99,999,297
27,000,000	First Allmerica Financial Life Insurance Co., 2.355%, 2/4/2002	27,000,000
40,000,000	GE Life and Annuity Assurance Co., 1.873% - 2.181%, 2/1/2002 - 3/1/2002	40,000,000
62,400,000	Jackson National Life Insurance Co., 1.840% - 2.040%, 2/22/2002 - 4/1/2002	62,400,000
7,272,596	Liquid Asset Backed Securities Trust, (Series 1997-3), (AMBAC GTD), 1.870%, 3/27/2002	7,272,596
44,000,000	Monumental Life Insurance Co., 1.980% - 3.000%, 2/1/2002 - 2/28/2002	44,000,000
30,000,000	New York Life Insurance Co., 2.181%, 2/28/2002	30,000,000
10,000,000	Premium Asset Trust, (Series 2000-5), (Hartford Life Insurance Co. INS), 2.054%, 2/1/2002	10,002,921
15,000,000	Protective Life Insurance Co., 2.380%, 2/1/2002	15,000,000
35,000,000	Security Life of Denver Insurance Co., 1.900% - 1.970%, 3/26/2002 - 4/24/2002	35,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 2.021%, 4/1/2002	25,000,000
10,000,000	Travelers Insurance Co., 1.981%, 4/1/2002	10,000,000

	TOTAL	429,674,814

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Telecommunications--0.9%
$36,000,000	BellSouth Telecommunications, Inc., 2.011%, 3/4/2002	$36,000,000
82,500,000	Verizon Global Funding, 1.860% - 2.260%, 2/4/2002 - 3/20/2002	82,527,385

	TOTAL	118,527,385

	TOTAL NOTES -- VARIABLE	2,285,262,401

	TIME DEPOSIT--3.0%
	Banking--3.0%
400,000,000	UBS AG, 1.812%, 2/1/2002	400,000,000

	REPURCHASE AGREEMENTS--4.9%[3]
250,000,000	Bank of America LLC, 1.940%, dated 1/31/2002, due 2/1/2002	250,000,000
185,000,000	J.P. Morgan & Co., Inc., 1.940%, dated 1/31/2002, due 2/1/2002	185,000,000
100,000,000	Merrill Lynch & Co., Inc., 1.900%, dated 1/31/2002, due 2/1/2002	100,000,000
135,231,000	Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	135,231,000

	TOTAL REPURCHASE AGREEMENTS	670,231,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$13,653,831,591

1 Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($13,585,422,534) at January 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDC	--Economic Development Commission
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Prime Value Obligations Fund

January 31, 2002 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--10.6%
	Banking--10.6%
$50,000,000	Abbey National Bank PLC, London, 5.240%, 2/20/2002	$50,000,000
50,000,000	BNP Paribas, 1.830%, 10/17/2002	50,000,000
150,000,000	Bayerische Hypotheken-und Vereinsbank AG, 1.630% - 1.950%, 2/14/2002 - 4/15/2002	150,000,000
102,500,000	Comerica Bank, 3.832% - 5.210%, 2/19/2002 - 7/26/2002	102,500,247
150,000,000	Credit Agricole Indosuez, 1.800%, 2/5/2002	150,000,000
25,000,000	Royal Bank of Canada, Montreal, 4.215%, 6/19/2002	24,997,710
100,000,000	Royal Bank of Scotland PLC, Edinburgh, 2.445%, 4/4/2002	100,022,928
90,000,000	Societe Generale, Paris, 3.865%, 7/29/2002	89,985,064
50,000,000	Svenska Handelsbanken Inc., Stockholm, 5.060%, 2/4/2002	50,012,864
427,000,000	UBS AG, 2.158% - 5.220%, 2/20/2002 - 2/18/2003	426,896,146

	TOTAL CERTIFICATES OF DEPOSIT	1,194,414,959

	COLLATERALIZED LOAN AGREEMENTS--13.4%
	Banking--6.2%
250,000,000	ABN AMRO, Inc., 1.935%, 2/1/2002	250,000,000
100,000,000	Deutsche Banc Alex Brown, Inc., 1.925%, 2/1/2002	100,000,000
100,000,000	First Union Securities, Inc., 1.975%, 2/1/2002	100,000,000
250,000,000	J.P. Morgan Securities, Inc., 1.940%, 2/1/2002	250,000,000

	TOTAL	700,000,000

	Brokerage--7.2%
140,000,000	Bear Stearns Cos., Inc., 1.970%, 2/1/2002	140,000,000
75,000,000	Goldman Sachs Group Inc., 2.035%, 2/1/2002	75,000,000
100,000,000	Lehman Brothers, Inc., 2.055%, 2/1/2002	100,000,000
500,000,000	Salomon Brothers, Inc., 1.925% - 2.015%, 2/1/2002	500,000,000

	TOTAL	815,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	1,515,000,000

Principal Amount		Value
	COMMERCIAL PAPER--25.7%[1]
	Banking--6.2%
$80,000,000	Banco Santander Central Hispano, S.A., 1.760% - 2.300%, 3/12/2002 - 4/2/2002	$79,751,133
204,549,000	Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.700%, 2/19/2002	204,375,133
52,000,000	Canadian Imperial Holdings, Inc., (Canadian Imperial Bank of Commerce GTD), 1.802%, 6/11/2002	51,661,624
50,000,000	Den Danske Bank A/S, 1.800%, 3/19/2002	49,885,000
50,000,000	Den Danske Corp., Inc., (Den Danske Bank A/S GTD), 3.630% - 3.685%, 4/12/2002 - 4/16/2002	49,637,290
25,000,000	Halifax PLC, 2.265%, 4/2/2002	24,905,625
235,000,000	KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 1.620% - 2.290%, 2/19/2002 - 4/16/2002	234,447,186

	TOTAL	694,662,991

	Consumer Products--0.4%
50,000,000	Diageo Capital PLC, (Diageo PLC GTD), 2.010%, 1/14/2003	49,031,292

	Finance -- Automotive--3.5%
100,000,000	FCAR Auto Loan Trust I, (Series A1/P1), 1.800%, 3/15/2002	99,790,000
113,000,000	Ford Motor Credit Co., 2.140% - 2.800%, 2/26/2002 - 4/8/2002	112,711,999
186,000,000	New Center Asset Trust, (Series A1+/P1), 1.920% - 2.980%, 3/7/2002 - 6/21/2002	185,304,341

	TOTAL	397,806,340

	Finance -- Commercial--5.4%
125,000,000	Amsterdam Funding Corp., 1.680% - 2.020%, 2/11/2002 - 2/21/2002	124,900,792
35,000,000	Eureka Securitization Inc., 2.120%, 2/5/2002	34,991,756
23,000,000	Falcon Asset Securitization Corp., 1.680%, 2/19/2002	22,980,680
70,000,000	GE Capital International Funding, Inc., (General Electric Capital Corp. GTD), 2.150%, 2/22/2002	69,912,208
62,000,000	General Electric Capital Corp., 2.120%, 10/25/2002	61,028,804
169,000,000	Jupiter Securitization Corp., 1.830%, 2/28/2002	168,768,048
125,000,000	Tyco Capital Corp., 2.310% - 2.315%, 3/1/2002 - 3/4/2002	124,755,736

	TOTAL	607,338,024

	Finance -- Retail--0.2%
25,000,000	Countrywide Home Loans, Inc., 1.790%, 3/28/2002	24,931,632

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance -- Securities--0.7%
$50,000,000	Beta Finance, Inc., (Beta Finance Corp. GTD), 3.390%, 2/25/2002	$49,887,000
25,000,000	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 3.390%, 2/21/2002	24,952,917

	TOTAL	74,839,917

	Food & Beverage--1.0%
114,300,000	General Mills, Inc., 2.120% - 2.650%, 2/8/2002 - 4/9/2002	114,197,297

	Insurance--7.9%
238,000,000	Compass Securitization LLC, 1.910% - 2.330%, 2/12/2002 - 2/25/2002	237,782,445
429,000,000	Galaxy Funding, Inc., 1.790% - 2.330%, 2/8/2002 - 4/15/2002	428,333,047
49,000,000	General Re Corp., 2.300%, 4/8/2002	48,793,383
50,000,000	Paradigm Funding LLC, 2.070%, 2/26/2002	49,928,125
129,560,000	Sheffield Receivables Corp., 1.690%, 2/13/2002	129,487,015

	TOTAL	894,324,015

	Machinery, Equipment, Auto--0.4%
40,000,000	John Deere Capital Corp., (Deere & Co. SA), 1.740%, 4/23/2002	39,843,400

	TOTAL COMMERCIAL PAPER	2,896,974,908

	SHORT TERM NOTES--10.9%
	Banking--0.3%
10,000,000	Chase Manhattan Corp., 2.200%, 5/21/2002	10,000,323
25,000,000	Comerica Bank, 1.920%, 8/8/2002	25,014,208

	TOTAL	35,014,531

	Brokerage--4.6%
175,000,000	Bear Stearns Company., Inc., 2.025%, 2/1/2002	175,000,000
320,000,000	Goldman Sachs Group, Inc., 2.470% - 4.030%, 2/1/2002 -- 3/8/2002	320,000,000
30,000,000	Merrill Lynch & Co., Inc., 4.180%, 6/5/2002	30,000,000

	TOTAL	525,000,000

	Finance -- Automotive--1.8%
34,690,016	Chevy Chase Auto Receivables Trust, (Series 2001-3), Class A-1, 2.037%, 12/16/2002	34,690,016
13,985,098	Ford Credit Auto Owner Trust, (Series 2001-E), Class A-1, 2.583%, 6/15/2002	13,985,098
7,200,000	General Motors Acceptance Corp., 6.750%, 2/7/2002	7,203,251
72,603,223	Honda Auto Receivables Owner Trust, (Series 2001-3), Class A-1, 2.389%, 11/8/2002	72,603,223
Principal Amount		Value
	SHORT-TERM NOTES--continued
	Finance - Automotive--continued
$29,391,882	MMCA Automobile Trust, (Series 2001-3), Class A1, 2.470%, 10/15/2002	$29,391,882
30,539,989	Nissan Auto Lease Trust, (Series 2001-A), Class A1, 1.995%, 11/15/2002	30,539,989
16,000,000	Nissan Auto Receivables Owner Trust, (Series 2002-A), Class A1, 1.843%, 2/10/2003	16,000,000

	TOTAL	204,413,459

	Finance -- Equipment--0.4%
15,391,073	CNH Equipment Trust 2001 B, Class A1, 2.112%, 12/16/2002	15,391,073
30,000,000	John Deere Capital Corp., 2.145%, 2/8/2002	29,999,807

	TOTAL	45,390,880

	Finance -- Securities--2.6%
24,000,000	Beta Finance, Inc., (Beta Finance Corp. GTD), 3.900%, 6/28/2002	24,000,000
70,000,000	K2 (USA) LLC, (K2 Corp. GTD), 2.250% - 2.860%, 9/30/2002 - 11/18/2002	70,000,000
194,000,000	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 2.510% - 5.270%, 2/20/2002 - 2/26/2003	193,999,995

	TOTAL	287,999,995

	Insurance--0.5%
29,075,037	Americredit Automobile Receivables Trust, (Series 2001-D), Class A1, (FSA INS), 2.391%, 11/12/2002	29,075,037
21,024,669	Franklin Auto Trust, (Series 2001-2), Class A1, (MBIA INS), 2.103%, 12/20/2002	21,024,669
622,976	Long Beach Acceptance Auto Receivables Trust, (Series 2001-A), Class A1, (FSA INS), 4.010%, 7/13/2002	622,976
4,747,058	WFS Financial Owner Trust, (Series 2001-C), Class A1, (FSA INS), 3.640%, 6/20/2002	4,747,058

	TOTAL	55,469,740

	Telecommunications--0.7%
75,000,000	BellSouth Corp., 4.287%, 4/26/2002	74,997,750

	TOTAL SHORT-TERM NOTES	1,228,286,355

	LOAN PARTICIPATION--1.9%
	Electrical Equipment--0.1%
16,600,000	Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 1.760%, 5/17/2002	16,600,000

	Finance -- Retail--1.8%
200,000,000	Countrywide Home Loans, Inc., 1.750% - 1.820%, 3/25/2002 - 3/26/2002	200,000,000

	TOTAL LOAN PARTICIPATION	216,600,000

Principal Amount		Value
	NOTES - VARIABLE--18.3%[2]
	Banking--6.6%
$5,420,000	35 North Fourth Street Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	$5,420,000
4,600,000	4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.050%, 2/7/2002	4,600,000
667,500	Alabama State IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.860%, 2/1/2002	667,500
1,146,000	American Health Care Centers, (Series 1998), (FirstMerit Bank, N.A. LOC), 2.130%, 2/7/2002	1,146,000
8,720,000	Anchor Holdings LLC, (Series 2000), (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	8,720,000
5,000,000	Bank of America N.A., 2.076%, 2/11/2002	5,000,174
1,385,000	Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,385,000
2,320,000	Bluff City Buick, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,320,000
2,850,000	Bon Secour, Ltd., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,850,000
7,695,000	Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.870%, 2/1/2002	7,695,000
6,340,000	Briarwood LP, (Series 1999), (Bank One, N.A. (Ohio) LOC), 1.960%, 2/7/2002	6,340,000
6,625,000	Brumfield Properties, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.900%, 2/7/2002	6,625,000
8,725,000	Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.960%, 2/7/2002	8,725,000
1,535,000	Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.970%, 2/7/2002	1,535,000
9,158,000	Capital One Funding Corp., (Series 1996-C), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	9,158,000
160,000	Carmel, IN, Telamon Corp., (Series 1996-C), (Huntington National Bank, Columbus, OH LOC), 2.020%, 2/7/2002	160,000
840,000	Carmel, IN, Telamon Corp., (Series A), (Huntington National Bank, Columbus, OH LOC), 2.020%, 2/7/2002	840,000
890,000	Carmel, IN, Telamon Corp., (Series B), (Huntington National Bank, Columbus, OH LOC), 2.020%, 2/7/2002	890,000
5,295,000	Century Drive Associates, (Series 2001), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 2.030%, 2/6/2002	5,295,000
4,000,000	City Wholesale, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.910%, 2/1/2002	4,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$5,600,000	Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.900%, 2/7/2002	$5,600,000
825,000	Colorado Health Facilities Authority, (Series B), (Bank One, Colorado LOC), 2.100%, 2/7/2002	825,000
4,955,000	Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 1.980%, 2/7/2002	4,955,000
50,000,000	Comerica Bank, 1.725%, 2/28/2002	49,996,401
8,950,000	Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.960%, 2/1/2002	8,950,000
1,785,000	Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,785,000
7,200,000	Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	7,200,000
4,925,000	DLR Investments, Inc., (Series 2000), Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 1.930%, 2/7/2002	4,925,000
5,570,000	Dellridge Care Center LP, (Series 1997), (Allfirst Bank LOC), 1.810%, 2/5/2002	5,570,000
8,595,000	ERC Real Estate LLC, (KeyBank, N.A. LOC), 2.050%, 2/7/2002	8,595,000
65,000,000	Fleet National Bank, 1.975% - 2.090%, 2/28/2002 -- 3/6/2002	65,035,130
8,645,000	Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.870%, 2/7/2002	8,645,000
3,572,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst Bank LOC), 1.810%, 2/1/2002	3,572,000
3,845,000	Gannett Fleming, Inc., (Series 2001), (Allfirst Bank LOC), 1.810%, 2/1/2002	3,845,000
2,235,000	Gateway Foods, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,235,000
3,400,000	Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.910%, 2/1/2002	3,400,000
9,860,000	Georgetown, KY Educational Institution, (Series 1997-A), (Bank One, Kentucky LOC), 2.005%, 2/7/2002	9,860,000
5,400,000	Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 2.020%, 2/7/2002	5,400,000
7,840,000	Green Clinic Management Co, LLC, (Regions Bank, Alabama LOC), 1.930%, 2/7/2002	7,840,000
15,000,000	Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000 A), (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	15,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$2,000,000	Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000 B), (Firstar Bank, N.A. LOC), 1.950%, 2/6/2002	$2,000,000
5,000,000	H.C. Equities LP, (First Union National Bank, Charlotte, N.C. LOC), 1.910%, 2/7/2002	5,000,000
6,600,000	HFS Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	6,600,000
12,600,000	Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 1.96%, 2/7/2002	12,600,000
9,735,000	Healthcare Funding LLC, (Series 1999), (National City Bank, Michigan/Illinois LOC), 2.020%, 2/7/2002	9,735,000
9,330,000	Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 2.020%, 2/7/2002	9,330,000
19,400,000	ICS-Remington, LLC, (First Commercial Bank, Birmingham, AL LOC), 1.960%, 2/7/2002	19,400,000
1,000,000	Ilsco Corp., (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	1,000,000
3,800,000	Indian Hills Country Club, (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 2/7/2002	3,800,000
1,315,000	J.W. Harris, Inc. (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	1,315,000
1,000,000	Jeffersonville, IN, (Series 1997-B), Wayne Steel, Inc., (Bank One, N.A. (Ohio) LOC), 2.050%, 2/7/2002	1,000,000
5,500,000	Kenwood Country Club, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	5,500,000
1,350,000	Laird's Auto Glass & Trim, Inc., (Michigan National Bank, Farmington Hills LOC), 1.980%, 2/6/2002	1,350,000
4,000,000	Lake Sherwood Senior Living Center LLC, (Union Planters National Bank, Memphis, TN LOC), 2.110%, 2/7/2002	4,000,000
6,900,000	Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 1.870%, 2/1/2002	6,900,000
3,115,000	Lincoln Park Associates LP, (Bank One, N.A. (Chicago) LOC), 1.930%, 2/7/2002	3,115,000
2,000,000	Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.840%, 2/15/2002	2,000,000
6,402,306	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.739%, 2/19/2002	6,402,306
5,125,000	M & C Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	5,125,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$20,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.970%, 3/27/2002	$20,000,000
9,335,000	Maples Industries, Inc., (Regions Bank, Alabama LOC), 1.900%, 2/7/2002	9,335,000
1,110,000	Maryland Economic Development Corp., (Series 2001-B), (Pharmaceutics International, Inc.), (Allfirst Bank LOC), 1.810%, 2/1/2002	1,110,000
4,575,000	Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Allfirst LOC), 1.810%, 2/1/2002	4,575,000
3,300,000	Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.910%, 2/1/2002	3,300,000
7,645,000	McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.860%, 2/1/2002	7,645,000
15,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.974%, 3/11/2002	15,000,000
11,000,000	Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.960%, 2/7/2002	11,000,000
4,380,000	Neron Real Estate LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	4,380,000
5,960,000	Oaklawn Hospital, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 1.930%, 2/6/2002	5,960,000
7,900,000	Olive Baptist Church, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	7,900,000
2,917,500	Orange Beach Marina, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,917,500
8,875,000	Perfect Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	8,875,000
6,860,000	Pine Ridge Associates, Ltd., (Mellon Bank N.A., Pittsburgh LOC), 2.050%, 2/6/2002	6,860,000
4,716,000	Quality Synthetic Rubber Co., (Series 2000), (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	4,716,000
16,100,000	Riderwood Village, Inc., (Allfirst Bank LOC), 1.930%, 2/7/2002	16,100,000
6,820,000	Royal Wine Corp. and KFP International Ltd., (Series 1998), (Key Bank, N.A. LOC), 2.050%, 2/7/2002	6,820,000
6,520,000	Rubloff-Rockford, LLC, (Series 1997), (National City Bank, Michigan/Illinois LOC), 2.010%, 2/7/2002	6,520,000
20,000,000	SMM Trust, (Series 2001-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 1.900%, 3/15/2002	20,000,000
15,000,000	SMM Trust, (Series 2001-N), (Morgan Guaranty Trust Co., New York LOC), 1.901%, 3/19/2002	15,000,000
840,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 2.000%, 2/7/2002	840,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$22,000,000	Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.960%, 2/7/2002	$22,000,000
12,840,000	Scranton Times LP, (Series 1997), (PNC Bank, N.A. LOC), 2.000%, 2/4/2002	12,840,000
20,000,000	Sea Island Company, (Columbus Bank and Trust Co., GA LOC), 1.960%, 2/7/2002	20,000,000
2,500,000	Solon, OH, Schneps Family LP, (Bank One, N.A. (Ohio) LOC), 2.000%, 2/7/2002	2,500,000
5,440,000	Southern Coil Processing, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.940%, 2/7/2002	5,440,000
8,250,000	Spencer Companies, Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 1.960%, 2/7/2002	8,250,000
3,200,000	Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.900%, 2/7/2002	3,200,000
6,000,000	Tanya K. Nitterhouse, (Allfirst Bank LOC), 1.810%, 2/1/2002	6,000,000
1,700,000	Team Rahal, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,700,000
1,555,000	Team Rahal of Mechanicsburg, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,555,000
15,000,000	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.945%, 3/18/2002	15,000,000
4,000,000	University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 2.010%, 2/1/2002	4,000,000
1,700,000	Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.850%, 2/6/2002	1,700,000
12,360,000	Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project, (Series 2000), (Lasalle Bank, N.A. LOC), 1.890%, 2/6/2002	12,360,000
1,008,000	Vista Funding Corp., (Series 1995-A), (Firstar Bank, N.A. LOC), 2.000%, 2/7/2002	1,008,000
25,000,000	Wells Fargo & Co., 1.830%, 2/14/2002	25,000,000
7,000,000	West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (Chase Manhattan Bank, New York LOC), 1.910%, 2/7/2002	7,000,000

	TOTAL	741,184,011

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Brokerage--0.8%
$95,000,000	Goldman Sachs Group, Inc., 1.830% - 1.943%, 2/12/2002 -- 3/21/2002	$95,000,000

	Chemicals--0.4%
40,000,000	Bayer Corp., 4.750%, 3/19/2002	40,050,919

	Consumer Products--0.6%
63,000,000	Unilever N.V., 1.920%, 4/24/2002	63,076,452

	Finance -- Automotive--0.7%
81,000,000	GMAC Residential Holding Corp., (General Motors Acceptance Corp. GTD), 2.256%, 4/1/2002	80,702,144

	Finance -- Commercial--0.3%
35,000,000	Compass Securitization LLC, 1.813%, 2/9/2002	35,000,000
2,000,000	Heller Financial, Inc., 2.080%, 3/13/2002	2,000,533

	TOTAL	37,000,533

	Finance -- Retail--0.7%
8,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 2.376%, 2/15/2002	8,000,000
10,000,000	Bishop's Gate Residential Mortgage Trust 2001-1A, Class A-1, 1.950%, 2/28/2002	10,000,000
63,000,000	USA Education, Inc., 1.810%, 4/27/2002	63,000,000

	TOTAL	81,000,000

	Finance -- Securities--3.4%
166,500,000	K2 (USA) LLC, (K2 Corp. GTD), 1.800% - 1.843%, 2/11/2002 -- 2/15/2002	166,490,505
212,000,000	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.740% - 1.910%, 2/1/2002 - 2/15/2002	211,999,946

	TOTAL	378,490,451

	Government Agency--0.0%
5,120,000	Acton Assisted Living, LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 1.880%, 2/7/2002	5,120,000

	Insurance--4.2%
12,000,000	Allstate Life Insurance Co., 2.014%, 2/1/2002	12,000,000
50,000,000	Compass Securitization LLC, 1.785%, 2/14/2002	49,999,649
22,500,000	First Allmerica Financial Life Insurance Co., 2.355%, 2/4/2002	22,500,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Insurance--continued
$80,000,000	GE Life and Annuity Assurance Co., 1.874% - 2.183%, 2/1/2002 -- 3/1/2002	$80,000,000
30,000,000	Jackson National Life Insurance Co., 1.840% - 2.340%, 2/1/2002 - 4/1/2002	30,000,000
4,361,695	Liquid Asset Backed Securities Trust, (Series 1997-3), (AMBAC INS), 1.870%, 3/27/2002	4,361,695
35,000,000	Monumental Life Insurance Co., 2.040% - 2.236%, 2/28/2002 - 4/1/2002	35,000,000
15,000,000	New York Life Insurance Co., 2.181%, 2/28/2002	15,000,000
10,000,000	Premium Asset Trust, (Series 2000-5), (Hartford Life Insurance Co. INS), 2.054%, 2/1/2002	10,002,921
15,000,000	Principal Life Insurance Co., 2.231%, 3/1/2002	15,000,000
13,000,000	Protective Life Insurance Co., 2.380%, 2/1/2002	13,000,000
36,995,000	Santa Monica Community College District, (Series 2001 D), (AMBAC INS), 1.890%, 2/7/2002	36,995,000
40,000,000	Security Life of Denver Insurance Co., 1.900% - 1.970%, 3/26/2002 - 4/24/2002	40,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 2.021%, 4/1/2002	25,000,000
50,000,000	Travelers Insurance Co., 2.181%, 3/1/2002	50,000,000
35,000,000	United of Omaha Life Insurance Co., 1.978%, 2/28/2002	35,000,000

	TOTAL	473,859,265

	Telecommunications--0.6%
33,500,000	BellSouth Telecommunications, Inc., 2.012%, 3/4/2002	33,500,000
40,000,000	Verizon Global Funding, 1.860%, 3/20/2002	39,997,487

	TOTAL	73,497,487

	TOTAL NOTES - VARIABLE	2,068,981,262

	INVESTMENT COMPANY--4.6%
	Asset Management--4.6%
525,000,000	Nations Cash Reserves, 2/1/2002	525,000,000

	REPURCHASE AGREEMENTS --14.6%[3]
250,000,000	Bank of America LLC, 1.940%, dated 1/31/2002, due 2/1/2002	250,000,000
460,000,000	Goldman Sachs & Co., 1.940%, dated 1/31/2002, due 2/1/2002	460,000,000
Principal Amount		Value
	REPURCHASE AGREEMENTS --continued[3]
$100,000,000	J.P. Morgan Securities, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	$100,000,000
290,000,000	Merrill Lynch Government Securities, 1.900%, dated 1/31/2002, due 2/1/2002	290,000,000
546,985,000	Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	546,985,000

	TOTAL REPURCHASE AGREEMENTS	1,646,985,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$11,292,242,484

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,291,949,586) at January 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Tax-Free Obligations Fund

January 31, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Alabama--2.4%
$2,500,000		Alabama HFA, (2000 Series A), Turtle Lake Weekly VRDNs (Double Lake Ventures LLC)/(FNMA INS)	$2,500,000
12,000,000		Alabama State Public School & College Authority, (PT-1195), Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	12,000,000
5,000,000		Alabama State Public School & College Authority, PUTTERs, (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co., LIQ)	5,000,000
715,000		Anniston, AL, IDB, (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/(AmSouth Bank N.A., Birmingham, AL LOC)	715,000
49,500,000		Birmingham, AL Medical Clinic Board, Weekly VRDNs (University of Alabama Health System)/(Morgan Guaranty Trust Co., New York LOC)	49,500,000
6,500,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA INS)/(SouthTrust Bank of Alabama, Birmingham, AL LIQ)	6,500,000
8,000,000		Huntsville, AL Facilities Financing Authority, (Series 2001 D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas LOC)	8,000,000
7,660,000		Marshall County, AL Special Obligation School Refunding Warrant, (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/ (Regions Bank, Alabama LOC)	7,660,000
8,570,000		Mobile, AL Airport Authority, MERLOTS, (Series 2000-A24), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	8,570,000
4,500,000		Mobile, AL IDB, PCR, (Series 1993 B), Weekly VRDNs (Alabama Power Co.)	4,500,000
26,800,000		Port City Medical Clinic Board Mobile, Al, (Series 1998 A), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	26,800,000
4,130,000		Port City Medical Clinic Board Mobile, Al, (Series 1998 B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	4,130,000
1,070,000		Tuscaloosa County, AL Port Authority, (Series 1989 A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham, AL LOC)	1,070,000

		TOTAL	136,945,000

		Alaska--0.9%
5,575,000		Alaska State Housing Finance Corp., (PT-37), Daily VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,575,000
8,350,000		Alaska State Housing Finance Corp., (PT-39), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	8,350,000
21,000,000		Alaska State Housing Finance Corp., MERLOTS, (Series 1999 D), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	21,000,000
16,000,000		North Slope Borough, AK, (Series A) Bonds (MBIA INS), 6/30/2002	15,820,246

		TOTAL	50,745,246

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--1.9%
$24,900,000		Apache County, AZ IDA, (Series 1983 B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	$24,900,000
1,250,000		Apache County, AZ IDA, (Series 1983 A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,250,000
1,800,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One, Arizona, N.A. LOC)	1,800,000
3,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds, (Series 1985 B), Weekly VRDNs (FGIC INS)/(Morgan Manhattan Bank, N.A.)	3,000,000
12,000,000		Arizona School District, Tax Antic Notes, Financing Program Certificate Participation, 3.25% TANs, 7/31/2002	12,040,492
9,115,000		Chandler, AZ IDA Weekly VRDNs (SMP II LP)/(Bank One, Arizona, N.A. LOC)	9,115,000
5,925,000		Chandler, AZ IDA, (Series 2000), Weekly VRDNs (River Ranch Apartments)/(Bank One, Arizona, N.A. LOC)	5,925,000
700,000		Glendale, AZ IDA, (Series 1999), Weekly VRDNs (Friendship Retirement Corp.)/(Northwest Bank Minnesota, N.A. LOC)	700,000
21,000,000	[2]	Maricopa County, AZ Community College District, (PT-388), 2.82% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/13/2002	21,000,000
2,475,000		Maricopa County, AZ, IDA, (Series 2000 A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA INS)	2,475,000
10,000,000		Phoenix, AZ Civic Improvement Corp., (Series 2001 B), 2.45% CP (Dexia Public Finance Bank S.A. LOC), Mandatory Tender 4/10/2002	10,000,000
5,550,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/ (Toronto Dominion Bank LOC)	5,550,000
1,100,000		Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates, (Series 2000-208), Weekly VRDNs (Morgan Stanley, Dean Witter & Co. LIQ)	1,100,000
1,500,000		Sierra Vista, AZ IDA, (Series 2001 A), Weekly VRDNs (Mountain Steppes Apartments)/(FNMA LIQ)	1,500,000
5,700,000		Tucson, AZ IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	5,700,000
2,200,000		Yavapai, AZ IDA, (Series 1997 B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local de France LIQ)	2,200,000

		TOTAL	108,255,492

		Arkansas--0.0%
2,000,000		Sheridan, AR IDA, (Series A), Weekly VRDNs (H.H. Robertson Co.)/ (PNC Bank, N.A. LOC)	2,000,000

		California--8.4%
40,000,000		California Community College Financing Authority, (Series A), Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	40,000,000
82,000,000		California State, (Series 2001-02), 3.25% RANs, 6/28/2002	82,334,532
23,950,000		California State, 11.00% GO Bonds, 9/1/2002	25,120,927
25,175,000		California State, 11.00% GO Bonds, 10/1/2002	26,599,409
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$160,055,000		California Statewide Communities Development Authority, (FR/RI-L18), Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	$160,055,000
119,485,000		California Statewide Communities Development Authority, (FR/RI-L23), Weekly VRDNs (Riverside County, CA)/(Lehman Brothers, Inc. LIQ)	119,485,000
5,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts, (Series 1998-CMC2), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	5,000,000
26,000,000		Sacramento County, CA, Trust Receipts, (Series 2001 FR/RI-L16), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	26,000,000

		TOTAL	484,594,868

		Colorado--0.6%
3,545,000		Colorado Health Facilities Authority, (Series 1998 C-1), Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado, N.A. LOC)	3,545,000
15,000,000		Denver West Metropolitan District, (Series 2001 B), Weekly VRDNs (BNP Paribas LOC)	15,000,000
4,000,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America, N.A. LOC)	4,000,000
13,170,000		Westminster, CO, (PT-467), Weekly VRDNs (Cascade Village Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 12/1/2007	13,170,000

		TOTAL	35,715,000

		Connecticut--0.1%
5,745,000	[2]	Connecticut State HFA, Variable Rate Certificates, (Series 1998 S), 2.50% TOBs (Bank of America, N.A. LIQ), Optional Tender 5/30/2002	5,745,000

		District of Columbia--1.3%
8,450,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America, N.A. LIQ)	8,450,000
6,045,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Allfirst Bank LOC)	6,045,000
11,000,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank, LOC)	11,000,000
40,000,000		District of Columbia, (Series 2001 C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	40,000,000
6,000,000		District of Columbia, PUTTERs, (Series 152), Weekly VRDNs (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	6,000,000
3,575,000		District of Columbia, Revenue Bonds, (Series 1997 B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,575,000

		TOTAL	75,070,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--9.6%
$31,325,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/ (FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$31,325,000
49,000,000		Brevard County, FL HFA, Weekly VRDNs (Wuesthoff Memorial Hospital)/(First Union National Bank, Charlotte, NC LOC)	49,000,000
6,300,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	6,300,000
2,500,000		Dade County, FL IDA, Exempt Facilities Revenue Refunding Bonds, (Series 1993), Daily VRDNs (Florida Power & Light Co.)	2,500,000
94,830,000		Dade County, FL Water & Sewer System, Weekly VRDNs (FGIC INS)/(Commerzbank AG, Frankfurt LIQ)	94,830,000
8,830,000		Eustis HFA, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank, Center Florida LOC)	8,830,000
8,200,000		Florida HFA, (Series 1985 YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA INS)	8,200,000
575,000		Gulf Breeze, FL, (Series 1985 E), Weekly VRDNs (FGIC INS)/(Dexia Public Finance Bank S.A. LIQ)	575,000
92,800,000		Highlands County, FL Health Facilities, (Series 1996 A), Weekly VRDNs (Adventist Health System)/(MBIA INS)/(Bank One, N.A. LIQ)	92,800,000
50,745,000		Highlands County, FL Health Facilities, (Series 1996 A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	50,745,000
25,765,000		Highlands County, FL Health Facilities Authority, (Series 1997 A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	25,765,000
24,000,000		JEA, FL Water & Sewer System, (Series 2001 D), 1.25% CP (Dexia Credit Local LIQ), Mandatory Tender 2/6/2002	24,000,000
15,000,000		JEA, FL Water & Sewer System, (Series 2001 D), 1.25% CP (Dexia Credit Local LIQ), Mandatory Tender 2/11/2002	15,000,000
4,265,000		Jacksonville, FL HFDC, Weekly VRDNs (River Garden Project)/(First Union National Bank, Charlotte, NC LOC)	4,265,000
21,000,000		Lee County, FL IDA, Facilities Revenue Bonds, (Series 1999 B), Weekly VRDNs (Shell Point Village, FL)/(Bank of America, N.A. LOC)	21,000,000
6,925,000		Manatee County, FL HFA, (1990 Series A), Weekly VRDNs (Harbour Pointe)/(Credit Suisse First Boston LOC)	6,925,000
8,000,000		Mount Dora, FL Health Facility Authority, (Series 1996 A), Weekly VRDNs (Waterman Village/Mount Dora, FL)/(Bank of America, N.A. LOC)	8,000,000
11,800,000		Palm Beach County, FL, (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc. Project)/(Bank of America, N.A. LOC)	11,800,000
11,295,000		Sarasota, FL, Educational Facilities Revenue Bonds, (Series 2000), Weekly VRDNs (Ringling School of Art and Design, Inc.)/(SunTrust Bank, Central Florida LOC)	11,295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$63,500,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	$63,500,000
1,500,000		St. Petersburg, FL HFA, Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank, Central Florida LOC)	1,500,000
15,380,000		Volusia County, FL HFA, (Series 1994A), Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(First Union National Bank Charlotte, NC LOC)	15,380,000
5,900,000		West Orange, FL Healthcare District, (Series 1999 B), Weekly VRDNs (SunTrust Bank, Central Florida LOC)	5,900,000

		TOTAL	559,435,000

		Georgia--6.6%
7,000,000		Athens-Clarke County, GA IDA, (Series 2001), Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC)	7,000,000
3,000,000		Burke County, GA Development Authority, (Series 2000) Daily VRDNs (Oglethorpe Power Corp.)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,000,000
1,095,000		Burke County, GA Development Authority, Pollution Control Revenue Bonds, (Series 1993 A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Canadian Imperial Bank of Commerce LIQ)	1,095,000
3,685,000		De Kalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	3,685,000
18,000,000		De Kalb Private Hospital Authority, GA, (Series 1994 B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	18,000,000
2,800,000		Floyd County, GA, Pollution Control Revenue Bonds, (First Series 1996), Daily VRDNs (Georgia Power Co.)	2,800,000
12,640,000		Fulco, GA Hospital Authority, (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank, Atlanta, GA LOC)	12,640,000
1,400,000		Fulton County, GA Development Authority, (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank, Atlanta, GA LOC)	1,400,000
5,000,000		Fulton County, GA Development Authority, (Series 2001), Weekly VRDNs (The Lovett School)/(SunTrust Bank, Atlanta, GA LOC)	5,000,000
6,000,000		Fulton County, GA Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	6,000,000
30,000,000	[2]	Fulton County, GA Housing Authority, (PT-469), 2.00% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/13/2002	30,000,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
11,500,000		Gainesville, GA Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	11,500,000
32,930,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank of NC, N.A. LOCs)	32,930,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$64,500,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank of NC, N.A. LOCs)	$64,500,000
12,000,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam, Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank of NC, N.A. LOCs)	12,000,000
35,600,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America, N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank of NC, N.A. LOCs)	35,600,000
49,790,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America, N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank of NC, N.A. LOCs)	49,790,000
24,365,000		Georgia State, PUTTERs, (Series 128), Weekly VRDNs (J.P. Morgan & Co. LIQ)	24,365,000
18,300,000		Gwinnett County, GA IDA, (Series 2001), Weekly VRDNs (Gwinnett County, GA)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	18,300,000
3,250,000		Montgomery County, GA Development Authority, (Series 2001), Weekly VRDNs (Brewton Parker College, Inc.)/(Regions Bank, Alabama LOC)	3,250,000
8,500,000		Municipal Electric Authority of Georgia, (Series 1985 C), General Resolution Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	8,500,000
16,000,000		Municipal Electric Authority of Georgia, (Series 1994 D), Weekly VRDNs (ABN AMRO Bank N.V., Amterdam LOC))	16,000,000
12,000,000		Rabun County, GA Development Authority, (Series 1999), Weekly VRDNs (Rabun Gap-Nacoochee, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	12,000,000

		TOTAL	381,555,000

		Hawaii--0.5%
16,700,000		Honolulu, HI City & County, (Series 2001 C), 2.85% TOBs (FGIC INS)/ (FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/4/2002	16,809,645
13,700,000		Honolulu, HI City & County, (Series 2001 C), 2.85% TOBs (FGIC INS)/ (FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/4/2002	13,789,948

		TOTAL	30,599,593

		Illinois--6.7%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/ (ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
14,705,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-13), Weekly VRDNs TOBs (Illinois State)/(FGIC INS)/ (ABN AMRO Bank N.V., Amsterdam LIQ),	14,705,000
14,285,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	14,285,000
12,500,000		Chicago, IL Board of Education, MERLOTS, (Series 1997 E), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	12,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$6,200,000		Chicago, IL Board of Education, MERLOTS, (Series 2001-A47), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	$6,200,000
6,190,000		Chicago, IL Board of Education, MERLOTS,(Series 2001-A64), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	6,190,000
10,000,000		Chicago, IL Board of Education, Variable Rate Certificates, (Series 1996 BB), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	10,000,000
8,995,000		Chicago, IL O'Hare International Airport, (Series 1984 B), Weekly VRDNs (Societe Generale, Paris LOC)	8,995,000
5,000,000		Chicago, IL Wastewater Transmission, MERLOTS, (Series 2001-A125), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	5,000,000
2,430,000		Chicago, IL Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	2,430,000
19,605,000		Chicago, IL, CDC, (Series 2000 M), Weekly VRDNs (FGIC INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	19,605,000
20,000,000		Chicago, IL, MERLOTS, (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	20,000,000
4,640,000	[2]	Chicago, IL, MERLOTS, (Series 2000 WWW), 2.60% TOBs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 9/3/2002	4,640,000
20,000,000		Chicago, IL, Variable Rate Certificates, (Series 1998 M), Weekly VRDNs (FGIC INS)/(Bank of America, N.A. LIQ)	20,000,000
8,550,000	[2]	Cook County, IL Community College District No. 508, MERLOTS, (Series 2001 A4), 2.92% TOBs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	8,550,000
13,330,000		Freeport, IL, (Series 2001 A), Weekly VRDNs (Freeport Regional Health Care Foundation)/(Firstar Bank, N.A. LOC)	13,330,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College Project National Bank)/(Lasalle Project National Bank, Chicago, IL LOC)	3,900,000
130,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(Bank One, Illinois, N.A. LOC)	130,000
3,100,000		Illinois Development Finance Authority Weekly VRDNs (Lyric Opera of Chicago)/(Bank One, Michigan, N.A., Caisse Nationale De Credit Agricole, Paris, Harris Trust & Savings Bank, Chicago and Northern Trust Co., Chicago, IL LOCs)	3,100,000
2,280,000		Illinois Development Finance Authority, (Series 1997), Weekly VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago, IL LOC)	2,280,000
3,400,000		Illinois Development Finance Authority, Culutral Facilities Revenue Bonds Weekly VRDNs (Burpee Museum of Natural History)/(American National Bank & Trust Co., Chicago, IL LOC)	3,400,000
7,000,000		Illinois Development Finance Authority, PCR, (Series 1999), Weekly VRDNs (North Shore Senior Center)/(American National Bank & Trust Co., Chicago, IL LOC)	7,000,000
1,000,000		Illinois Development Finance Authority, PCR, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$97,180,000		Illinois Health Facilities Authority, Revenue Refunding Bonds, (Series 1997 B), Weekly VRDNs (Advocate Health Care Network)/ (Bank One, N.A., Bank of America, N.A. and Northern Trust Co., Chicago, IL LIQs)	$97,180,000
27,955,000		Illinois Health Facilities Authority, (Series 1998 B), Weekly VRDNs (Rush-Presbyterian St. Luke's Medical)/(MBIA INS)/(Bank One, N.A. Chicago LIQ)	27,955,000
5,150,000	[2]	Illinois Health Facilities Authority, MERLOTS, (Series 2000 A28), 2.92% TOBs (Trinity Medical Center, IL)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	5,150,000
1,000,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program, (Series 1985 F), Weekly VRDNs (Bank One, Michigan, N.A. LOC)	1,000,000
9,325,000	[2]	Illinois State Toll Highway Authority, MERLOTS, (Series 2000 A22), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)/ (United States Treasury PRF)	9,325,000
8,000,000		Illinois State, (First Series), 5.00% Bonds, 5/1/2002	8,040,251
9,995,000	[2]	Illinois State, (PT-380), 2.75% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/14/2002	9,995,000
8,245,000	[2]	Metropolitan Pier & Exposition Authority, IL, MERLOTS, (Series 2000 V), 2.60% TOBs (McCormick Place)/(FGIC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 9/3/2002	8,245,000
5,000,000		Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	5,000,000
3,800,000		Regional Transportation Authority, IL, MERLOTS, (Series 2001-A86), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,800,000
6,300,000		University of Illinois, MERLOTS, (Series 2001-A88), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	6,300,000
10,785,000		Village of Gilberts, IL Special Service Area #10, Timber Trails Project, (Series 2001), Weekly VRDNs (Bank of America, N.A. LOC)	10,785,000

		TOTAL	390,015,251

		Indiana--1.7%
4,465,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	4,465,000
170,000		Dale, IN IDA Weekly VRDNs (Spencer Industries)/(National City Bank, Kentucky LOC)	170,000
6,050,000		Fort Wayne, IN, (Series 1998), Weekly VRDNs (St. Anne Home of the Diocese of Fort Wayne-South Bend)/(Bank One, Indiana, N.A. LOC)	6,050,000
8,595,000		Franklin, IN, EDR Bonds, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Firstar Bank, Milwaukee, WI LOC)	8,595,000
1,130,000		Indiana Health Facility Financing Authority Rehabilitation Center, Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One, Indiana, N.A. LOC)	1,130,000
10,000,000		Indiana Health Facility Financing Authority Rehabilitation Center, (Series 2000), Weekly VRDNs (Baptist Homes of Indiana, Inc.)/ (Lasalle Bank, LOC)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$10,900,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2001 E), 2.40% TANs (Indianapolis, IN), 7/9/2002	$10,938,300
8,000,000		Indianapolis, IN, (Series 2000), Marquette Manor Project Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	8,000,000
3,000,000		Indianapolis, IN, EDRB, (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC)	3,000,000
1,935,000		Linton, IN, EDR Bonds, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Firstar Bank, Milwaukee, WI LOC)	1,935,000
13,000,000		Rockport, IN, (Series 1985 A), Weekly VRDNs (Indiana Michigan Power Co. Project)/(UBS AG LOC)	13,000,000
1,975,000		St. Joseph County, IN, Multimode Variable Rate EDR Bonds, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(KeyBank, Milwaukee, WI LOC)	1,975,000
10,795,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(KeyBank, N.A. LOC)	10,795,000
4,000,000		Vigo County, IN EDRB, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC)	4,000,000
6,595,000		Warren Township MSD, IN, MERLOTS, (Series 2001 A52), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	6,595,000
6,105,000		Winona Lake, IN, (Series 1999 A), Weekly VRDNs (Grace Village Retirement Community)/(Firstar Bank, Milwaukee, WI LOC)	6,105,000

		TOTAL	96,753,300

		Iowa--0.6%
20,000,000		Iowa School Corporations, 2.25% TANs, 1/30/2003	20,150,769
16,000,000		Iowa Student Loan Liquidity Corp., (Series 2001 P), 2.85% Bonds (AMBAC INS), 6/1/2002	16,000,000

		TOTAL	36,150,769

		Kansas--0.8%
10,405,000	[2]	Kansas State Department of Transportation, (PT-384), 2.75% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 3/14/2002	10,405,000
37,700,000		Olathe, KS, (Series A), 3.25% BANs, 6/1/2002	37,723,421

		TOTAL	48,128,421

		Kentucky--1.4%
600,000		Boone County, KY, Revenue Refunding Bonds Weekly VRDNs (Spring Meadow Associates)/(Huntington National Bank, Columbus, OH LOC)	600,000
7,000,000		Jefferson County, KY, Revenue Refunding Bonds, HFDA, (Series 2000), Weekly VRDNs (Baptist Homes, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	7,000,000
7,500,000		Jefferson County, KY, Adjustable Rate Industrial Building Revenue Refundings Bonds, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(SunTrust Bank LOC)	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--continued
$7,175,000		Kentucky Development Finance Authority, (Series 1998 A), Weekly VRDNs (Presbyterian Homes and Services of Kentucky, Inc.)/(Bank One, Kentucky LOC)	$7,175,000
4,365,000		Kentucky EDFA Weekly VRDNs (Henderson County Health Care, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	4,365,000
51,365,000		Kentucky EDFA, (Series 1999 B), Weekly VRDNs (Baptist Healthcare System)/(MBIA INS)/(Bank One, Michigan LIQ)	51,365,000
3,480,000		Lexington Fayette, KY, (Series 2001), Weekly VRDNs (Liberty Ridge Senior Living, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	3,480,000

		TOTAL	81,485,000

		Louisiana--0.5%
14,000,000		Calcasieu Parish, LA IDB, (Series 1999), Weekly VRDNs (PPG Industries, Inc.)	14,000,000
800,000		Calcasieu Parish, LA, IDB Weekly VRDNs (Citgo Petroleum Corp.)/(Westdeutsche Landesbank Girozentrale LOC)	800,000
8,000,000		Louisiana Local Government Environmental Facilities, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC)	8,000,000
4,950,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,950,000

		TOTAL	27,750,000

		Maine--0.1%
8,725,000		Maine Health & Higher Educational Facilities Authority, (Series 2000 B), Weekly VRDNs (AMBAC INS)/(Fleet National Bank, Springfield, MA LOC)	8,725,000

		Maryland--3.2%
4,000,000		Anne Arundel County, MD, (Series 1984), 2.65% TOBs (Baltimore Gas & Electric Co.), Optional Tender 7/1/2002	4,000,000
3,950,000		Anne Arundel County, MD, (Series 1988), Weekly VRDNs (Oakland Hills LP Facility)/(Allfirst Bank LOC)	3,950,000
6,000,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program, (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	6,000,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(J.P. Morgan Chase Bank LOC)	2,100,000
800,000		Baltimore County, MD, (Series 1992), Weekly VRDNs (Sheppard & Enoch Pratt Hospital Facility)/(Societe Generale, Paris LOC)	800,000
3,490,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College Facility)/(Allfirst Bank LOC)	3,490,000
12,250,000		Baltimore County, MD, (Series 2000), Weekly VRDNs (St. Paul's School for Girls)/(Allfirst Bank LOC)	12,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$10,000,000		Baltimore County, MD, (Series 2001), Daily VRDNs (Garrison Forest School, Inc.)/(SunTrust Bank LOC)	$10,000,000
9,640,000		Baltimore, MD EDA, (Series 1985), Weekly VRDNs (Mt. Washington Hospital, Inc.)/(Mellon Bank N.A., Pittsburgh, PA LOC)	9,640,000
14,000,000		Calvert County, MD EDA, (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	14,000,000
5,500,000		Clipper Tax-Exempt Certificates Trust (Maryland Non-AMT), (Series 2002-1), Weekly VRDNs (Washington Suburban Sanitation District, MD)/(State Street Bank and Trust Co. LIQ)	5,500,000
740,000		Elkton, MD, Revenue Refunding Bonds, (Series 1992), Weekly VRDNs (Highway Service Ventures, Inc. Facility)/(First Union National Bank, Charlotte, NC LOC)	740,000
8,245,000		Frederick County, MD, (Series 1997), Weekly VRDNs (Homat at Frederick MD, Inc. Facility)/(Allfirst Bank LOC)	8,245,000
7,600,000		Frederick County, MD, (Series 1997 E), Weekly VRDNs (Buckinghams Choice, Inc.)/(Lasalle Bank, N.A. LOC)	7,600,000
500,000		Frederick County, MD, Revenue Bonds, (Series 1995), Weekly VRDNs (Sheppard Pratt Residential Treatment Facility)/(Societe Generale, Paris LOC)	500,000
1,500,000		Harford County, MD, (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Allfirst Bank LOC)	1,500,000
5,290,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Allfirst Bank LOC)	5,290,000
3,040,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Allfirst Bank LOC)	3,040,000
3,080,000		Maryland EDC, (Series 1997), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Allfirst Bank LOC)	3,080,000
1,970,000		Maryland Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Allfirst Bank LOC)	1,970,000
10,800,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Allfirst Bank LOC)	10,800,000
8,970,000		Maryland Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Allfirst Bank LOC)	8,970,000
2,050,000		Maryland Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Allfirst Bank LOC)	2,050,000
6,465,000		Maryland Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Allfirst Bank LOC)	6,465,000
10,000,000		Maryland Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	10,000,000
6,000,000		Maryland Health & Higher Educational Facilities Authority, (Series 2001 C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$7,500,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 1985 A), Weekly VRDNs (Bank One, N.A. Chicago LOC)	$7,500,000
16,660,000		Maryland State Community Development Administration, (PT-123), 4.35% TOBs (Commerzbank AG, Frankfurt LIQ), Optional Tender 5/23/2002	16,660,000
2,635,000		Maryland State IDFA, (Series 1994), Weekly VRDNs (Baltimore International Culinary College Foundation)/(SunTrust Bank LOC)	2,635,000
2,153,000		Montgomery County, MD Housing Opportunities Commission, Variable Rate Housing Revenue Bonds, (Series 1998 I), Weekly VRDNs (Byron House, Inc. Facility)/(Allfirst Bank LOC)	2,153,000
3,070,000		Prince Georges County, MD, Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Allfirst Bank LOC)	3,070,000
4,000,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Allfirst Bank LOC)	4,000,000

		TOTAL	183,998,000

		Massachusetts--1.2%
15,301,913		Clipper Tax-Exempt Certificates Trust, (Series A), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	15,301,913
9,000,000		Franklin, MA, 3.30% BANs, 5/1/2002	9,003,599
1,600,000		Massachusetts HEFA, (Series 1985 H), Weekly VRDNs (Boston University)/(State Street Bank and Trust Co. LOC)	1,600,000
7,035,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank LIQ)	7,035,000
16,000,000		Massachusetts HEFA, (Series E), Weekly VRDNs (Simmons College)/(AMBAC INS)/(Fleet National Bank LIQ)	16,000,000
10,000,000		Springfield, MA, 2.30% BANs (Fleet National Bank LOC), 11/13/2002	10,034,434
10,000,000		Westwood, MA, 3.10% BANs, 5/29/2002	10,009,373

		TOTAL	68,984,319

		Michigan--3.5%
20,119,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/ (ABN AMRO Bank N.V., Amsterdam LIQ)	20,119,000
4,909,000		Battle Creek, MI EDC, (Series 1992), Weekly VRDNs (Michigan Carton & Paperboard Co.)/(American National Bank & Trust Co., Chicago LOC)	4,909,000
4,380,000		Detroit, MI City School District, MERLOTS (Series 2000 A-8), VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	4,380,000
10,485,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2001-A103), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	10,485,000
11,200,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2000-I), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	11,200,000
800,000		Detroit, MI Water Supply System, Water Supply System Revenue and Revenue Refunding Bonds, (Series 1993), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$7,300,000		Detroit, MI Water Supply System, MERLOTS, (Series 2000 A-21), 4.40% TOBs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	$7,300,000
3,500,000		Detroit, MI Water Supply System, MERLOTS, (Series 2000 D), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,500,000
290,000		Garden City, MI HFA, Hospital Revenue Bonds, (Series 1996 A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	290,000
7,360,000		Grand Rapid & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	7,360,000
2,100,000		Grand Rapids, MI EDR, Floating/Fixed Rate Demand Bonds, (Series 1983-B), Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/ (Old Kent Bank, Grand Rapids, MI LOC)	2,100,000
4,000,000		Grand Valley, MI State University, (Series 2001 B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,000,000
10,000,000		Huron County, MI Economic Development Corp., (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC)	10,000,000
9,815,000	[2]	Huron Valley, MI School District, MERLOTS, (Series 2001-A120), 1.95% TOBs (Michigan State GTD)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 11/15/2002	9,815,000
6,200,000		Ingham County, MI Economic Development Corp., (Series 1995), Weekly VRDNs (Martin Luther Memorial Home)/(Bank One, Indiana, N.A. LOC)	6,200,000
6,715,000		Jackson County, MI Economic Development Corp., (Series 2001 A), Daily VRDNs (Vista Grande Villa)/(Lasalle Bank, N.A. LOC)	6,715,000
660,000		Michigan Higher Education Facilities Authority, Variable Rate Demand LO Revenue Bonds, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Old Kent Bank & Trust Co., Grand Rapids, MI LOC)	660,000
20,000,000		Michigan State Building Authority, (Series 1), 1.40% CP (Bank of New York, Canadian Imperial Bank of Commerce and Commerzbank AG, Frankfurt LOCs), Mandatory Tender 2/21/2002	20,000,000
2,645,000		Michigan State Hospital Finance Authority, (Series 1994), Weekly VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC)	2,645,000
1,000,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, Chicago, IL LOC)	1,000,000
53,015,000		Michigan State Hospital Finance Authority, (Series 2000 E), Weekly VRDNs (Trinity Healthcare Credit Group)	53,015,000
4,150,000		Michigan State Hospital Finance Authority, MERLOTS, (Series 1997 A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	4,150,000
4,975,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds, (Series 1997 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	4,975,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$7,495,000		Michigan Strategic Fund, (PA-334), COL, (Series 1998 AA), Weekly VRDNs (Detroit Edison Co.)/(MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	$7,495,000
2,600,000		Oakland County, MI EDC, (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	2,600,000

		TOTAL	205,713,000

		Minnesota--4.1%
8,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota NON-AMT), (Series 2000-8), 2.95% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/15/2002	8,000,000
24,000,000		Becker, MN, (Series 2000 A), Weekly VRDNs (Northern States Power Co., Minnesota)	24,000,000
8,000,000		Becker, MN, PCR, (Series 1992 A), 1.35% CP (Northern States Power Co., Minnesota), Mandatory Tender 4/9/2002	8,000,000
9,600,000		Becker, MN, PCR, (Series 1992 A), 1.40% CP (Northern States Power Co., Minnesota), Mandatory Tender 4/9/2002	9,600,000
10,000,000		Becker, MN, PCR, (Series 1993 A), 1.35% CP (Northern States Power Co., Minnesota), Mandatory Tender 4/9/2002	10,000,000
16,600,000		Becker, MN, PCR, (Series 1993 A), 1.40% CP (Northern States Power Co., Minnesota), Mandatory Tender 3/7/2002	16,600,000
8,200,000		Becker, MN, PCR, (Series 1993 B), 1.45% CP (Northern States Power Co., Minnesota), Mandatory Tender 4/8/2002	8,200,000
2,140,000		Bird Island-Olivia-Lake Lillian, MN ISD No. 2534, 2.74% TRANs (Minnesota State GTD), 9/9/2002	2,140,119
5,375,000		Columbia Heights, MN ISD No. 013, (Series C), 2.00% TRANs (Minnesota State GTD), 9/30/2002	5,379,162
15,875,000		Dakota County, MN Community Development Agency, (PT-484), Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ)	15,875,000
7,500,000		Hopkins, MN ISD No. 270, 3.75% TANs (Minnesota State GTD), 3/15/2002	7,503,350
4,465,000		Little Falls, MN ISD No. 482, 2.75% TRANs (Minnesota State GTD), 9/30/2002	4,471,577
2,000,000		Minneapolis, MN Multifamily Housing Authority, (Series 2001) Weekly VRDNs (Seven Corners Apartments)/(Wells Fargo Bank, N.A. LOC)	2,000,000
13,500,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC)	13,500,000
3,990,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS, (Series 2000 ZZ), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,990,000
4,675,000		Minnesota State HFA, (Series C), 3.20% Bonds, 5/1/2002	4,675,000
2,125,000		Minnesota State, (PT-399), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,125,000
15,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2001 A), 3.25% TRANs (Minnesota State GTD), 8/27/2002	15,049,600
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$3,625,000		Moorhead, MN ISD, 2.82% TRANs (Minnesota State GTD), 8/30/2002	$3,627,422
2,045,000		Paynesville, MN ISD No. 741, 2.75% TRANs (Minnesota State GTD), 9/9/2002	2,045,239
3,500,000		Robbinsdale, MN ISD No. 281, 3.50% TANs (Minnesota State GTD), 3/7/2002	3,500,473
4,310,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,310,000
65,235,000		University of Minnesota, (Series 1999 A), Weekly VRDNs	65,235,000

		TOTAL	239,826,942

		Mississippi--0.3%
1,015,000		Hinds County, MS, (Series 1991), Weekly VRDNs (North State St. Project)/(AmSouth Bank N.A., Birmingham, AL LOC)	1,015,000
4,900,000		Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(Chevron Corp. GTD)	4,900,000
11,080,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(AmSouth Bank N.A., Birmingham LOC)	11,080,000

		TOTAL	16,995,000

		Missouri--1.7%
3,900,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC)	3,900,000
51,300,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ))	51,300,000
4,200,000		Poplar Bluff, MO IDA, (Series 1987), Weekly VRDNs (Gates Rubber Co.)/(Bank One, Michigan LOC)	4,200,000
1,565,000		St. Charles, MO Public Facilities Authority, (Series 2001), 4.00% Bonds (FGIC INS), 3/15/2002	1,566,406
35,000,000		St. Louis, (Series 2001), 3.25% TRANs, 6/27/2002	35,072,108

		TOTAL	96,038,514

		Multi State--3.1%
20,314,553		ABN AMRO Chicago Corp., (Series 1997-1), LeaseTOPS Trust Weekly VRDNs (Lasalle National Bank, Chicago, IL LIQ)/(Lasalle National Bank, Chicago, IL LOC)	20,314,553
48,519,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series A), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	48,519,000
19,081,010		Equity Trust II, (Series 1996), Weekly VRDNs (Republic National Bank of New York LOC)	19,081,010
11,423,609		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	11,423,609
29,408,540		Koch Floating Rate Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	29,408,540
19,310,000		Oneida Indian Nation, NY, (Series 2000), Weekly VRDNs (KeyBank, N.A. LOC)	19,310,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$8,040,606	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1998-2), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	$8,040,606
23,471,649	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT), (Series 1999-2), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	23,471,649

		TOTAL	179,568,967

		Nevada--0.2%
7,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	7,500,000
4,000,000		Clark County, NV School District, (Series A), 5.25% Bonds (MBIA INS), 6/15/2002	4,034,673

		TOTAL	11,534,673

		New Jersey--0.7%
4,699,000		East Rutherford Borough, NJ, 3.15% BANs, 8/23/2002	4,714,288
6,000,000		New Jersey State Transportation Trust Fund Authority, (Series A), 5.00% Bonds (FSA INS), 6/15/2002	6,047,282
7,000,000		Passaic County, NJ, 2.60% BANs, 9/30/2002	7,036,435
3,500,000		Stone Harbor, NJ, 3.25% BANs, 5/31/2002	3,504,440
10,000,000		Trenton, NJ, 3.35% BANs, 5/16/2002	10,009,657
8,410,000		West New York, NJ, 3.125% BANs, 6/28/2002	8,423,993

		TOTAL	39,736,095

		New Mexico--0.1%
5,000,000		New Mexico State, Supplemental Severance Tax Bonds, (Series 2002 A), 4.00% Bonds, 7/1/2002	5,048,208

		New York--1.6%
1,025,000		New York City Municipal Water Finance Authority, Trust Receipts, (Series 1997 FR/RI-6), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	1,025,000
10,900,000		New York City, NY, (Series 1996 J-3), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	10,900,000
100,000		New York State Local Government Assistance Corp., (Series 1995 E), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt and Societe Generale, Paris LOCs)	100,000
6,800,000		New York State Medical Care Facilities Finance Agency, (PT-100) Weekly VRDNs (FHA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	6,800,000
14,735,000	[2]	New York State Thruway Authority, (PT-1158), 3.40% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 2/7/2002	14,735,000
13,000,000		Sayville Union Free School District, 3.00% TANs, 6/28/2002	13,016,277
2,410,000		Triborough Bridge & Tunnel Authority, NY, 1991 Resolution, (Series 2000 A), Weekly VRDNs (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ))	2,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$25,000,000	[2]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt, (Series FR/RI-N16), 2.70% TOBs (Bank of New York LIQ), Optional Tender 2/6/2002	$25,000,000
13,400,000		VRDC/IVRC Trust, (Series 1992 A), Weekly VRDNs (New York City Municipal Water Finance Authority)/(MBIA INS)/(Citibank N.A., New York LIQ)	13,400,000
5,000,000		VRDC/IVRC Trust, (Series 1993 G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(Chase Manhattan Bank N.A., New York LIQ)	5,000,000

		TOTAL	92,386,277

		North Carolina--0.7%
5,600,000		North Carolina Educational Facilities Finance Agency, (Series 1990), Weekly VRDNs (Bowman Gray School of Medicine)/(Wachovia Bank of NC, N.A. LOC)	5,600,000
18,000,000		North Carolina Medical Care Commission, (Series 2001 A), Weekly VRDNs (Moses H. Cone Memorial)	18,000,000
3,350,000		Raleigh & Durham, NC Airport Authority, (Series 1995 A), Daily VRDNs (American Airlines, Inc.)/(Bank of America, N.A. LOC)	3,350,000
5,000,000		Raleigh & Durham, NC Airport Authority, (Series 1995A-1), Daily VRDNs (American Airlines, Inc.)/(Bank of America, N.A. LOC)	5,000,000
8,750,000		Raleigh & Durham, NC Airport Authority, (Series 1995B-1), Daily VRDNs (American Airlines, Inc.)/(Bank of America, N.A. LOC)	8,750,000

		TOTAL	40,700,000

		Ohio--6.7%
8,338,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), 3.00% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/22/2002	8,338,000
2,225,000		Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	2,225,000
12,685,000		Ashland County, OH Health Care, Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	12,685,000
16,610,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2), Certificates of Ownership, Weekly VRDNs (Bank One, Kentucky LOC)	16,610,000
12,015,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago, IL LIQ)	12,015,000
1,400,000		Clinton County, OH Hospital Authority Weekly VRDNs (Clinton Memorial Hospital)/(National City Bank, Ohio LOC)	1,400,000
4,500,000		Cuyahoga County, OH Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	4,500,000
5,000,000		Cuyahoga County, OH, (Series 1999), Weekly VRDNs (The Renaissance)/(Lasalle National Bank, Chicago, IL LOC)	5,000,000
5,845,000		Cuyahoga County, OH, 3.00% BANs, 7/26/2002	5,854,528
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$1,600,000		Elyria, OH, 3.00% BANs, 7/30/2002	$1,602,213
4,410,000		Erie County, OH, Adjustable Rate Demand Health Care Facilities Bonds, (Series 1996 A), Weekly VRDNs (Providence Care Center)/(Bank One, N.A. (Ohio) LOC)	4,410,000
3,365,000		Franklin County, OH Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati, OH LOC)	3,365,000
1,455,000		Franklin County, OH Health Care Facilities, (Series 1999 B), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati, OH LOC)	1,455,000
27,840,000		Franklin County, OH, Hospital Revenue Bonds, (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)	27,840,000
4,500,000		Franklin County, OH IDA, Weekly VRDNs (Heekin Can, Inc.)/(Bank One, Illinois, N.A. LOC)	4,500,000
77,600,000		Franklin County, OH Mortgage Revenue, (Series 2000 F), Weekly VRDNs (Trinity Healthcare Credit Group)	77,600,000
6,130,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(KeyBank, N.A. LOC)	6,130,000
1,430,000		Genoa Village, OH, (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank of Northwestern, OH LOC)	1,430,000
14,550,000		Greene County, OH, (Series C), 3.20% BANs, 5/31/2002	14,566,603
8,120,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999 A), Weekly VRDNs (Drake Center, Inc.)/(Firstar Bank, N.A. LOC)	8,120,000
9,600,000		Hamilton County, OH, (Series 2000 A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, Chicago, IL LOC)	9,600,000
6,515,000		Henry County, OH, (Series 1996), Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC)	6,515,000
7,665,000		Hudson City, OH, 3.10% BANs, 5/8/2002	7,666,552
2,425,000		Huron City, OH, 2.75% BANs, 11/14/2002	2,440,467
10,800,000		Lakewood, OH, (Series 2000), Weekly VRDNs (St. Edward High School)/(Allied Irish Banks PLC LOC)	10,800,000
7,650,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC)	7,650,000
5,505,000		Louisville City, OH, (Series 1999 A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,505,000
5,500,000		Louisville City, OH, (Series 1999 B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,500,000
7,640,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Bank One, N.A., OH LOC)	7,640,000
140,000		Lucas County, OH, Hospital Improvement Revenue, Weekly VRDNs (Sunshine Children's Home)/(National City Bank, OH LOC)	140,000
5,840,000		Mahoning County, OH HFA, Hosing Revenue Bonds, (Series 1995), Weekly VRDNs (Copeland Oaks Project)/(Bank One, N.A., OH LOC)	5,840,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$1,370,000		Marion County, OH Health Care Facilities Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	$1,370,000
7,400,000		Medina County, OH, (Series 1997), Weekly VRDNs (Plaza 71 Associates Ltd.)/(Westdeutsche Landesbank Girozentrale LOC)	7,400,000
3,075,000		Montgomery, OH IDA Weekly VRDNs (Bethesda Two LP)/(Huntington National Bank, Columbus, OH LOC)	3,075,000
7,000,000		New Albany, OH Community Authority, Infrastructure Improvement, (Series B), Weekly VRDNs (Huntington National Bank, Columbus, OH LOC)	7,000,000
2,460,000		North Ridgeville, OH, 3.30% BANs, 5/9/2002	2,461,327
9,415,000		Ohio State Higher Education Facility, (Series 1999), Weekly VRDNs (Higher Education Pooled Financing 1999 Program)/(Fifth Third Bank, Cincinnati, OH LOC)	9,415,000
1,035,000		Ohio State Higher Education Facility, Revenue Bonds, Weekly VRDNs (Notre Dame College)/(National City Bank, OH LOC)	1,035,000
2,200,000		Ohio State Public Facilities Commission, (Series II-B), 4.50% Bonds (MBIA INS), 6/1/2002	2,210,207
5,695,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates, (Series 1998-71), Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	5,695,000
10,000,000		Ohio State, (Series 2001 B) Weekly VRDNs	10,000,000
3,400,000		Orange, OH City School District, 2.89% BANs, 7/18/2002	3,403,635
5,100,000		Rickenbacker, OH Port Authority, (Series 1992), Weekly VRDNs (Rickenbacker Holdings, Inc.)/(Bank One, OH, N.A. LOC)	5,100,000
4,500,000		Ross County, OH, Health Care Facilities Revenue Bonds, (Series 2001), Weekly VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH LOC)	4,500,000
5,380,000		Ross County, OH, Hospital Revenue Bonds Weekly VRDNs (Adena Health System)/(Fifth Third Bank, Cincinnati, OH LOC)	5,380,000
5,200,000		Scioto County, OH Hospital Authority, (Series G), Weekly VRDNs (Volunteer Hospitals of America)/(AMBAC INS)/(Mellon Bank N.A., Pittsburgh, PA LIQ)	5,200,000
1,100,000		Solon, OH, 3.25% BANs, 5/24/2002	1,100,719
2,820,000		Summit County, OH, Adjustable Rate HC Facilities Revenue Bonds, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/ (FirstMerit Bank, N.A. LOC)	2,820,000
4,400,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati, OH LOC)	4,400,000
3,695,000		Walnut Hills, OH High School Alumni Foundation, (Series 1998), Weekly VRDNs (Fifth Third Bank, Cincinnati, OH LOC)	3,695,000
1,320,000		Wayne County, OH, Health Care Facility Revenue Bonds, (Series 1995), Weekly VRDNs (D & M Realty Project)/(Bank One, OH, N.A. LOC)	1,320,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$8,465,000	[2]	Westerville, OH City School District, MERLOTS, (Series 2001-A34), 2.92% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	$8,465,000
2,195,000		Wood County, OH, (Series 1998), Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	2,195,000

		TOTAL	388,684,251

		Oklahoma--0.4%
1,790,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America, N.A. LOC)	1,790,000
5,660,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America, N.A. LOC)	5,660,000
2,800,000		Oklahoma Development Finance Authority, (Series 2001), 5.00% Bonds (Samuel Roberts Noble Foundation, Inc.), 5/1/2002	2,814,150
11,640,000		Tulsa, OK International Airport, Variable Rate Certificates, (Series 1997 B-2), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	11,640,000

		TOTAL	21,904,150

		Oregon--0.2%
9,795,000		Oregon State, Veteran's Welfare Bonds, (Series 73 F), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	9,795,000

		Pennsylvania--5.5%
5,895,000		Allegheny County, PA HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	5,895,000
11,475,000		Allegheny County, PA HDA, (Series 2001 B), Weekly VRDNs (Covenant at South Hills)/(KeyBank, N.A. LOC)	11,475,000
10,000,000		Allegheny County, PA HDA, (Series 2000 A), 2.90% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2002	10,000,000
435,000		Allegheny County, PA HDA, Revenue Bonds, (Series B-1), Weekly VRDNs (Presbyterian University Hospital)/(Bank One, Michigan, N.A. LOC)	435,000
3,830,000		Allegheny County, PA IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC)	3,830,000
9,100,000		Allegheny County, PA IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	9,100,000
4,665,000		Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds, (Series 1997 B), Weekly VRDNs (Jewish Community Center)/(National City, PA LOC)	4,665,000
2,000,000		Baldwin & Whitehall, PA School District, 3.25% TRANs, 6/28/2002	2,003,917
3,000,000		Butler County, PA IDA Weekly VRDNs (Concordia Lutheran Ministries)/(Asset Guaranty INS)/(Fleet National Bank LIQ)	3,000,000
11,950,000		Butler County, PA IDA, (Series 2000 A), 3.25% TOBs (Concordia Lutheran Ministries)/(Asset Guaranty INS)/(Fleet National Bank LIQ), Mandatory Tender 4/1/2002	11,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$4,020,000		Butler County, PA IDA, IDRBs, (Series 1997), Weekly VRDNs (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$4,020,000
4,770,000		Central Bucks, PA School District, (Series 2000 A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,770,000
4,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000 B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)	4,500,000
5,375,000		Commonwealth of Pennsylvania, (Series 2001 FR/RI-L7), Weekly VRDNs (AMBAC INS)/(Lehman Brothers, Inc. LIQ)	5,375,000
6,000,000		Cumberland County, PA Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes)/(KBC Bank N.V. LOC)	6,000,000
5,800,000		Cumberland County, PA Municipal Authority, Variable Rate Revenue Bonds, (Series 1996 B), 2.10% TOBs (Dickinson College)/(Mellon Bank N.A., Pittsburgh LOC), Mandatory Tender 11/1/2002	5,800,000
3,500,000		Cumberland County, PA, (Series 2000), Weekly VRDNs (AMBAC INS)/ (First Union National Bank, Charlotte, NC LIQ)	3,500,000
4,500,000		Cumberland County, PA, (Series of 2001), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	4,500,000
4,410,000		Dallastown Area School District, PA, GO Bonds, (Series 1998), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,410,000
12,945,000		Dauphin County, PA General Authority, Education and Health Loan Program, (Series 1997), Weekly VRDNs (AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	12,945,000
4,320,000		Delaware County, PA Authority, Hospital Revenue Bonds, (Series 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	4,320,000
15,000,000		Easton Area School District, PA, (Series 1997), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	15,000,000
2,200,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	2,200,000
4,000,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds, (Series 1996), Weekly VRDNs (Masonic Homes)	4,000,000
7,700,000		Lancaster, PA IDA, (Series 2000 B), Weekly VRDNs (Garden Spot Village)/(SunTrust Bank LOC)	7,700,000
7,700,000		Mercersburg Borough General Purpose Authority, (Series 2000 A), Weekly VRDNs (Regents of the Mercersburg College)/(First Union National Bank, Charlotte, NC LOC)	7,700,000
9,300,000		Mercersburg Borough General Purpose Authority, (Series 2000 B), Weekly VRDNs (Regents of the Mercersburg College)/(First Union National Bank, Charlotte, NC LOC)	9,300,000
5,735,000		Montgomery County, PA IDA, Commercial Development Revenue Bonds, (Series 1992), Weekly VRDNs (Hickory Pointe Project)/(First Union National Bank, Charlotte, NC LOC)	5,735,000
10,060,000		New Castle, PA Area Hospital Authority, (Series 1996), Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)	10,060,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$1,700,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/ (PNC Bank, N.A. LOC)	$1,700,000
4,100,000		Pennsylvania State Higher Education Facilities Authority, (Series F-2), 3.10% TOBs (Robert Morris College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2002	4,100,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series F-3), 3.10% TOBs (Widener University)/(Allied Irish Banks PLC LOC), Mandatory Tender 5/1/2002	3,000,000
1,500,000		Pennsylvania State Higher Education Facilities Authority, (Series H-2), 3.875% TOBs (Cedar Crest College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2002	1,503,559
6,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-4), 3.00% TOBs (Messiah College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2002	6,044,127
3,400,000		Philadelphia, PA IDA, Variable Rate Revenue Bonds, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(First Union National Bank, Charlotte, NC LOC)	3,400,000
7,660,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts, (Series 2000 FR/RI-N4), Weekly VRDNs (United States Treasury COL)/(Bank of New York LIQ)	7,660,000
3,210,000		Philadelphia, PA Water & Wastewater System, (Series 1997 Q), Weekly VRDNs (MBIA INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	3,210,000
50,000,000		Philadelphia, PA, 4.00% TRANs, 6/28/2002	50,264,893
8,300,000		Pittsburgh, PA, SG-71 Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	8,300,000
7,740,000		Southcentral Pennsylvania General Authority, (Series 2000 A), Weekly VRDNs (York County, PA)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	7,740,000
12,000,000		Temple University, 4.00% RANs, 5/8/2002	12,030,003
7,500,000		University of Pittsburgh, (Series 2000 B), Weekly VRDNs	7,500,000
2,700,000		Washington County, PA Authority, (Series 1985 A), Weekly VRDNs (Pooled Equipment Lease Program)/(First Union National Bank, Charlotte, NC LOC)	2,700,000
2,000,000		Washington County, PA Authority, (Series B-1C), Weekly VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	2,000,000
11,000,000		Washington County, PA IDA, (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Asset Guaranty INS)/(National City, Pennsylvania LIQ)	11,000,000

		TOTAL	316,341,499

		Rhode Island--0.2%
10,000,000		East Providence, RI, 2.00% TANs, 7/10/2002	10,015,504

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--0.5%
$24,485,000		South Carolina Jobs-EDA, (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank of NC, N.A. LOC)	$24,485,000
6,500,000		South Carolina State Public Service Authority, MERLOTS, (Series 2000 L), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	6,500,000

		TOTAL	30,985,000

		Tennessee--4.4%
13,071,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	13,071,000
10,000,000		Blount County, TN Health and Educational Facilities Board, (Series 2001), Weekly VRDNs (Asbury Centers, Inc.)/(SunTrust Bank, Nashville, TN LOC)	10,000,000
12,000,000		Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust Bank, Nashville, TN LOC)	12,000,000
7,600,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America, N.A. LOC)	7,600,000
4,100,000		Chattanooga, TN IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank, Nashville, TN LOC)	4,100,000
17,690,000	[2]	Elizabethton, TN Health & Educational Facilities Board, MERLOTS (Series 2000 G), 2.92% TOBs (Mountain States Health Alliance)/ (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	17,690,000
18,000,000		Hendersonville, TN IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	18,000,000
7,200,000		Jackson County, TN IDB, (Series B), Daily VRDNs (Esselte AB)/(Bank of America, N.A. LOC)	7,200,000
7,500,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank, Nashville, TN LOC)	7,500,000
14,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(AmSouth Bank N.A., Birmingham, AL LOC)	14,000,000
2,200,000		Knox County, TN IDB, (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank, Nashville, TN LOC)	2,200,000
7,750,000		Knoxville, TN Utilities Board, (Series 2000), Daily VRDNs (Knoxville, TN Gas System)/(FSA INS)/(SunTrust Bank LIQ)	7,750,000
4,600,000		Maury County, TN HEFA, (Series 1996 E), Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One, Texas, N.A. LOC)	4,600,000
8,775,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996 A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	8,775,000
1,000,000		Memphis, TN, (Series 1995 A), Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)	1,000,000
1,700,000		Memphis, TN, General Improvement Refunding Bonds, (Series 1995 A), Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$15,435,000		Metropolitan Government Nashville & Davidson County, TN HEFA Weekly VRDNs (Belmont University)/(SunTrust Bank, Nashville, TN LOC)	$15,435,000
1,400,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank, Nashville, TN LOC)	1,400,000
5,600,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank, Nashville, TN LOC)	5,600,000
2,640,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 1995), Weekly VRDNs (Hickory Trace Apartments)/(National City Bank, Kentucky LOC)	2,640,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series A), 6.00% Bonds (United States Treasury PRF), 5/15/2002	5,139,814
940,000		Montgomery Co, TN Public Building Authority, Pooled Financing Revenue Bonds, (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America, N.A. LOC)	940,000
4,200,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ)	4,200,000
3,255,000		Sevier County, TN Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)	3,255,000
13,265,000		Sevier County, TN Public Building Authority, (Series IV-A-2), Daily VRDNs (Sevier County, TN)/(FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	13,265,000
3,000,000		Sevier County, TN Public Building Authority, (Series IV-A-3), Daily VRDNs (White County, TN)/(FSA INS)/( Morgan Guaranty Trust Co., New York LIQ)	3,000,000
3,200,000		Sevier County, TN Public Building Authority, (Series IV-B-12), Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/( Morgan Guaranty Trust Co., New York LIQ)	3,200,000
2,800,000		Sevier County, TN Public Building Authority, (Series IV-C-2), Daily VRDNs (Bradley County, TN)/(FSA INS)/( Morgan Guaranty Trust Co., New York LIQ)	2,800,000
4,500,000		Sevier County, TN Public Building Authority, (Series IV-F-1), Daily VRDNs (Johnson City, TN)/(AMBAC INS)/( Morgan Guaranty Trust Co., New York LIQ)	4,500,000
5,000,000		Sevier County, TN Public Building Authority, (Series IV-F-3), Daily VRDNs (Morristown, TN)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	5,000,000
5,000,000		Sevier County, TN Public Building Authority, (Series IV-H-1), Daily VRDNs (Loudon County, TN)/(AMBAC INS)/( Morgan Guaranty Trust Co., New York LIQ)	5,000,000
6,950,000		Sevier County, TN Public Building Authority, (Series IV-H-2), Daily VRDNs (Cumberland County, TN)/(AMBAC INS)/(Morgan Guaranty Trust co., New York LIQ)	6,950,000
8,495,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	8,495,000
11,545,000		Shelby County, TN, Floater Certificates, (Series 2001-561), Weekly VRDNs (Morgan Stanley, Dean Witter & Co. LIQ)	11,545,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$1,415,000		Washington County, TN IDB, (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank, Nashville, TN LOC)	$1,415,000
12,900,000		Wilson County, TN Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC)	12,900,000

		TOTAL	253,865,814

		Texas--6.2%
20,996,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/ (FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	20,996,000
10,890,000		Aldine, TX ISD, (Series 1997 SGB-30), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/ (Societe Generale, Paris LIQ)	10,890,000
6,415,000		Austin, TX Water and Wastewater System, MERLOTS, (Series 2001 A-63), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	6,415,000
10,000,000		Austin, TX, MERLOTS, (Series 2000-A26), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
3,400,000		Bexar County, HFDA, Weekly VRDNs (Air Force Village)/(Bank of America, N.A. LOC)	3,400,000
15,000,000	[2]	Bexar County, TX, Clippers, (Series 2001-3), 1.90% TOBs (MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	15,000,000
10,000,000	[2]	Dallas, TX, (PT-369), 2.75% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 3/14/2002	10,000,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
5,000,000		Harris County, TX HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank LOC)	5,000,000
1,500,000		Harris County, TX, Toll Road UT and Sub Lien Revenue, (Series 1994-H), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	1,500,000
12,000,000		Houston, TX Airport System, MERLOTS, (Series 2000-A25), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
10,535,000		Houston, TX Higher Education Finance Corp., (Series 2000 A), Weekly VRDNs (Houston Student Housing LLC)/(First Union National Bank, Charlotte, NC LOC)	10,535,000
10,000,000		Houston, TX Independent School District, Floater Certificates, (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley, Dean Witter & Co. LIQ)	10,000,000
15,400,000		Houston, TX Water & Sewer System, MERLOTS, (2001-A128), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	15,400,000
30,000,000		North Central Texas HFDC, Variable Rate Revenue Bonds, (Series 1999 C), Weekly VRDNs (Northwest Senior Housing Corp.)/(Lasalle Bank, N.A. LOC)	30,000,000
1,270,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America, N.A. LOC)	1,270,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$27,500,000		Northside, TX Independent School District, (Series A), 3.00% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Dexia Credit Local LIQ), Mandatory Tender 8/1/2002	$27,565,448
4,940,000	[2]	Round Rock ISD, TX, (PT-1138), 2.75% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/20/2002	4,940,000
4,000,000	[2]	Sabine River Authority, TX, Clippers, (Series 2001-2), 3.50% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	4,000,000
10,000,000		San Antonio ISD, TX, (PT-1184) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ)	10,000,000
5,860,000		San Antonio, TX Electric & Gas, MERLOTS, (Series 2001 A-10), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	5,860,000
14,000,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts, (Series 1997 SG-101), Weekly VRDNs (Societe Generale, Paris LIQ)	14,000,000
3,415,000		TX Pooled Tax Exempt Trust, Certificates of Participation, (Series 1996), Weekly VRDNs (Bank One, Texas, N.A. LOC)	3,415,000
6,580,000		Tarrant County, TX Housing Finance Corp., (PT-480), Weekly VRDNs (Windcastle Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ)	6,580,000
11,510,000		Tarrant County, TX Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ)	11,510,000
8,490,000		Tarrant County, TX, HFA, (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,490,000
4,535,000	[2]	Texas State Department of Housing & Community Affairs, (PT-361), 4.45% TOBs (MBIA INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 5/9/2002	4,535,000
80,000,000		Texas State, (Series A), 3.75% TRANs, 8/29/2002	80,578,330
11,000,000		Texas State, TRANs, Trust Receipts, (Series 2001 FR/RI-L32), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	11,000,000
2,980,000		Texas Turnpike Authority, Trust Receipt, (Series 2000 FR/RI-N2), Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF)	2,980,000

		TOTAL	358,259,778

		Utah--1.5%
46,700,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	46,700,000
5,000,000		Weber County, UT, (Series 2000 A), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Public Finance Bank S.A. LIQ)	5,000,000
19,000,000		Weber County, UT, (Series 2000 B), Weekly VRDNs (IHC Health Services, Inc.)/(Westdeutsche Landesbank Girozentrale LIQ)	19,000,000
18,500,000		Weber County, UT, (Series 2000 C), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Credit Local LIQ)	18,500,000

		TOTAL	89,200,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Vermont--0.0%
$526,000		Vermont Educational and Health Buildings Financing Agency, (Series 1995 A), Weekly VRDNs (KeyBank, N.A. LOC)	$526,000

		Virginia--2.0%
4,695,000		Albemarle County, VA IDA, (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank of NC, N.A. LOC)	4,695,000
2,695,000		Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank, Richmond, VA LOC)	2,695,000
5,985,000		Alexandria, VA Redevelopment and Housing Authority, (Series 1996 A), Weekly VRDNs (Glebe Park Apartments Project)/(KBC Bank, N.V. LOC)	5,985,000
9,125,000		Alexandria, VA Redevelopment and Housing Authority, PT-1297 Weekly VRDNs (3001 Park Center Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	9,125,000
3,125,000		Arlington County, VA, (Series 2000 A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank, Richmond, VA LOC)	3,125,000
3,400,000		Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	3,400,000
9,000,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The Langley School)/(SunTrust Bank, Richmond, VA LOC)	9,000,000
2,900,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank LOC)	2,900,000
3,000,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(AmSouth Bank N.A., Birmingham LOC)	3,000,000
11,930,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (Westminster-Canterbury of Richmond)/(SunTrust Bank, Richmond, VA LOC)	11,930,000
4,000,000		Henrico County, VA EDA, (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC)	4,000,000
8,660,000		Lynchburg, VA IDA, (Series 2001), Weekly VRDNs (YMCA of Central VA)/(Wachovia Bank of NC, N.A. LOC)	8,660,000
2,600,000		Newport News, VA EDA, (Series 1998), Weekly VRDNs (Jefferson Point Development)/(Credit Suisse First Boston LOC)	2,600,000
3,825,000		Newport News, VA Redevelopment & Housing Authority, River Park Towers, (Series 1999), Weekly VRDNs (TVO River Park Partners LP)/FNMA LOC	3,825,000
10,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001), Weekly VRDNs (Newport-Oxford Associates LLP)/FHLMC LOC)	10,500,000
5,065,000		Roanoke, VA IDA, Hospital Revenue Bonds, (Series 1995 D), Daily VRDNs (Carilion Health System Obligated Group)/(First Union National Bank, Charlotte, NC LIQ)	5,065,000
11,000,000		Virginia Beach, VA IDA, (Series 2001), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC)	11,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$1,220,000		Virginia State Public Building Authority, Floater Certificates, (Series 1998-131), Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	$1,220,000
14,900,000		York County, VA IDA, (Series 1985), 1.55% CP (Virginia Electric Power Co.), Mandatory Tender 2/7/2002	14,900,000

		TOTAL	117,625,000

		Washington--2.5%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,000,000
11,957,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	11,957,000
5,000,000		ABN AMRO MuniTOPS Certificates Trust (Multi State Non-AMT), (Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	5,000,000
10,340,000	[2]	Clark County, WA Public Utilities District No. 001, MERLOTS, (Series 2001 A-116), 1.95% TOBs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 11/15/2002	10,340,000
4,170,000		Clark County, WA Public Utilities District No. 001, MERLOTS, (Series 2001-A122), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,170,000
10,000,000		King County, WA, MERLOTS, (Series 2000 E), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
2,200,000		Port of Seattle, WA, (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Mellon Bank N.A., Pittsburgh, PA LOC)	2,200,000
28,000,000		Port of Seattle, WA, (Series 1999 A), Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	28,000,000
21,085,000		Seattle, WA Municipal Light & Power, MERLOTS, (Series 2001 A-56), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	21,085,000
18,135,000		Washington State Housing Finance Commission, (Series 2001), Weekly VRDNs (The Samuel and Jesse Kenney Presbyterian Home)/(Federal Home Loan Bank of Seattle LOC)	18,135,000
11,925,000		Washington State Public Power Supply System, (Series B), Bonds (Energy Northwest)/(MBIA INS), 7/1/2002	11,794,904
15,460,000	[2]	Washington State Public Power Supply System, MERLOTS, (Series 2000 A-19), Weekly VRDNs/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	15,460,000
4,265,000		Washington State Public Power Supply System, MERLOTS, (Series 2001 A-25), Weekly VRDNs (Energy Northwest)/(First Union National Bank, Charlotte, NC LIQ)	4,265,000

		TOTAL	146,406,904

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		West Virginia--0.4%
$6,650,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	$6,650,000
14,500,000		Marshall County, WV, PCR, (Series 1992), Weekly VRDNs (PPG Industries, Inc.)	14,500,000
2,360,000		West Virginia State, 4.00% Bonds, 6/1/2002	2,369,475

		TOTAL	23,519,475

		Wisconsin--4.7%
13,600,000		Appleton, WI Area School District, 2.45% TRANs, 9/27/2002	13,626,079
4,715,000		Chilton, WI School District, 1.91% BANs, 12/23/2002	4,719,680
7,000,000		Chilton, WI School District, 2.10% BANs, 12/20/2002	7,007,210
4,685,000		Chippewa Falls WI, Unified School District, 2.45% TRANs, 9/30/2002	4,693,160
4,500,000		Franklin, WI Public School District, 2.70% TRANs, 8/30/2002	4,505,049
1,325,000		Freedom, WI Area School District, 2.375% BANs, 11/12/2002	1,325,434
3,700,000		Glendale River Hills School District, WI, 2.80% TRANs, 8/20/2002	3,703,954
5,000,000		Janesville, WI School District, 2.60% TRANs, 10/2/2002	5,013,030
21,400,000		Kenosha, WI United School District No. 1, (Series-B), 2.25% TRANs, 11/1/2002	21,456,395
2,325,000		Madison, WI, (Series A), 4.00% BANs, 8/1/2002	2,339,712
3,300,000		Maple Dale-Indian Hill School District, 3.25% TRANs, 8/20/2002	3,311,842
20,000,000		Milwaukee, WI, 2.70% RANs (Milwaukee, WI Public Schools), 8/29/2002	20,028,022
3,350,000		Oconomowoc, WI Area School District, 2.75% BANs, 4/15/2002	3,350,000
35,800,000		Racine County, WI School District, 2.77% TRANs, 7/16/2002	35,812,454
8,000,000		Sauk County, WI, 2.85% BANs, 9/3/2002	8,002,139
1,500,000		Vilas County, WI, 2.25% BANs, 8/1/2002	1,501,048
6,000,000		Wisconsin School Districts, (Series B-2), 2.25% TRANs, 11/1/2002	6,012,285
1,915,000		Wisconsin HEFA, (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,915,000
15,000,000		Wisconsin HEFA, (Series 1999 C), Weekly VRDNs (Aurora Health Care, Inc.)/(Bank One, Wisconsin, N.A. LOC)	15,000,000
21,590,000	[2]	Wisconsin HEFA, MERLOTS, (Series 1997 B), 2.92% TOBs (Sinai Samaritan Medical Center, Inc.)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	21,590,000
13,545,000	[2]	Wisconsin State, (PT-1137), 3.45% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 2/7/2002	13,545,000
74,400,000		Wisconsin State, Operating Notes of 2001, 3.75% TRANs, 6/17/2002	74,995,739

		TOTAL	273,453,232

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wyoming--0.0%
$1,615,000		Douglas, WY, 2.00% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC) 12/3/2002	$1,615,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$5,782,394,542

1 The Fund invests in securities rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1, or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 - by Fitch Ratings are all considered rated in the highest short-term rating category. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At January 31, 2002, the portfolio securities were rated as follows:

Tier Rating Based On Total Market Value

First Tier	Second Tier
100%	0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At January 31, 2002 these securities amounted to $350,305,255 which represents 6.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,800,856,230) at January 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDA	--Health Facility Development Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Putttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2002 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$6,759,274,000	$--	$--
Investments in securities	5,035,639,859	5,200,875,208	986,871,723

Total investments in securities, at amortized cost and value	11,794,913,859	5,200,875,208	986,871,723
Cash	504	--	504,055
Income receivable	27,036,805	11,009,601	3,611,483

TOTAL ASSETS	11,821,951,168	5,211,884,809	990,987,261

Liabilities:
Payable for investments purchased	250,843,258	228,993,543	5,526,970
Payable for shares redeemed	--	108,377	--
Income distribution payable	16,994,509	7,397,909	1,147,957
Accrued expenses	1,143,934	654,664	119,478

TOTAL LIABILITIES	268,981,701	237,154,493	6,794,405

TOTAL NET ASSETS	$11,552,969,467	$4,974,730,316	$984,192,856

Net Assets:
Institutional Shares	$7,157,886,202	$2,495,055,462	$539,350,302
Institutional Service Shares	4,395,083,265	2,479,674,854	275,544,710
Institutional Capital Shares	--	--	169,297,844

TOTAL NET ASSETS	$11,552,969,467	$4,974,730,316	$984,192,856

Shares Outstanding:
Institutional Shares	7,157,886,202	2,495,055,462	539,350,302
Institutional Service Shares	4,395,083,265	2,479,674,854	275,544,710
Institutional Capital Shares	--	--	169,297,844
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
Institutional Shares	$ 1.00	$ 1.00	$ 1.00

Institutional Service Shares	$ 1.00	$ 1.00	$ 1.00

Institutional Capital Shares	--	--	$ 1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2002 (unaudited)

	Prime Cash Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in repurchase agreements	$670,231,000	$1,646,985,000
Investments in securities	12,983,600,591	9,645,257,484

Total investments in securities, at amortized cost and value	13,653,831,591	11,292,242,484
Cash	633,373	565,874
Income receivable	44,428,955	43,780,469
Receivable for investments sold	29,631,564	--
Receivable for shares sold	22,201	158,498

TOTAL ASSETS	13,728,547,684	11,336,747,325

Liabilities:
Payable for investments purchased	120,108,127	25,038,617
Income distribution payable	21,847,898	18,964,227
Accrued expenses	1,169,125	794,895

TOTAL LIABILITIES	143,125,150	44,797,739

TOTAL NET ASSETS	$13,585,422,534	$11,291,949,586

Net Assets:
Institutional Shares	$10,764,150,161	$9,713,988,068
Institutional Service Shares	2,109,844,022	1,060,419,613
Institutional Capital Shares	711,428,351	517,541,905

TOTAL NET ASSETS	$13,585,422,534	$11,291,949,586

Shares Outstanding:
Institutional Shares	10,764,150,161	9,713,988,068
Institutional Service Shares	2,109,844,022	1,060,419,613
Institutional Capital Shares	711,428,351	517,541,905
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
Institutional Shares	$ 1.00	$ 1.00

Institutional Service Shares	$ 1.00	$ 1.00

Institutional Capital Shares	$ 1.00	$ 1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2002 (unaudited)

Tax-Free Obligations Fund
Assets:
Total investments in securities, at amortized cost and value	$5,782,394,542
Cash	1,544,675
Income receivable	26,350,727

TOTAL ASSETS	5,810,289,944

Liabilities:
Payable for investments purchased	2,516,975
Income distribution payable	6,346,060
Accrued expenses	570,679

TOTAL LIABILITIES	$9,433,714

TOTAL NET ASSETS	$5,800,856,230

Net Assets Consist of:
Paid in capital	5,800,796,709
Accumulated net realized loss on investments	(10,887)
Undistributed net investment income	70,408

TOTAL NET ASSETS	$5,800,856,230

Net Assets:
Institutional Shares	$3,984,980,180
Institutional Service Shares	1,815,876,050

TOTAL NET ASSETS	$5,800,856,230

Shares Outstanding:
Institutional Shares	3,984,965,096
Institutional Service Shares	1,815,851,026

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$ 1.00

Institutional Service Shares	$ 1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2002 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$155,909,523	$66,690,901	$10,222,083

Expenses:
Investment adviser fee	11,140,910	4,869,654	928,026
Administrative personnel and services fee	4,191,684	1,832,127	349,156
Custodian fees	265,148	114,437	24,838
Transfer and dividend disbursing agent fees and expenses	106,659	32,684	55,668
Directors'/Trustees' fees	33,423	13,738	2,784
Auditing fees	5,570	6,434	7,862
Legal fees	16,711	7,304	14,139
Portfolio accounting fees	373,221	186,611	79,652
Shareholder services fee--Institutional Shares	8,857,040	3,095,231	--
Shareholder services fee--Institutional Service Shares	5,069,097	2,991,837	412,932
Shareholder services fee--Institutional Capital Shares	--	--	210,796
Share registration costs	89,343	42,604	33,137
Printing and postage	14,760	8,869	12,528
Insurance premiums	5,570	3,306	10,401
Miscellaneous	22,282	11,303	1,830

TOTAL EXPENSES	30,191,418	13,216,139	2,143,749

Waivers:
Waiver of investment adviser fee	(4,854,189)	(2,141,311)	(645,445)
Waiver of shareholder services fee--Institutional Shares	(8,857,040)	(3,095,231)	--
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(126,477)

TOTAL WAIVERS	(13,711,229)	(5,236,542)	(771,922)

Net expenses	16,480,189	7,979,597	1,371,827

Net investment income	139,429,334	58,711,304	8,850,256

Realized Gain on Investments:

Net realized gain on investments	--	2,368,069	--

Change in net assets resulting from operations	$139,429,334	$61,079,373	$8,850,256

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2002 (unaudited)

	Prime Cash Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$159,453,031	$139,947,641

Expenses:
Investment adviser fee	11,114,298	9,624,012
Administrative personnel and services fee	4,181,401	3,618,628
Custodian fees	286,783	250,139
Transfer and dividend disbursing agent fees and expenses	93,888	131,482
Directors'/Trustees' fees	22,229	21,156
Auditing fees	5,557	6,720
Legal fees	16,671	19,248
Portfolio accounting fees	383,444	338,748
Shareholder services fee--Institutional Service Shares	2,083,573	1,394,892
Shareholder services fee--Institutional Capital Shares	798,382	812,816
Share registration costs	120,219	111,174
Printing and postage	11,114	14,436
Insurance premiums	9,722	8,369
Miscellaneous	13,346	9,624

TOTAL EXPENSES	19,140,627	16,361,444

Waivers:
Waiver of investment adviser fee	(5,921,850)	(5,731,231)
Waiver of shareholder services fee--Institutional Capital Shares	(479,029)	(487,690)

TOTAL WAIVERS	(6,400,879)	(6,218,921)

Net expenses	12,739,748	10,142,523

Net investment income	$146,713,283	$129,805,118

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2002 (unaudited)

Tax-Free Obligations Fund
Investment Income:
Interest	$55,760,891

Expenses:
Investment adviser fee	5,350,622
Administrative personnel and services fee	2,013,100
Custodian fees	109,815
Transfer and dividend disbursing agent fees and expenses	39,845
Directors'/Trustees' fees	17,318
Auditing fees	6,617
Legal fees	41,539
Portfolio accounting fees	203,039
Shareholder services fee--Institutional Shares	4,602,161
Shareholder services fee--Institutional Service Shares	2,086,116
Share registration costs	58,445
Printing and postage	10,559
Insurance premiums	101,235
Miscellaneous	9,292

TOTAL EXPENSES	14,649,703

Waivers:
Waiver of investment adviser fee	(2,481,065)
Waiver of shareholder services fee--Institutional Shares	(4,602,161)

TOTAL WAIVERS	(7,083,226)

Net expenses	7,566,477

Net investment income	48,194,414

Realized Loss on Investments:
Net realized loss on investments	(6,270)

Change in net assets resulting from operations	$48,188,144

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund
	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$139,429,334	$468,648,040

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(92,430,251)	(309,208,560)
Institutional Service Shares	(46,999,083)	(159,439,480)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(139,429,334)	(468,648,040)

Share Transactions:
Proceeds from sale of shares	48,528,618,331	80,284,909,394
Net asset value of shares issued to shareholders in payment of distributions declared	50,833,071	184,284,941
Cost of shares redeemed	(47,138,386,348)	(77,431,582,742)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	1,441,065,054	3,037,611,593

Change in net assets	1,441,065,054	3,037,611,593

Net Assets:
Beginning of period	10,111,904,413	7,074,292,820

End of period	$11,552,969,467	$10,111,904,413

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Tax-Managed Fund
	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$58,711,304	$202,034,024
Net realized gain on investments	2,368,069	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	61,079,373	202,034,024

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(31,248,751)	(94,339,373)
Institutional Service Shares	(27,462,553)	(107,694,651)
Distributions from net realized gain on investments
Institutional Shares	(1,198,212)	--
Institutional Service Shares	(1,169,857)	--

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(61,079,373)	(202,034,024)

Share Transactions:
Proceeds from sale of shares	9,231,444,214	13,890,119,369
Net asset value of shares issued to shareholders in payment of distributions declared	10,935,006	44,614,672
Cost of shares redeemed	(8,683,714,489)	(12,758,013,673)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	558,664,731	1,176,720,368

Change in net assets	558,664,731	1,176,720,368

Net Assets:
Beginning of period	4,416,065,585	3,239,345,217

End of period	$4,974,730,316	$4,416,065,585

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Municipal Obligations Fund
	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,850,256	$26,875,919

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,301,030)	(14,568,506)
Institutional Service Shares	(2,962,764)	(8,966,719)
Institutional Capital Shares	(1,586,462)	(3,340,694)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,850,256)	(26,875,919)

Share Transactions:
Proceeds from sale of shares	3,040,756,663	7,161,776,030
Net asset value of shares issued to shareholders in payment of distributions declared	4,771,600	13,064,273
Cost of shares redeemed	(2,979,309,640)	(7,041,341,852)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	66,218,623	133,498,451

Change in net assets	66,218,623	133,498,451

Net Assets:
Beginning of period	917,974,233	784,475,782

End of period	$984,192,856	$917,974,233

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$146,713,283	$322,774,440

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(117,779,440)	(231,689,088)
Institutional Service Shares	(20,690,870)	(73,820,557)
Institutional Capital Shares	(8,242,973)	(17,264,795)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(146,713,283)	(322,774,440)

Share Transactions:
Proceeds from sale of shares	78,387,467,097	83,066,761,683
Net asset value of shares issued to shareholders in payment of distributions declared	60,763,293	174,306,728
Cost of shares redeemed	(72,426,061,632)	(79,407,513,451)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	6,022,168,758	3,833,554,960

Change in net assets	6,022,168,758	3,833,554,960

Net Assets:
Beginning of period	7,563,253,776	3,729,698,816

End of period	$13,585,422,534	$7,563,253,776

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Prime Value Obligations Fund
	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$129,805,118	$292,227,204

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(106,851,406)	(223,651,212)
Institutional Service Shares	(14,255,138)	(46,137,694)
Institutional Capital Shares	(8,698,574)	(22,438,298)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(129,805,118)	(292,227,204)

Share Transactions:
Proceeds from sale of shares	52,782,681,581	79,328,820,282
Net asset value of shares issued to shareholders in payment of distribution declared	67,991,756	180,568,667
Cost of shares redeemed	(48,382,146,459)	(75,683,214,196)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	4,468,526,878	3,826,174,753

Change in net assets	4,468,526,878	3,826,174,753

Net Assets:
Beginning of period	6,823,422,708	2,997,247,955

End of period	$11,291,949,586	$6,823,422,708

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Tax-Free Obligations Fund
	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$48,194,414	$146,962,367
Net realized gain (loss) on investments	(6,270)	4,800

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	48,188,144	146,967,167

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(34,484,527)	(105,977,653)
Institutional Service Shares	(13,709,887)	(40,984,714)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(48,194,414)	(146,962,367)

Share Transactions:
Proceeds from sale of shares	10,800,188,079	18,492,079,628
Net asset value of shares issued to shareholders in payment of distribution declared	5,866,878	20,205,702
Cost of shares redeemed	(9,777,307,317)	(17,296,127,193)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	1,028,747,640	1,216,158,137

Change in net assets	1,028,741,370	1,216,162,937

Net Assets:
Beginning of period	4,772,114,860	3,555,951,923

End of period	$5,800,856,230	$4,772,114,860

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 1997	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.06	--		0.06	(0.06)	--
July 31, 2001	$1.00	0.06	--		0.06	(0.06)	--
January 31, 2002[4]	$1.00	0.01	--		0.01	(0.01)	--

Government Obligations Tax-Managed Fund
July 31, 1997	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.06	--		0.06	(0.06)	--
July 31, 2001	$1.00	0.05	--		0.05	(0.05)	--
January 31, 2002[4]	$1.00	0.01	0.00	[6]	0.01	(0.01)	(0.00)	[6]

Municipal Obligations Fund
January 31, 1997[7]	$1.00	0.04	--		0.04	(0.04)	--
January 31, 1998	$1.00	0.04	--		0.04	(0.04)	--
January 31, 1999	$1.00	0.03	--		0.03	(0.03)	--
July 31, 1999[8]	$1.00	0.02	--		0.02	(0.02)	--
July 31, 2000[3]	$1.00	0.04	--		0.04	(0.04)	--
July 31, 2001	$1.00	0.04	--		0.04	(0.04)	--
January 31, 2002[4]	$1.00	0.01	--		0.01	(0.01)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 For the six months ended January 31, 2002 (unaudited).

5 Computed on an annualized basis.

6 Amount represents less than $0.01.

7 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

8 The Fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.05)	$1.00	5.43%		0.20%		5.32%		0.35%		$3,293,392
(0.05)	$1.00	5.59%		0.20%		5.45%		0.35%		$3,707,106
(0.05)	$1.00	5.04%		0.20%		4.92%		0.34%		$4,498,581
(0.06)	$1.00	5.80%		0.20%		5.64%		0.34%		$4,431,985
(0.06)	$1.00	5.64%		0.20%		5.39%		0.34%		$6,667,868
(0.01)	$1.00	1.33%		0.20%	[5]	2.61%	[5]	0.34%	[5]	$7,157,886

(0.05)	$1.00	5.35%		0.20%		5.26%		0.38%		$510,683
(0.05)	$1.00	5.49%		0.20%		5.35%		0.37%		$953,268
(0.05)	$1.00	5.00%		0.20%		4.88%		0.35%		$1,066,412
(0.06)	$1.00	5.77%		0.20%		5.65%		0.35%		$1,298,674
(0.05)	$1.00	5.61%		0.20%		5.36%		0.34%		$2,280,317
(0.01)	$1.00	1.35%		0.20%	[5]	2.52%	[5]	0.34%	[5]	$2,495,055

(0.04)	$1.00	3.56%		0.18%		3.48%		0.20%		$159,561
(0.04)	$1.00	3.68%		0.18%		3.57%		0.23%		$217,838
(0.03)	$1.00	3.53%		0.18%		3.41%		0.41%		$303,899
(0.02)	$1.00	1.59%		0.18%	[5]	3.17%	[5]	0.18%	[5]	$354,034
(0.04)	$1.00	3.92%		0.18%		3.78%		0.15%		$445,659
(0.04)	$1.00	3.88%		0.18%		3.80%		0.14%		$391,269
(0.01)	$1.00	1.03%		0.18%	[5]	2.00%	[5]	0.14%	[5]	$539,350

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Total Distributions	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)	(0.05)
January 31, 1998	$1.00	0.06	(0.06)	(0.06)
January 31, 1999	$1.00	0.05	(0.05)	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)	(0.06)
July 31, 2001	$1.00	0.06	(0.06)	(0.06)
January 31, 2002[7]	$1.00	0.01	(0.01)	(0.01)

Prime Value Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)	(0.05)
January 31, 1998	$1.00	0.06	(0.06)	(0.06)
January 31, 1999	$1.00	0.05	(0.05)	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)	(0.06)
July 31, 2001	$1.00	0.06	(0.06)	(0.06)
January 31, 2002[7]	$1.00	0.01	(0.01)	(0.01)

Tax-Free Obligations Fund
July 31, 1997	$1.00	0.03	(0.03)	(0.03)
July 31, 1998	$1.00	0.03	(0.03)	(0.03)
July 31, 1999	$1.00	0.03	(0.03)	(0.03)
July 31, 2000[6]	$1.00	0.04	(0.04)	(0.04)
July 31, 2001	$1.00	0.04	(0.04)	(0.04)
January 31, 2002[7]	$1.00	0.01	(0.01)	(0.01)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

4 The Fund changed its fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

6 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

7 For the six months ended January 31, 2002 (unaudited).

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	5.38%		0.18%		5.25%		0.14%		$1,572,912
$1.00	5.61%		0.18%		5.44%		0.12%		$1,100,620
$1.00	5.50%		0.18%		5.29%		0.37%		$1,825,266
$1.00	2.42%		0.18%	[5]	4.81%	[5]	0.13%	[5]	$1,929,887
$1.00	5.91%		0.18%		5.77%		0.12%		$2,471,383
$1.00	5.76%		0.18%		5.30%		0.12%		$5,671,182
$1.00	1.41%		0.18%	[5]	2.67%	[5]	0.11%	[5]	$10,764,150

$1.00	5.41%		0.16%		5.29%		0.15%		$387,994
$1.00	5.68%		0.14%		5.59%		0.18%		$865,742
$1.00	5.53%		0.16%		5.37%		0.40%		$1,474,123
$1.00	2.44%		0.16%		4.87%	[5]	0.15%	[5]	$1,147,717
$1.00	5.92%		0.16%		5.91%		0.15%		$2,051,666
$1.00	5.81%		0.16%		5.34%		0.14%		$5,395,732
$1.00	1.43%		0.17%		2.72%	[5]	0.12%	[5]	$9,713,988

$1.00	3.49%		0.20%		3.43%		0.35%		$1,474,180
$1.00	3.50%		0.20%		3.45%		0.35%		$2,279,770
$1.00	3.14%		0.20%		3.08%		0.35%		$2,461,697
$1.00	3.69%		0.20%		3.61%		0.35%		$2,464,779
$1.00	3.66%		0.20%		3.56%		0.34%		$3,286,888
$1.00	0.96%		0.20%	[5]	1.87%	[5]	0.34%	[5]	$3,984,980

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 1997	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2001	$1.00	0.05	--		0.05	(0.05)	--
January 31, 2002[4]	$1.00	0.01	--		0.01	(0.01)	--

Government Obligations Tax-Managed Fund
July 31, 1997	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2001	$1.00	0.05	--		0.05	(0.05)	--
January 31, 2002[4]	$1.00	0.01	0.00	[6]	0.01	(0.01)	(0.00)	[6]

Municipal Obligations Fund
January 31, 1997[7]	$1.00	0.03	--		0.03	(0.03)	--
January 31, 1998	$1.00	0.03	--		0.03	(0.03)	--
January 31, 1999	$1.00	0.03	--		0.03	(0.03)	--
July 31, 1999[9]	$1.00	0.01	--		0.01	(0.01)	--
July 31, 2000[3]	$1.00	0.04	--		0.04	(0.04)	--
July 31, 2001	$1.00	0.04	--		0.04	(0.04)	--
January 31, 2002[4]	$1.00	0.01	--		0.01	(0.01)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 For the six months ended January 31, 2002 (unaudited).

5 Computed on an annualized basis.

6 Amount represents less than $0.01.

7 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

8 Amount represents less than $1,000.

9 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.05)	$1.00	5.16%		0.45%		5.06%		0.10%		$936,869
(0.05)	$1.00	5.33%		0.45%		5.23%		0.10%		$1,672,417
(0.05)	$1.00	4.78%		0.45%		4.67%		0.09%		$2,087,254
(0.05)	$1.00	5.54%		0.45%		5.44%		0.09%		$2,642,307
(0.05)	$1.00	5.38%		0.45%		5.20%		0.09%		$3,444,036
(0.01)	$1.00	1.20%		0.45%	[5]	2.32%	[5]	0.09%	[5]	$4,395,083

(0.05)	$1.00	5.09%		0.45%		4.97%		0.13%		$421,095
(0.05)	$1.00	5.23%		0.45%		5.11%		0.12%		$830,652
(0.05)	$1.00	4.74%		0.45%		4.63%		0.10%		$1,329,556
(0.05)	$1.00	5.50%		0.45%		5.42%		0.10%		$1,940,671
(0.05)	$1.00	5.35%		0.45%		5.19%		0.09%		$2,135,748
(0.01)	$1.00	1.23%		0.45%	[5]	2.30%	[5]	0.09%	[5]	$2,479,675

(0.03)	$1.00	3.31%		0.43%		3.08%		0.21%		$0	[8]
(0.03)	$1.00	3.43%		0.43%		3.48%		0.23%		$41,216
(0.03)	$1.00	3.27%		0.43%		3.22%		0.16%		$67,832
(0.01)	$1.00	1.47%		0.43%	[5]	2.98%	[5]	0.18%	[5]	$106,684
(0.04)	$1.00	3.66%		0.43%		3.75%		0.15%		$266,103
(0.04)	$1.00	3.62%		0.43%		3.53%		0.14%		$369,670
(0.01)	$1.00	0.91%		0.43%	[5]	1.79%	[5]	0.14%	[5]	$275,545

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.05	(0.05)
January 31, 2002[7]	$1.00	0.01	(0.01)

Prime Value Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.05	(0.05)
January 31, 2002[7]	$1.00	0.01	(0.01)

Tax-Free Obligations Fund
July 31, 1997	$1.00	0.03	(0.03)
July 31, 1998	$1.00	0.03	(0.03)
July 31, 1999	$1.00	0.03	(0.03)
July 31, 2000[6]	$1.00	0.03	(0.03)
July 31, 2001	$1.00	0.03	(0.03)
January 31, 2002[7]	$1.00	0.01	(0.01)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

4 The Fund changed its fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

6 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

7 For the six months ended January 31, 2002 (unaudited).

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	5.11%		0.43%		5.02%		0.14%		$412,762
$1.00	5.34%		0.43%		5.29%		0.12%		$668,665
$1.00	5.23%		0.43%		5.09%		0.12%		$894,851
$1.00	2.29%		0.43%	[5]	4.63%	[5]	0.13%	[5]	$957,998
$1.00	5.65%		0.43%		5.55%		0.12%		$1,095,034
$1.00	5.50%		0.43%		5.28%		0.12%		$1,375,740
$1.00	1.28%		0.43%	[5]	2.48%	[5]	0.11%	[5]	$2,109,844

$1.00	5.15%		0.41%		5.05%		0.16%		$18,415
$1.00	5.41%		0.39%		5.32%		0.17%		$325,390
$1.00	5.27%		0.41%		5.13%		0.15%		$495,172
$1.00	2.31%		0.41%	[5]	4.64%	[5]	0.15%	[5]	$707,737
$1.00	5.66%		0.41%		5.52%		0.15%		$708,801
$1.00	5.54%		0.41%		5.31%		0.14%		$982,153
$1.00	1.30%		0.42%	[5]	2.55%	[5]	0.12%	[5]	$1,060,420

$1.00	3.24%		0.45%		3.19%		0.10%		$587,983
$1.00	3.25%		0.45%		3.20%		0.10%		$940,516
$1.00	2.89%		0.45%		2.83%		0.10%		$1,055,650
$1.00	3.43%		0.45%		3.39%		0.10%		$1,091,173
$1.00	3.40%		0.45%		3.31%		0.09%		$1,485,227
$1.00	0.84%		0.45%	[5]	1.64%	[5]	0.09%	[5]	$1,815,876

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	non-diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	non-diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At July 31, 2001, the Tax-Free Obligations Fund had a capital loss carryforward for federal tax purposes of $4,617, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Government Obligations Fund	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Shares:
Shares sold	34,640,897,663	58,956,666,794
Shares issued to shareholders in payment of distributions declared	26,547,710	107,810,207
Shares redeemed	(34,177,427,323)	(56,828,594,209)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	490,018,050	2,235,882,792

Institutional Service Shares:
Shares sold	13,887,720,668	21,328,242,600
Shares issued to shareholders in payment of distributions declared	24,285,361	76,474,734
Shares redeemed	(12,960,959,025)	(20,602,988,533)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	951,047,004	801,728,801

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,441,065,054	3,037,611,593

Government Obligations Tax-Managed Fund	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Shares:
Shares sold	5,236,969,411	6,116,492,609
Shares issued to shareholders in payment of distributions declared	4,051,513	8,806,868
Shares redeemed	(5,026,282,780)	(5,143,656,182)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	214,738,144	981,643,295

Institutional Service Shares:
Shares sold	3,994,474,803	7,773,626,760
Shares issued to shareholders in payment of distributions declared	6,883,493	35,807,804
Shares redeemed	(3,657,431,709)	(7,614,357,491)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	343,926,587	195,077,073

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	558,664,731	1,176,720,368

Municipal Obligations Fund	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Shares:
Shares sold	1,755,541,832	5,155,143,529
Shares issued to shareholders in payment of distributions declared	1,729,794	4,289,607
Shares redeemed	(1,609,190,657)	(5,213,822,554)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	148,080,969	(54,389,418)

Institutional Service Shares:
Shares sold	712,449,912	1,162,413,388
Shares issued to shareholders in payment of distributions declared	1,888,845	6,558,658
Shares redeemed	(808,464,176)	(1,065,404,854)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	(94,125,419)	103,567,192

Institutional Capital Shares:
Shares sold	572,764,919	844,219,113
Shares issued to shareholders in payment of distributions declared	1,152,961	2,216,008
Shares redeemed	(561,654,807)	(762,114,444)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	12,263,073	84,320,677

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	66,218,623	133,498,451

Prime Cash Obligations Fund	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Shares:
Shares sold	69,645,434,578	71,631,965,613
Shares issued to shareholders in payment of distributions declared	50,411,810	144,823,902
Shares redeemed	(64,602,877,824)	(68,576,990,934)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,092,968,564	3,199,798,581

Institutional Service Shares:
Shares sold	4,880,665,752	7,915,859,892
Shares issued to shareholders in payment of distributions declared	5,360,554	19,449,311
Shares redeemed	(4,151,921,925)	(7,654,603,549)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	734,104,381	280,705,654

Institutional Capital Shares:
Shares sold	3,861,366,767	3,518,936,178
Shares issued to shareholders in payment of distributions declared	4,990,929	10,033,515
Shares redeemed	(3,671,261,883)	(3,175,918,968)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	195,095,813	353,050,725

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,022,168,758	3,833,554,960

Prime Value Obligations Fund	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Shares:
Shares sold	39,840,612,141	61,598,338,056
Shares issued to shareholders in payment of distributions declared	51,243,868	134,992,739
Shares redeemed	(35,573,599,789)	(58,389,265,422)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,318,256,220	3,344,065,373

Institutional Service Shares:
Shares sold	8,451,358,569	12,517,318,401
Shares issued to shareholders in payment of distributions declared	10,735,787	31,319,136
Shares redeemed	(8,383,827,344)	(12,275,286,286)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	78,267,012	273,351,251

Institutional Capital Shares:
Shares sold	4,490,710,871	5,213,163,825
Shares issued to shareholders in payment of distributions declared	6,012,101	14,256,792
Shares redeemed	(4,424,719,326)	(5,018,662,488)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	72,003,646	208,758,129

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,468,526,878	3,826,174,753

Tax-Free Obligations Fund	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Shares:
Shares sold	8,019,259,804	13,493,270,343
Shares issued to shareholders in payment of distributions declared	3,668,200	12,669,504
Shares redeemed	(7,324,831,891)	(12,683,835,071)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	698,096,113	822,104,776

Institutional Service Shares:
Shares sold	2,780,928,275	4,998,809,285
Shares issued to shareholders in payment of distributions declared	2,198,678	7,536,198
Shares redeemed	(2,452,475,426)	(4,612,292,122)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	330,651,527	394,053,361

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,028,747,640	1,216,158,137

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2002, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INTERFUND TRANSACTIONS

During the six months ended January 31, 2002, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligation Fund	$874,440,000	$1,193,575,000

Tax-Free Obligations Fund	$3,650,432,000	$3,203,787,000

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N625
Cusip 60934N807 Cusip 60934N617
Cusip 60934N856 Cusip 60934N583
Cusip 60934N849 Cusip 60934N575
Cusip 60934N658 Cusip 60934N401
Cusip 60934N641 Cusip 60934N880

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

25244 (3/02)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

INSTITUTIONAL CAPITAL SHARES

Portfolio of Investments Municipal Obligations Fund

January 31, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3%[1]
		Alabama--2.3%
$3,350,000		Alabama State IDA, IDRBs, Weekly VRDNs (Kappler USA, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$3,350,000
3,500,000		Birmingham, AL, IDB, IDRB, (Series 1997), Weekly VRDNs (Millcraft Alabama, Inc.)/(Regions Bank, Alabama LOC)	3,500,000
2,445,000		Calhoun County, AL, Economic Development Council, Variable/Fixed Rate IDRBs, Weekly VRDNs (Fabarc Steel Company)/(Regions Bank, Alabama LOC)	2,445,000
4,130,000		Geneva County, AL, IDRB, Adjustable Fixed Rate IDRBs (Series 1996), Weekly VRDNs (Brooks AG Company, Inc.)/(Regions Bank, Alabama LOC)	4,130,000
6,500,000		Port City Medical Clinic Board Mobile, AL, (Series 1998-A), Weekly VRDNs (Infirmary Health Systems, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	6,500,000
2,315,000		Shelby County, AL, EDA, (Series 1999), Weekly VRDNs (Alabama Dry Felt LLC)/(Regions Bank, Alabama LOC)	2,315,000

		TOTAL	22,240,000

		Alaska--0.7%
7,000,000		Valdez, AK Marine Terminal, (Series 1994-B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Company GTD), Mandatory Tender 1/1/2003	7,000,000

		Arizona--0.2%
2,000,000		Maricopa County, AZ IDA, (Series 2001), 2.282% TOBs (San Martin Apts. Project)/(Bayerische Landesbank Girozentrale), Optional Tender 7/1/2002	2,000,000

		Arkansas--4.4%
1,000,000		Arkadelphia, AR, IDRB, (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Den Danske Bank A/S LOC)	1,000,000
5,435,000		Arkansas Development Finance Authority, (PT-1310), Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Company, Inc. LIQ)/(Merrill Lynch & Company, Inc. LOC)	5,435,000
4,000,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corporation)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,000,000
14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc., Project)/(Wachovia Bank of NC, N.A. LOC)	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--continued
$11,700,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	$11,700,000
7,100,000		Siloam Springs, AR, IDRB, (Series 1994), Weekly VRDNs (La-Z Boy Chair Company Project)/(Bank One, Michigan LOC)	7,100,000

		TOTAL	43,235,000

		California--3.4%
20,000,000		California State, CA, (Series 2001-02), 3.25% RANs, 6/28/2002	20,081,593
3,340,000		California Statewide Communities Development Corporation, Revenue Bond, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	3,340,000
3,000,000		California Statewide Communities Development Authority, (Series 2001-B), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 7/1/2002	3,000,000
2,095,000		Los Angeles County, CA, IDA, IDRB, (Series 1991), Weekly VRDNs (Caitec & Jae Company, Inc. Project)/(Union Bank of California LOC)	2,095,000
5,340,589		PBCC LeaseTOPS Trust (California Non-AMT), (Series 1998-1), 2.40% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	5,340,589

		TOTAL	33,857,182

		Colorado--2.0%
6,095,000		Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	6,095,000
7,500,000		Denver, CO City & County Airport Authority, PT-491 Weekly VRDNs (AMBAC INS)/(Banco Santander Central Hispano, SA LIQ)	7,500,000
5,900,000		El Paso County, CO Single Family Mortgage Revenue, (Series 2001-C), 2.85% BANs, 7/15/2002	5,900,000

		TOTAL	19,495,000

		Connecticut--0.6%
3,000,000		Meriden, CT, 3.25% BANs, 8/8/2002	3,006,753
3,070,000		Seymour, CT, 3.25% BANs, 9/19/2002	3,082,628

		TOTAL	6,089,381

		District of Columbia--1.3%
9,070,000		District of Columbia Housing Finance Agency, Roaring Forks Certificates (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	9,070,000
4,000,000		District of Columbia Enterprise, (Series 2001), Weekly VRDNs (KMart Corp.)/(Bank of New York LOC)	4,000,000

		TOTAL	13,070,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--2.3%
$3,380,000		Florida HFA, Trust Receipts, (Series 1998 FR/RI-12), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	$3,380,000
4,000,000		Greater Orlando Aviation Authority, FL, Weekly VRDNs (Cessna Aircraft Company)/(Textron, Inc. GTD)	4,000,000
15,000,000		Miami-Dade County, FL IDA, Revenue Bonds, (Series 1999-A), Weekly VRDNs (Airis Miami LLC Project)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	15,000,000

		TOTAL	22,380,000

		Georgia--3.3%
3,500,000	[2]	Atlanta, GA, Airport Revenue, PA 926P, 2.25% TOBs (FGIC INS)/(Merrill Lynch & Company, Inc. LIQ), Optional Tender 7/11/2002	3,500,000
1,500,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds, (Series 1995), Weekly VRDNs (West End Housing Development Project)/(First Union National Bank, Charlotte, NC LOC)	1,500,000
9,500,000		Clayton County, GA Development Authority, (Series 1994), Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank, New York LOC)	9,500,000
7,005,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,005,000
6,000,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank, Credit Suisse First Boston, Morgan Guaranty Trust and Wachovia Bank of NC, N.A. LOCs)	6,000,000
1,500,000		Hart County, GA IDA, Revenue Bonds (Series 1996), Weekly VRDNs (Rock-Tenn Converting Company Project)/(SunTrust Bank, Atlanta LOC)	1,500,000
1,150,000		Municipal Electric Authority of Georgia, (Series 1994-D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)/(ABN AMRO Bank, N.V. LOC)	1,150,000
2,000,000		Savannah, GA EDA, Solid Waste Disposal Revenue Bonds, (Series 2000), Weekly VRDNs (Republic Services of Georgia LP)/(SunTrust Bank, Atlanta LOC)	2,000,000

		TOTAL	32,155,000

		Hawaii--0.2%
2,355,000		Hawaii Finance and Development Corp., MERLOTS, (Series 2001-A15), Weekly VRDNs (FNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	2,355,000

		Illinois--4.9%
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds, (Series 1998), 2.00% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	10,500,000
2,000,000		Chicago, IL, Gas Supply Revenue Bonds, (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Company)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$4,700,000		Chicago, IL O'Hare International Airport, Trust Receipts, (Series 2000 FR/RI-L28), Weekly VRDNs (MBIA INS)/(Lehman Brothers, Inc. LIQ)	$4,700,000
11,140,000		Chicago, IL Single Family Mortgage, Revenue Bonds, PT-290 Weekly VRDNs (GNMA/FNMA/FHLMC COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	11,140,000
2,875,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Company, Chicago LOC)	2,875,000
2,405,000		Chicago, IL IDR, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc. Project)/(Firstar Bank, N.A. LOC)	2,405,000
1,075,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,075,000
4,400,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	4,400,000
1,150,000		Illinois Development Finance Authority, EDRB, (Series 1989) Weekly VRDNs (Addison 450 LP Project)/(American National Bank & Trust Company, Chicago LOC)	1,150,000
1,900,000		Illinois Development Finance Authority, IDRB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,900,000
3,000,000		Illinois Development Finance Authority, IDRB, (Series 2000-A), Weekly VRDNs (Processing Technologies, Inc.)/(Firstar Bank, N.A. LOC)	3,000,000
1,330,000		Martinsville, IL, IDRB, (Series 1995), Weekly VRDNs (PAP-R Products Company)/(Bank One, Illinois, N.A. LOC)	1,330,000
1,960,000		Rockford, IL, EDRB, 2.65% TOBs (Independence Village of Rockford)/(U.S. Bank N.A., Minneapolis LOC), Optional Tender 12/1/2002	1,960,000

		TOTAL	48,435,000

		Indiana--4.6%
3,500,000		Avon, IN, Community School Corp., 2.90% TAWs, 12/31/2002	3,515,597
1,500,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,500,000
3,005,000		Elkhart County, IN, (Series 1997), Weekly VRDNs (Hart Housing Group, Inc.)/(KeyBank, N.A. LOC)	3,005,000
1,425,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,425,000
12,105,000	[2]	Indiana Bond Bank, MERLOTS, (Series 2001 A119), 2.00% TOBs (Indiana State Revolving Fund Program)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 11/15/2002	12,105,000
3,400,000		Indianapolis, IN, EDRB, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(PNC Bank, Delaware LOC)	3,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$1,955,000		Kendallville, IN, IDRB (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	$1,955,000
6,300,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	6,300,000
750,000		Richmond, IN Community Schools, 2.50% TANs, 6/28/2002	751,748
4,750,000		Richmond, IN Community Schools, 2.50% TANs, 12/31/2002	4,775,222
985,000		Richmond, IN, EDRB (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc. Project)/(Bank One, Indiana, N.A. LOC)	985,000
2,195,000		Westfield, IN, IDRB, (Series 1998), Weekly VRDNs (Standard Locknut, Inc.)/(Bank One, Indiana, N.A. LOC)	2,195,000
3,000,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000

		TOTAL	44,912,567

		Kansas--2.1%
4,000,000		Burlington, KS Environmental Improvement, Revenue Bonds, (Series B), 3.25% TOBs (Kansas City Power And Light Company), Optional Tender 8/30/2002	4,000,000
2,000,000		Burlington, KS Environmental Improvement, Revenue Bonds, (Series D), 3.25% TOBs (Kansas City Power And Light Company), Mandatory Tender 8/30/2002	2,000,000
1,900,000		Olathe, KS, IDRB, (Series 1995), Weekly VRDNs (Garmin International, Inc.)/(Bank of America N.A. LOC)	1,900,000
9,155,000		Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	9,155,000
4,000,000		Wyandotte County, KS, (Series 2002-I), 1.85% BANs, Optional Tender 2/1/2003	4,000,000

		TOTAL	21,055,000

		Kentucky--2.7%
6,000,000		Graves County, KY, School Building Revenue Bonds, (Series 1988), Weekly VRDNs (Seaboard Farms Project)/(Bank of New York LOC)	6,000,000
1,485,000		Jefferson County, KY, Industrial Building Revenue Bonds, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,485,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts, (Series 1998F-1), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	11,995,000
4,000,000	[2]	Kentucky Housing Corp., Variable Rate Certificates, (Series 1998-O), 2.80% TOBs (Bank of America, N.A. LIQ), Optional Tender 7/18/2002	4,000,000
3,490,000		Paris, KY, Weekly VRDNs (Monessen Holdings, LLC)/(Fifth Third Bank, Cincinnati LOC)	3,490,000

		TOTAL	26,970,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--2.0%
$5,000,000		Lake Charles, LA Harbor & Terminal District, Revenue Bonds, (Series 1995-A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	$5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, Revenue Bonds, (Series 2000), Weekly VRDNs (Conoco, Inc.)/(Bank One, N.A. (Chicago) LOC)	10,100,000
3,400,000		Louisiana HFA, Trust Receipts, (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,400,000
1,600,000		Ouachita Parish, LA, IDB, (Series 1998), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)	1,600,000

		TOTAL	20,100,000

		Maine--1.1%
4,200,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Fleet National Bank LOC)	4,200,000
2,800,000		Biddeford, ME (Series 2000), Weekly VRDNs (Volk Packaging)/(Fleet National Bank LOC)	2,800,000
1,680,000		Trenton, ME, (Series 1998), Weekly VRDNs (Hinckley Company)/(Key Bank, N.A. LOC)	1,680,000
2,240,000		Westbrook, ME, Revenue Refunding Bonds, Weekly VRDNs (D & G Group Project)/(Fleet National Bank LOC)	2,240,000

		TOTAL	10,920,000

		Maryland--1.4%
1,386,000		Harford County, MD, Variable Rate Demand/Fixed Rate Refunding Bond (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	1,386,000
4,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 2.00% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	4,375,000
2,480,000		Maryland State Community Development Administration, (Series 1990 A), Weekly VRDNs (College Estates)/(Allfirst LOC)	2,480,000
5,000,000		Maryland State Community Development Administration, (Series 1990 B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	5,000,000

		TOTAL	13,241,000

		Michigan--0.9%
8,625,000		Wayne County, MI, Airport Revenue Refunding Bonds, (Series 1996-A), Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(Bayerische Landesbank Girozentrale LOC)	8,625,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--4.7%
$10,000,000		Becker, MN, PCR, (Series 1993-A), 1.40% CP (Northern States Power Company, Minnesota), Mandatory Tender 4/9/2002	$10,000,000
9,000,000		Becker, MN, PCR, (Series 1993-B), 1.45% CP (Northern States Power Company, Minnesota), Mandatory Tender 4/8/2002	9,000,000
1,200,000		Blaine, MN, (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,200,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower, (Series 1999), 2.900% TOBs (Bank of America N.A.), Mandatory Tender 5/1/2002	3,600,000
3,600,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Company, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,600,000
10,940,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS, (Series J), 2.97% TOBs (United States Treasury COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	10,940,000
2,400,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,400,000
2,365,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,365,000
1,110,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Company)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,110,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000

		TOTAL	46,465,000

		Mississippi--1.4%
4,000,000	[2]	Mississippi Home Corp., Roaring Forks Certificates, (Series 2001-14), 2.00% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 6/1/2002	4,000,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 2.50% TOBs (Bradford Park Apartments)/(AmSouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2002	9,790,000

		TOTAL	13,790,000

		Missouri--1.6%
1,460,000		Kansas City, MO, IDA (Series 1999), Weekly VRDNs (B&B Investments, LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,460,000
7,660,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001 A28), Weekly VRDNs (GNMA/FNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	7,660,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Missouri--continued
$5,545,000		Missouri State Housing Development Commission, MERLOTS, (Series 2001 A81), Weekly VRDNs (GNMA/FNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	$5,545,000
1,000,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000

		TOTAL	15,665,000

		Montana--0.4%
3,890,000		Montana State Board of Investments, Resource Recovery Revenue Bonds, (Series 1989), 3.25% TOBs (Colstrip Energy LP)/(Dexia Public Finance Bank LOC), Optional Tender 3/1/2002	3,890,000

		Multi State--5.9%
49,687,461		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Company LIQ)	49,687,461
2,748,144	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) Series 1998-2, 2.50% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	2,748,144
3,590,989	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) Series 1999-2, 2.50% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/2/2002	3,590,989
2,015,000		Palm Beach County, FL HFA, MERLOTS, (Series 2001 A-71), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	2,015,000

		TOTAL	58,041,594

		Nebraska--3.2%
2,700,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,700,000
4,150,000		Douglas County, NE, IDRB, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,150,000
10,000,000		Nebraska Investment Finance Authority, Single Family Housing Revenue, Revenue Refunding Bonds, (Series 2001-E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	10,000,000
4,875,000		Nebraska Investment Finance Authority, Single Family Housing Revenue, Revenue Refunding Bonds, (Series 2001-F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	4,875,000
3,755,000		Nebraska Investment Finance Authority, MERLOTS, (Series 2000-O), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	3,755,000
5,700,000		Stanton County, NE IDR, (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000

		TOTAL	31,180,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nevada--0.8%
$7,535,000		Clark County, NV, (Series 1998), 2.00% TOBs (Signature Flight Support Corp. Project)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	$7,535,000
800,000		Sparks, NV, IDRB, (Series 1996), Weekly VRDNs (The Antioch Publishing Company)/(National City Bank, Ohio LOC)	800,000

		TOTAL	8,335,000

		New Hampshire--0.9%
2,500,000		Dover, NH, 3.25% TANs, 6/19/2002	2,504,632
2,827,000		New Hampshire Business Finance Authority, IDRB, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	2,827,000
3,295,000		New Hampshire State HFA, MERLOTS, (Series 2001 A82), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	3,295,000

		TOTAL	8,626,632

		New Jersey--1.1%
4,000,000		Trenton, NJ, 3.35% BANs, 5/16/2002	4,003,863
7,000,000		Willingboro Township, NJ, 3.00% BANs, 7/26/2002	7,006,511

		TOTAL	11,010,374

		New Mexico--1.4%
3,535,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,535,000
4,275,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Michigan National Bank, Farmington Hills LOC)	4,275,000
6,385,000		New Mexico Mortgage Finance Authority, MERLOTS, (Series 2001 A66), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	6,385,000

		TOTAL	14,195,000

		New York--0.5%
4,700,000		Southold, NY Union Free School District, 2.90% TANs, 6/28/2002	4,703,685

		North Carolina--2.0%
2,000,000		Hertford County, NC Industrial Facilities & PCFA Industrial Development, IDRB, (Series 2000 A), Weekly VRDNs (Nucor Corp.)	2,000,000
7,400,000		Martin County, NC, Industrial Facilities & PCFA, (Series 1993), Weekly VRDNs (Weyerhaeuser Company)	7,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, IDRB, (Series 2001), Weekly VRDNs (Srefano Foods, Inc. Project)/(Wachovia Bank of NC, N.A. LOC)	$4,800,000
5,000,000	[2]	North Carolina State, (PT-413), 2.80% TOBs (Merrill Lynch & Company, Inc. LIQ), Optional Tender 6/13/2002	5,000,000

		TOTAL	19,200,000

		Ohio--2.7%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 1998-18), 3.00% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/22/2002	4,000,000
5,000,000		Huber Heights, OH, IDR, Revenue Bonds, (Series 1999), Weekly VRDNs (Paxar Corp. Project)/(SunTrust Bank, Atlanta LOC)	5,000,000
4,365,000		Mahoning County, OH, Multifamily HFA, Revenue Refunding Bonds, Weekly VRDNs (Youngstown International Tower Company)/(J.P. Morgan Chase Bank, N.A. LOC)	4,365,000
2,000,000		Mason City, OH, 3.30% BANs, 5/30/2002	2,001,569
6,360,000		Ohio Housing Finance Agency, MERLOTS, (Series 2000 AA), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	6,360,000
1,500,000		Summit County, OH, IDR (Series 1999), Weekly VRDN (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	1,500,000
3,500,000		Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC)	3,500,000

		TOTAL	26,726,569

		Oklahoma--1.1%
6,000,000		Broken Arrow, OK EDA, Weekly VRDNs (Blue Bell Creameries)/(Chase Manhattan Bank, New York LOC)	6,000,000
4,640,000		Tulsa County, OK HFA, CDC Municipal Products, Inc. Class A Certificates, (Series 1996-E), Weekly VRDNs (GNMA COL)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	4,640,000

		TOTAL	10,640,000

		Oregon--1.9%
165,000		Oregon State, EDRBs (Series 1988-B), Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/(Wells Fargo Bank, N.A. LOC)	165,000
8,500,000		Port of Morrow, OR, (Series 2001 A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001 C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000

		TOTAL	18,665,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--0.6%
$6,100,000		Allentown, PA Commercial and IDA, (Series 1999), Daily VRDNs (Diocese of Allentown)/(First Union National Bank, Charlotte, NC LOC)	$6,100,000

		Rhode Island--1.5%
2,990,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS, (Series 2001 A31), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	2,990,000
5,100,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS, (Series 2001 A80), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	5,100,000
4,250,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(KeyBank, N.A. LOC)	4,250,000
2,300,000		Warwick, RI, Housing Authority, Revenue Refunding Bonds, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,300,000

		TOTAL	14,640,000

		South Carolina--4.6%
13,000,000		Berkeley County, SC, IDRB, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
1,175,000		Berkeley County, SC, IDRB, (Series 1989), Weekly VRDNs (W.W. Williams Co. Project)/(Bank One, N.A. (Ohio) LOC)	1,175,000
20,000,000		Berkeley County, SC, IDRB, Weekly VRDNs (Nucor Corp.)	20,000,000
400,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank of NC, N.A. LOC)	400,000
650,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank of NC, N.A. LOC)	650,000
400,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank of NC, N.A. LOC)	400,000
3,700,000		South Carolina Job Development Authority, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
3,070,000		South Carolina Jobs EDA, EDR, Weekly VRDNs (Boozer Lumber Company)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,070,000
3,200,000		York County, SC, IDA, (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas LOC)	3,200,000

		TOTAL	45,595,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Dakota--0.3%
$2,500,000		South Dakota Housing Development Authority, (Series 2001-C), 3.25% Bonds, 4/3/2002	$2,500,000

		Tennessee--2.2%
1,500,000		Cheatham County, TN, IDB, (Series 1997 B), Weekly VRDNs (Triton Boat Company)/(AmSouth Bank N.A., Birmingham LOC)	1,500,000
2,000,000		Covington, TN, IDRB, (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
1,700,000		Dickson County, TN, IDRB, (Series 1996), Weekly VRDNs (Tennessee Bun Company, LLC Project)/(PNC Bank, N.A. LOC)	1,700,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds, (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
1,550,000		Knox County, TN, IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,550,000
7,490,000		Memphis, TN Center City Revenue Finance Corp., (PT-1335), Weekly VRDNs (Riverset Apartments)/(Merrill Lynch & Company, Inc. LIQ)/(Merrill Lynch & Company, Inc. LOC)	7,490,000
600,000		South Pittsburg, TN, IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Company)/(SunTrust Bank LOC)	600,000
4,000,000		Tullahoma, TN, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Company)/(SunTrust Bank LOC)	4,000,000

		TOTAL	21,840,000

		Texas--11.3%
12,000,000		Austin, TX Airport System, MERLOTS (Series 2000 J), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
14,990,000		Austin, TX, Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Company, Inc. LIQ)/(Merrill Lynch & Company, Inc. LOC)	14,990,000
3,500,000		Brazos River Authority, TX PCR, (Series 1999 C), Weekly VRDNs (TXU Electric Company)/(Bank of New York LOC)	3,500,000
6,000,000		Brazos River Authority, TX PCR, Trust Receipts (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Electric Company)/(Bank of New York SWP)	6,000,000
7,000,000		Colorado County, TX, IDC, (Series 2000), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPAL--continued[1]
		Texas--continued
$7,555,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corporation, (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	$7,555,000
9,610,000		Houston, TX Airport System, (Series 2001-B4), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	9,610,000
15,100,000		Midlothian, TX, IDC (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America N.A. LOC)	15,100,000
4,040,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners, Ltd.)/(Bank One, Texas N.A. LOC)	4,040,000
5,500,000		Tarrant County, TX, IDC (Series 1997), Weekly VRDNs (Lear Operations Corp.)/(Chase Manhattan Bank, New York LOC)	5,500,000
13,000,000		Texas State, (Series A), 3.75% TRANs, 8/29/2002	13,092,496
3,825,000		Texas State Department of Housing & Community Affairs, Variable Certificates, (Series 2001 A), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	3,825,000
5,000,000		Trinity River Authority of Texas, Solid Waste Disposal Revenue Bonds, (Series 2001), Weekly VRDNs (Community Waste Disposal, Inc.)/(Wells Fargo Bank, Texas, N.A. LOC)	5,000,000
3,850,000		Waxahachie, TX, IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Company)/(SunTrust Bank LOC)	3,850,000

		TOTAL	111,062,496

		Virginia--2.1%
10,000,000		Campbell County, VA, IDA, Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	10,000,000
1,000,000		Halifax, VA, IDA, MMMs, PCR, 1.55% CP (Virginia Electric Power Company), Mandatory Tender 2/12/2002	1,000,000
6,000,000		Halifax, VA, IDA, MMMs, PCR, 2.75% CP (Virginia Electric Power Company), Mandatory Tender 2/12/2002	6,000,000
3,300,000		Winchester, VA, IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank of NC, N.A. LOC)	3,300,000

		TOTAL	20,300,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--3.7%
$7,000,000		Chelan County, WA Public Utility District No. 1, MERLOTS, (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	$7,000,000
7,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Company)/(Bank of America N.A. LOC)	7,000,000
11,920,000		Spokane, WA Public Facilities District, MERLOTS, (Series 2001 A111), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	11,920,000
3,175,000		Washington State Housing Finance Commission, (Series 2001 2A-S), 3.25% BANs, 4/1/2002	3,175,000
7,000,000		Yakima County, WA Public Corp., (Series 1999), Weekly VRDNs (John I. Haas, Inc.)/(Bayerische Hypotheken-und Vereinsbank AG and Deutsche Bank AG LOCs)	7,000,000

		TOTAL	36,095,000

		West Virginia--1.6%
1,940,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	1,940,000
12,500,000		West Virginia Public Energy Authority, (Series 1989 A), 1.30% CP (Morgantown Associates Project)/(Dexia Public Finance Bank SA LOC), Mandatory Tender 3/1/2002	12,500,000
1,750,000		West Virginia Public Energy Authority, (Series 1989 A), 1.40% CP (Morgantown Associates Project)/(Dexia Public Finance Bank SA LOC), Mandatory Tender 2/1/2002	1,750,000

		TOTAL	16,190,000

		Wisconsin--2.4%
1,000,000		Grand Chute, WI (Series 2000 A), Weekly VRDNs (Pacon Corp.)/(Firstar Bank, N.A. LOC)	1,000,000
3,300,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,300,000
2,735,000		La Crosse, WI, IDA (Series 2000), Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,735,000
2,300,000		Milwaukee, WI (Series 1997), 2.00% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	2,300,000
1,000,000		New Berlin, WI (Series 1997 A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$1,700,000		Prescott, WI School District, 3.25% TRANs, 8/23/2002	$1,705,243
3,880,000		Sussex, WI, IDB (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,880,000
7,360,000		Wisconsin Housing & Economic Development Authority, Trust Receipts, (Series 1997), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	7,360,000

		TOTAL	23,280,243

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$986,871,723

Securities that are subject to alternative minimum tax represent 82.1% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
97.63%	2.37%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At January 31, 2002, these securities amounted to $49,884,133 which represents 5.1% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($984,192,856) at January 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDR	--Economic Development Revenue
EDRB(s)	--Economic Development Revenue Bond(s)
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Board
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Insurance Association
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TAWs	--Tax Anticipation Warrants
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Prime Cash Obligations Fund

January 31, 2002 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--12.0%
	Banking--12.0%
$230,000,000	Abbey National Bank PLC, London, 2.400% - 5.240%, 2/20/2002 - 12/18/2002	$229,999,008
22,000,000	BNP Paribas, 3.880%, 7/24/2002	21,997,972
350,000,000	Bayerische Hypotheken-und Vereinsbank AG, 1.630% - 1.930%, 2/14/2002 - 10/31/2002	350,000,000
144,000,000	Comerica Bank, 3.832% - 5.225%, 2/19/2002 - 7/26/2002	144,000,136
250,000,000	Credit Agricole Indosuez, 1.800% - 1.880%, 2/5/2002 - 10/31/2002	250,000,000
50,000,000	Den Danske Bank A/S, 3.630%, 9/9/2002	49,997,054
12,000,000	Lloyds TSB Bank PLC, London, 1.900%, 2/13/2002	11,999,801
175,000,000	Royal Bank of Canada, Montreal, 2.200% - 4.215%, 6/19/2002 - 2/18/2003	174,995,472
90,000,000	Societe Generale, Paris, 3.865%, 7/29/2002	89,985,064
203,000,000	Svenska Handelsbanken, Stockholm, 1.900% - 3.880%, 6/10/2002 - 7/24/2002	202,985,936
100,000,000	UBS AG, 1.790%, 2/12/2002	100,000,000

	TOTAL CERTIFICATES OF DEPOSIT	1,625,960,443

	COLLATERALIZED LOAN AGREEMENTS--15.6%
	Banking--7.0%
250,000,000	ABN AMRO, Inc., 1.935%, 2/1/2002	250,000,000
450,000,000	Deutsche Bank Alex Brown, Inc., 1.925% - 1.935%, 2/1/2002	450,000,000
250,000,000	J.P. Morgan & Co., Inc., 1.945%, 2/1/2002	250,000,000

	TOTAL	950,000,000

	Brokerage--8.6%
125,000,000	Goldman Sachs Group, Inc., 1.915%, 2/1/2002	125,000,000
550,000,000	Merrill Lynch & Co., Inc., 1.905% - 1.915%, 2/1/2002	550,000,000
50,000,000	Morgan Stanley and Co., Inc., 1.965%, 2/1/2002	50,000,000
450,000,000	Salomon Brothers, Inc., 1.925% - 2.015%, 2/1/2002	450,000,000

	TOTAL	1,175,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	2,125,000,000

Principal Amount		Value
	COMMERCIAL PAPER--34.0%[1]
	Banking--11.1%
$180,000,000	Banco Santander Central Hispano, S.A., 1.760% - 2.290%, 2/19/2002 - 4/16/2002	$179,592,939
150,000,000	Barton Capital Corp., 1.690% - 1.800%, 2/5/2002 - 2/13/2002	149,930,611
90,000,000	Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.650%, 4/15/2002	89,698,875
55,000,000	Canadian Imperial Holdings, Inc., (Canadian Imperial Bank of Commerce GTD), 1.802%, 6/11/2002	54,642,103
50,000,000	Den Danske Bank A/S, 1.800%, 3/19/2002	49,885,000
75,000,000	Den Danske Corp., Inc., (Den Danske Bank A/S GTD), 2.120% - 3.630%, 4/16/2002 - 10/28/2002	74,021,403
40,521,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 1.700%, 2/14/2002	40,496,125
225,000,000	KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 1.900% - 2.290%, 2/8/2002 - 2/19/2002	224,819,931
301,493,000	Park Avenue Receivables Corp., 1.690% - 1.750%, 2/14/2002 - 2/15/2002	301,299,916
94,000,000	Santander Central Hispano Finance (Delaware), Inc., (Banco Santander Central Hispano, S.A. GTD), 1.800% - 3.390%, 2/20/2002 - 3/27/2002	93,799,939
201,401,000	Stellar Funding Group Inc., 1.700% - 1.830%, 2/15/2002 - 2/28/2002	201,183,852
45,000,000	Westdeutsche Landesbank Girozentrale, 1.800%, 6/3/2002	44,725,500

	TOTAL	1,504,096,194

	Consumer Products--0.4%
50,000,000	Diageo Capital PLC, (Diageo PLC GTD), 2.010%, 1/14/2003	49,031,292

	Finance -- Automotive--3.2%
100,000,000	FCAR Auto Loan Trust, (Series A1/P1), 1.800%, 3/13/2002	99,800,000
203,000,000	New Center Asset Trust (Series A1+/P1), 1.920%-3.400%, 2/19/2002 - 6/21/2002	202,249,721
135,000,000	New Center Asset Trust, (Series A1/P1), 2.295%, 4/1/2002	134,492,231

	TOTAL	436,541,952

	Finance - Commercial--12.3%
150,000,000	Amsterdam Funding Corp., 1.680% - 1.760%, 2/12/2002 - 3/15/2002	149,769,000
326,646,000	Clipper Receivables Corp., 1.710% - 1.800%, 2/6/2002 - 2/8/2002	326,546,738
304,000,000	Compass Securitization LLC, 1.830% - 2.330%, 2/4/2002 - 2/25/2002	303,740,246
60,000,000	Eureka Securitization Inc., 2.120% - 2.260%, 2/1/2002 - 2/5/2002	59,997,644
50,525,000	Falcon Asset Securitization Corp., 1.680%, 2/8/2002	50,508,495
Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Commercial--continued
$100,000,000	General Electric Capital International Funding, Inc., (General Electric Capital Corp. GTD), 1.730%, 4/23/2002	$99,610,750
120,000,000	General Electric Capital Corp., 2.120%, 10/25/2002	118,120,267
474,707,000	Jupiter Securitization Corp., 1.680% - 1.900%, 2/11/2002 - 6/18/2002	474,159,707
50,000,000	Tyco Capital Corp., 2.290% - 2.310%, 2/6/2002 - 3/1/2002	49,947,132
50,000,000	Windmill Funding Corp., 1.680%, 2/11/2002	49,976,667

	TOTAL	1,682,376,646

	Finance - Equipment--0.2%
25,000,000	John Deere Credit Ltd., (John Deere Capital Corp. GTD), 1.720%, 4/23/2002	24,903,250

	Finance - Retail--1.5%
200,000,000	Edison Asset Securitization LLC, 1.790% - 1.800%, 3/12/2002 - 3/13/2002	199,604,167

	Insurance--5.3%
100,000,000	American General Corp., 2.310%, 3/1/2002	99,820,333
100,000,000	CXC, Inc., 2.020%, 2/11/2002	99,943,889
320,000,000	Galaxy Funding, Inc., 1.680% - 2.360%, 2/12/2002 - 5/6/2002	319,169,597
205,000,000	Paradigm Funding LLC, 1.690% - 1.920%, 2/13/2002 - 4/23/2002	204,552,550

	TOTAL	723,486,369

	TOTAL COMMERCIAL PAPER	4,620,039,870

	BANK NOTES--1.1%
	Banking--1.1%
150,645,000	Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.800%, 2/26/2002	150,456,694

	SHORT-TERM NOTES--9.2%
	Banking--0.3%
25,000,000	Comerica Bank, 1.940%, 8/8/2002	25,014,208
10,000,000	Huntington National Bank, Columbus, OH, 2.350%, 2/4/2002	10,000,047

	TOTAL	35,014,255

	Brokerage--2.7%
305,000,000	Goldman Sachs Group, Inc., 2.025% - 4.030%, 2/1/2002 - 3/8/2002	305,000,000
60,000,000	Merrill Lynch & Co., Inc., 4.180% - 4.500%, 4/16/2002 - 6/5/2002	60,000,000

	TOTAL	365,000,000

Principal Amount		Value
	SHORT-TERM NOTES--continued
	Finance - Automotive--2.3%
$7,475,202	ANRC Auto Owner Trust 2001-A, Class A1, 2.578%, 10/15/2002	$7,475,202
3,691,515	Chase Manhattan Auto Owner Trust 2001-A, Class A1, 3.660%, 8/15/2002	3,691,515
17,324,823	Ford Credit Auto Owner Trust 2001-E, Class A1, 2.583%, 6/15/2002	17,324,823
64,000,000	Ford Credit Auto Owner Trust 2002-A, Class A1, 1.820%, 1/15/2003	64,000,000
86,635,779	Honda Auto Receivables 2001-1 Owner Trust, Class A1, 2.388%, 11/8/2002	86,635,779
19,054,864	Household Automotive Trust 2001-3, Class A-1, 2.382%, 11/18/2002	19,054,864
33,160,072	MMCA Auto Trust 2001-3, Class A1, 2.470%, 10/15/2002	33,160,072
55,000,000	Nissan Auto Receivables Owner Trust 2002-A, Class A1, 1.843%, 2/10/2003	55,000,000
30,668,617	World Omni Auto Receivables Trust 2001-B, Class A1, 1.950%, 10/21/2002	30,668,617

	TOTAL	317,010,872

	Finance - Equipment--0.3%
15,391,073	CNH Equipment Trust 2001-B, Class A1, 2.112%, 12/16/2002	15,391,073
30,000,000	John Deere Capital Corp., 2.145%, 2/8/2002	29,999,807

	TOTAL	45,390,880

	Finance - Securities--2.7%
119,075,000	Beta Finance, Inc., (Beta Finance Corp. GTD), 2.420% - 5.100%, 2/7/2002 - 2/7/2003	119,074,726
30,000,000	K2 (USA) LLC, (K2 Corp. GTD), 2.080%, 1/28/2003	30,000,000
215,600,000	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 2.510% - 5.270%, 2/20/2002 - 2/26/2003	215,599,919

	TOTAL	364,674,645

	Insurance--0.3%
5,253,038	Americredit Automobile Receivables Trust 2001-B, Class A1, 3.760%, 8/6/2002	5,253,038
25,654,444	Americredit Automobile Receivables Trust 2001-D, Class A1, (FSA INS), 2.391%, 11/12/2002	25,654,444
8,409,868	Franklin Auto Trust 2001-2, Class A1, (MBIA Insurance Corp. INS), 2.103%, 12/20/2002	8,409,867

	TOTAL	39,317,349

	Retail--0.1%
7,500,000	Wal-Mart Stores, Inc., 6.875%, 8/1/2002	7,651,445

Principal Amount		Value
	SHORT-TERM NOTES--continued
	Telecommunications--0.5%
$71,000,000	BellSouth Corp., 4.287%, 4/26/2002	$71,121,737

	TOTAL SHORT-TERM NOTES	1,245,181,183

	LOAN PARTICIPATION--0.1%
	Electrical Equipment--0.1%
16,700,000	Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 1.760%, 5/17/2002	16,700,000

	MUTUAL FUND--3.8%
	Asset Management--3.8%
515,000,000	Nations Money Market Reserves, 1.981%, 2/1/2002	515,000,000

	NOTES - VARIABLE--16.8%[2]
	Banking--6.5%
2,925,000	6380 Brackbill Associates, LP, (Series 2000), (Allfirst LOC), 1.810%, 2/1/2002	2,925,000
5,983,000	Aaron Oil Co., Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	5,983,000
7,050,000	Acton Realty Investors LLP, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	7,050,000
3,715,000	Alabama State IDA, (Regions Bank, Alabama LOC), 1.890%, 2/7/2002	3,715,000
2,000,000	Albuquerque, NM, (Series 1997), El Canto, Inc., (Norwest Bank Minnesota, N.A. LOC), 2.110%, 2/7/2002	2,000,000
4,950,000	American Custom Yachts, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	4,950,000
11,500,000	Badger Mining Corp., (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	11,500,000
50,000,000	Bank of America N.A., 2.081%, 2/19/2002	50,007,500
6,600,000	Barton Healthcare LLC, (American National Bank & Trust Co., Chicago LOC), 2.000%, 2/7/2002	6,600,000
950,000	Beech Grove, IN, (Series 1997), Poster Display Co. Project, (Bank One, Indiana, N.A. LOC), 2.050%, 2/7/2002	950,000
5,700,000	Bing Steel Management, Inc., (Series 2000), (Michigan National Bank, Farmington Hills LOC), 1.930%, 2/6/2002	5,700,000
2,300,000	Birmingham Fastener and Supply, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,300,000
3,440,000	Boyd-Plott LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,440,000
6,270,000	Brownsburg Christian Church, Inc., (Series 2000), (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	6,270,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$3,290,000	Brumfield Properties, Inc., (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 1.900%, 2/7/2002	$3,290,000
1,550,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,550,000
7,750,000	California Statewide Communities Development Authority, Revenue Bonds, (U.S. Bank N.A., MN LOC), 1.900%, 2/1/2002	7,750,000
2,600,000	CAM International LP, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,600,000
2,585,000	Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.890%, 2/7/2002	2,585,000
5,447,000	Capital One Funding Corp., (Series 1993-A), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	5,447,000
7,486,000	Capital One Funding Corp., (Series 1994-E), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	7,486,000
6,757,000	Capital One Funding Corp., (Series 1996-G), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	6,757,000
11,889,000	Capital One Funding Corp., (Series 2001-B), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	11,889,000
13,800,000	Capital One Funding Corp., (Series 2001-C), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	13,800,000
3,614,000	Capital One Funding Corp., (Series 1997-F), (Bank One, Texas, N.A. LOC), 1.950%, 2/7/2002	3,614,000
4,562,000	Capital One Funding Corp., (Series 1995-C), (Bank One, Wisconsin, N.A. LOC), 1.950%, 2/7/2002	4,562,000
2,735,000	Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	2,735,000
8,610,000	Cedarville College Ohio, (Series 1998), (KeyBank, N.A. LOC), 2.050%, 2/7/2002	8,610,000
8,000,000	Central Penn, Inc., (Allfirst Bank LOC), 1.810%, 2/1/2002	8,000,000
4,200,000	Charapp Family LP, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	4,200,000
7,985,000	Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.860%, 2/7/2002	7,985,000
10,100,000	Charlotte Christian School, (Series 1999), (Wachovia Bank of NC, N.A. LOC), 1.850%, 2/6/2002	10,100,000
1,380,000	Children's Defense Fund, (Allfirst LOC), 1.910%, 2/5/2002	1,380,000
3,450,000	Cleveland Country Club, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,450,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$6,500,000	Cleveland, TN IDB, Revenue Bonds, (Wachovia Bank of NC, N.A. LOC), 1.950%, 2/6/2002	$6,500,000
8,750,000	Coilplus-Alabama, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.940%, 2/7/2002	8,750,000
12,170,000	Community Centre Group of Cos., (Comerica Bank LOC), 1.930%, 2/7/2002	12,170,000
5,300,000	Davis Industries, Inc., (Comerica Bank LOC), 1.950%, 2/7/2002	5,300,000
5,000,000	Destin Water Users, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	5,000,000
5,750,000	Dick Corp. Headquarters LP, (Series 2001), (National City Bank, Pennsylvania LOC), 2.050%, 2/7/2002	5,750,000
6,100,000	Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	6,100,000
1,900,000	Elliott Aviation, Inc., (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	1,900,000
5,460,000	Elmira Downtown Arena, LLC, (KeyBank, N.A. LOC), 2.050%, 2/7/2002	5,460,000
995,000	Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	995,000
4,000,000	Engle Printing & Publishing, (Series 2001), (Allfirst LOC), 1.810%, 2/1/2002	4,000,000
4,000,000	Excel Mining Systems, Inc., (Series 2001), (Australia & New Zealand Banking Group, Melbourne LOC), 1.970%, 2/7/2002	4,000,000
680,000	Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	680,000
2,500,000	Frank Nelson Building of Birmingham LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,500,000
3,572,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst LOC), 1.810%, 2/1/2002	3,572,000
6,130,000	Franklin County, OH, Edison Welding, (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.980%, 2/7/2002	6,130,000
1,200,000	Fredricksburg, VA IDA, (SunTrust Bank LOC), 2.000%, 2/6/2002	1,200,000
6,170,000	Freeport, IL, (Firstar Bank, N.A. LOC), 1.860%, 2/7/2002	6,170,000
1,685,000	Galasso Materials, LLC and Galasso Holdings, LLC, (Series 1998), (KeyBank, N.A. LOC), 2.050%, 2/7/2002	1,685,000
3,780,000	Galliano Marine Service, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.900%, 2/7/2002	3,780,000
7,695,000	Gannett Fleming, Inc., (Series 2001), (Allfirst LOC), 1.810%, 2/1/2002	7,695,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$6,500,000	Gary, IN, Redevelopment District, (American National Bank & Trust Co., Chicago LOC), 1.960%, 2/7/2002	$6,500,000
3,630,000	Georgia Ports Authority, Colonel's Island Terminal Project, (Series 1996-A), Revenue Bonds, (SunTrust Bank, Atlanta LOC), 1.950%, 2/6/2002	3,630,000
1,310,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.980%, 2/7/2002	1,310,000
1,220,000	Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Allfirst LOC), 1.810%, 2/6/2002	1,220,000
2,050,000	Graywood Farms LLC, (Allfirst LOC), 1.810%, 2/1/2002	2,050,000
3,325,000	Harvey A. Tolson, (Firstar Bank, N.A. LOC), 2.030%, 2/7/2002	3,325,000
10,110,000	Home City Ice Co. & H.C. Transport, (Series 2000), (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	10,110,000
6,500,000	Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.900%, 2/7/2002	6,500,000
6,300,000	IT Spring Wire, LLC, (Series 1997), (Fifth Third Bank, Cincinnati LOC), 2.050%, 2/7/2002	6,300,000
8,000,000	Ilsco Corp., (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	8,000,000
1,780,000	J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	1,780,000
8,500,000	KinderCare Learning Centers, Inc., (Series B), (Chase Manhattan Bank N.A., New York LOC), 2.000%, 2/6/2002	8,500,000
1,815,000	Kit Carson County, CO, Midwest Farms LLC Project, (Norwest Bank Minnesota, N.A. LOC), 1.950%, 2/6/2002	1,815,000
2,000,000	Kraft Automotive/Properties Group, Inc., (Michigan National Bank, Farmington Hills LOC), 1.980%, 2/6/2002	2,000,000
4,500,000	LCO Ventures & Realty, (Fleet National Bank LOC), 2.000%, 2/6/2002	4,500,000
6,000,000	La Vern, CA, IDA, Mobile Tool International, Inc. Project, (Series 1998-B), (Fleet Bank N.A. LOC), 2.030%, 2/7/2002	6,000,000
3,090,000	Life Church Birmingham, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,090,000
3,920,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 1.930%, 2/7/2002	3,920,000
37,236,257	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.739%, 2/19/2002	37,236,217
5,000,000	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Guaranteed by First Union National Bank, Charlotte, NC), 1.930%, 2/6/2002	5,000,000
31,585,000	M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 2.000%, 2/7/2002	31,585,000
4,000,000	MBE Investment Co. LLC, EH Investment Company, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 2.050%, 2/7/2002	4,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$11,120,000	MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 1.950%, 2/7/2002	$11,120,000
30,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.970%, 3/27/2002	30,000,000
2,150,000	MacDonald & Associates LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,150,000
4,315,000	Maryland EDC, Human Genome Sciences, (Series 1999A), (Allfirst LOC), 1.810%, 2/5/2002	4,315,000
50,000,000	Maryland EDC, Human Genome Sciences, (Series 2001A), (Allfirst LOC), 1.810%, 2/5/2002	50,000,000
8,700,000	Medical Arts Capital LLC, (Series 2001), (Regions Bank, Alabama LOC), 1.930%, 2/7/2002	8,700,000
1,280,000	Michigan State Housing Development Authority, (Series 1999B), Lexington Place Apartments, (Bank of America N.A. LOC), 1.940%, 2/7/2002	1,280,000
4,300,000	Mile Bluff Clinic Building Partnership, (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	4,300,000
1,400,000	Mississippi Business Finance Corp., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	1,400,000
3,060,000	Mississippi Business Finance Corp., MS IDR, (Bank One, Illinois, N.A. LOC), 1.900%, 2/7/2002	3,060,000
1,600,000	Multicraft International LP, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	1,600,000
2,740,000	New Berlin, WI, Sunraider LLC, (Series 1997B), (Bank One, Wisconsin, N.A. LOC), 2.050%, 2/7/2002	2,740,000
3,600,000	New Jersey EDA, Morey Organization, Inc. Project (Series 1997), (First Union National Bank, Charlotte, NC LOC), 1.920%, 2/6/2002	3,600,000
2,565,000	New Jersey EDA, Pheonix Realty Partners, (First Union National Bank, Charlotte, NC LOC), 1.990%, 2/6/2002	2,565,000
5,650,000	Norcross Investment Group, LLC, (Regions Bank, Alabama LOC), 1.930%, 2/7/2002	5,650,000
40,000,000	Novant Health, Inc., (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.850%, 2/6/2002	40,000,000
7,630,000	O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	7,630,000
3,230,000	Oakwoods Master LP, (series 1997), (AmSouth Bank N.A., Birmingham LOC), 1.860%, 2/7/2002	3,230,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$4,385,000	P.C.I. Paper Conversions, Inc., (Series 2000), (KeyBank, N.A. LOC), 2.050%, 2/7/2002	$4,385,000
10,900,000	PVF Finance LLC, (Allfirst Bank LOC), 1.810%, 2/1/2002	10,900,000
3,000,000	Parker Towing Co., Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,000,000
7,910,000	Pepin Distributing Co., (First Union National Bank, Charlotte, NC LOC), 1.890%, 2/7/2002	7,910,000
845,000	Poseyville, IN, North American Green, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.860%, 2/7/2002	845,000
9,023,000	Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 1.950%, 2/7/2002	9,023,000
6,775,000	R & J Investment Co., (Bank One, N.A. (Ohio) LOC), 1.930%, 2/7/2002	6,775,000
3,300,000	Riverchase Country Club, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,300,000
20,000,000	SMM Trust, (Series 2001-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 1.900%, 3/15/2002	20,000,000
1,529,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 2.000%, 2/7/2002	1,529,000
7,000,000	Santa Rosa, CA, (Westdeutsche Landesbank Girozentrale LOC), 1.950%, 2/7/2002	7,000,000
18,500,000	Seeber USA, LLP, (Series 2000), (Commerzbank AG, Frankfurt LOC), 1.850%, 2/6/2002	18,500,000
5,850,000	Sioux-Preme Packing Co., (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	5,850,000
3,440,000	Solon Properties, LLC, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	3,440,000
10,025,000	Stow-Glen Properties LLC, (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	10,025,000
2,735,000	Sussex County, DE, IDB, Revenue Bonds, Rehoboth Mall Project, (Allfirst Bank LOC), 1.810%, 2/1/2002	2,735,000
985,000	TDB Realty, Ltd., (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	985,000
1,405,000	Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 1.950%, 2/6/2002	1,405,000
4,000,000	Tarrant Hydraulics Services LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	4,000,000
3,100,000	Team Rahal of Pittsburgh, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	3,100,000
1,670,000	Trap Rock Industries, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 1.940%, 2/6/2002	1,670,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$845,000	Triple O, LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.970%, 2/7/2002	$845,000
2,795,000	University Ltd. Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,795,000
4,220,000	VLF, LLC, The Village of Lovejoy, Fountain Project, (KeyBank, N.A. LOC), 2.000%, 2/7/2002	4,220,000
1,982,000	Valleydale Baptist Church, (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	1,982,000
2,000,000	Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	2,000,000
5,575,000	Vista Grande Villa, MI Revenue Bonds, (Lasalle Bank, N.A. LOC), 1.930%, 2/7/2002	5,575,000
9,772,500	WCN Properties, Inc., (Series 2000), (Allfirst LOC), 1.810%, 2/1/2002	9,772,500
6,500,000	WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.930%, 2/7/2002	6,500,000
4,500,000	Watson St. Louis Property LLC, (Series 2001), (U.S. Bank N.A., MN LOC), 1.980%, 2/7/2002	4,500,000
3,840,000	Weaver Rentals LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	3,840,000
6,400,000	Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.930%, 2/7/2002	6,400,000
25,000,000	Wells Fargo & Co., 1.830%, 2/14/2002	25,000,000
11,345,000	Wildcat Management Ltd., Inc., (Series 1999), (Firstar Bank Cincinnati, N.A. LOC), 1.980%, 2/7/2002	11,345,000

	TOTAL	883,380,217

	Brokerage--0.8%
82,000,000	Goldman Sachs Group, Inc., 1.780% - 1.942%, 2/12/2002 - 3/21/2002	82,000,000
20,000,000	Salomon Smith Barney Holdings, Inc., 2.101%, 4/1/2002	20,007,862

	TOTAL	102,007,862

	Chemicals--0.3%
35,000,000	Bayer Corp., 4.750%, 3/19/2002	35,046,210

	Consumer Products--0.5%
70,000,000	Unilever N.V., 1.920%, 4/24/2002	70,067,060

	Finance - Commercial--0.4%
50,000,000	Compass Securitization LLC, 1.813%, 2/9/2002	50,000,000

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Finance - Retail--0.7%
$25,000,000	Bishop's Gate Residential Mortgage Trust 2001-1, (Class A-1), 1.950%, 2/28/2002	$25,000,000
75,000,000	USA Education, Inc., 1.810%, 4/29/2002	74,985,638

	TOTAL	99,985,638

	Finance - Securities--3.6%
237,000,000	K2 (USA) LLC, (K2 Corp. GTD), 1.760% - 1.830%, 2/11/2002 - 2/22/2002	236,990,530
253,000,000	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.800% - 3.520%, 2/1/2002 - 2/21/2002	252,997,685

	TOTAL	489,988,215

	Government Agency--0.0%
985,000	Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA INS), 1.900%, 2/7/2002	985,000
5,600,000	Direct One Funding Corp., (Series 2001), (FNMA LOC), 1.900%, 2/7/2002	5,600,000

	TOTAL	6,585,000

	Insurance--3.1%
24,000,000	Allstate Life Insurance Co., 2.013% - 2.075%, 2/1/2002	24,000,000
100,000,000	Compass Securitization LLC, 1.785%, 2/14/2002	99,999,297
27,000,000	First Allmerica Financial Life Insurance Co., 2.355%, 2/4/2002	27,000,000
40,000,000	GE Life and Annuity Assurance Co., 1.873% - 2.181%, 2/1/2002 - 3/1/2002	40,000,000
62,400,000	Jackson National Life Insurance Co., 1.840% - 2.040%, 2/22/2002 - 4/1/2002	62,400,000
7,272,596	Liquid Asset Backed Securities Trust, (Series 1997-3), (AMBAC GTD), 1.870%, 3/27/2002	7,272,596
44,000,000	Monumental Life Insurance Co., 1.980% - 3.000%, 2/1/2002 - 2/28/2002	44,000,000
30,000,000	New York Life Insurance Co., 2.181%, 2/28/2002	30,000,000
10,000,000	Premium Asset Trust, (Series 2000-5), (Hartford Life Insurance Co. INS), 2.054%, 2/1/2002	10,002,921
15,000,000	Protective Life Insurance Co., 2.380%, 2/1/2002	15,000,000
35,000,000	Security Life of Denver Insurance Co., 1.900% - 1.970%, 3/26/2002 - 4/24/2002	35,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 2.021%, 4/1/2002	25,000,000
10,000,000	Travelers Insurance Co., 1.981%, 4/1/2002	10,000,000

	TOTAL	429,674,814

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Telecommunications--0.9%
$36,000,000	BellSouth Telecommunications, Inc., 2.011%, 3/4/2002	$36,000,000
82,500,000	Verizon Global Funding, 1.860% - 2.260%, 2/4/2002 - 3/20/2002	82,527,385

	TOTAL	118,527,385

	TOTAL NOTES -- VARIABLE	2,285,262,401

	TIME DEPOSIT--3.0%
	Banking--3.0%
400,000,000	UBS AG, 1.812%, 2/1/2002	400,000,000

	REPURCHASE AGREEMENTS--4.9%[3]
250,000,000	Bank of America LLC, 1.940%, dated 1/31/2002, due 2/1/2002	250,000,000
185,000,000	J.P. Morgan & Co., Inc., 1.940%, dated 1/31/2002, due 2/1/2002	185,000,000
100,000,000	Merrill Lynch & Co., Inc., 1.900%, dated 1/31/2002, due 2/1/2002	100,000,000
135,231,000	Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	135,231,000

	TOTAL REPURCHASE AGREEMENTS	670,231,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$13,653,831,591

1 Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($13,585,422,534) at January 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDC	--Economic Development Commission
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Prime Value Obligations Fund

January 31, 2002 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--10.6%
	Banking--10.6%
$50,000,000	Abbey National Bank PLC, London, 5.240%, 2/20/2002	$50,000,000
50,000,000	BNP Paribas, 1.830%, 10/17/2002	50,000,000
150,000,000	Bayerische Hypotheken-und Vereinsbank AG, 1.630% - 1.950%, 2/14/2002 - 4/15/2002	150,000,000
102,500,000	Comerica Bank, 3.832% - 5.210%, 2/19/2002 - 7/26/2002	102,500,247
150,000,000	Credit Agricole Indosuez, 1.800%, 2/5/2002	150,000,000
25,000,000	Royal Bank of Canada, Montreal, 4.215%, 6/19/2002	24,997,710
100,000,000	Royal Bank of Scotland PLC, Edinburgh, 2.445%, 4/4/2002	100,022,928
90,000,000	Societe Generale, Paris, 3.865%, 7/29/2002	89,985,064
50,000,000	Svenska Handelsbanken Inc., Stockholm, 5.060%, 2/4/2002	50,012,864
427,000,000	UBS AG, 2.158% - 5.220%, 2/20/2002 - 2/18/2003	426,896,146

	TOTAL CERTIFICATES OF DEPOSIT	1,194,414,959

	COLLATERALIZED LOAN AGREEMENTS--13.4%
	Banking--6.2%
250,000,000	ABN AMRO, Inc., 1.935%, 2/1/2002	250,000,000
100,000,000	Deutsche Banc Alex Brown, Inc., 1.925%, 2/1/2002	100,000,000
100,000,000	First Union Securities, Inc., 1.975%, 2/1/2002	100,000,000
250,000,000	J.P. Morgan Securities, Inc., 1.940%, 2/1/2002	250,000,000

	TOTAL	700,000,000

	Brokerage--7.2%
140,000,000	Bear Stearns Cos., Inc., 1.970%, 2/1/2002	140,000,000
75,000,000	Goldman Sachs Group Inc., 2.035%, 2/1/2002	75,000,000
100,000,000	Lehman Brothers, Inc., 2.055%, 2/1/2002	100,000,000
500,000,000	Salomon Brothers, Inc., 1.925% - 2.015%, 2/1/2002	500,000,000

	TOTAL	815,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	1,515,000,000

Principal Amount		Value
	COMMERCIAL PAPER--25.7%[1]
	Banking--6.2%
$80,000,000	Banco Santander Central Hispano, S.A., 1.760% - 2.300%, 3/12/2002 - 4/2/2002	$79,751,133
204,549,000	Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.700%, 2/19/2002	204,375,133
52,000,000	Canadian Imperial Holdings, Inc., (Canadian Imperial Bank of Commerce GTD), 1.802%, 6/11/2002	51,661,624
50,000,000	Den Danske Bank A/S, 1.800%, 3/19/2002	49,885,000
50,000,000	Den Danske Corp., Inc., (Den Danske Bank A/S GTD), 3.630% - 3.685%, 4/12/2002 - 4/16/2002	49,637,290
25,000,000	Halifax PLC, 2.265%, 4/2/2002	24,905,625
235,000,000	KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 1.620% - 2.290%, 2/19/2002 - 4/16/2002	234,447,186

	TOTAL	694,662,991

	Consumer Products--0.4%
50,000,000	Diageo Capital PLC, (Diageo PLC GTD), 2.010%, 1/14/2003	49,031,292

	Finance -- Automotive--3.5%
100,000,000	FCAR Auto Loan Trust I, (Series A1/P1), 1.800%, 3/15/2002	99,790,000
113,000,000	Ford Motor Credit Co., 2.140% - 2.800%, 2/26/2002 - 4/8/2002	112,711,999
186,000,000	New Center Asset Trust, (Series A1+/P1), 1.920% - 2.980%, 3/7/2002 - 6/21/2002	185,304,341

	TOTAL	397,806,340

	Finance -- Commercial--5.4%
125,000,000	Amsterdam Funding Corp., 1.680% - 2.020%, 2/11/2002 - 2/21/2002	124,900,792
35,000,000	Eureka Securitization Inc., 2.120%, 2/5/2002	34,991,756
23,000,000	Falcon Asset Securitization Corp., 1.680%, 2/19/2002	22,980,680
70,000,000	GE Capital International Funding, Inc., (General Electric Capital Corp. GTD), 2.150%, 2/22/2002	69,912,208
62,000,000	General Electric Capital Corp., 2.120%, 10/25/2002	61,028,804
169,000,000	Jupiter Securitization Corp., 1.830%, 2/28/2002	168,768,048
125,000,000	Tyco Capital Corp., 2.310% - 2.315%, 3/1/2002 - 3/4/2002	124,755,736

	TOTAL	607,338,024

	Finance -- Retail--0.2%
25,000,000	Countrywide Home Loans, Inc., 1.790%, 3/28/2002	24,931,632

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance -- Securities--0.7%
$50,000,000	Beta Finance, Inc., (Beta Finance Corp. GTD), 3.390%, 2/25/2002	$49,887,000
25,000,000	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 3.390%, 2/21/2002	24,952,917

	TOTAL	74,839,917

	Food & Beverage--1.0%
114,300,000	General Mills, Inc., 2.120% - 2.650%, 2/8/2002 - 4/9/2002	114,197,297

	Insurance--7.9%
238,000,000	Compass Securitization LLC, 1.910% - 2.330%, 2/12/2002 - 2/25/2002	237,782,445
429,000,000	Galaxy Funding, Inc., 1.790% - 2.330%, 2/8/2002 - 4/15/2002	428,333,047
49,000,000	General Re Corp., 2.300%, 4/8/2002	48,793,383
50,000,000	Paradigm Funding LLC, 2.070%, 2/26/2002	49,928,125
129,560,000	Sheffield Receivables Corp., 1.690%, 2/13/2002	129,487,015

	TOTAL	894,324,015

	Machinery, Equipment, Auto--0.4%
40,000,000	John Deere Capital Corp., (Deere & Co. SA), 1.740%, 4/23/2002	39,843,400

	TOTAL COMMERCIAL PAPER	2,896,974,908

	SHORT TERM NOTES--10.9%
	Banking--0.3%
10,000,000	Chase Manhattan Corp., 2.200%, 5/21/2002	10,000,323
25,000,000	Comerica Bank, 1.920%, 8/8/2002	25,014,208

	TOTAL	35,014,531

	Brokerage--4.6%
175,000,000	Bear Stearns Company., Inc., 2.025%, 2/1/2002	175,000,000
320,000,000	Goldman Sachs Group, Inc., 2.470% - 4.030%, 2/1/2002 -- 3/8/2002	320,000,000
30,000,000	Merrill Lynch & Co., Inc., 4.180%, 6/5/2002	30,000,000

	TOTAL	525,000,000

	Finance -- Automotive--1.8%
34,690,016	Chevy Chase Auto Receivables Trust, (Series 2001-3), Class A-1, 2.037%, 12/16/2002	34,690,016
13,985,098	Ford Credit Auto Owner Trust, (Series 2001-E), Class A-1, 2.583%, 6/15/2002	13,985,098
7,200,000	General Motors Acceptance Corp., 6.750%, 2/7/2002	7,203,251
72,603,223	Honda Auto Receivables Owner Trust, (Series 2001-3), Class A-1, 2.389%, 11/8/2002	72,603,223
Principal Amount		Value
	SHORT-TERM NOTES--continued
	Finance - Automotive--continued
$29,391,882	MMCA Automobile Trust, (Series 2001-3), Class A1, 2.470%, 10/15/2002	$29,391,882
30,539,989	Nissan Auto Lease Trust, (Series 2001-A), Class A1, 1.995%, 11/15/2002	30,539,989
16,000,000	Nissan Auto Receivables Owner Trust, (Series 2002-A), Class A1, 1.843%, 2/10/2003	16,000,000

	TOTAL	204,413,459

	Finance -- Equipment--0.4%
15,391,073	CNH Equipment Trust 2001 B, Class A1, 2.112%, 12/16/2002	15,391,073
30,000,000	John Deere Capital Corp., 2.145%, 2/8/2002	29,999,807

	TOTAL	45,390,880

	Finance -- Securities--2.6%
24,000,000	Beta Finance, Inc., (Beta Finance Corp. GTD), 3.900%, 6/28/2002	24,000,000
70,000,000	K2 (USA) LLC, (K2 Corp. GTD), 2.250% - 2.860%, 9/30/2002 - 11/18/2002	70,000,000
194,000,000	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 2.510% - 5.270%, 2/20/2002 - 2/26/2003	193,999,995

	TOTAL	287,999,995

	Insurance--0.5%
29,075,037	Americredit Automobile Receivables Trust, (Series 2001-D), Class A1, (FSA INS), 2.391%, 11/12/2002	29,075,037
21,024,669	Franklin Auto Trust, (Series 2001-2), Class A1, (MBIA INS), 2.103%, 12/20/2002	21,024,669
622,976	Long Beach Acceptance Auto Receivables Trust, (Series 2001-A), Class A1, (FSA INS), 4.010%, 7/13/2002	622,976
4,747,058	WFS Financial Owner Trust, (Series 2001-C), Class A1, (FSA INS), 3.640%, 6/20/2002	4,747,058

	TOTAL	55,469,740

	Telecommunications--0.7%
75,000,000	BellSouth Corp., 4.287%, 4/26/2002	74,997,750

	TOTAL SHORT-TERM NOTES	1,228,286,355

	LOAN PARTICIPATION--1.9%
	Electrical Equipment--0.1%
16,600,000	Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 1.760%, 5/17/2002	16,600,000

	Finance -- Retail--1.8%
200,000,000	Countrywide Home Loans, Inc., 1.750% - 1.820%, 3/25/2002 - 3/26/2002	200,000,000

	TOTAL LOAN PARTICIPATION	216,600,000

Principal Amount		Value
	NOTES - VARIABLE--18.3%[2]
	Banking--6.6%
$5,420,000	35 North Fourth Street Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	$5,420,000
4,600,000	4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.050%, 2/7/2002	4,600,000
667,500	Alabama State IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.860%, 2/1/2002	667,500
1,146,000	American Health Care Centers, (Series 1998), (FirstMerit Bank, N.A. LOC), 2.130%, 2/7/2002	1,146,000
8,720,000	Anchor Holdings LLC, (Series 2000), (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	8,720,000
5,000,000	Bank of America N.A., 2.076%, 2/11/2002	5,000,174
1,385,000	Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,385,000
2,320,000	Bluff City Buick, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,320,000
2,850,000	Bon Secour, Ltd., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,850,000
7,695,000	Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.870%, 2/1/2002	7,695,000
6,340,000	Briarwood LP, (Series 1999), (Bank One, N.A. (Ohio) LOC), 1.960%, 2/7/2002	6,340,000
6,625,000	Brumfield Properties, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.900%, 2/7/2002	6,625,000
8,725,000	Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.960%, 2/7/2002	8,725,000
1,535,000	Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.970%, 2/7/2002	1,535,000
9,158,000	Capital One Funding Corp., (Series 1996-C), (Bank One, N.A. (Ohio) LOC), 1.950%, 2/7/2002	9,158,000
160,000	Carmel, IN, Telamon Corp., (Series 1996-C), (Huntington National Bank, Columbus, OH LOC), 2.020%, 2/7/2002	160,000
840,000	Carmel, IN, Telamon Corp., (Series A), (Huntington National Bank, Columbus, OH LOC), 2.020%, 2/7/2002	840,000
890,000	Carmel, IN, Telamon Corp., (Series B), (Huntington National Bank, Columbus, OH LOC), 2.020%, 2/7/2002	890,000
5,295,000	Century Drive Associates, (Series 2001), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 2.030%, 2/6/2002	5,295,000
4,000,000	City Wholesale, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.910%, 2/1/2002	4,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$5,600,000	Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.900%, 2/7/2002	$5,600,000
825,000	Colorado Health Facilities Authority, (Series B), (Bank One, Colorado LOC), 2.100%, 2/7/2002	825,000
4,955,000	Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 1.980%, 2/7/2002	4,955,000
50,000,000	Comerica Bank, 1.725%, 2/28/2002	49,996,401
8,950,000	Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.960%, 2/1/2002	8,950,000
1,785,000	Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,785,000
7,200,000	Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	7,200,000
4,925,000	DLR Investments, Inc., (Series 2000), Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 1.930%, 2/7/2002	4,925,000
5,570,000	Dellridge Care Center LP, (Series 1997), (Allfirst Bank LOC), 1.810%, 2/5/2002	5,570,000
8,595,000	ERC Real Estate LLC, (KeyBank, N.A. LOC), 2.050%, 2/7/2002	8,595,000
65,000,000	Fleet National Bank, 1.975% - 2.090%, 2/28/2002 -- 3/6/2002	65,035,130
8,645,000	Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.870%, 2/7/2002	8,645,000
3,572,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst Bank LOC), 1.810%, 2/1/2002	3,572,000
3,845,000	Gannett Fleming, Inc., (Series 2001), (Allfirst Bank LOC), 1.810%, 2/1/2002	3,845,000
2,235,000	Gateway Foods, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,235,000
3,400,000	Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.910%, 2/1/2002	3,400,000
9,860,000	Georgetown, KY Educational Institution, (Series 1997-A), (Bank One, Kentucky LOC), 2.005%, 2/7/2002	9,860,000
5,400,000	Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 2.020%, 2/7/2002	5,400,000
7,840,000	Green Clinic Management Co, LLC, (Regions Bank, Alabama LOC), 1.930%, 2/7/2002	7,840,000
15,000,000	Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000 A), (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	15,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$2,000,000	Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000 B), (Firstar Bank, N.A. LOC), 1.950%, 2/6/2002	$2,000,000
5,000,000	H.C. Equities LP, (First Union National Bank, Charlotte, N.C. LOC), 1.910%, 2/7/2002	5,000,000
6,600,000	HFS Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	6,600,000
12,600,000	Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 1.96%, 2/7/2002	12,600,000
9,735,000	Healthcare Funding LLC, (Series 1999), (National City Bank, Michigan/Illinois LOC), 2.020%, 2/7/2002	9,735,000
9,330,000	Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 2.020%, 2/7/2002	9,330,000
19,400,000	ICS-Remington, LLC, (First Commercial Bank, Birmingham, AL LOC), 1.960%, 2/7/2002	19,400,000
1,000,000	Ilsco Corp., (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	1,000,000
3,800,000	Indian Hills Country Club, (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 2/7/2002	3,800,000
1,315,000	J.W. Harris, Inc. (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	1,315,000
1,000,000	Jeffersonville, IN, (Series 1997-B), Wayne Steel, Inc., (Bank One, N.A. (Ohio) LOC), 2.050%, 2/7/2002	1,000,000
5,500,000	Kenwood Country Club, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	5,500,000
1,350,000	Laird's Auto Glass & Trim, Inc., (Michigan National Bank, Farmington Hills LOC), 1.980%, 2/6/2002	1,350,000
4,000,000	Lake Sherwood Senior Living Center LLC, (Union Planters National Bank, Memphis, TN LOC), 2.110%, 2/7/2002	4,000,000
6,900,000	Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 1.870%, 2/1/2002	6,900,000
3,115,000	Lincoln Park Associates LP, (Bank One, N.A. (Chicago) LOC), 1.930%, 2/7/2002	3,115,000
2,000,000	Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.840%, 2/15/2002	2,000,000
6,402,306	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.739%, 2/19/2002	6,402,306
5,125,000	M & C Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	5,125,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$20,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.970%, 3/27/2002	$20,000,000
9,335,000	Maples Industries, Inc., (Regions Bank, Alabama LOC), 1.900%, 2/7/2002	9,335,000
1,110,000	Maryland Economic Development Corp., (Series 2001-B), (Pharmaceutics International, Inc.), (Allfirst Bank LOC), 1.810%, 2/1/2002	1,110,000
4,575,000	Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Allfirst LOC), 1.810%, 2/1/2002	4,575,000
3,300,000	Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.910%, 2/1/2002	3,300,000
7,645,000	McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.860%, 2/1/2002	7,645,000
15,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.974%, 3/11/2002	15,000,000
11,000,000	Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.960%, 2/7/2002	11,000,000
4,380,000	Neron Real Estate LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	4,380,000
5,960,000	Oaklawn Hospital, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 1.930%, 2/6/2002	5,960,000
7,900,000	Olive Baptist Church, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	7,900,000
2,917,500	Orange Beach Marina, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	2,917,500
8,875,000	Perfect Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	8,875,000
6,860,000	Pine Ridge Associates, Ltd., (Mellon Bank N.A., Pittsburgh LOC), 2.050%, 2/6/2002	6,860,000
4,716,000	Quality Synthetic Rubber Co., (Series 2000), (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	4,716,000
16,100,000	Riderwood Village, Inc., (Allfirst Bank LOC), 1.930%, 2/7/2002	16,100,000
6,820,000	Royal Wine Corp. and KFP International Ltd., (Series 1998), (Key Bank, N.A. LOC), 2.050%, 2/7/2002	6,820,000
6,520,000	Rubloff-Rockford, LLC, (Series 1997), (National City Bank, Michigan/Illinois LOC), 2.010%, 2/7/2002	6,520,000
20,000,000	SMM Trust, (Series 2001-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 1.900%, 3/15/2002	20,000,000
15,000,000	SMM Trust, (Series 2001-N), (Morgan Guaranty Trust Co., New York LOC), 1.901%, 3/19/2002	15,000,000
840,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 2.000%, 2/7/2002	840,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$22,000,000	Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.960%, 2/7/2002	$22,000,000
12,840,000	Scranton Times LP, (Series 1997), (PNC Bank, N.A. LOC), 2.000%, 2/4/2002	12,840,000
20,000,000	Sea Island Company, (Columbus Bank and Trust Co., GA LOC), 1.960%, 2/7/2002	20,000,000
2,500,000	Solon, OH, Schneps Family LP, (Bank One, N.A. (Ohio) LOC), 2.000%, 2/7/2002	2,500,000
5,440,000	Southern Coil Processing, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.940%, 2/7/2002	5,440,000
8,250,000	Spencer Companies, Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 1.960%, 2/7/2002	8,250,000
3,200,000	Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.900%, 2/7/2002	3,200,000
6,000,000	Tanya K. Nitterhouse, (Allfirst Bank LOC), 1.810%, 2/1/2002	6,000,000
1,700,000	Team Rahal, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,700,000
1,555,000	Team Rahal of Mechanicsburg, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,555,000
15,000,000	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.945%, 3/18/2002	15,000,000
4,000,000	University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 2.010%, 2/1/2002	4,000,000
1,700,000	Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.850%, 2/6/2002	1,700,000
12,360,000	Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project, (Series 2000), (Lasalle Bank, N.A. LOC), 1.890%, 2/6/2002	12,360,000
1,008,000	Vista Funding Corp., (Series 1995-A), (Firstar Bank, N.A. LOC), 2.000%, 2/7/2002	1,008,000
25,000,000	Wells Fargo & Co., 1.830%, 2/14/2002	25,000,000
7,000,000	West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (Chase Manhattan Bank, New York LOC), 1.910%, 2/7/2002	7,000,000

	TOTAL	741,184,011

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Brokerage--0.8%
$95,000,000	Goldman Sachs Group, Inc., 1.830% - 1.943%, 2/12/2002 -- 3/21/2002	$95,000,000

	Chemicals--0.4%
40,000,000	Bayer Corp., 4.750%, 3/19/2002	40,050,919

	Consumer Products--0.6%
63,000,000	Unilever N.V., 1.920%, 4/24/2002	63,076,452

	Finance -- Automotive--0.7%
81,000,000	GMAC Residential Holding Corp., (General Motors Acceptance Corp. GTD), 2.256%, 4/1/2002	80,702,144

	Finance -- Commercial--0.3%
35,000,000	Compass Securitization LLC, 1.813%, 2/9/2002	35,000,000
2,000,000	Heller Financial, Inc., 2.080%, 3/13/2002	2,000,533

	TOTAL	37,000,533

	Finance -- Retail--0.7%
8,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 2.376%, 2/15/2002	8,000,000
10,000,000	Bishop's Gate Residential Mortgage Trust 2001-1A, Class A-1, 1.950%, 2/28/2002	10,000,000
63,000,000	USA Education, Inc., 1.810%, 4/27/2002	63,000,000

	TOTAL	81,000,000

	Finance -- Securities--3.4%
166,500,000	K2 (USA) LLC, (K2 Corp. GTD), 1.800% - 1.843%, 2/11/2002 -- 2/15/2002	166,490,505
212,000,000	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.740% - 1.910%, 2/1/2002 - 2/15/2002	211,999,946

	TOTAL	378,490,451

	Government Agency--0.0%
5,120,000	Acton Assisted Living, LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 1.880%, 2/7/2002	5,120,000

	Insurance--4.2%
12,000,000	Allstate Life Insurance Co., 2.014%, 2/1/2002	12,000,000
50,000,000	Compass Securitization LLC, 1.785%, 2/14/2002	49,999,649
22,500,000	First Allmerica Financial Life Insurance Co., 2.355%, 2/4/2002	22,500,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Insurance--continued
$80,000,000	GE Life and Annuity Assurance Co., 1.874% - 2.183%, 2/1/2002 -- 3/1/2002	$80,000,000
30,000,000	Jackson National Life Insurance Co., 1.840% - 2.340%, 2/1/2002 - 4/1/2002	30,000,000
4,361,695	Liquid Asset Backed Securities Trust, (Series 1997-3), (AMBAC INS), 1.870%, 3/27/2002	4,361,695
35,000,000	Monumental Life Insurance Co., 2.040% - 2.236%, 2/28/2002 - 4/1/2002	35,000,000
15,000,000	New York Life Insurance Co., 2.181%, 2/28/2002	15,000,000
10,000,000	Premium Asset Trust, (Series 2000-5), (Hartford Life Insurance Co. INS), 2.054%, 2/1/2002	10,002,921
15,000,000	Principal Life Insurance Co., 2.231%, 3/1/2002	15,000,000
13,000,000	Protective Life Insurance Co., 2.380%, 2/1/2002	13,000,000
36,995,000	Santa Monica Community College District, (Series 2001 D), (AMBAC INS), 1.890%, 2/7/2002	36,995,000
40,000,000	Security Life of Denver Insurance Co., 1.900% - 1.970%, 3/26/2002 - 4/24/2002	40,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 2.021%, 4/1/2002	25,000,000
50,000,000	Travelers Insurance Co., 2.181%, 3/1/2002	50,000,000
35,000,000	United of Omaha Life Insurance Co., 1.978%, 2/28/2002	35,000,000

	TOTAL	473,859,265

	Telecommunications--0.6%
33,500,000	BellSouth Telecommunications, Inc., 2.012%, 3/4/2002	33,500,000
40,000,000	Verizon Global Funding, 1.860%, 3/20/2002	39,997,487

	TOTAL	73,497,487

	TOTAL NOTES - VARIABLE	2,068,981,262

	INVESTMENT COMPANY--4.6%
	Asset Management--4.6%
525,000,000	Nations Cash Reserves, 2/1/2002	525,000,000

	REPURCHASE AGREEMENTS --14.6%[3]
250,000,000	Bank of America LLC, 1.940%, dated 1/31/2002, due 2/1/2002	250,000,000
460,000,000	Goldman Sachs & Co., 1.940%, dated 1/31/2002, due 2/1/2002	460,000,000
Principal Amount		Value
	REPURCHASE AGREEMENTS --continued[3]
$100,000,000	J.P. Morgan Securities, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	$100,000,000
290,000,000	Merrill Lynch Government Securities, 1.900%, dated 1/31/2002, due 2/1/2002	290,000,000
546,985,000	Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	546,985,000

	TOTAL REPURCHASE AGREEMENTS	1,646,985,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$11,292,242,484

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,291,949,586) at January 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2002 (unaudited)

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in repurchase agreements	$--	$670,231,000	$1,646,985,000
Investments in securities	986,871,723	12,983,600,591	9,645,257,484

Investments in securities, at amortized cost and value	$986,871,723	$13,653,831,591	$11,292,242,484
Cash	504,055	633,373	565,874
Income receivable	3,611,483	44,428,955	43,780,469
Receivable for investments sold	--	29,631,564	--
Receivable for shares sold	--	22,201	158,498

TOTAL ASSETS	990,987,261	13,728,547,684	11,336,747,325

Liabilities:
Payable for investments purchased	5,526,970	120,108,127	25,038,617
Income distribution payable	1,147,957	21,847,898	18,964,227
Accrued expenses	119,478	1,169,125	794,895

TOTAL LIABILITIES	6,794,405	143,125,150	44,797,739

TOTAL NET ASSETS	$984,192,856	$13,585,422,534	$11,291,949,586

Net Assets:
Institutional Shares	$539,350,302	$10,764,150,161	$9,713,988,068
Institutional Service Shares	275,544,710	2,109,844,022	1,060,419,613
Institutional Capital Shares	169,297,844	711,428,351	517,541,905

TOTAL NET ASSETS	$984,192,856	$13,585,422,534	$11,291,949,586

Shares Outstanding:
Institutional Shares	539,350,302	10,764,150,161	9,713,988,068
Institutional Service Shares	275,544,710	2,109,844,022	1,060,419,613
Institutional Capital Shares	169,297,844	711,428,351	517,541,905
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2002 (unaudited)

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$10,222,083	$159,453,031	$139,947,641

Expenses:
Investment adviser fee	928,026	11,114,298	9,624,012
Administrative personnel and services fee	349,156	4,181,401	3,618,628
Custodian fees	24,838	286,783	250,139
Transfer and dividend disbursing agent fees and expenses	55,668	93,888	131,482
Directors'/Trustees' fees	2,784	22,229	21,156
Auditing fees	7,862	5,557	6,720
Legal fees	14,139	16,671	19,248
Portfolio accounting fees	79,652	383,444	338,748
Shareholder services fee--Institutional Service Shares	412,932	2,083,573	1,394,892
Shareholder services fee--Institutional Capital Shares	210,796	798,382	812,816
Share registration costs	33,137	120,219	111,174
Printing and postage	12,528	11,114	14,436
Insurance premiums	10,401	9,722	8,369
Miscellaneous	1,830	13,346	9,624

TOTAL EXPENSES	2,143,749	19,140,627	16,361,444

Waivers:
Waiver of investment adviser fee	(645,445)	(5,921,850)	(5,731,231)
Waiver of shareholder services fee--Institutional Capital Shares	(126,477)	(479,029)	(487,690)

TOTAL WAIVERS	(771,922)	(6,400,879)	(6,218,921)

Net expenses	1,371,827	12,739,748	10,142,523

Net investment income	$8,850,256	$146,713,283	$129,805,118

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Municipal Obligations Fund
	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,850,256	$26,875,919

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,301,030)	(14,568,506)
Institutional Service Shares	(2,962,764)	(8,966,719)
Institutional Capital Shares	(1,586,462)	(3,340,694)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,850,256)	(26,875,919)

Share Transactions:
Proceeds from sale of shares	3,040,756,663	7,161,776,030
Net asset value of shares issued to shareholders in payment of distributions declared	4,771,600	13,064,273
Cost of shares redeemed	(2,979,309,640)	(7,041,341,852)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	66,218,623	133,498,451

Change in net assets	66,218,623	133,498,451

Net Assets:
Beginning of period	917,974,233	784,475,782

End of period	$984,192,856	$917,974,233

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$146,713,283	$322,774,440

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(117,779,440)	(231,689,088)
Institutional Service Shares	(20,690,870)	(73,820,557)
Institutional Capital Shares	(8,242,973)	(17,264,795)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(146,713,283)	(322,774,440)

Share Transactions:
Proceeds from sale of shares	78,387,467,097	83,066,761,683
Net asset value of shares issued to shareholders in payment of distributions declared	60,763,293	174,306,728
Cost of shares redeemed	(72,426,061,632)	(79,407,513,451)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	6,022,168,758	3,833,554,960

Change in net assets	6,022,168,758	3,833,554,960

Net Assets:
Beginning of period	7,563,253,776	3,729,698,816

End of period	$13,585,422,534	$7,563,253,776

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Prime Value Obligations Fund
	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$129,805,118	$292,227,204

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(106,851,406)	(223,651,212)
Institutional Service Shares	(14,255,138)	(46,137,694)
Institutional Capital Shares	(8,698,574)	(22,438,298)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(129,805,118)	(292,227,204)

Share Transactions:
Proceeds from sale of shares	52,782,681,581	79,328,820,282
Net asset value of shares issued to shareholders in payment of distribution declared	67,991,756	180,568,667
Cost of shares redeemed	(48,382,146,459)	(75,683,214,196)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	4,468,526,878	3,826,174,753

Change in net assets	4,468,526,878	3,826,174,753

Net Assets:
Beginning of period	6,823,422,708	2,997,247,955

End of period	$11,291,949,586	$6,823,422,708

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Municipal Obligations Fund
January 31, 1997[3]	$1.00	0.03	(0.03)
January 31, 1998	$1.00	0.04	(0.04)
January 31, 1999	$1.00	0.03	(0.03)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.04	(0.04)
July 31, 2001	$1.00	0.04	(0.04)
January 31, 2002[8]	$1.00	0.01	(0.01)

Prime Cash Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.05	(0.05)
January 31, 2002[8]	$1.00	0.01	(0.01)

Prime Value Obligations Fund
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.06	(0.06)
January 31, 2002[8]	$1.00	0.01	(0.01)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

4 Amount represents less than $1,000.

5 The Fund changed its fiscal year-end from January 31 to July 31.

6 Computed on an annualized basis.

7 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte and Touch LLP. Each of the previous years was audited by other auditors.

8 For the six months ended January 31, 2002 (unaudited).

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value End of Period	Total Return[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2][2]	Net Assets, End of Period (000 Omitted)

$1.00	3.42%	0.30%		2.90%		0.35%		$0	[4]
$1.00	3.56%	0.30%		3.53%		0.38%		$17,701
$1.00	3.40%	0.30%		3.40%		0.31%		$114,535
$1.00	1.53%	0.30%	[6]	3.00%	[6]	0.33%	[6]	$74,609
$1.00	3.79%	0.30%		3.65%		0.30%		$72,714
$1.00	3.75%	0.30%		3.64%		0.29%		$157,035
$1.00	0.97%	0.30%	[6]	1.88%	[6]	0.29%	[6]	$169,298

$1.00	5.23%	0.32%		5.00%		0.18%		$48,910
$1.00	5.48%	0.30%		5.46%		0.26%		$391,159
$1.00	5.37%	0.30%		5.18%		0.27%		$230,193
$1.00	2.36%	0.30%	[6]	4.64%	[6]	0.28%	[6]	$245,815
$1.00	5.78%	0.30%		5.58%		0.27%		$163,282
$1.00	5.64%	0.30%		5.28%		0.27%		$516,333
$1.00	1.35%	0.30%	[6]	2.58%	[6]	0.26%	[6]	$711,428

$1.00	5.26%	0.28%		5.17%		0.31%		$20,006
$1.00	5.55%	0.27%		5.61%		0.32%		$67,064
$1.00	5.40%	0.28%		5.23%		0.30%		$200,098
$1.00	2.38%	0.28%	[6]	4.76%	[6]	0.30%	[6]	$275,756
$1.00	5.80%	0.28%		5.66%		0.30%		$236,780
$1.00	5.68%	0.28%		5.27%		0.29%		$445,538
$1.00	1.37%	0.29%	[6]	2.68%	[6]	0.27%	[6]	$517,542

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Municipal Obligations Fund	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Shares:
Shares sold	1,755,541,832	5,155,143,529
Shares issued to shareholders in payment of distributions declared	1,729,794	4,289,607
Shares redeemed	(1,609,190,657)	(5,213,822,554)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	148,080,969	(54,389,418)

Institutional Service Shares:
Shares sold	712,449,912	1,162,413,388
Shares issued to shareholders in payment of distributions declared	1,888,845	6,558,658
Shares redeemed	(808,464,176)	(1,065,404,854)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	(94,125,419)	103,567,192

Institutional Capital Shares:
Shares sold	572,764,919	844,219,113
Shares issued to shareholders in payment of distributions declared	1,152,961	2,216,008
Shares redeemed	(561,654,807)	(762,114,444)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	12,263,073	84,320,677

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	66,218,623	133,498,451

Prime Cash Obligations Fund	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Shares:
Shares sold	69,645,434,578	71,631,965,613
Shares issued to shareholders in payment of distributions declared	50,411,810	144,823,902
Shares redeemed	(64,602,877,824)	(68,576,990,934)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,092,968,564	3,199,798,581

Institutional Service Shares:
Shares sold	4,880,665,752	7,915,859,892
Shares issued to shareholders in payment of distributions declared	5,360,554	19,449,311
Shares redeemed	(4,151,921,925)	(7,654,603,549)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	734,104,381	280,705,654

Institutional Capital Shares:
Shares sold	3,861,366,767	3,518,936,178
Shares issued to shareholders in payment of distributions declared	4,990,929	10,033,515
Shares redeemed	(3,671,261,883)	(3,175,918,968)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	195,095,813	353,050,725

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,022,168,758	3,833,554,960

Prime Value Obligations Fund	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Shares:
Shares sold	39,840,612,141	61,598,338,056
Shares issued to shareholders in payment of distributions declared	51,243,868	134,992,739
Shares redeemed	(35,573,599,789)	(58,389,265,422)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,318,256,220	3,344,065,373

Institutional Service Shares:
Shares sold	8,451,358,569	12,517,318,401
Shares issued to shareholders in payment of distributions declared	10,735,787	31,319,136
Shares redeemed	(8,383,827,344)	(12,275,286,286)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	78,267,012	273,351,251

Institutional Capital Shares:
Shares sold	4,490,710,871	5,213,163,825
Shares issued to shareholders in payment of distributions declared	6,012,101	14,256,792
Shares redeemed	(4,424,719,326)	(5,018,662,488)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	72,003,646	208,758,129

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,468,526,878	3,826,174,753

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2002, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INTERFUND TRANSACTIONS

During the six months ended January 31, 2002, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligation Fund	$874,440,000	$1,193,575,000

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

25245 (3/02)

Federated Investors
World-Class Investment Manager

Money Market Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--15.0%
$10,000,000	Bank of America N.A., 2.320%, 4/1/2002	$10,000,000
10,500,000	Comerica Bank, 3.910% - 5.225%, 2/19/2002 - 7/19/2002	10,500,263
6,000,000	Huntington National Bank, Ohio, 1.850%, 2/12/2002	5,996,608
14,800,000	National City Bank, Ohio, 2.040%, 1/17/2003	14,798,591
500,000	U.S. Bank N.A., Minneapolis, 4.550%, 4/16/2002	500,241

	TOTAL CERTIFICATES OF DEPOSIT	41,795,703

	COMMERCIAL PAPER--30.0%[1]
	Banking--5.0%
8,000,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 1.810%, 3/15/2002	7,983,107
6,032,000	Stellar Funding Group, Inc., 1.840% - 2.110%, 2/6/2002 - 3/19/2002	6,027,968

	TOTAL	14,011,075

	Finance - Automotive--5.4%
15,000,000	FCAR Auto Loan Trust, Series II, 1.820%, 3/19/2002	14,965,117

	Finance - Commercial--5.2%
1,000,000	General Electric Capital Corp., 2.120%, 10/25/2002	984,336
13,500,000	Tyco Capital Corp., 2.040% - 2.290%, 2/5/2002 - 3/28/2002	13,495,134

	TOTAL	14,479,470

	Finance - Retail--11.5%
14,000,000	American Express Credit Corp., 1.614%, 4/12/2002	13,956,063
5,000,000	American General Finance Corp., 2.315%, 3/1/2002	4,990,997
5,700,000	New Center Asset Trust, 3.390%, 2/15/2002 - 2/19/2002	5,691,845
7,450,000	Preferred Receivables Funding Co., 1.670%, 7/11/2002	7,394,704

	TOTAL	32,033,609

	Insurance--2.9%
7,000,000	CXC, Inc., 2.260%, 2/1/2002	7,000,000
1,000,000	General Re Corp., 2.300%, 4/8/2002	995,783

	TOTAL	7,995,783

	TOTAL COMMERCIAL PAPER	83,485,054

Principal Amount		Value
	CORPORATE BONDS--9.0%
	Finance - Commercial--1.5%
$2,000,000	General Electric Capital Corp., MTN, 6.520%, 10/8/2002	$2,052,057
2,000,000	General Electric Capital Corp., MTN, 7.000%, 2/3/2003	2,095,863

	TOTAL	4,147,920

	Finance - Equipment--4.9%
13,795,000	John Deere Capital Corp., 2.158%, 2/11/2002	13,795,623

	Telecommunications--2.6%
7,100,000	BellSouth Telecommunications, Inc., 6.000%, 6/15/2002	7,145,994

	TOTAL CORPORATE BONDS	25,089,537

	SHORT-TERM NOTES--9.2%
	Banking--0.5%
1,500,000	Comerica Bank, 7.250%, 10/15/2002	1,545,673

	Brokerage--1.1%
3,000,000	Merrill Lynch & Co., Inc., 5.720%, 4/15/2002	3,022,997

	Finance - Automotive--3.1%
8,070,278	Americredit Automobile Receivables Trust 2001-C, Class A1, (FSA INS), 3.500%, 9/12/2002	8,070,278
626,198	Ford Credit Auto Owner Trust 2001-E, Class A1, 2.583%, 6/15/2002	626,199

	TOTAL	8,696,477

	Finance - Commercial--1.6%
4,250,000	General Electric Capital Corp., 7.410%, 12/10/2002	4,428,739

	Finance - Retail--1.1%
3,000,000	American General Finance Corp., 5.800%, 3/15/2002	3,011,025

	Telecommunications--1.8%
5,000,000	BellSouth Corp., 4.287%, 4/26/2002	4,999,850

	TOTAL SHORT-TERM NOTES	25,704,761

	NOTES - VARIABLE --20.9%[2]
	Banking--8.9%
970,000	Active Living of Glenview LLC, Sr. Note, (Series 1998), (Firstar Bank, N.A. LOC), 1.900%, 2/6/2002	970,000
1,275,000	Alder Creek Properties LLC, (Key Bank, N.A. LOC), 2.050%, 2/7/2002	1,275,000
3,300,000	Barker Property Management LLC, (Series 1998), (Wachovia Bank of NC, N.A. LOC), 1.900%, 2/6/2002	3,300,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$1,200,000	Economic Development Partnership of Alabama, Inc., (Series 1998), (Amsouth Bank N.A., Birmingham LOC), 1.860%, 2/7/2002	$1,200,000
1,775,000	Kent Capital LLC, (Series 1999), (Huntington National Bank, Ohio, LOC), 1.920%, 2/7/2002	1,775,000
5,000,000	Strategic Money Market Trust, Series 2001-M, (J.P. Morgan Chase & Co. Swap Agreement), 1.900%, 3/13/2002	5,000,000
5,000,000	U.S. Bank N.A., Minnesota, 1.911%, 2/18/2002	5,006,270
2,000,000	Wells Fargo & Co., 1.830%, 2/14/2002	2,000,000
4,060,000	Wildcat Management Co., (Series 1999), (Firstar Bank, N.A. LOC), 1.980%, 2/7/2002	4,060,000

	TOTAL	24,586,270

	Brokerage--5.0%
14,000,000	Goldman Sachs Group, Inc., 1.780%, 2/25/2002	14,000,000

	Finance - Retail--2.5%
5,000,000	Bishop's Gate Residential Mortgage Trust 2001-1, Class A-1, 1.950%, 2/28/2002	5,000,000
2,000,000	USA Education, Inc., 1.810%, 4/29/2002	1,999,617

	TOTAL	6,999,617

	Insurance--3.2%
2,000,000	Allstate Life Insurance Co., 2.013%, 2/2/2002	2,000,000
2,000,000	Allstate Life Insurance Co., 2.075%, 2/2/2002	2,000,000
5,000,000	New York Life Insurance Co., 2.181%, 2/28/2002	5,000,000

	TOTAL	9,000,000

	Telecommunications--1.3%
1,500,000	BellSouth Telecommunications, Inc., 2.011%, 3/4/2002	1,500,000
2,000,000	Verizon Global Funding, 1.860%, 3/20/2002	1,999,874

	TOTAL	3,499,874

	TOTAL NOTES - VARIABLE	58,085,761

Principal Amount		Value
	REPURCHASE AGREEMENTS--15.6%[3]
$10,000,000	Bank of America LLC, 1.940%, dated 1/31/2002, due 2/1/2002	$10,000,000
10,000,000	Goldman Sachs & Co., 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
10,000,000	J.P. Morgan Chase & Co., 1.940%, dated 1/31/2002, due 2/1/2002	10,000,000
5,000,000	Merrill Lynch & Co., 1.900%, dated 1/31/2002, due 2/1/2002	5,000,000
8,357,000	Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	8,357,000

	TOTAL REPURCHASE AGREEMENTS	43,357,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$277,517,816

1 Each issue shows the rate of discount at the time of purchase for discount notes, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($278,315,275) at January 31, 2002.

The following acronyms are used throughout this portfolio:

FSA	--Financial Security Assurance
INS	--Insured
LOC	--Letter of Credit
MTN	--Medium-Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$43,357,000
Investments in securities	234,160,816

Total investments in securities, at amortized cost and value		$277,517,816
Income receivable		1,302,891

TOTAL ASSETS		278,820,707

Liabilities:
Income distribution payable	465,544
Payable to bank	34,348
Accrued expenses	5,540

TOTAL LIABILITIES		505,432

Net assets for 278,315,275 shares outstanding		$278,315,275

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$278,315,275 ÷ 278,315,275 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest			$4,905,736

Expenses:
Investment adviser fee		$633,801
Administrative personnel and services fee		119,237
Custodian fees		15,850
Transfer and dividend disbursing agent fees and expenses		95,199
Directors'/Trustees' fees		1,268
Auditing fees		5,704
Legal fees		3,910
Portfolio accounting fees		37,404
Shareholder services fee		396,126
Share registration costs		6,584
Printing and postage		6,767
Insurance premiums		1,313

TOTAL EXPENSES		1,323,163

Waivers:
Waiver of investment adviser fee	$(290,298)
Waiver of shareholder services fee	(316,901)

TOTAL WAIVERS		(607,199)

Net expenses			715,964

Net investment income			$4,189,772

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,189,772	$17,178,746

Distributions to Shareholders:
Distributions from net investment income	(4,189,772)	(17,178,746)

Share Transactions:
Proceeds from sale of shares	495,404,157	1,770,652,972
Net asset value of shares issued to shareholders in payment of distributions declared	651,289	3,530,999
Cost of shares redeemed	(534,665,192)	(1,760,735,439)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(38,609,746)	13,448,532

Change in net assets	(38,609,746)	13,448,532

Net Assets:
Beginning of period	316,925,021	303,476,489

End of period	$278,315,275	$316,925,021

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.33%	5.55%	5.61%	4.88%	5.35%	5.19%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.46%	0.46%	0.46%	0.46%	0.46%

Net investment income	2.65%[3]	5.43%	5.45%	4.81%	5.24%	5.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$278,315	$316,925	$303,476	$380,400	$412,104	$464,012

1 Beginning with the year ended July 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2002, capital paid-in aggregated $278,315,275.

Transactions in shares were as follows:

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Shares sold	495,404,157	1,770,652,972
Shares issued to shareholders in payment of distributions declared	651,289	3,530,999
Shares redeemed	(534,665,192)	(1,760,735,439)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(38,609,746)	13,448,532

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expense of registering and qualifying the Fund and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC many voluntarily choose to waiver any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N229

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8030103 (3/02)

Federated Investors
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount			Value
		SHORT-TERM NOTES--14.5%
		Banking--2.5%
$180,000,000		Abbey National Treasury Services PLC, 3.805% - 3.885%, 7/19/2002 - 7/26/2002	$179,984,326
166,000,000		Bank of America N.A., 2.320%, 4/1/2002	166,000,000
41,000,000		Comerica Bank, 1.940%, 2/8/2002	41,023,301
50,424,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.800%, 2/20/2002	50,376,097
185,200,000		National City Bank, Ohio, 2.040%, 1/17/2003	185,182,362

		TOTAL	622,566,086

		Brokerage--3.7%
675,000,000		Goldman Sachs Group, Inc., 2.025% - 4.030%, 2/1/2002 - 3/8/2002	675,000,000
255,000,000		Merrill Lynch & Co., Inc., 4.180% - 4.500%, 4/16/2002 - 6/5/2002	255,000,000

		TOTAL	930,000,000

		Finance - Automotive--1.7%
19,933,871		ANRC Auto Owner Trust 2001-A, Class A, 2.578%, 10/15/2002	19,933,871
7,383,029		Chase Manhattan Auto Owner Trust 2001-A, Class A1, 3.660%, 8/15/2002	7,383,029
41,295,764		Chase Manhattan Auto Owner Trust 2001-B, Class A1, 2.180%, 11/15/2002	41,295,764
39,554,868		Ford Credit Auto Owner Trust 2001-E, Class A1, 2.583%, 6/15/2002	39,554,868
108,000,000		Ford Credit Auto Owner Trust 2002-A, Class A1, 1.820%, 1/15/2003	108,000,000
17,000,000		Ford Motor Credit Co., 2.248%, 5/20/2002	16,996,067
44,461,349		Household Automotive Trust 2001-3, Class A-1, 2.382%, 11/18/2002	44,461,349
64,059,231		MMCA Auto Owner Trust 2001-3, Class A1, 2.470%, 10/15/2002	64,059,231
55,000,000		Nissan Auto Receivables 2002-A Owner Trust, Class A1, 1.843%, 2/10/2003	55,000,000
49,150,488		USAA Auto Owner Trust 2001-2, Class A1, 1.982%, 12/16/2002	49,150,488

		TOTAL	445,834,667

		Finance - Commercial--0.1%
19,638,000		General Electric Capital Corp., 6.520% - 7.000%, 10/8/2002 - 2/3/2003	20,448,149

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Finance - Equipment--0.9%
$123,898,141		CNH Equipment Trust 2000-A, Class A1, 2.112%, 12/16/2002	$123,898,141
30,000,000		John Deere Capital Corp., 2.163%, 2/22/2002	30,000,741
63,567,104		John Deere Owner Trust 2001-A, Class A1, 2.190%, 11/15/2002	63,567,104

		TOTAL	217,465,986

		Finance - Retail--0.5%
10,000,000		American General Finance Corp., 5.800%, 3/15/2002	10,037,490
109,200,000		USA Education, Inc., 2.090%, 9/16/2002	109,391,845

		TOTAL	119,429,335

		Finance - Securities--4.1%
270,200,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 3.910% - 5.100%, 2/7/2002 - 7/15/2002	270,190,502
330,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.080% - 2.860%, 9/30/2002 - 1/28/2003	329,985,187
442,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.510% - 5.185%, 2/20/2002 - 2/26/2003	442,119,074

		TOTAL	1,042,294,763

		Insurance--0.4%
12,869,943		Americredit Automobile Receivables Trust 2001-B, Class A1, (FSA INS), 3.760%, 8/6/2002	12,869,943
40,351,390		Americredit Automobile Receivables Trust 2001-C, Class A1, (FSA INS), 3.500%, 9/12/2002	40,351,390
42,757,407		Americredit Automobile Receivables Trust 2001-D, Class A1, (FSA INS), 2.391%, 11/12/2002	42,757,407
5,000,000		Rochester Gas & Electric Corp., (AMBAC INS), 8.250%, 3/15/2002	5,020,598
12,206,720		WFS Financial Owner Trust 2001-C, Class A1, (FSA INS), 3.640%, 6/20/2002	12,206,720

		TOTAL	113,206,058

		Telecommunications--0.6%
145,000,000		BellSouth Corp., 4.300%, 4/26/2002	144,995,650

		TOTAL SHORT-TERM NOTES	3,656,240,694

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--13.0%
		Banking--13.0%
$550,000,000		Abbey National Bank PLC, London, 2.160% - 2.410%, 4/2/2002 - 2/18/2003	$550,057,601
75,000,000		BNP Paribas, 3.880%, 7/24/2002	74,993,086
100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 2.080%, 2/6/2002	100,000,000
100,000,000		Citibank N.A., New York, 1.900%, 2/15/2002	100,000,000
96,000,000		Comerica Bank, 3.920% - 5.210%, 2/19/2002 - 7/19/2002	96,001,296
300,000,000		Credit Agricole Indosuez, 1.800%, 2/5/2002	300,000,000
50,000,000		Den Danske Bank AS, 2.220%, 12/16/2002	50,000,000
27,000,000		Lloyds TSB Bank PLC, London, 1.900%, 2/13/2002	26,999,551
20,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.900% - 3.450%, 2/27/2002 - 5/13/2002	20,000,000
100,000,000		Morgan Stanley and Co., Inc., 1.965%, 2/1/2002	100,000,000
350,000,000		Royal Bank of Canada, Montreal, 1.880% - 5.210%, 2/20/2002 - 10/31/2002	349,997,995
48,000,000		Societe Generale, Paris, 3.865%, 7/29/2002	47,992,034
200,000,000		Svenska Handelsbanken, Stockholm, 3.870%, 7/29/2002	199,971,551
1,193,500,000		UBS AG, 1.790% - 5.220%, 2/12/2002 - 2/18/2003	1,193,503,533
75,000,000		Westpac Banking Corp. Ltd., Sydney, 3.380%, 9/11/2002	75,201,367

		TOTAL CERTIFICATES OF DEPOSIT	3,284,718,014

		COLLATERALIZED LOAN AGREEMENTS--7.1%
		Banking--0.8%
200,000,000		CDC Financial Products, Inc., 1.935%, 2/1/2002	200,000,000

		Brokerage--6.3%
550,000,000		Deutsche Bank Alex Brown, Inc., 1.925% - 1.935%, 2/1/2002	550,000,000
275,000,000		Goldman Sachs & Co., 1.915%, 2/1/2002	275,000,000
325,000,000		J.P. Morgan Chase & Co., 1.925% - 1.945%, 2/1/2002	325,000,000
150,000,000		Merrill Lynch Government Securities, 1.905%, 2/1/2002	150,000,000
300,000,000		Salomon Brothers, Inc., 1.925%, 2/1/2002	300,000,000

		TOTAL	1,600,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,800,000,000

Principal Amount			Value
		COMMERCIAL PAPER--35.7%[1]
		Banking--10.3%
$500,000,000		Banco Santander Central Hispano SA, 1.760% - 2.300%, 2/19/2002 - 4/17/2002	$498,599,597
200,000,000		Barclays U.S. Funding Corp., (Guaranteed by Barclays Bank PLC), 1.940%, 2/14/2002	199,859,889
372,063,000		Barton Capital Corp., 1.690% - 1.800%, 2/6/2002 - 2/13/2002	371,931,082
320,498,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.650% - 1.690%, 2/15/2002 - 4/15/2002	319,816,855
69,456,000		CBA (Delaware) Finance, Inc., (Guaranteed by Commonwealth Bank of Australia, Sydney), 1.820%, 6/7/2002	69,013,565
120,000,000		Canadian Imperial Holdings, Inc., (Guaranteed by Canadian Imperial Bank of Commerce), 1.762%, 3/13/2002	119,765,067
31,015,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 1.780% - 2.050%, 2/4/2002 - 3/12/2002	31,002,522
9,500,000		Los Angeles County, CA, Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 2.130%, 2/4/2002	9,500,000
402,723,000		Park Avenue Receivables Corp., 1.690%, 2/14/2002 - 2/19/2002	402,408,643
99,900,000		Santander Central Hispano Finance, Inc., (Delaware), (Guaranteed by Banco Santander Central Hispano SA), 3.390%, 2/13/2002	99,787,113
212,040,000		Stellar Funding Group, Inc., 1.700% - 1.830%, 2/19/2002 - 4/8/2002	211,790,995
256,639,000		Three Rivers Funding Corp., 1.710% - 1.810%, 2/4/2002 - 2/13/2002	256,587,534

		TOTAL	2,590,062,862

		Finance - Automotive--2.4%
25,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 1.820%, 3/19/2002	24,941,861
181,500,000		New Center Asset Trust, A1+/P1 Series, 3.447% - 3.458%, 2/15/2002 - 3/4/2002	181,155,767
400,000,000		New Center Asset Trust, A1/P1 Series, 1.798%, 3/13/2002	399,204,444

		TOTAL	605,302,072

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Commercial--11.4%
$390,000,000		Amsterdam Funding Corp., 1.680% - 1.900%, 2/7/2002 - 3/11/2002	$389,726,928
300,000,000		CIT Group, Inc., 1.919% - 2.211%, 2/5/2002 - 2/22/2002	299,742,590
75,077,000		Clipper Receivables Corp., 1.780% - 1.790%, 2/7/2002 - 2/15/2002	75,044,754
448,585,000		Compass Securitization LLC, 1.700% - 2.380%, 2/4/2002 - 2/25/2002	448,355,364
25,000,000		Eureka Securitization, Inc., 2.120%, 2/5/2002	24,994,111
358,585,000		Falcon Asset Securitization Corp., 1.680% - 1.690%, 2/15/2002 - 2/19/2002	358,312,360
425,000,000		GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.810% - 2.120%, 2/4/2002 - 3/19/2002	424,463,847
848,385,000		Jupiter Securitization Corp., 1.680% - 1.830%, 2/8/2002 - 2/27/2002	847,903,774

		TOTAL	2,868,543,728

		Finance - Equipment--0.4%
110,000,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 1.740%, 4/23/2002	109,569,350

		Finance - Retail--2.2%
50,000,000		American General Finance Corp., 2.315%, 3/1/2002	49,909,972
65,000,000		Edison Asset Securitization LLC, 1.790% - 1.800%, 3/12/2002 - 3/13/2002	64,871,306
170,000,000		Preferred Receivables Funding Co., 1.700%, 2/14/2002	169,895,639
195,000,000		Wells Fargo Financial, Inc., 2.398% - 2.774%, 4/4/2002 - 6/14/2002	193,633,679
75,000,000		Windmill Funding Corp., 1.680%, 2/11/2002	74,965,000

		TOTAL	553,275,596

		Finance - Securities--0.9%
78,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.640% - 3.680%, 3/11/2002 - 4/15/2002	77,704,893
74,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.800% - 2.270%, 2/7/2002 - 9/16/2002	73,598,967
66,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.346% - 3.449%, 2/21/2002 - 3/27/2002	65,842,170

		TOTAL	217,146,030

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Insurance--8.1%
$293,000,000		CXC, Inc., 2.020% - 2.260%, 2/1/2002 - 2/11/2002	$292,943,889
971,000,000		Galaxy Funding, Inc., 1.630% - 2.300%, 2/12/2002 - 5/6/2002	968,782,689
50,000,000		General Re Corp., 1.720%, 4/22/2002	49,808,889
429,000,000		Paradigm Funding LLC, 1.690% - 1.920%, 2/6/2002 - 4/23/2002	428,269,595
305,280,000		Sheffield Receivables Corp., 1.680% - 1.770%, 2/12/2002 - 3/18/2002	305,029,779

		TOTAL	2,044,834,841

		TOTAL COMMERCIAL PAPER	8,988,734,479

		LOAN PARTICIPATION--0.2%
		Electrical Equipment--0.2%
39,300,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.760%, 5/17/2002	39,300,000

		NOTES - VARIABLE--17.5%[2]
		Banking--7.3%
5,735,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.050%, 2/7/2002	5,735,000
2,725,000		550 West 14th Place, (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 1.900%, 2/7/2002	2,725,000
4,810,000		Abbott Foods, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	4,810,000
11,830,000		Active Living of Glenview LLC, (Series 1998), (Firstar Bank, N.A. LOC), 1.900%, 2/6/2002	11,830,000
7,915,000		Adena Health System, Adena Health System Project (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.050%, 2/7/2002	7,915,000
3,135,000		Alabama State IDA, (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 1.860%, 2/7/2002	3,135,000
4,810,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.940%, 2/7/2002	4,810,000
1,815,000		Alabama State IDA, Standard Furniture Project (Series 1995), (AmSouth Bank N.A., Birmingham LOC), 1.940%, 2/7/2002	1,815,000
6,910,000		Aliceville, AL, IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 1.860%, 2/7/2002	6,910,000
40,000,000		American Health Centers, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	40,000,000
9,550,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (U.S. Bank, N.A., MN LOC), 1.940%, 2/7/2002	9,550,000
7,500,000		Arrow N.A., Inc., (Bank of America, N.A. LOC), 1.920%, 2/7/2002	7,500,000
12,000,000		Association of American Medical Colleges, (AMBAC INS/Guaranteed by J.P. Morgan Chase Bank), 1.860%, 2/6/2002	12,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$2,860,000		Auth Family LLC, 1998 Issue, (Allfirst Bank LOC), 1.810%, 2/5/2002	$2,860,000
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 1.820%, 2/7/2002	4,000,000
9,440,000		Bear Creek School, (Key Bank, N.A. LOC), 2.050%, 2/7/2002	9,440,000
7,745,000		Bethesda Country Club, Inc., (Series 1997), (Allfirst Bank LOC), 1.810%, 2/5/2002	7,745,000
1,482,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,482,790
9,710,000		Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 1.890%, 2/7/2002	9,710,000
8,850,000		Brentlinger Real Esate Co., (Huntington National Bank, Columbus, OH LOC), 1.970%, 2/7/2002	8,850,000
2,495,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	2,495,000
10,554,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	10,554,000
935,000		Burlington, WI, Community Development Authority, Hi Liter Graphics, (Series 1998 B), (Bank One, N.A., Wisconsin LOC), 2.050%, 2/7/2002	935,000
1,111,000		Capital One Funding Corp., (Series 1994-A), (Bank One, N.A. Ohio LOC), 1.950%, 2/7/2002	1,111,000
17,386,000		Capital One Funding Corp., (Series 1994-C), (Bank One, N.A. Ohio LOC), 1.950%, 2/7/2002	17,386,000
7,403,107		Capital One Funding Corp., (Series 1994-D), (Bank One, N.A. Kentucky LOC), 1.950%, 2/7/2002	7,403,107
51,500		Capital One Funding Corp., (Series 1995-A), (Bank One, N.A. Indiana LOC), 1.950%, 2/7/2002	51,500
5,481,000		Capital One Funding Corp., (Series 1995-B), (Bank One, N.A. Kentucky LOC), 1.950%, 2/7/2002	5,481,000
16,636,000		Capital One Funding Corp., (Series 1995-F), (Bank One, N.A. Ohio LOC), 1.950%, 2/7/2002	16,636,000
3,177,300		Capital One Funding Corp., (Series 1996-H), (Bank One, N.A. West Virginia LOC), 1.950%, 2/7/2002	3,177,300
6,887,000		Capital One Funding Corp., (Series 1998-C), (Bank One, N.A. Ohio LOC), 1.950%, 2/7/2002	6,887,000
20,320,000		Capital One Funding Corp., (Series 1999-A), (Bank One, N.A. Kentucky LOC), 1.950%, 2/7/2002	20,320,000
15,072,000		Capital One Funding Corp., (Series 1999-B), (Bank One, N.A. Ohio LOC), 1.950%, 2/7/2002	15,072,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$745,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.980%, 2/7/2002	$745,000
3,840,000		Cattail Creek Country Club, (Series 1999), (Allfirst Bank LOC), 1.810%, 2/5/2002	3,840,000
2,000,000		Chandler, AZ, IDA, South Bay Circuits IMR, (Series 1999B), (Comerica Bank LOC), 2.030%, 2/6/2002	2,000,000
3,000,000		Chemi-Trol Chemical Co., (Huntington National Bank, Columbus, OH LOC), 1.930%, 2/7/2002	3,000,000
4,280,000		Clinton County, NY, IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 2.750%, 2/7/2002	4,280,000
977,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	977,337
5,150,000		Colonie, NY, IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 1.900%, 2/7/2002	5,150,000
1,000,000		Colorado Health Facilities Authority, Developmental Disabilities Resource Center (Series 1998-C1), (Bank One, Colorado LOC), 1.950%, 2/7/2002	1,000,000
2,740,000		Columbia County, GA, Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 1.950%, 2/6/2002	2,740,000
7,500,000		Commercial Contractors, Inc., (Series 1998), (Allfirst Bank LOC), 1.810%, 2/5/2002	7,500,000
10,680,000		Coventry Madison LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 2.020%, 2/7/2002	10,680,000
8,370,000		Crane Plastics Siding LLC, (Series 2000), (Bank One, N.A. Chicago LOC), 1.920%, 2/7/2002	8,370,000
6,580,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.970%, 2/7/2002	6,580,000
5,445,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.980%, 2/7/2002	5,445,000
11,400,000		David Lipscomb University, (Series 1998), (SunTrust Bank LOC), 1.950%, 2/6/2002	11,400,000
17,100,000		Decatur, AL, IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 1.910%, 2/7/2002	17,100,000
7,560,000		Dewberry IV LP, (Series 1997), (Allfirst Bank LOC), 1.810%, 2/5/2002	7,560,000
4,060,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 1.970%, 2/7/2002	4,060,000
3,875,000		Double H Plastics, Inc., (Series 1998), (First Union National Bank, Charlotte, NC LOC), 1.940%, 2/6/2002	3,875,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,715,000		Douglas County, GA, Development Authority, Heritage Bag Project (Series 1998-B), (Wachovia Bank of NC, N.A. LOC), 1.860%, 2/7/2002	$1,715,000
3,150,000		EPCO Carbondioxide Products, Inc., (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.860%, 2/7/2002	3,150,000
10,500,000		Eagle Tool and Machine, (Bank One, Texas N.A. LOC), 2.050%, 2/6/2002	10,500,000
6,965,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	6,965,000
11,500,000		Faison-City Plaza LP, (Amsouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	11,500,000
5,740,000		Fannin County IDA, (Series 1998) Georgia Crown Distributing Co., (SunTrust Bank LOC), 1.950%, 2/6/2002	5,740,000
4,690,000		Foothill Development Group LLC, (Series 1998), (U.S. Bank, N.A., MN LOC), 1.950%, 2/7/2002	4,690,000
3,699,000		Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst Bank LOC), 1.810%, 2/1/2002	3,699,000
1,215,000		Franklin County, PA IDA, (Series 2001B) Precast Systems, LLC, (Allfirst Bank LOC), 1.810%, 2/1/2002	1,215,000
3,000,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 2.050%, 2/7/2002	3,000,000
15,760,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 2.050%, 2/7/2002	15,760,000
1,735,000		Gerken Materials, Inc., (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,735,000
2,300,000		Gerken Materials, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	2,300,000
7,975,000		Grand Aire Express, Inc., (Series 1997), (National City Bank, Ohio LOC), 2.050%, 2/7/2002	7,975,000
25,000,000		Greene County Development Authority, Reynolds Lodge LLC (Series 2000-A), (Firstar Bank, N.A. LOC), 2.000%, 2/6/2002	25,000,000
13,000,000		Greene County Development Authority, Reynolds Lodge LLC (Series 2000-B), (Firstar Bank, N.A. LOC), 1.950%, 2/6/2002	13,000,000
1,895,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,895,000
6,565,000		Gwinnett County, GA, Newell Recycling of Atlanta, (Series 1998), (Bank One, Texas N.A. LOC), 2.050%, 2/7/2002	6,565,000
6,560,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	6,560,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$11,905,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.030%, 2/7/2002	$11,905,000
9,940,000		Harvey A. Tolson, (Firstar Bank, N.A. LOC), 2.030%, 2/7/2002	9,940,000
4,745,000		Hazlet Manor Associates, (Series 1998), (Allfirst Bank LOC), 1.810%, 2/5/2002	4,745,000
20,325,000		Healthcare Funding LLC, (Series 1998 A), (National City Bank, Michigan/Illinois LOC), 2.020%, 2/7/2002	20,325,000
4,110,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 1.940%, 2/7/2002	4,110,000
34,320,000		Inland Empire Solid Waste Financing Authority, CA, (Bayerische Hypotheken-und Vereinsbank AG LOC), 2.050%, 2/6/2002	34,320,000
16,095,000		JFK Family Borrowing LLP, (Series 1997), (Allfirst Bank LOC), 1.810%, 2/5/2002	16,095,000
4,275,000		J.P. Plymouth Properties LLC, (Series 1999), (Michigan National Bank, Farmington Hills LOC), 1.930%, 2/6/2002	4,275,000
7,480,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.930%, 2/7/2002	7,480,000
35,000,000		Key Bank, N.A., 1.850%, 7/19/2002	35,016,238
3,780,000		Kings Creek Country Club, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 1.990%, 2/6/2002	3,780,000
2,250,000		L.H. Kroh, Inc., (Series 1998), (First Union National Bank, Charlotte, NC LOC), 1.990%, 2/6/2002	2,250,000
1,105,000		Lincoln Park, (Bank One, N.A. Chicago LOC), 1.930%, 2/7/2002	1,105,000
157,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.840%, 2/15/2002	157,000,000
25,310,366		Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.920%, 2/15/2002	25,310,366
5,165,000		Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (First Union National Bank, Charlotte, NC LOC), 1.930%, 2/6/2002	5,165,000
69,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.970%, 3/27/2002	69,000,000
57,650,000		MPAR, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.950%, 2/7/2002	57,650,000
6,740,000		Mack Industries, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	6,740,000
530,000		Madison, WI, Community Development Authority, (Series 1997-B) Hamilton Point Apts., (Bank One, N.A. Wisconsin LOC), 1.980%, 2/7/2002	530,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$21,990,000		Maryland Economic Development Corp., Human Genome (Series 1997), (Allfirst Bank LOC), 1.810%, 2/5/2002	$21,990,000
12,940,000		Maryland Economic Development Corp., Human Genome Sciences (Series 1999B), (First Union National Bank, Charlotte, NC LOC), 1.810%, 2/5/2002	12,940,000
16,000,000		Maryland Economic Development Corp.,) Human Genome Sciences (Series 2001A, (Allfirst Bank LOC), 1.810%, 2/5/2002	16,000,000
260,000		Maryland Economic Development Corp., Victor Graphics, (Allfirst Bank LOC), 1.860%, 2/1/2002	260,000
114,000		Maryland State IDFA, Human Genome, (Series1994), (Allfirst Bank LOC), 1.810%, 2/4/2002	114,000
33,000,000		Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank LOC), 1.950%, 2/6/2002	33,000,000
3,795,000		McClatchy-Avondale Corp., (Series 1999), (Allfirst Bank LOC), 1.810%, 2/5/2002	3,795,000
1,390,000		McClellan Management, Inc., Genoa Health Care Center Project (Series 1999), (Fifth Third Bank of Northwestern OH LOC), 1.960%, 2/7/2002	1,390,000
5,750,000		Medford Convalescent & Nursing Center, (Series 1997), (Valley National Bank, Passaic, NJ LOC), 1.860%, 2/5/2002	5,750,000
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.693%, 1/16/2003	10,000,000
2,426,000		Midwest Funding Corp., (Series 1991-A), Class A-1, (Bank One, N.A. Ohio LOC), 1.880%, 2/7/2002	2,426,000
517,000		Midwest Funding Corp., (Series 1991-C), (Bank One, N.A. Ohio LOC), 1.950%, 2/7/2002	517,000
2,356,000		Midwest Funding Corp., (Series 1992-B), (Bank One, N.A. Ohio LOC), 1.950%, 2/7/2002	2,356,000
1,187,000		Midwest Funding Corp., (Series 1992-C), (Bank One, N.A. Ohio LOC), 1.880%, 2/7/2002	1,187,000
4,495,000		Miller, James & Deborah, (Series 1997), (Allfirst Bank LOC), 1.810%, 2/5/2002	4,495,000
8,200,000		Mississippi Business Finance Corp., Choctaw Foods, Inc., (Rabobank Nederland, Utrecht LOC), 1.950%, 2/6/2002	8,200,000
6,600,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Amsouth Bank N.A., Birmingham LOC), 1.860%, 2/7/2002	6,600,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank of NC, N.A. LOC), 1.790%, 2/7/2002	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank of NC, N.A. LOC), 1.850%, 2/6/2002	17,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$2,100,000		Moody, AL, (Series 2000-B), (Regions Bank, Alabama LOC), 2.150%, 2/7/2002	$2,100,000
12,925,000		North Oaks Partnership, (Series 1998), (Lasalle Bank, N.A. LOC), 1.930%, 2/7/2002	12,925,000
960,000		Nova University, Inc., Lease Revenue Bonds, (Series 1993) Miami Dolphins Training Facility, (SunTrust Bank LOC), 1.950%, 2/6/2002	960,000
46,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank of NC, N.A. LOC), 1.850%, 2/6/2002	46,800,000
4,659,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.020%, 2/7/2002	4,659,000
1,100,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.980%, 2/7/2002	1,100,000
12,370,000		Ohio Solid Waste Facility, Bailey-PVS Oxides LLC (Series 1998), (Key Bank, N.A. LOC), 2.050%, 2/7/2002	12,370,000
5,230,000		Old South Country Club, Inc., (Series 1999), (Allfirst Bank LOC), 1.810%, 2/5/2002	5,230,000
1,485,000		Orangeburg Convalescent Care Center, Inc., (Series 1995-A), (PNC Bank, N.A. LOC), 2.000%, 2/4/2002	1,485,000
1,700,000		PV Communications, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.970%, 2/7/2002	1,700,000
5,120,000		Portsmouth, VA IDA, (Bank of America N.A. LOC), 1.930%, 2/6/2002	5,120,000
6,077,000		Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 1.950%, 2/7/2002	6,077,000
1,805,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,805,000
25,000,000		Riderwood Village, Inc., (Allfirst Bank LOC), 1.930%, 2/7/2002	25,000,000
8,830,000		Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	8,830,000
10,150,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 1.950%, 2/6/2002	10,150,000
10,150,000		Rooker, J.W., (Wachovia Bank of NC, N.A. LOC), 1.850%, 2/6/2002	10,150,000
31,750,000		SMM Trust, (Series 2001-M), (J.P. Morgan Chase & Co. Swap Agreement), 1.900%, 3/13/2002	31,750,000
40,000,000		SMM Trust, (Series 2001-N), Class A-1, Notes, (J.P. Morgan Chase Bank LOC), 1.901%, 3/19/2002	40,000,000
8,050,000		Santa Rosa, CA, (Westdeutsche Landesbank Girozentrale LOC), 1.950%, 2/7/2002	8,050,000
2,750,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 2.000%, 2/6/2002	2,750,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,360,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 2.000%, 2/6/2002	$1,360,000
3,166,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank of Northwestern OH LOC), 1.930%, 2/7/2002	3,166,000
2,760,000		Scranton Times LP, Series 1997, (PNC Bank, N.A. LOC), 2.000%, 2/4/2002	2,760,000
9,105,000		Smith Land Improvement Corp., (Series 1999), (Allfirst Bank LOC), 1.810%, 2/5/2002	9,105,000
500,000		Solon, OH, Custom Graphics, (Bank One, N.A. Ohio LOC), 2.050%, 2/7/2002	500,000
8,500,000		Spira Millenium LLC, (Series 2001), (Fleet National Bank LOC), 2.050%, 2/7/2002	8,500,000
43,000,000		Spitzer Group, (Bank One, N.A. Ohio LOC), 1.950%, 2/7/2002	43,000,000
5,380,000		Springfield Ltd. Partnership, (UBS AG LOC), 1.950%, 2/7/2002	5,380,000
1,665,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (U.S. Bank N.A., MN LOC), 2.080%, 2/7/2002	1,665,000
2,750,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank N.A., MN LOC), 1.980%, 2/7/2002	2,750,000
2,605,000		Stratford Properties LP, (Series 1998), (Allfirst Bank LOC), 1.810%, 2/5/2002	2,605,000
4,095,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.980%, 2/7/2002	4,095,000
45,285,000		Terry Griffin Gate Partners Ltd., (Series 1995), (Bank One, N.A. Kentucky LOC), 2.000%, 2/6/2002	45,285,000
5,770,000		Town Development, Inc., (Series 2000), (Allfirst Bank LOC), 1.810%, 2/1/2002	5,770,000
890,000		Trap Rock Industries, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 1.940%, 2/6/2002	890,000
80,000,000		U.S. Bank N.A., MN, 1.955%, 6/14/2002	80,056,856
50,000,000	[3]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.945%, 3/18/2002	50,000,000
4,715,000		Van Dyne Crotty Co., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.980%, 2/7/2002	4,715,000
7,455,000		Van Dyne Crotty Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.980%, 2/7/2002	7,455,000
2,895,000		Van Wyk Enterprises, Inc., (Series 1998-A), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	2,895,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$2,000,000		Van Wyk Enterprises, Inc., (Series 1998-B), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	$2,000,000
395,000		Van Wyk Enterprises, Inc., (Series 1998-C), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	395,000
3,295,000		Van Wyk Enterprises, Inc., (Series 1998-D), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	3,295,000
755,000		Van Wyk Enterprises, Inc., (Series 1998-F), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	755,000
920,000		Van Wyk, Bruce M., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	920,000
11,900,000		Virginia Health Services, Inc., (Wachovia Bank of NC, N.A. LOC), 1.850%, 2/6/2002	11,900,000
1,023,000		Vista Funding Corp., (Bank One, N.A. Ohio LOC), 1.880%, 2/7/2002	1,023,000
2,144,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank of Northwestern OH LOC), 1.880%, 2/7/2002	2,144,000
1,117,000		Vista Funding Corp., (Series 1995-B), (Fifth Third Bank of Northwestern OH LOC), 1.880%, 2/7/2002	1,117,000
8,217,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank of Northwestern OH LOC), 2.000%, 2/7/2002	8,217,000
1,547,000		Vista Funding Corp., (Series 1995-E), (Bank One, N.A. Ohio LOC), 2.000%, 2/7/2002	1,547,000
6,666,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank of Northwestern OH LOC), 1.980%, 2/7/2002	6,666,000
2,805,000		Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.940%, 2/7/2002	2,805,000
926,431		Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	926,431
66,000,000		Wells Fargo & Co., 1.830%, 2/14/2002	66,000,000
5,990,000		Westminster Village Terre Haute, Inc., (Huntington National Bank, Columbus, OH LOC), 1.930%, 2/7/2002	5,990,000
1,800,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	1,800,000
12,200,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.960%, 2/7/2002	12,200,000
1,200,000		White Bear Lake, MN, (Series 1993), (Wells Fargo Bank Minnesota, N.A. LOC), 2.110%, 2/7/2002	1,200,000
8,700,000		Willacoochee, City of, Development Authority, Longboard, Inc. Project (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.900%, 2/6/2002	8,700,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$15,655,000		William Hill Manor, Inc., (Series 1998), (Allfirst Bank LOC), 1.810%, 2/5/2002	$15,655,000
6,495,000		Willow Hill Industries, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	6,495,000
8,445,000		Wilsbach Distributors, Inc., (Series 1999), (Allfirst Bank LOC), 1.990%, 2/6/2002	8,445,000
2,010,000		YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 1.920%, 2/7/2002	2,010,000

		TOTAL	1,837,528,925

		Brokerage--1.0%
251,100,000		Goldman Sachs Group, Inc., 1.780% - 1.943%, 2/1/2002 - 3/21/2002	251,100,000

		Chemicals--0.3%
62,700,000		Bayer Corp., 4.750%, 3/19/2002	62,779,863

		Electrical Equipment--0.3%
3,550,000		Alabama State IDA, General Electric Project, (General Electric Capital Corp. LOC), 1.870%, 2/7/2002	3,550,000
65,786,454		Northwest Airlines, Inc., (Guaranteed by General Electric Capital Corp.), 2.000%, 2/4/2002	65,786,454

		TOTAL	69,336,454

		Finance - Commercial--0.4%
5,000,000		CIT Group, Inc., 2.245%, 2/28/2002	5,003,570
85,000,000		Compass Securitization LLC, 1.812%, 7/9/2002	85,000,000

		TOTAL	90,003,570

		Finance - Retail--0.7%
4,700,000		Associates Corp. of North America, 2.330%, 2/1/2002	4,702,513
40,000,000		Bishop's Gate Residential Mortgage Trust 2001-1, Class A-1, 1.950%, 2/28/2002	40,000,000
137,000,000		USA Education, Inc., 1.810%, 4/29/2002	137,000,000

		TOTAL	181,702,513

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Finance - Securities--1.6%
$142,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.760% - 1.800%, 2/11/2002 - 2/15/2002	$141,994,978
262,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.740% - 1.890%, 2/1/2002 - 2/19/2002	261,996,071

		TOTAL	403,991,049

		Government Agency--0.2%
7,945,000		Direct One Funding Corp., (FNMA INS), 1.900%, 2/7/2002	7,945,000
29,150,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA INS), 1.900%, 2/7/2002	29,150,000
14,885,000		Direct One Funding Corp., Sexton Properties LP, (Series 2000), (FNMA INS), 1.900%, 2/7/2002	14,885,000
5,350,000		Grand Pointe II LP, (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 1.880%, 2/7/2002	5,350,000

		TOTAL	57,330,000

		Insurance--4.7%
25,300,000		Albuquerque, NM, (Series 2000-A), (MBIA INS), 1.890%, 2/6/2002	25,300,000
84,000,000		Allstate Life Insurance Co., 2.013% - 2.075%, 2/1/2002	84,000,000
285,000,000		Compass Securitization LLC, 1.785%, 2/13/2002	284,998,151
35,500,000		First Allmerica Financial Life Insurance Co., 2.355%, 2/4/2002	35,500,000
40,000,000		GE Life and Annuity Assurance Co., 2.182%, 3/1/2002	40,000,000
158,600,000		Jackson National Life Insurance Co., 1.840% - 2.340%, 2/1/2002 - 2/22/2002	158,600,000
27,620,965		Liquid Asset Backed Securities Trust, (Series 1997-3), (AMBAC INS), 1.870%, 3/28/2002	27,620,965
117,000,000		Monumental Life Insurance Co., 1.980% - 3.640%, 2/1/2002 - 2/28/2002	117,000,000
55,000,000		New York Life Insurance Co., 2.181%, 2/28/2002	55,000,000
22,000,000		Premium Asset Trust, Series 2000-5, (Insured by Hartford Life Insurance Co.), 2.053%, 2/1/2002	22,006,426
49,000,000		Protective Life Insurance Co., 2.380%, 2/1/2002	49,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Insurance--continued
$65,000,000		Security Life of Denver Insurance Co., 1.900% - 1.970%, 3/26/2002 - 4/25/2002	$65,000,000
100,000,000		Transamerica Occidental Life Insurance Co., 2.021%, 4/8/2002	100,000,000
87,000,000		Travelers Insurance Co., 1.981% - 2.181%, 3/1/2002 - 3/28/2002	87,000,000
36,355,000		World Wildlife Fund, Inc., (Series 2000 B), (AMBAC INS), 1.860%, 2/7/2002	36,355,000

		TOTAL	1,187,380,542

		Telecommunications--1.0%
98,000,000		BellSouth Telecommunications, Inc., 2.041%, 3/4/2002	98,012,248
160,000,000		Verizon Global Funding, 1.860% - 1.930%, 3/15/2002 - 3/20/2002	160,007,825

		TOTAL	258,020,073

		TOTAL NOTES -- VARIABLE	4,399,172,989

		TIME DEPOSITS--3.3%
		Banking--3.3%
125,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.875%, 2/1/2002	125,000,000
155,000,000		Chase Manhattan Bank (USA) N.A., Wilmington, 1.875%, 2/1/2002	155,000,000
105,000,000		Deutsche Bank AG, 1.875%, 2/1/2002	105,000,000
250,000,000		Societe Generale, Paris, 1.875%, 2/1/2002	250,000,000
100,000,000		UBS AG, 1.864%, 10/17/2002	100,000,000
105,000,000		Westdeutsche Landesbank Girozentrale, 1.875%, 2/1/2002	105,000,000

		TOTAL TIME DEPOSITS	840,000,000

		MUTUAL FUND--2.0%
515,000,000		Nations Money Market Reserves, 2.240%	515,000,000

		REPURCHASE AGREEMENTS--6.5%[4]
258,000,000		Bank of America LLC, 1.940%, dated 1/31/2002, due 2/1/2002	258,000,000
250,000,000		Goldman Sachs & Co., 1.940%, dated 1/31/2002, due 2/1/2002	250,000,000
80,000,000		J.P. Morgan Chase & Co., 1.750%, dated 1/31/2002, due 2/1/2002	80,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[4]
$603,587,000		Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	$603,587,000
193,000,000		Societe Generale, New York, 1.900%, dated 1/31/2002, due 2/1/2002	193,000,000
200,000,000		State Street Bank and Trust Co., 1.880%, dated 1/31/2002, due 2/1/2002	200,000,000
50,000,000		Warburg Dillon Reed LLC, 1.850%, dated 1/31/2002, due 2/1/2002	50,000,000

		TOTAL REPURCHASE AGREEMENTS	1,634,587,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$25,157,753,176

1 Each issue shows the rate of discount at the time of purchase

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At January 31, 2002, these securities amounted to $119,000,000 which represents 0.5% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($25,203,934,716) at January 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts--Liquidity Option Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$25,157,753,176
Receivable for investments sold		6,353
Income receivable		99,284,168
Receivable for shares sold		148,470

TOTAL ASSETS		25,257,192,167

Liabilities:
Payable for investments purchased	$6,786,772
Payable for shares redeemed	2,027,884
Income distribution payable	42,203,957
Accrued expenses	2,238,838

TOTAL LIABILITIES		53,257,451

Net assets for 25,203,934,716 shares outstanding		$25,203,934,716

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$19,609,840,279 ÷ 19,608,840,279 shares outstanding		$1.00

Institutional Service Shares:
$5,594,094,437 ÷ 5,594,094,437 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest			$338,453,845

Expenses:
Investment adviser fee		$23,485,158
Administrative personnel and services fee		8,835,809
Custodian fees		571,477
Transfer and dividend disbursing agent fees and expenses		138,116
Directors'/Trustees' fees		58,713
Auditing fees		7,269
Legal fees		35,228
Portfolio accounting fees		744,257
Shareholder services fee--Institutional Shares		22,172,821
Shareholder services fee--Institutional Service Shares		7,183,627
Share registration costs		130,142
Printing and postage		23,485
Insurance premiums		20,665
Miscellaneous		27,959

TOTAL EXPENSES		63,434,726

Waivers:
Waiver of investment adviser fee	$(10,023,007)
Waiver of shareholder services fee--Institutional Shares	(22,172,821)

TOTAL WAIVERS		(32,195,828)

Net expenses			31,238,898

Net investment income			$307,214,947

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$307,214,947	$811,891,514

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(235,641,879)	(553,832,650)
Institutional Service Shares	(71,573,068)	(258,058,864)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(307,214,947)	(811,891,514)

Share Transactions:
Proceeds from sale of shares	166,077,321,598	204,920,733,922
Net asset value of shares issued to shareholders in payment of distributions declared	89,317,090	278,837,294
Cost of shares redeemed	(159,970,501,237)	(197,065,069,296)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,196,137,451	8,134,501,920

Change in net assets	6,196,137,451	8,134,501,920

Net Assets:
Beginning of period	19,007,797,265	10,873,295,345

End of period	$25,203,934,716	$19,007,797,265

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.06	0.06	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.06)	(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.39%	5.74%	5.88%	5.14%	5.64%	5.45%

Ratios to Average Net Assets:

Expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.66%[3]	5.32%	5.76%	4.99%	5.51%	5.35%

Expense waiver/reimbursement[4]	0.34%[3]	0.35%	0.35%	0.35%	0.35%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$19,609,840	$13,560,153	$6,630,924	$5,185,448	$3,980,339	$3,588,082

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.26%	5.48%	5.62%	4.88%	5.37%	5.19%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	2.49%[3]	5.29%	5.50%	4.77%	5.24%	5.11%

Expense waiver/reimbursement[4]	0.09%[3]	0.10%	0.10%	0.10%	0.10%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,594,094	$5,447,645	$4,242,371	$4,215,510	$3,468,222	$2,236,997

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as brokers/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resale. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2002, capital paid in aggregated $25,203,934,716.

Transactions in shares were as follows:

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Shares:
Shares sold	141,921,757,994	155,829,919,326
Shares issued to shareholders in payment of distributions declared	64,349,278	194,017,875
Shares redeemed	(135,936,419,575)	(149,094,708,313)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,049,687,697	6,929,228,888

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Service Shares:
Shares sold	24,155,563,604	49,090,814,596
Shares issued to shareholders in payment of distributions declared	24,967,812	84,819,419
Shares redeemed	(24,034,081,662)	(47,970,360,983)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	146,449,754	1,205,273,032

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,196,137,451	8,134,501,920

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N203
Cusip 60934N708

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

1022002 (3/02)

Federated Investors
World-Class Investment Manager

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--102.7%
$24,000,000	[1]	Federal Farm Credit System, Discount Notes, 1.650% - 1.900%, 2/20/2002 - 3/14/2002	$23,968,273
16,000,000	[2]	Federal Farm Credit System, Floating Rate Notes, 1.650% - 1.714%, 2/1/2002 - 4/27/2002	15,997,636
27,340,000		Federal Farm Credit System, Notes, 1.720% - 6.875%, 2/1/2002 - 7/1/2002	27,362,886
71,500,000	[1]	Federal Home Loan Bank System, Discount Notes, 1.590% - 3.820%, 2/1/2002 - 7/26/2002	71,343,202
42,500,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 1.570% - 1.950%, 2/4/2002 - 4/21/2002	42,481,112
24,990,000		Federal Home Loan Bank System, Notes, 2.200% - 7.250%, 2/1/2002 - 1/28/2003	25,167,283
11,000,000	[1]	Student Loan Marketing Association, Discount Notes, 1.710% - 3.690%, 3/18/2002 - 7/15/2002	10,919,156
2,500,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 2.098%, 2/5/2002	2,500,000
1,000,000		Student Loan Marketing Association, Master Note, 1.748%, 2/5/2002	1,000,000
24,000,000	[1]	Tennessee Valley Authority, Discount Notes, 1.560% - 1.680%, 2/13/2002 - 3/15/2002	23,976,280
1,000,000		Tennessee Valley Authority, Note, 6.000%, 9/24/2002	1,022,046

		TOTAL GOVERNMENT AGENCIES	245,737,874

		U.S. TREASURY--2.1%
5,000,000		United States Treasury Bills, 1.570%, 4/11/2002	4,984,954

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$250,722,828

1 The issues show the rate of discount at the time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($239,331,979) at January 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$250,722,828
Income receivable		767,107

TOTAL ASSETS		251,489,935

Liabilities:
Payable for investments purchased	$10,999,692
Payable to bank	793,187
Income distribution payable	352,427
Accrued expenses	12,650

TOTAL LIABILITIES		12,157,956

Net assets for 239,331,979 shares outstanding		$239,331,979

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$239,331,979 ÷ 239,331,979 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest			$3,685,854

Expenses:
Investment adviser fee		$521,046
Administrative personnel and services fee		98,021
Custodian fees		7,638
Transfer and dividend disbursing agent fees and expenses		12,080
Directors'/Trustees' fees		1,260
Auditing fees		5,474
Legal fees		2,258
Portfolio accounting fees		31,699
Shareholder services fee		325,653
Share registration costs		9,776
Printing and postage		5,471
Insurance premiums		826
Miscellaneous		7,907

TOTAL EXPENSES		1,029,109

Waivers:
Waiver of investment adviser fee	$(163,072)
Waiver of shareholder services fee	(260,523)

TOTAL WAIVERS		(423,595)

Net expenses			605,514

Net investment income			3,080,340

Net realized gain on investments			78,479

Change in net assets resulting from operations			$3,158,819

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,080,340	$17,221,275
Net realized gain on investments	78,479	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,158,819	17,221,275

Distributions to Shareholders:
Distributions from net investment income	(3,080,340)	(17,221,275)
Distributions from realized gain on investments	(78,479)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,158,819)	(17,221,275)

Share Transactions:
Proceeds from sale of shares	294,934,315	825,754,571
Net asset value of shares issued to shareholders in payment of distributions declared	99,221	1,866,208
Cost of shares redeemed	(332,637,475)	(934,983,530)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,603,939)	(107,362,751)

Change in net assets	(37,603,939)	(107,362,751)

Net Assets:
Beginning of period	276,935,918	384,298,669

End of period	$239,331,979	$276,935,918

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended November 30,
	1/31/2002	7/31/2001	7/31/2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.04	0.05	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.00 [3]	--	--	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.05	0.04	0.05	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)
Distribution from net realized gain on investments	(0.00)[3]	--	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	1.23%	5.38%	3.80%	4.73%	5.16%	5.15%	5.08%

Ratios to Average Net Assets:

Expenses	0.46%[5]	0.46%	0.46%[5]	0.46%	0.46%	0.46%	0.46%

Net investment income	2.37%[5]	5.33%	5.59%[5]	4.61%	5.06%	5.02%	4.99%

Expense waiver/ reimbursement[6]	0.33%[5]	0.32%	0.31%[5]	0.31%	0.31%	0.31%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$239,332	$276,936	$384,299	$449,476	$535,007	$562,704	$599,550

1 The Fund changed its fiscal year end from November 30 to July 31.

2 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Amount less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2002 capital paid-in aggregated $239,331,979.

Transactions in shares were as follows:

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Shares sold	294,934,315	825,754,571
Shares issued to shareholders in payment of distributions declared	99,221	1,866,208
Shares redeemed	(332,637,475)	(934,983,530)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(37,603,939)	(107,362,751)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N773

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

0062905 (3/02)

Federated Investors
World-Class Investment Manager

Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--62.3%[1]
$365,000,000	[2]	ABN AMRO Bank, NV, New York, 1.680%, dated 1/10/2002, due 2/7/2002	$365,000,000
626,460,000		BNP Paribas Securities Corp., 1.900%, dated 1/31/2002, due 2/1/2002	626,460,000
250,000,000		Bank of Nova Scotia, Toronto, 1.900%, dated 1/31/2002, due 2/1/2002	250,000,000
695,000,000		Barclays Capital, Inc., 1.900%, dated 1/31/2002, due 2/1/2002	695,000,000
581,000,000		Bear Stearns Cos., Inc., 1.910%, dated 1/31/2002, due 2/1/2002	581,000,000
21,000,000		CIBC Wood Gundy Securities Corp., 1.900%, dated 1/31/2002, due 2/1/2002	21,000,000
316,000,000		Credit Suisse First Boston Corp., 1.900%, dated 1/31/2002, due 2/1/2002	316,000,000
580,599,000		Deutsche Bank Alex Brown, Inc., 1.900%, dated 1/31/2002, due 2/1/2002	580,599,000
225,000,000		Greenwich Capital Markets, Inc., 1.900%, dated 1/31/2002, due 2/1/2002	225,000,000
326,000,000		J.P. Morgan Chase & Co., 1.900%, dated 1/31/2002, due 2/1/2002	326,000,000
606,000,000		Morgan Stanley and Co., Inc., 1.900%, dated 1/31/2002, due 2/1/2002	606,000,000
189,000,000	[2]	Morgan Stanley and Co., Inc., 2.090%, dated 10/25/2001, due 2/25/2002	189,000,000
510,000,000		Salomon Brothers, Inc., 1.900%, dated 1/31/2002, due 2/1/2002	510,000,000
1,081,714,000		Societe Generale Securities Corp., 1.900%, dated 1/31/2002, due 2/1/2002	1,081,714,000
325,000,000		State Street Bank and Trust Co., 1.880%, dated 1/31/2002, due 2/1/2002	325,000,000
316,000,000		Toronto Dominion Bank, NY, 1.900%, dated 1/31/2002, due 2/1/2002	316,000,000
100,000,000		Warburg Dillon Reed LLC, 1.800%, dated 1/31/2002, due 2/1/2002	100,000,000
481,206,000		Warburg Dillon Reed LLC, 1.900%, dated 1/31/2002, due 2/1/2002	481,206,000

		TOTAL REPURCHASE AGREEMENTS	7,594,979,000

Principal Amount			Value
		U.S. TREASURY--35.3%
$2,321,820,000	[3]	U.S. Treasury Bills, 1.530% - 1.750%, 3/7/2002 - 7/11/2002	$2,315,130,231
100,219,000		U.S. Treasury Bonds, 7.625% - 10.750%, 2/15/2002 - 2/15/2003	105,232,140
1,845,500,000		U.S. Treasury Notes, 4.625% - 6.625%, 2/28/2002 - 2/28/2003	1,877,759,914

		TOTAL U.S. TREASURY	4,298,122,285

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$11,893,101,285

1 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 The issues show the rate of discount at the time of purchase.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($12,182,155,829) at January 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$7,594,979,000
Investments in securities	4,298,122,285

Total investments in securities, at amortized cost and value		$11,893,101,285
Income receivable		37,269,506
Receivable for investments sold		271,759,108
Receivable for shares sold		2,352,179

TOTAL ASSETS		12,204,482,078

Liabilities:
Income distribution payable	20,764,504
Accrued expenses	1,561,745

TOTAL LIABILITIES		22,326,249

Net assets for 12,182,155,829 shares outstanding		$12,182,155,829

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,042,296,009 ÷ 6,042,296,009 shares outstanding		$1.00

Institutional Service Shares:
$5,544,587,791 ÷ 5,544,587,791 shares outstanding		$1.00

Institutional Capital Shares:
$595,272,029 ÷ 595,272,029 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest			$165,951,948

Expenses:
Investment adviser fee		$12,643,711
Administrative personnel and services fee		4,754,036
Custodian fees		299,002
Transfer and dividend disbursing agent fees and expenses		58,772
Directors'/Trustees' fees		37,931
Auditing fees		6,322
Legal fees		18,966
Portfolio accounting fees		421,341
Shareholder services fee--Institutional Shares		7,864,639
Shareholder services fee--Institutional Service Shares		7,133,100
Shareholder services fee--Institutional Capital Shares		806,900
Share registration costs		62,951
Printing and postage		12,644
Insurance premiums		8,545
Miscellaneous		25,287

TOTAL EXPENSES		34,154,147

Waivers:
Waiver of investment adviser fee	$(5,399,356)
Waiver of shareholder services fee--Institutional Shares	(7,864,639)
Waiver of shareholder services fee--Institutional Capital Shares	(484,140)

TOTAL WAIVERS		(13,748,135)

Net expenses			20,406,012

Net investment income			145,545,936

Net realized gain on investments			4,094,416

Change in net assets resulting from operations			$149,640,352

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$145,545,936	$590,367,648
Net realized gain on investments	4,094,416	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	149,640,352	590,367,648

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(75,829,777)	(326,392,484)
Institutional Service Shares	(62,080,726)	(243,382,845)
Institutional Capital Shares	(7,635,433)	(20,592,319)
Distributions from net realized gain on investments
Institutional Shares	(2,058,684)	--
Institutional Service Shares	(1,836,574)	--
Institutional Capital Shares	(199,158)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(149,640,352)	(590,367,648)

Share Transactions:
Proceeds from sale of shares	37,599,406,712	63,459,584,457
Net asset value of shares issued to shareholders in payment of distributions declared	28,596,224	152,485,926
Cost of shares redeemed	(37,385,988,770)	(61,806,895,613)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	242,014,166	1,805,174,770

Change in net assets	242,014,166	1,805,174,770
Net Assets:
Beginning of period	11,940,141,663	10,134,966,893

End of period	$12,182,155,829	$11,940,141,663

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.00 [2]	--	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.05	0.05	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[2]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	1.26%	5.47%	5.58%	4.91%	5.54%	5.36%

Ratios to Average Net Assets:

Expenses	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.41%[4]	5.36%	5.43%	4.79%	5.40%	5.24%

Expense waiver/reimbursement[5]	0.34%[4]	0.34%	0.34%	0.34%	0.35%	0.35%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,042,296	$6,009,592	$5,400,132	$5,477,028	$5,289,871	$4,814,583

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Amount less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.00 [2]	--	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.05	0.05	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[2]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	1.13%	5.21%	5.32%	4.65%	5.28%	5.10%

Ratios to Average Net Assets:

Expenses	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	2.18%[4]	5.03%	5.16%	4.54%	5.15%	5.03%

Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.09%	0.09%	0.10%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,544,588	$5,319,164	$4,400,816	$5,034,388	$5,045,428	$3,054,110

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Amount less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2002	2001	2000 [1]	1999	1998	1997 [2]
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.05	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.00 [3]	--	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.05	0.05	0.05	0.05	0.02

Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.02)
Distributions from net realized gain on investments	(0.00)[3]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[4]	1.21%	5.37%	5.47%	4.81%	5.43%	1.58%

Ratios to Average Net Assets:

Expenses	0.30%[5]	0.30%	0.30%	0.30%	0.30%	0.30%[5]

Net investment income	2.37%[5]	5.16%	5.25%	4.61%	5.30%	5.42%[5]

Expense waiver/reimbursement[6]	0.24%[5]	0.24%	0.24%	0.24%	0.25%	0.25%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$595,272	$611,386	$334,019	$462,807	$31,703	$42,505

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

3 Amount less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2002, capital paid-in aggregated $12,182,155,829.

Transactions in shares were as follows:

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Shares:
Shares sold	20,838,965,071	30,414,620,215
Shares issued to shareholders in payment of distributions declared	16,593,436	86,667,551
Shares redeemed	(20,822,854,067)	(29,891,828,174)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	32,704,440	609,459,592

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Service Shares:
Shares sold	13,946,772,571	28,747,782,630
Shares issued to shareholders in payment of distributions declared	11,297,951	60,900,138
Shares redeemed	(13,732,646,679)	(27,890,334,755)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	225,423,843	918,348,013

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Institutional Capital Shares:
Shares sold	2,813,669,070	4,297,181,612
Shares issued to shareholders in payment of distributions declared	704,837	4,918,237
Shares redeemed	(2,830,488,024)	(4,024,732,684)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(16,114,117)	277,367,165

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	242,014,166	1,805,174,770

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Treasury Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N500
Cusip 60934N872
Cusip 60934N823

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

1022004 (3/02)

Federated Investors
World-Class Investment Manager

Trust for Short-Term U.S. Government Securities

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--45.9%
$3,000,000		Federal Farm Credit System, Note, 6.625%, 2/1/2002	$3,000,000
4,000,000	[1]	Federal Home Loan Bank System, Discount Notes, 4.170% - 4.650%, 2/15/2002 - 3/28/2002	3,983,642
21,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 1.570% - 1.720%, 2/15/2002 - 4/21/2002	20,991,065
19,000,000		Federal Home Loan Bank System, Notes, 2.200% - 6.750%, 2/1/2002 - 1/14/2003	19,006,950
28,000,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 1.889% - 4.310%, 2/14/2002 - 7/18/2002	27,881,719
10,500,000		Federal Home Loan Mortgage Corp., Notes, 2.500% - 6.625%, 8/15/2002 - 12/27/2002	10,608,714
23,500,000	[1]	Federal National Mortgage Association, Discount Notes, 1.820% - 4.380%, 4/5/2002 - 11/15/2002	23,288,785
70,500,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 1.620% - 2.168%, 2/1/2002 - 4/30/2002	70,467,894
20,500,000		Federal National Mortgage Association, Notes, 2.250% - 6.750%, 7/5/2002 - 2/14/2003	20,718,902
1,000,000	[1]	Student Loan Marketing Association, Discount Notes, 1.820%, 7/1/2002	992,417
2,000,000		Student Loan Marketing Association, Note, 3.760%, 7/16/2002	1,999,592

		TOTAL GOVERNMENT AGENCIES	202,939,680

Principal Amount			Value
		REPURCHASE AGREEMENTS--56.3%[3]
$12,000,000	[4]	Bear Stearns Cos., Inc., 1.770%, dated 12/21/2001, due 2/19/2002	$12,000,000
20,000,000		Countrywide Securities Corp., 1.940%, dated 1/31/2002, due 2/1/2002	20,000,000
14,000,000	[4]	Credit Suisse First Boston Corp., 1.650%, dated 1/16/2002, due 2/19/2002	14,000,000
20,000,000		Deutsche Bank Alex Brown, Inc., 1.930%, dated 1/31/2002, due 2/1/2002	20,000,000
90,000,000		Fuji Government Securities, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	90,000,000
20,000,000		Goldman Sachs & Co., 1.940%, dated 1/31/2002, due 2/1/2002	20,000,000
20,000,000		J.P. Morgan Chase & Co., Inc., 1.940%, dated 1/31/2002, due 2/1/2002	20,000,000
20,000,000		Salomon Brothers, Inc., 1.940%, dated 1/31/2002, due 2/1/2002	20,000,000
6,000,000	[4]	State Street Bank and Trust Co., 1.650%, dated 1/16/2002, due 2/15/2002	6,000,000
2,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/14/2002	2,000,000
7,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/7/2002	7,000,000
4,000,000	[4]	Warburg Dillon Reed LLC, 1.790%, dated 12/19/2001, due 3/19/2002	4,000,000
7,000,000	[4]	Warburg Dillon Reed LLC, 1.875%, dated 11/13/2001, due 2/12/2002	7,000,000
7,074,000		Warburg Dillon Reed LLC, 1.900%, dated 1/31/2002, due 2/1/2002	7,074,000

		TOTAL REPURCHASE AGREEMENTS	249,074,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$452,013,680

1 Rates noted reflect the effective yield.

2 Denotes variable rate securities which show current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($442,129,456) at January 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$249,074,000
Investments in securities	202,939,680

Total investments in securities, at amortized cost and value		$452,013,680
Income receivable		1,090,029

TOTAL ASSETS		453,103,709

Liabilities:
Payable for investments purchased	$9,492,943
Income distribution payable	663,642
Payable to bank	789,869
Accrued expenses	27,799

TOTAL LIABILITIES		10,974,253

Net assets for 442,129,456 shares outstanding		$442,129,456

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$442,129,456 ÷ 442,129,456 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest			$7,232,181

Expenses:
Investment adviser fee		$990,357
Administrative personnel and services fee		186,316
Custodian fees		19,650
Transfer and dividend disbursing agent fees and expenses		12,283
Directors'/Trustees' fees		1,733
Auditing fees		5,109
Legal fees		2,307
Portfolio accounting fees		44,702
Shareholder services fee		618,973
Share registration costs		7,393
Printing and postage		6,179
Insurance premiums		990
Miscellaneous		1,486

TOTAL EXPENSES		1,897,478

Waivers:
Waiver of investment adviser fee	$(280,756)
Waiver of shareholder services fee	(495,179)

TOTAL WAIVERS		(775,935)

Net expenses			1,121,543

Net investment income			$6,110,638

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,110,638	$27,491,886

Distributions to Shareholders:
Distributions from net investment income	(6,110,638)	(27,491,886)

Share Transactions:
Proceeds from sale of shares	1,040,146,224	1,847,140,555
Net asset value of shares issued to shareholders in payment of distributions declared	911,586	5,141,657
Cost of shares redeemed	(1,124,746,636)	(1,809,848,146)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(83,688,826)	42,434,066

Change in net assets	(83,688,826)	42,434,066

Net Assets:
Beginning of period	525,818,282	483,384,216

End of period	$442,129,456	$525,818,282

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended November 30,
	1/31/2002	7/31/2001	7/31/2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.04	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.23%	5.37%	3.81%	4.75%	5.20%	5.20%	5.09%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%[3]	0.45%	0.45%	0.45%	0.45%

Net investment income	2.47%[3]	5.18%	5.58%[3]	4.65%	5.09%	5.07%	4.98%

Supplemental Data:

Net assets, end of period (000 omitted)	$442,129	$525,818	$483,384	$583,103	$597,685	$675,988	$844,108

1 The fund has changed its fiscal year-end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust For Short-Term U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2002, capital paid-in aggregated $442,129,456.

Transactions in shares were as follows:

	Six Months Ended 1/31/2002	Year Ended 7/ 31/2001
Shares sold	1,040,146,224	1,847,140,555
Shares issued to shareholders in payment of distributions declared	911,586	5,141,657
Shares redeemed	(1,124,746,636)	(1,809,848,146)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(83,688,826)	42,434,066

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Trust for Short-Term U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N781

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8063001 (3/02)

Federated Investors
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2002 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--63.4%[1]
$27,000,000	[2]	ABN AMRO Bank, NV, New York, 1.680%, dated 1/10/2002, due 2/7/2002	$27,000,000
40,000,000		BNP Paribas Securities Corp., 1.900%, dated 1/31/2002, due 2/1/2002	40,000,000
40,000,000		Barclays Capital, Inc., 1.900%, dated 1/31/2002, due 2/1/2002	40,000,000
40,000,000		Bear Stearns Cos., Inc., 1.910%, dated 1/31/2002, due 2/1/2002	40,000,000
40,000,000		CIBC Wood Gundy Securities Corp., 1.900%, dated 1/31/2002, due 2/1/2002	40,000,000
40,000,000		Credit Suisse First Boston Corp., 1.900%, dated 1/31/2002, due 2/1/2002	40,000,000
40,000,000		Deutsche Bank Alex Brown, Inc., 1.900%, dated 1/31/2002, due 2/1/2002	40,000,000
40,000,000		J.P. Morgan Securities, Inc., 1.900%, dated 1/31/2002, due 2/1/2002	40,000,000
40,000,000		Morgan Stanley and Co., Inc., 1.900%, dated 1/31/2002, due 2/1/2002	40,000,000
12,000,000	[2]	Morgan Stanley and Co., Inc., 2.090%, dated 10/25/2001, due 2/25/2002	12,000,000
40,000,000		Salomon Brothers, Inc., 1.900%, dated 1/31/2002, due 2/1/2002	40,000,000
40,000,000		Societe Generale, New York, 1.900%, dated 1/31/2002, due 2/1/2002	40,000,000
40,000,000		Toronto Dominion Bank, NY, 1.900%, dated 1/31/2002, due 2/1/2002	40,000,000
85,672,000		Warburg Dillon Reed LLC, 1.900%, dated 1/31/2002, due 2/1/2002	85,672,000

		TOTAL REPURCHASE AGREEMENTS	564,672,000

		U.S. TREASURY--35.3%
35,000,000	[3]	United States Treasury Bills, 1.531% - 1.575%, 4/18/2002	34,885,662
12,000,000	[3]	United States Treasury Bills, 1.700%, 3/14/2002	11,976,767
18,000,000	[3]	United States Treasury Bills, 1.700%, 7/11/2002	17,864,000
49,000,000	[3]	United States Treasury Bills, 1.720% - 1.750%, 3/7/2002	48,919,902
23,000,000	[3]	United States Treasury Bills, 1.721%, 3/28/2002	22,939,530
27,000,000	[3]	United States Treasury Bills, 1.729%, 3/21/2002	26,937,764
4,000,000		United States Treasury Bonds, 10.750%, 2/15/2003	4,353,412
4,000,000		United States Treasury Notes, 4.625%, 2/28/2003	4,096,759
14,000,000		United States Treasury Notes, 4.750% - 5.500%, 1/31/2003	14,429,642
9,000,000		United States Treasury Notes, 5.750%, 10/31/2002	9,225,876
5,000,000		United States Treasury Notes, 6.000%, 9/30/2002	5,082,737
51,000,000		United States Treasury Notes, 6.125% - 6.250%, 8/31/2002	51,785,224
3,000,000		United States Treasury Notes, 6.250%, 2/15/2003	3,125,896
17,000,000		United States Treasury Notes, 6.250%, 7/31/2002	17,254,207
Principal Amount			Value
		U.S. TREASURY--continued
$15,500,000		United States Treasury Notes, 6.375%, 6/30/2002	$15,659,876
10,000,000		United States Treasury Notes, 6.375%, 8/15/2002	10,141,946
10,250,000		United States Treasury Notes, 6.500%, 2/28/2002	10,266,605
5,000,000		United States Treasury Notes, 6.625%, 4/30/2002	5,054,704

		TOTAL U.S. TREASURY	314,000,509

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$878,672,509

1 The repurchase agreements are collateralized fully by U.S.Treasury obligations based on market prices at the date of the portfolio. The investments in repurchase agreements are through participation in a joint account with other Federated funds.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 The issue shows the rate of discount at time of purchase.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($890,042,674) at January 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$564,672,000
Investments in securities	314,000,509

Total investments in securities, at amortized cost and value		$878,672,509
Cash		12,465
Income receivable		2,813,961
Receivable for investments sold		9,990,815

TOTAL ASSETS		891,489,750

Liabilities:
Income distribution payable	1,386,635
Accrued expenses	60,441

TOTAL LIABILITIES		1,447,076

Net assets for 890,042,674 shares outstanding		$890,042,674

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$890,042,674 ÷ 890,042,674 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2002 (unaudited)

Investment Income:
Interest			$11,994,052

Expenses:
Investment adviser fee		$1,804,650
Administrative personnel and services fee		339,498
Custodian fees		36,704
Transfer and dividend disbursing agent fees and expenses		21,603
Directors'/Trustees' fees		3,311
Auditing fees		5,719
Legal fees		3,311
Portfolio accounting fees		57,916
Shareholder services fee		1,127,906
Share registration costs		10,778
Printing and postage		5,712
Insurance premiums		1,354
Miscellaneous		8,121

TOTAL EXPENSES		3,426,583

Waivers:
Waiver of investment adviser fee	$(483,249)
Waiver of shareholder services fee	(902,325)

TOTAL WAIVERS		(1,385,574)

Net expenses			2,041,009

Net investment income			$9,953,043

Net realized gain on investments			313,937

Change in net assets resulting from operations			$10,266,980

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2002	Year Ended 7/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,953,043	$50,307,399
Net realized gain on investments	313,937	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,266,980	50,307,399

Distributions to Shareholders:
Distributions from net investment income	(9,953,043)	(50,307,399)
Distributions from net realized gain on investments	(313,937)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,266,980)	(50,307,399)

Share Transactions:
Proceeds from sale of shares	1,609,297,046	3,833,669,928
Net asset value of shares issued to shareholders in payment of distributions declared	1,687,071	8,898,659
Cost of shares redeemed	(1,619,413,585)	(3,895,945,502)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,429,468)	(53,376,915)

Change in net assets	(8,429,468)	(53,376,915)

Net Assets:
Beginning of period	898,472,142	951,849,057

End of period	$890,042,674	$898,472,142

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,		Period Ended	Year Ended September 30,
	1/31/2002	2001	2000	7/31/1999 [1,2]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.04	0.05	0.05
Net realized and unrealized gain on investments	0.00 [3]	--	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.05	0.05	0.04	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.04)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[3]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.05)	(0.05)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	1.15%	5.22%	5.32%	3.76%	5.28%	5.16%

Ratios to Average Net Assets:
Expenses	0.45%[5]	0.45%	0.45%	0.45%[5]	0.45%	0.45%

Net investment income	2.28%[5]	5.12%	5.14%	4.45%[5]	5.17%	5.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$890,043	$898,472	$951,849	$1,465,381	$2,358,709	$1,797,163

1 Beginning with the period ended July 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 The Fund changed its fiscal year-end from September 30 to July 31.

3 Amount less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2002, capital paid-in aggregated $890,042,674. Transactions in shares were as follows:

	Six Months Ended 1/31/2002	Year Ended 7/31/2001
Shares sold	1,609,297,046	3,833,669,928
Shares issued to shareholders in payment of distributions declared	1,687,071	8,898,659
Shares redeemed	(1,619,413,585)	(3,895,945,502)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,429,468)	(53,376,915)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses or withholding taxes and extraordinary expenses) exceed 0.45% of its average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N799

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8042508 (3/02)